File No. 333-265919

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 3, 2022

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.

EQ Premier VIP Trust

(Exact Name of Registrant as Specified in Charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of Principal Executive Offices)

(212) 554-1234

(Registrant’s Area Code and Telephone Number)

Steven M. Joenk

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

With copies to:

William T. MacGregor, Esq. Equitable Investment Management Group, LLC 1290 Avenue of the Americas New York, New York 10104	Mark C. Amorosi, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Class B shares of beneficial interest in the series of the registrant designated as the EQ/Core Plus Bond Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File Nos. 333-70754 and 811-10509).

EQ PREMIER VIP TRUST

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A — Combined Proxy Statement and Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

1

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

1290 Avenue of the Americas

New York, New York 10104

August 19, 2022

Dear Contractholder:

Enclosed is a notice and Combined Proxy Statement and Prospectus relating to a Joint Special Meeting of Shareholders of each of the following Portfolios:

•	1290 VT Low Volatility Global Equity Portfolio (“Low Volatility Global Equity Portfolio”)

•	EQ/Franklin Growth Allocation Portfolio (“Franklin Growth Allocation Portfolio”)

•	EQ/First Trust Moderate Growth Allocation Portfolio (“First Trust Moderate Growth Allocation Portfolio”)

•	EQ/AXA Investment Managers Moderate Allocation Portfolio (“AXA IM Moderate Allocation Portfolio”)

•	EQ/Invesco International Growth Portfolio (“Invesco International Growth Portfolio”)

•	EQ/Franklin Strategic Income Portfolio (“Franklin Strategic Income Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

The Acquired Portfolios are series of EQ Advisors Trust (“EQ Trust”). The Joint Special Meeting of Shareholders of the Acquired Portfolios is scheduled to be held at EQ Trust’s offices, 1290 Avenue of the Americas, New York, New York 10104, on September 28, 2022, at 10:00 a.m., Eastern time. At the Meeting, the shareholders of the Acquired Portfolios who are entitled to vote at the Meeting, with shareholders of each Acquired Portfolio voting separately, will be asked to approve the proposals described below.

The Board of Trustees (the “Board”) of EQ Trust has called the Meeting to request shareholder approval of the reorganization of each Acquired Portfolio into a corresponding series of EQ Trust or EQ Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”) (each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”) (each, a “Reorganization”) as set forth below:

•	the Low Volatility Global Equity Portfolio into the EQ/Common Stock Index Portfolio (“Common Stock Index Portfolio”), a series of EQ Trust

•	the Franklin Growth Allocation Portfolio into the EQ/JPMorgan Growth Allocation Portfolio (“JPMorgan Growth Allocation Portfolio”), a series of EQ Trust

•	the First Trust Moderate Growth Allocation Portfolio into the EQ/Invesco Moderate Growth Allocation Portfolio (“Invesco Moderate Growth Allocation Portfolio”), a series of EQ Trust

•	the AXA IM Moderate Allocation Portfolio into the 1290 VT Moderate Growth Allocation Portfolio, a series of EQ Trust

•	the Invesco International Growth Portfolio into the EQ/MFS International Growth Portfolio (“MFS International Growth Portfolio”), a series of EQ Trust

•	the Franklin Strategic Income Portfolio into the EQ/Core Plus Bond Portfolio (“Core Plus Bond Portfolio”), a series of VIP Trust

As an owner of a variable life insurance policy and/or a variable annuity contract or certificate (a “Contract”) that participates in an Acquired Portfolio through the investment divisions of a separate account or accounts established by Equitable Financial Life Insurance Company (“Equitable Financial”) or another

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insurance company (each, an “Insurance Company), you (a “Contractholder”) are entitled to instruct the Insurance Company that issued your Contract how to vote the Acquired Portfolio shares related to your interest in those accounts as of the close of business on June 30, 2022. The Insurance Company that issued your Contract is the record owner of the Acquired Portfolio shares related to your interest in those accounts and may be referred to as a “shareholder.” The attached Notice of Joint Special Meeting of Shareholders and Combined Proxy Statement and Prospectus describe the matters to be considered at the Meeting. You should read the Combined Proxy Statement and Prospectus prior to completing your voting instruction card.

The Board of EQ Trust has approved the proposals and recommends that you vote “FOR” the proposal(s) relating to the Acquired Portfolio(s) in which you own shares. Although the Board has determined that a vote “FOR” each proposal is in your best interest, the final decision is yours.

Each Acquired Portfolio and each Acquiring Portfolio is managed by Equitable Investment Management Group, LLC. Each Acquired Portfolio (other than the Low Volatility Global Equity Portfolio) and each Acquiring Portfolio (other than the 1290 VT Moderate Growth Allocation Portfolio) is sub-advised by one or more investment sub-advisers. In each case, if the Reorganization involving an Acquired Portfolio is approved and implemented, each Contractholder that invests indirectly in the Acquired Portfolio will automatically become a Contractholder that invests indirectly in the corresponding Acquiring Portfolio.

You are cordially invited to attend the Meeting. Since it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your voting instructions by completing, dating, and signing the enclosed voting instruction card and returning it in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. For further information on how to instruct an Insurance Company, please see the Contractholder Voting Instructions included herein. We hope that you will be able to attend the Meeting, and if you wish, you may provide voting instructions in person, even though you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

Very truly yours,

Steven M. Joenk
Equitable Financial Life Insurance Company

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EQ ADVISORS TRUST

1290 VT Low Volatility Global Equity Portfolio

EQ/Franklin Growth Allocation Portfolio

EQ/First Trust Moderate Growth Allocation Portfolio

EQ/AXA Investment Managers Moderate Allocation Portfolio

EQ/Invesco International Growth Portfolio

EQ/Franklin Strategic Income Portfolio

1290 Avenue of the Americas

New York, New York 10104

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON

SEPTEMBER 28, 2022

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of each of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”), will be held on September 28, 2022, at 10:00 a.m., Eastern time, at the offices of EQ Trust, located at 1290 Avenue of the Americas, New York, New York 10104 (the “Meeting”):

•	1290 VT Low Volatility Global Equity Portfolio (“Low Volatility Global Equity Portfolio”)

•	EQ/Franklin Growth Allocation Portfolio (“Franklin Growth Allocation Portfolio”)

•	EQ/First Trust Moderate Growth Allocation Portfolio (“First Trust Moderate Growth Allocation Portfolio”)

•	EQ/AXA Investment Managers Moderate Allocation Portfolio (“AXA IM Moderate Allocation Portfolio”)

•	EQ/Invesco International Growth Portfolio (“Invesco International Growth Portfolio”)

•	EQ/Franklin Strategic Income Portfolio (“Franklin Strategic Income Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

The Meeting will be held to act on the following proposals:

For shareholders of the Low Volatility Global Equity Portfolio only:

1.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Low Volatility Global Equity Portfolio, a series of EQ Trust, into the EQ/Common Stock Index Portfolio, a series of EQ Trust.

For shareholders of the Franklin Growth Allocation Portfolio only:

2.	To approve the Plan of Reorganization and Termination with respect to the reorganization of the Franklin Growth Allocation Portfolio, a series of EQ Trust, into the EQ/JPMorgan Growth Allocation Portfolio, a series of EQ Trust.

For shareholders of the First Trust Moderate Growth Allocation Portfolio only:

3.	To approve the Plan of Reorganization and Termination with respect to the reorganization of the First Trust Moderate Growth Allocation Portfolio, a series of EQ Trust, into the EQ/Invesco Moderate Growth Allocation Portfolio, a series of EQ Trust.

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For shareholders of the AXA IM Moderate Allocation Portfolio only:

4.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the AXA IM Moderate Allocation Portfolio, a series of EQ Trust, into the 1290 VT Moderate Growth Allocation Portfolio, a series of EQ Trust.

For shareholders of the Invesco International Growth Portfolio only:

5.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Invesco International Growth Portfolio, a series of EQ Trust, into the EQ/MFS International Growth Portfolio, a series of EQ Trust.

For shareholders of the Franklin Strategic Income Portfolio only:

6.	To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Franklin Strategic Income Portfolio, a series of EQ Trust, into the EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust (“VIP Trust”).

The Board of Trustees of EQ Trust unanimously recommends that you vote in favor of the relevant proposal(s).

Please note that owners of variable life insurance policies and/or variable annuity contracts or certificates (the “Contractholders”) issued by Equitable Financial Life Insurance Company or another insurance company (each, an “Insurance Company) who have invested in shares of an Acquired Portfolio through the investment divisions of a separate account or accounts of an Insurance Company will be given the opportunity to provide the applicable Insurance Company with voting instructions on the above proposals.

You should read the Combined Proxy Statement and Prospectus attached to this notice prior to completing your proxy or voting instruction card. The record date for determining the number of shares outstanding, the shareholders entitled to vote, and the Contractholders entitled to provide voting instructions at the Meeting and any adjournments or postponements thereof has been fixed as the close of business on June 30, 2022. If you attend the Meeting, you may vote or provide your voting instructions in person.

The Special Meeting of Shareholders of each Acquired Portfolio is a separate meeting, but these Special Meetings of Shareholders are being held jointly and are referred to herein together as the “Meeting,” and each such Special Meeting of Shareholders has a separate quorum requirement.

YOUR VOTE IS IMPORTANT

Please return your proxy card or voting instruction card promptly.

Regardless of whether you plan to attend the Meeting, you should vote or provide voting instructions by promptly completing, dating, and signing the enclosed proxy or voting instruction card and returning it in the enclosed postage-paid envelope. You also can vote or provide voting instructions through the Internet or by telephone using the 16-digit control number that appears on the enclosed proxy or voting instruction card and following the simple instructions. If you are present at the Meeting, you may change your vote or voting instructions, if desired, at that time. The Board of Trustees of EQ Trust recommends that you vote or provide voting instructions to vote “FOR” each relevant proposal.

By order of the Board of Trustees of EQ Trust, William MacGregor, Secretary

Dated: August 19, 2022

New York, New York

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EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

CONTRACTHOLDER VOTING INSTRUCTIONS

REGARDING A JOINT SPECIAL MEETING OF SHAREHOLDERS OF

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO,

EACH A SERIES OF EQ ADVISORS TRUST

TO BE HELD ON SEPTEMBER 28, 2022

Dated: August     , 2022

GENERAL

These Contractholder Voting Instructions are being furnished by Equitable Financial Life Insurance Company (“Equitable Financial”) or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) to owners of its variable life insurance policies or variable annuity contracts or certificates (the “Contracts”) (the “Contractholders”) who, as of June 30, 2022 (the “Record Date”), had net premiums or contributions allocated to the investment divisions of its separate account or accounts (the “Separate Accounts”) that are invested in shares of one or more of the following Portfolios, each of which is a series of EQ Advisors Trust (“EQ Trust”):

•	1290 VT Low Volatility Global Equity Portfolio (“Low Volatility Global Equity Portfolio”)

•	EQ/Franklin Growth Allocation Portfolio (“Franklin Growth Allocation Portfolio”)

•	EQ/First Trust Moderate Growth Allocation Portfolio (“First Trust Moderate Growth Allocation Portfolio”)

•	EQ/AXA Investment Managers Moderate Allocation Portfolio (“AXA IM Moderate Allocation Portfolio”)

•	EQ/Invesco International Growth Portfolio (“Invesco International Growth Portfolio”)

•	EQ/Franklin Strategic Income Portfolio (“Franklin Strategic Income Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

EQ Trust is a Delaware statutory trust that is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.

Each Insurance Company will offer Contractholders the opportunity to instruct it, as the record owner of all of the shares of beneficial interest in an Acquired Portfolio (the “Shares”) held by its Separate Accounts, as to how it should vote on the respective reorganization proposals (the “Proposals”) that will be considered at the Joint Special Meeting of Shareholders of the Acquired Portfolios referred to in the preceding Notice and at any adjournments or postponements (the “Meeting”). The enclosed Combined Proxy Statement and Prospectus, which you should read and retain for future reference, sets forth concisely information about the proposed reorganization involving each Acquired Portfolio and the corresponding acquiring series of EQ Trust or EQ Premier VIP Trust (“VIP Trust,” and together with EQ Trust, the “Trusts”) that a Contractholder should know before completing the enclosed voting instruction card.

Equitable Financial is a wholly owned subsidiary of Equitable Holdings, Inc. (“Equitable Holdings”), which is a publicly-owned company. The principal offices of Equitable Financial and Equitable Holdings are located at 1290 Avenue of the Americas, New York, New York 10104.

These Contractholder Voting Instructions and the accompanying voting instruction card, together with the enclosed proxy materials, are being mailed to Contractholders on or about August 19, 2022.

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HOW TO INSTRUCT AN INSURANCE COMPANY

To instruct an Insurance Company as to how to vote the Shares held in the investment divisions of its Separate Accounts, Contractholders are asked to promptly complete their voting instructions on the enclosed voting instruction card(s), sign and date the voting instruction card(s), and mail the voting instruction card(s) in the accompanying postage-paid envelope. Contractholders also may provide voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

If a voting instruction card is not marked to indicate voting instructions but is signed and timely returned, it will be treated as an instruction to vote the Shares “FOR” the applicable Proposal.

The number of Shares held in the investment division of a Separate Account corresponding to the Acquired Portfolio for which a Contractholder may provide voting instructions was determined as of the Record Date by dividing (i) a Contract’s account value allocable to that investment division by (ii) the net asset value of one Share of the Acquired Portfolio. Each whole Share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote and each fractional Share is entitled to a proportionate fractional vote. At any time prior to an Insurance Company’s voting at the Meeting, a Contractholder may revoke his or her voting instructions with respect to that investment division by providing the Insurance Company with a properly executed written revocation of such voting instructions, by properly executing later-dated voting instructions by a voting instruction card, telephone or the Internet, or by appearing and providing voting instructions in person at the Meeting.

HOW AN INSURANCE COMPANY WILL VOTE

An Insurance Company will vote the Shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account for which an Insurance Company receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the Shares “FOR” a Proposal. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or that are attributable to amounts retained by an Insurance Company as surplus or seed money, will be voted by the applicable Insurance Company either “FOR” or “AGAINST” a Proposal, or as an abstention, in the same proportion as the Shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by an Insurance Company, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

OTHER MATTERS

The Insurance Companies are not aware of any matters, other than the specified Proposals, to be acted on at the Meeting. If any other matters come before the Meeting, an Insurance Company will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by directors, officers and employees of Equitable Investment Management Group, LLC, the investment adviser of the Trusts, or its affiliates as well as officers and agents of EQ Trust. The principal solicitation will be by mail, but voting instructions may also be solicited by telephone, fax, personal interview, the Internet or other permissible means.

The Special Meeting of Shareholders of each Acquired Portfolio is a separate meeting, but these Special Meetings of Shareholders are being held jointly and are referred to herein together as the “Meeting,” and each such Special Meeting of Shareholders has a separate quorum requirement. If the quorum necessary to transact business at the Meeting is not established with respect to an Acquired Portfolio, or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting in accordance with applicable law to permit further solicitation of voting instructions. The persons named as proxies will vote in their discretion on any such adjournment or postponement.

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It is important that your Contract be represented. Please promptly mark your voting instructions on the enclosed voting instruction card; then sign and date the voting instruction card and mail it in the accompanying postage-paid envelope. You may also provide your voting instructions by telephone at 1-800-690-6903 or by Internet at our website at www.proxyvote.com.

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COMBINED PROXY STATEMENT

for

1290 VT Low Volatility Global Equity Portfolio

EQ/Franklin Growth Allocation Portfolio

EQ/First Trust Moderate Growth Allocation Portfolio

EQ/AXA Investment Managers Moderate Allocation Portfolio

EQ/Invesco International Growth Portfolio

EQ/Franklin Strategic Income Portfolio,

each a series of EQ Advisors Trust (“EQ Trust”)

and

PROSPECTUS

for

EQ/Common Stock Index Portfolio

EQ/JPMorgan Growth Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

1290 VT Moderate Growth Allocation Portfolio

EQ/MFS International Growth Portfolio,

each a series of EQ Trust

EQ/Core Plus Bond Portfolio,

a series of EQ Premier VIP Trust (“VIP Trust”)

Dated August     , 2022

1290 Avenue of the Americas

New York, New York 10104

1-877-222-2144

This Combined Proxy Statement and Prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to owners (the “Contractholders”) of variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) issued by Equitable Financial Life Insurance Company (“Equitable Financial”) or another insurance company (each, an “Insurance Company” and together, the “Insurance Companies”) who, as of June 30, 2022, had net premiums or contributions allocated to the investment divisions of an Insurance Company’s separate account or accounts (the “Separate Accounts”) that are invested in shares of beneficial interest in one or more the following Portfolios, each of which is a series of EQ Trust:

•	1290 VT Low Volatility Global Equity Portfolio (“Low Volatility Global Equity Portfolio”)

•	EQ/Franklin Growth Allocation Portfolio (“Franklin Growth Allocation Portfolio”)

•	EQ/First Trust Moderate Growth Allocation Portfolio (“First Trust Moderate Growth Allocation Portfolio”)

•	EQ/AXA Investment Managers Moderate Allocation Portfolio (“AXA IM Moderate Allocation Portfolio”)

•	EQ/Invesco International Growth Portfolio (“Invesco International Growth Portfolio”)

•	EQ/Franklin Strategic Income Portfolio (“Franklin Strategic Income Portfolio”)

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”).

For a free copy of the related Statement of Additional Information dated August     , 2022, please call 1-877-222-2144 or write EQ Trust or VIP Trust (together, the “Trusts”) at the address above.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Combined Proxy Statement/Prospectus relates to the solicitation by the Board of Trustees (the “Board”) of EQ Trust of proxies to be used at the Joint Special Meeting of Shareholders of the Acquired Portfolios to be held at 1290 Avenue of the Americas, New York, New York 10104, on September 28, 2022, at 10:00 a.m., Eastern time, or any adjournment or postponement thereof (the “Meeting”).

Each Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”).

Contractholders are being provided the opportunity to instruct the applicable Insurance Company to approve or disapprove the proposals contained in this Combined Proxy Statement/Prospectus (each, a “Proposal”) in connection with the solicitation by the Board of EQ Trust of proxies for the Meeting. This Combined Proxy Statement/Prospectus also is being furnished to the Insurance Companies as the record owners of shares and to other shareholders (including retirement plan participants) that were invested in the Acquired Portfolios as of June 30, 2022.

The shareholders of each Acquired Portfolio will vote separately on its reorganization. The Proposals described in this Combined Proxy Statement/Prospectus are as follows:

Proposals	Shareholders Entitled to Vote on the Proposal
1. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Low Volatility Global Equity Portfolio, a series of EQ Trust, into the EQ/Common Stock Index Portfolio, a series of EQ Trust.	Shareholders of the Low Volatility Global Equity Portfolio.
2. To approve the Plan of Reorganization and Termination with respect to the reorganization of the Franklin Growth Allocation Portfolio, a series of EQ Trust, into the EQ/JPMorgan Growth Allocation Portfolio, a series of EQ Trust.	Shareholders of the Franklin Growth Allocation Portfolio.
3. To approve the Plan of Reorganization and Termination with respect to the reorganization of the First Trust Moderate Growth Allocation Portfolio, a series of EQ Trust, into the EQ/Invesco Moderate Growth Allocation Portfolio, a series of EQ Trust.	Shareholders of the First Trust Moderate Growth Allocation Portfolio.
4. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the AXA IM Moderate Allocation Portfolio, a series of EQ Trust, into the 1290 VT Moderate Growth Allocation Portfolio, a series of EQ Trust.	Shareholders of the AXA IM Moderate Allocation Portfolio.
5. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Invesco International Growth Portfolio, a series of EQ Trust, into the EQ/MFS International Growth Portfolio, a series of EQ Trust.	Shareholders of the Invesco International Growth Portfolio.
6. To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of the Franklin Strategic Income Portfolio, a series of EQ Trust, into the EQ/Core Plus Bond Portfolio, a series of VIP Trust.	Shareholders of the Franklin Strategic Income Portfolio.
7. To transact other business that may properly come before the Meeting or any adjournments thereof.	Shareholders of each Acquired Portfolio, as applicable.

Each reorganization referred to in Proposals 1-6 above is referred to herein as a “Reorganization” and together as the “Reorganizations.” Each of the EQ/Common Stock Index Portfolio (“Common Stock Index Portfolio”), EQ/JPMorgan Growth Allocation Portfolio (“JPMorgan Growth Allocation Portfolio”), EQ/Invesco Moderate Growth Allocation Portfolio (“Invesco Moderate Growth Allocation Portfolio”), 1290 VT Moderate Growth Allocation Portfolio, EQ/MFS International Growth Portfolio (“MFS International Growth Portfolio”) and EQ/Core Plus Bond Portfolio (“Core Plus Bond Portfolio”) is referred to herein as an “Acquiring Portfolio” and together as the “Acquiring Portfolios.”

This Combined Proxy Statement/Prospectus, which you should read and retain for future reference, contains important information regarding the Proposals that you should know before voting or providing voting instructions.

Additional information about each Trust has been filed with the SEC and is available, without charge, upon oral or written request. Distribution of this Combined Proxy Statement/Prospectus and proxy or voting instruction card to the Insurance Companies and other shareholders and to Contractholders is scheduled to begin on or about August 19, 2022. This Combined Proxy Statement/Prospectus and a proxy or voting instruction card also will be available at www.proxyvote.com on or about August 19, 2022. It is expected that one or more representatives of each Insurance Company will attend the Meeting in person or by proxy and will vote shares held by the Insurance Company and its affiliates in accordance with voting instructions received from its Contractholders and in accordance with voting procedures established by EQ Trust.

The Statement of Additional Information dated August     , 2022, relating to the Reorganizations of the Low Volatility Global Equity Portfolio, Franklin Growth Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio, Invesco International Growth Portfolio and Franklin Strategic Income Portfolio (File Nos. 333-265918 and 333-265919), which includes the financial statements for the fiscal year ended December 31, 2021, for the Acquired Portfolios and the Acquiring Portfolios, has been filed with the SEC and is incorporated by reference into this Combined Proxy Statement/Prospectus. The Prospectus of EQ Trust, dated May  1, 2022, as may be supplemented, with respect to the Low Volatility Global Equity Portfolio and the Prospectus of EQ Trust, dated May 1, 2022, as may be supplemented, with respect to the Franklin Growth Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio, Invesco International Growth Portfolio, and Franklin Strategic Income Portfolio have been filed with the SEC (File Nos. 333-17217 and 811-07953) and are incorporated by reference into this Combined Proxy Statement/Prospectus. For a free copy of any of these documents, please call 1-877-222-2144 or write the Trusts at the address above.

Each Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, each Trust must file certain reports and other information with the SEC. Reports and other information about each Trust are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Copies of EQ Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of EQ Trust’s annual or semi-annual reports, free of charge, by writing to EQ Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

TABLE OF CONTENTS

SUMMARY	6
The Proposed Reorganizations	6
PROPOSAL 1: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE LOW VOLATILITY GLOBAL EQUITY PORTFOLIO, A SERIES OF EQ TRUST, INTO THE COMMON STOCK INDEX PORTFOLIO, A SERIES OF EQ TRUST.	8
Comparison of Principal Risk Factors	12
Comparative Fee and Expense Tables	13
Example of Portfolio Expenses	14
Portfolio Turnover	14
Comparison of Investment Objectives, Policies and Strategies	15
Comparative Performance Information	17
Capitalization	18
PROPOSAL 2: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE JPMORGAN GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST.	19
Comparison of Principal Risk Factors	23
Comparative Fee and Expense Tables	24
Example of Portfolio Expenses	25
Portfolio Turnover	26
Comparison of Investment Objectives, Policies and Strategies	26
Comparative Performance Information	29
Capitalization	31
PROPOSAL 3: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST	31
Comparison of Principal Risk Factors	36
Comparative Fee and Expense Tables	36
Example of Portfolio Expenses	37
Portfolio Turnover	38
Comparison of Investment Objectives, Policies and Strategies	38
Comparative Performance Information	41
Capitalization	42
PROPOSAL 4: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE AXA IM MODERATE ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE 1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST	43
Comparison of Principal Risk Factors	48
Comparative Fee and Expense Tables	48
Example of Portfolio Expenses	49
Portfolio Turnover	50
Comparison of Investment Objectives, Policies and Strategies	50
Comparative Performance Information	54
Capitalization	55
PROPOSAL 5: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE INVESCO INTERNATIONAL GROWTH PORTFOLIO, A SERIES OF EQ TRUST, INTO THE MFS INTERNATIONAL GROWTH PORTFOLIO, A SERIES OF EQ TRUST.	56

Comparison of Principal Risk Factors	60
Comparative Fee and Expense Tables	60
Example of Portfolio Expenses	61
Portfolio Turnover	62
Comparison of Investment Objectives, Policies and Strategies	62
Comparative Performance Information	64
Capitalization	65
PROPOSAL 6: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN STRATEGIC INCOME PORTFOLIO, A SERIES OF EQ TRUST, INTO THE CORE PLUS BOND PORTFOLIO, A SERIES OF VIP TRUST	65
Comparison of Principal Risk Factors	70
Comparative Fee and Expense Tables	71
Portfolio Turnover	72
Comparison of Investment Objectives, Policies and Strategies	73
Comparative Performance Information	75
Capitalization	77
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	77
Terms of the Reorganization Agreements	77
Board Considerations	79
Potential Benefits of the Reorganizations to EIM and its Affiliates	81
Descriptions of Risk Factors	82
Federal Income Tax Consequences of the Reorganizations	97
Description of the Securities to Be Issued	99
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	100
Management of EQ Trust and VIP Trust	100
EQ Trust	100
VIP Trust	101
The Adviser	101
Advisory and Administrative Fees	103
The Sub-Advisers	107
Portfolio Services	111
Portfolio Distribution Arrangements	111
Payments to Broker-Dealers and Other Financial Intermediaries	112
Buying and Selling Shares	112
How Shares Are Priced	115
Dividends and Other Distributions	116
Federal Income Tax Considerations	117
Portfolio Holdings Disclosure	117
FINANCIAL HIGHLIGHTS	117
VOTING INFORMATION	133
Voting Rights	133
Required Shareholder Vote	134
Solicitation of Proxies and Voting Instructions	134
Adjournment or Postponement	135
Submission of Certain Shareholder Proposals	135
Other Matters	135
APPENDIX A.1 Form of Plan of Reorganization and Termination	A-1
APPENDIX A.2 Form of Agreement and Plan of Reorganization and Termination	A-15
APPENDIX B More Information on Strategies and Risk Factors	B-1
APPENDIX C Information Regarding the Underlying ETFs	C-1
APPENDIX D Security Ownership of Certain Beneficial Owners	D-1

SUMMARY

You should read this entire Combined Proxy Statement/Prospectus carefully. For additional information, you should consult the applicable Plan of Reorganization and Termination and/or Agreement and Plan of Reorganization and Termination (each, a “Reorganization Agreement” and together, the “Reorganization Agreements”), copies of the forms of which are attached hereto as Appendix A.1 and A.2, respectively.

The Proposed Reorganizations

This Combined Proxy Statement/Prospectus is soliciting shareholders with amounts invested in one or more Acquired Portfolios as of June 30, 2022, to approve the Reorganization Agreement (with respect to the Acquired Portfolio(s) in which they are invested), whereby each Acquired Portfolio will be reorganized into a corresponding Acquiring Portfolio, as described below. (Each Acquired Portfolio and each Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” and together, the “Portfolios.”) Each Acquired Portfolio and each Acquiring Portfolio is managed by Equitable Investment Management Group, LLC (“EIM” or the “Adviser”).

Among the Acquired Portfolios’ shares, each of the Low Volatility Global Equity Portfolio, the Franklin Growth Allocation Portfolio, the First Trust Moderate Growth Allocation Portfolio, the Invesco International Growth Portfolio, and the Franklin Strategic Income Portfolio has Class IB shares; and the AXA IM Moderate Allocation Portfolio has Class IB and Class K shares (together, the “Acquired Portfolio Shares”).

Among the Acquiring Portfolios’ shares, each of the Common Stock Index Portfolio, the JPMorgan Growth Allocation Portfolio, the Invesco Moderate Growth Allocation Portfolio, and the MFS International Growth Portfolio has Class IB shares; the Core Plus Bond Portfolio has Class B shares; and the 1290 VT Moderate Growth Allocation Portfolio has Class IB and Class K shares (together, the “Acquiring Portfolio Shares”). The rights and preferences of each class of Acquiring Portfolio Shares are substantially similar in all material respects to the rights and preferences of the corresponding class of Acquired Portfolio Shares.

Each Reorganization Agreement provides, with respect to a Reorganization, for:

•	the transfer of all the assets of the Acquired Portfolio to the corresponding Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares having an aggregate net asset value equal to the Acquired Portfolio’s net assets and the Acquiring Portfolio’s assumption of all the liabilities of the Acquired Portfolio;

•	the distribution to the shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders) of those Acquiring Portfolio Shares (the shareholders of each Acquired Portfolio will receive shares of the same class or a corresponding class of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Reorganization Agreement); and

•	the complete termination of the Acquired Portfolio.

Management is proposing the Reorganizations because it believes that the Reorganizations will permit shareholders invested in the Acquired Portfolios, which have limited prospects for future growth and/or are relatively small and therefore have a limited ability to achieve economies of scale, to invest in the corresponding Acquiring Portfolios, which in each case will result in a larger combined portfolio that invests in a similar or substantially similar asset class or asset classes and has better prospects for attracting additional assets and lowering expenses.

Each Acquiring Portfolio, except for the MFS International Growth Portfolio and the Core Plus Bond Portfolio, currently is subject to a lower advisory fee schedule than its corresponding Acquired Portfolio. The maximum advisory fee for the Invesco International Growth Portfolio is equal to an annual rate of 0.71% of its average daily net assets, whereas the maximum advisory fee for the MFS International Growth Portfolio is equal to an annual rate of 0.85% of its average daily net assets. However, as discussed in Proposal 5, the MFS International Growth Portfolio currently has a lower expense limitation arrangement in place than that for the Invesco International Growth Portfolio, which would offset the increase in the advisory fee. The maximum advisory fee for the Franklin Strategic Income Portfolio is equal to an annual rate of 0.59% of its average daily net assets, whereas the maximum advisory fee for the Core Plus Bond Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed in Proposal 6, if Proposal 6 is approved, the Core Plus Bond Portfolio would have the same contractual expense cap in place as that for the Franklin Strategic Income Portfolio.

For each proposed Reorganization, the total net annual operating expense ratio (that is, the total annual operating expense ratio after taking into account the applicable expense limitation arrangement) of each class of shares of the Acquiring Portfolio is expected to be the same as or lower than that of the corresponding class of shares of the Acquired Portfolio for the one year after the proposed Reorganization. There is no assurance that fees and expenses will not increase after April 30, 2024, when the expense limitation arrangement for each Acquiring Portfolio will terminate if it is not renewed by the Adviser and the Board of the relevant Trust. Each Acquiring Portfolio, except for the MFS International Growth Portfolio, currently has a lower total annual operating expense ratio than its corresponding Acquired Portfolio, regardless of whether an expense limitation arrangement is in effect. EIM has agreed to pay expenses of each Reorganization that exceed an Acquired Portfolio’s expense cap set forth in its expense limitation arrangement. The estimated Reorganization expenses (excluding portfolio transaction costs, which, unless otherwise noted, will be incurred indirectly by Contractholders both before and after the Reorganization) for each Acquired Portfolio are expected to exceed its expense cap and are expected to be paid by EIM.

For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. As further described in “Potential Benefits of the Reorganizations to EIM and its Affiliates” below, the Portfolios’ Adviser may realize benefits in connection with the Reorganizations, such as the reduction or elimination of its obligations to waive or reimburse fees and expenses if an Acquiring Portfolio is below its expense limit or has a lower expense ratio. For a detailed description of the EQ Trust Board’s reasons for proposing the Reorganizations, see “Additional Information about the Reorganizations — Board Considerations” below.

A comparison of the investment objectives, policies, strategies and principal risks of each Acquired Portfolio and its corresponding Acquiring Portfolio is included in “Comparison of Investment Objectives, Policies and Strategies” and “Comparison of Principal Risk Factors” below.

Each Acquired Portfolio and its corresponding Acquiring Portfolio have identical purchase and redemption procedures, distribution procedures, and exchange rights. Each Portfolio offers its shares to Separate Accounts and certain other eligible investors. Shares of each Portfolio are purchased and redeemed at their net asset value without any sales load. You will not incur any sales loads or similar transaction charges as a result of a Reorganization. Each Portfolio has no minimum initial or subsequent investment requirements. Shares of each Portfolio are redeemable on any business day (normally any day on which the New York Stock Exchange is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Each Portfolio generally distributes most or all of its net investment income and net realized gains, if any, annually. Dividends and other distributions by each Portfolio are automatically reinvested at net asset value in shares of the distributing class of the Portfolio. For a more detailed description of the purchase and redemption procedures, distribution procedures, and exchange rights, please see “Additional Information about the Portfolios” below.

Subject to shareholder approval, the Reorganizations are expected to be effective at the close of business on November 4, 2022, or on a later date each Trust decides upon (the “Closing Date”). As a result of each Reorganization, each shareholder that owns shares of an Acquired Portfolio would become an owner of shares of the corresponding Acquiring Portfolio. Each such shareholder would hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the table below) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were held by the shareholder as of the Closing Date. Similarly, each Contractholder whose Contract values are invested in shares of an Acquired Portfolio would become an indirect owner of shares of the corresponding Acquiring Portfolio. Each such Contractholder would indirectly hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the table below) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were indirectly held by the Contractholder as of the Closing Date.

Acquired Portfolio/Class of Shares	Acquiring Portfolio/Class of Shares
Low Volatility Global Equity Portfolio/Class IB	Common Stock Index Portfolio/Class IB
Franklin Growth Allocation Portfolio/Class IB	JPMorgan Growth Allocation Portfolio/Class IB
First Trust Moderate Growth Allocation Portfolio/Class IB	Invesco Moderate Growth Allocation Portfolio/Class IB
AXA IM Moderate Allocation Portfolio/Class IB	1290 VT Moderate Growth Allocation Portfolio/Class IB
AXA IM Moderate Allocation Portfolio/Class K*	1290 VT Moderate Growth Allocation Portfolio/Class K*
Invesco International Growth Portfolio/Class IB	MFS International Growth Portfolio/Class IB
Franklin Strategic Income Portfolio/Class IB**	Core Plus Bond Portfolio/Class B**

*	EIM is the sole shareholder of the AXA IM Moderate Allocation Portfolio’s Class K shares, which were issued to EIM in connection with EIM’s investment of seed capital. In connection with the Reorganization, EIM is expected to withdraw its seed capital. If the seed capital is withdrawn prior to the Closing Date, the AXA IM Moderate Allocation Portfolio’s Class K shares will cease operations and no Class K shares of the 1290 VT Moderate Growth Allocation Portfolio will be issued in connection with the Reorganization.
**	The rights and preferences of Class B shares of the Core Plus Bond Portfolio are substantially similar in all material respects to the rights and preferences of Class IB shares of the Franklin Strategic Income Portfolio. In addition, Class B shares of the Core Plus Bond Portfolio and Class IB shares of the Franklin Strategic Income Portfolio are each subject to a 0.25% Rule 12b-1 fee.

It is anticipated that the Reorganizations of the Low Volatility Global Equity Portfolio into the Common Stock Index Portfolio, the AXA IM Moderate Allocation Portfolio into the 1290 VT Moderate Growth Allocation Portfolio, the Invesco International Growth Portfolio into the MFS International Growth Portfolio, and the Franklin Strategic Income Portfolio into the Core Plus Bond Portfolio will not qualify, for federal income tax purposes, as tax-free reorganizations, and that the Reorganizations will be treated as taxable transactions. The Reorganizations of the Franklin Growth Allocation Portfolio into the JPMorgan Growth Allocation Portfolio and the First Trust Moderate Growth Allocation Portfolio into the Invesco Moderate Growth Allocation Portfolio are intended to qualify, for federal income tax purposes, as tax-free reorganizations, and the Acquired Portfolios will receive a legal opinion to that effect. Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio shares will not recognize any gain or loss as a result of the Reorganizations, whether such Reorganizations are taxable or tax-free, and the Trusts will receive a legal opinion to that effect. Please see “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations” below for further information.

The Board of each respective Trust has unanimously approved the applicable Reorganization Agreement with respect to each Acquired Portfolio and each Acquiring Portfolio, respectively. Accordingly, the Board of EQ Trust is submitting each Reorganization Agreement for approval by each Acquired Portfolio’s shareholders. In considering whether to approve the Proposals, you should review the discussion of the Proposals set forth below. In addition, you should review the information in this Combined Proxy Statement/Prospectus that relates to each Proposal and Reorganization Agreement generally. The Board of EQ Trust recommends that you vote “FOR” the relevant Proposal(s) to approve the Reorganization Agreement(s).

PROPOSAL 1: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE LOW VOLATILITY GLOBAL EQUITY PORTFOLIO, A SERIES OF EQ TRUST, INTO THE COMMON STOCK INDEX PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 1 requests your approval of a Reorganization Agreement pursuant to which the Low Volatility Global Equity Portfolio will be reorganized into the Common Stock Index Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have broadly similar investment objectives. The Low Volatility Global Equity Portfolio seeks long-term capital appreciation with lower absolute volatility than the broad equity markets. The Common Stock Index Portfolio seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index. Each Portfolio seeks capital appreciation as a primary component of its investment objective.

•	Both Portfolios provide diversified exposure to equity securities. Each Portfolio normally invests (either directly or indirectly, as described below) at least 80% of its net assets in equity securities, and each Portfolio may invest in large-cap, mid-cap and small cap companies.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	The Low Volatility Global Equity Portfolio operates under a “fund-of-funds” structure and invests in securities and other instruments indirectly, through investments in Underlying ETFs (as defined below). Under normal market conditions, the Low Volatility Global Equity Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities through investments in exchange-traded securities of other investment companies and investment vehicles (“Underlying ETFs”). The Low Volatility Global Equity Portfolio invests primarily in ETFs that, in turn, invest substantially all of their assets in equity securities that are believed to have lower absolute volatility than the markets in which the ETFs invest. The Low Volatility Global Equity Portfolio invests its assets in ETFs in accordance with weightings determined by the Adviser. The Low Volatility Global Equity Portfolio may invest in ETFs that invest in securities of companies of any size in developed and emerging markets throughout the world.

•	Under normal market conditions, the Low Volatility Global Equity Portfolio expects to invest in ETFs such that no less than approximately 40% (or 30%, if market conditions are not deemed favorable by the Portfolio’s management) of the Portfolio’s net assets will be indirectly invested in foreign securities. Under normal market conditions, the Portfolio will allocate its assets among at least three countries (one of which may be the United States). Currently, the Portfolio intends to invest (through ETFs) approximately 50% of its assets in U.S. securities. Among U.S. securities, the Portfolio intends to maintain approximately 30% exposure to large-cap issuers and 20% to mid- and small-cap issuers. The Portfolio intends to invest (through ETFs) the remaining 50% of its assets in foreign securities, including maintaining approximately 15% exposure to securities of companies in emerging market countries. These percentages can deviate by up to 15% of the Portfolio’s assets. The Adviser may adjust these strategic asset allocations from time to time.

•	The Adviser seeks to select a combination of Underlying ETFs that together provide the targeted geographic and market capitalization exposure for the Low Volatility Global Equity Portfolio, and to construct a diversified portfolio of ETFs that provides exposure to various methodologies used to reduce volatility. Individual ETF weights are based on a variety of factors, including the Underlying ETF’s exposure to the desired geographic region or market cap segment, investment objective(s), total return, portfolio holdings, volatility, expenses and liquidity.

•	In general, each of the Underlying ETFs in which the Low Volatility Global Equity Portfolio invests is an index-based ETF designed so that its performance, before fees and expenses, will correspond closely with that of the index it tracks.

•	In contrast to the Low Volatility Global Equity Portfolio, the Common Stock Index Portfolio invests in securities and other instruments directly and employs an indexing strategy. The Common Stock Index Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (the “Russell 3000”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market.

•	The Common Stock Index Portfolio’s investments are selected by a stratified sampling construction process in which the Portfolio’s sub-adviser selects a subset of the 3,000 companies in the Russell 3000 based on the sub-adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yield.

•	The Common Stock Index Portfolio may purchase or sell futures contracts in lieu of investing directly in equity securities themselves.

•	Each Portfolio’s principal risks include market risk, equity risk, portfolio management risk, large-cap company risk, mid-cap and small-cap company risk, and securities lending risk. The Low Volatility Global Equity Portfolio is also subject to volatility risk, foreign securities risk, risks relating to investments in underlying ETFs, and micro-cap company risk as principal risks, which are not principal risks of the Common Stock Index Portfolio. The Low Volatility Global Equity Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks. The Common Stock Index Portfolio is also subject to index strategy risk, sector risk, and derivatives risk as principal risks, which are not principal risks of the Low Volatility Global Equity Portfolio. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. EIM does not currently employ a sub-adviser for the Low Volatility Global Equity Portfolio. Subject to EIM’s oversight, AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”), an affiliate of EIM, currently serves as the sub-adviser to the Common Stock Index Portfolio. EIM will advise, and it is anticipated that AllianceBernstein will continue to sub-advise, the Common Stock Index Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•	EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM, such as AllianceBernstein, unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. Such approval has previously been obtained with respect to the sub-advisory agreement, including compensation, between EIM and AllianceBernstein with respect to the Common Stock Index Portfolio. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the Sub-Adviser to the Common Stock Index Portfolio, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The Low Volatility Global Equity Portfolio and the Common Stock Index Portfolio had net assets of approximately $4.6 million and $7.2 billion, respectively, as of March 31, 2022. Thus, if the Reorganization of the Low Volatility Global Equity Portfolio into the Common Stock Index Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $7.2 billion.

•	As shown in the “Summary” above, the shareholders of Class IB of the Low Volatility Global Equity Portfolio will receive Class IB shares, respectively, of the Common Stock Index Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•

It is estimated that the total annual operating expense ratios before and after taking into account the expense limitation arrangement (described below) for the Common Stock Index Portfolio’s Class IB shares for the fiscal year following the Reorganization will be 0.67% and 0.67%, respectively, which are lower than the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the Low Volatility Global Equity Portfolio’s Class IB shares for the fiscal year ended December 31, 2021, which were 1.55% and 0.90%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the Common Stock Index Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The Common Stock Index Portfolio is subject to a lower advisory fee schedule. The maximum advisory fee for the Low Volatility Global Equity Portfolio is equal to an annual rate of 0.50% of its average daily net assets, whereas the maximum advisory fee for the Common Stock Index Portfolio is equal to an annual rate of 0.35% of its average daily net assets.

•	The Portfolios are subject to the same administration fee schedule. Each Portfolio pays Equitable Investment Management, LLC, the administrator (the “Administrator”), its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000. For purposes of calculating the asset-based administration fee, the assets of the Portfolios and multiple other “single-advised” portfolios of EQ Trust (together, the “Single-Advised Portfolios”) are aggregated. The Portfolios’ asset-based administration fee rates are as follows: 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; 0.0775% of the next $10 billion; 0.0750% of the next $30 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly. A complete list of the Single-Advised Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	The Common Stock Index Portfolio is subject to a lower contractual expense cap, and the expense limitation arrangement for the Common Stock Index Portfolio extends one year beyond that for the Low Volatility Global Equity Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Low Volatility Global Equity Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares of the Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Common Stock Index Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.68% for Class IB shares of the Portfolio.

•	Unlike the Low Volatility Global Equity Portfolio’s contractual expense cap, the Common Stock Index Portfolio’s contractual expense cap excludes acquired fund fees and expenses, meaning that any such expenses may cause the Common Stock Index Portfolio’s annual operating expenses to exceed its contractual expense cap. However, it is expected that the Common Stock Index Portfolio will invest in other investment companies only to a limited extent, if at all.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the share class.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Class IB shares of the Common Stock Index Portfolio outperformed the Class IB shares of the Low Volatility Global Equity Portfolio for the one- and five-year periods ended December 31, 2021. Please see “Comparative Performance Information” below.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Common Stock Index Portfolio. It is not expected that the Common Stock Index Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Low Volatility Global Equity Portfolio. If the Reorganization is approved, all of the Low Volatility Global Equity Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the Common Stock Index Portfolio. However, it is anticipated that immediately prior to the Closing Date, the Low Volatility Global Equity Portfolio will liquidate substantially all of its securities holdings (that is, the shares of the Underlying ETFs in which it invests) and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The portion of the Low Volatility Global Equity Portfolio’s assets anticipated to be liquidated in connection with the Reorganization is based on EIM’s assessment of the compatibility of the Portfolio’s holdings with the Common Stock Index Portfolio’s portfolio composition, investment strategies and investment restrictions. The sale of portfolio holdings by the Low Volatility Global Equity Portfolio in connection with the Reorganization may result in the Low Volatility Global Equity Portfolio selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. The sale of all of the Low Volatility Global Equity Portfolio’s portfolio holdings is expected to result in portfolio transaction costs of approximately $671 (1.5 basis points). It is also expected that, over time, the Common Stock Index Portfolio will use the Transferred Assets to invest in securities, as well as other investments, consistent with its principal investment strategy. The purchase of portfolio securities by the Common Stock Index Portfolio following the Reorganization may result in the Common Stock Index Portfolio buying securities at a disadvantageous time and price and could result in its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the Low Volatility Global Equity Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Low Volatility Global Equity Portfolio, which are estimated to be $11,625 (excluding portfolio transaction costs, which will be incurred indirectly by Contractholders both before and after the Reorganization), exceed the expense limit and are expected to be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. The Low

Volatility Global Equity Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Common Stock Index Portfolio		Low Volatility Global Equity Portfolio
Derivatives Risk	X
Equity Risk	X	*	X	*
Foreign Securities Risk			X	*
Currency Risk			X
Emerging Markets Risk			X
Index Strategy Risk	X	*
Large-Cap Company Risk	X	*	X
Market Risk	X	*	X	*
Micro-Cap Company Risk			X
Mid-Cap and Small-Cap Company Risk	X		X
Portfolio Management Risk	X		X
Risks Related to Investments in Underlying ETFs			X	*
Sector Risk	X
Securities Lending Risk	X		X
Volatility Risk			X	*

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares of the Low Volatility Global Equity Portfolio and the Class IB Shares of the Common Stock Index Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the Common Stock Index Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the Common Stock Index Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Low Volatility Global Equity Portfolio	Common Stock Index Portfolio	Pro Forma Common Stock Index Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Low Volatility Global Equity Portfolio	Common Stock Index Portfolio	Pro Forma Common Stock Index Portfolio (assuming the Reorganization is approved)
	Class IB	Class IB	Class IB
Management Fee	0.50%	0.31%	0.31%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.58%	0.12%	0.11%
Acquired Fund Fees and Expenses	0.22%	0.00%	0.00%
Total Annual Portfolio Operating Expenses	1.55%	0.68%	0.67%
Fee Waiver and/or Expense Reimbursement†	(0.65)%	(0.00)%	(0.00)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.68%	0.67%

†

Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the Low Volatility Global Equity Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.90% for Class IB shares of the Portfolio, and (2) the Common Stock Index Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.68% for Class IB shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Low Volatility Global Equity Portfolio
Class IB	$92	$426	$783	$1,790
Common Stock Index Portfolio
Class IB	$69	$218	$379	$847
Pro Forma Common Stock Index Portfolio (assuming the Reorganization is approved)
Class IB	$68	$214	$373	$835

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the Low Volatility Global Equity Portfolio and the Common Stock Index Portfolio were 3% and 3%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Low Volatility Global Equity Portfolio with those of the Common Stock Index Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Common Stock Index Portfolio	Low Volatility Global Equity Portfolio
Investment Objective	Investment Objective

Seeks to achieve a total return before expenses that approximates the total return performance of the Russell 3000® Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.	Seeks long-term capital appreciation with lower absolute volatility than the broad equity markets.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio generally invests at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies represented in the Russell 3000® Index (“Russell 3000”). The Russell 3000 is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. The Portfolio may purchase or sell futures contracts in lieu of investing directly in equity securities themselves.	Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The Portfolio will invest in equity securities through investments in ETFs. The ETFs in which the Portfolio may invest are referred to herein as the “Underlying ETFs.” ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, an index-based ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track. ETFs may also be actively managed.

No corresponding strategy.	The Portfolio invests primarily in ETFs that invest substantially all of their assets in equity securities that are believed to have lower absolute volatility than the markets in which the ETF invests. Volatility is one way to measure risk and, in this context, refers to the tendency of investments and markets to fluctuate over time. Stocks that exhibit lower absolute volatility may, over a market cycle, be able to earn investment returns comparable to market returns but with less volatility than the markets.

The Portfolio’s investments are selected by a stratified sampling construction process in which the Portfolio’s sub-adviser selects a subset of the 3,000 companies in the Russell 3000 based on the sub-adviser’s analysis of key risk factors and other characteristics. Such factors include industry weightings, market capitalizations, return variability, and yield. This strategy is commonly referred to as an indexing strategy.	No corresponding strategy.

No corresponding strategy.	The Portfolio may invest in ETFs that invest in securities of companies of any size in developed and emerging markets throughout the world. Under normal market conditions, the Portfolio expects to invest in ETFs such that no less than approximately 40% (or 30%, if market conditions are not deemed favorable by the Portfolio’s management) of the Portfolio’s net assets will be indirectly invested in foreign securities. Under normal market conditions, the Portfolio will allocate its assets among at least three countries (one of which may be the United States).

Acquiring Portfolio	Acquired Portfolio
Common Stock Index Portfolio	Low Volatility Global Equity Portfolio

No corresponding strategy.	The Portfolio invests its assets in ETFs in accordance with weightings determined by EIM, the Adviser. EIM uses a two-stage asset allocation process to create an investment portfolio of ETFs for the Portfolio.

No corresponding strategy.	The first stage involves a strategic asset allocation that is intended to achieve a desired risk/return profile for the Portfolio, while providing broad exposure to U.S. and foreign securities. In this stage, EIM decides what portion of the Portfolio’s assets should be invested in various geographic regions and market capitalization segments based on an evaluation of the potential return characteristics and risks of the particular asset classes in which the Portfolio may invest.

No corresponding strategy.	Currently, the Portfolio intends to invest (through ETFs) approximately 50% of its assets in U.S. securities. Among U.S. securities, the Portfolio intends to maintain approximately 30% exposure to large-cap issuers and 20% to mid- and small-cap issuers. The Portfolio intends to invest (through ETFs) the remaining 50% of its assets in foreign securities, including maintaining approximately 15% exposure to securities of companies in emerging market countries. These percentages can deviate by up to 15% of the Portfolio’s assets. The Adviser may adjust these strategic asset allocations from time to time.

No corresponding strategy.	The second stage of this process involves the selection of Underlying ETFs within each of the geographic regions and market capitalization segments identified as a result of the first stage of the investment process. The Adviser seeks to select a combination of Underlying ETFs that together provide the targeted geographic and market capitalization exposure for the Portfolio. In selecting the Underlying ETFs, the Adviser also seeks to construct a diversified portfolio of ETFs that provides exposure to various methodologies used to reduce volatility. Individual ETF weights are based on a variety of factors, including the Underlying ETF’s exposure to the desired geographic region or market cap segment, investment objective(s), total return, portfolio holdings, volatility, expenses and liquidity.

No corresponding strategy.	For purposes of complying with the Portfolio’s investment policies, the Adviser will identify Underlying ETFs in which to invest by reference to such Underlying ETFs’ investment policies at the time of investment. An Underlying ETF that changes its investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities. The Portfolio may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying ETF) as deemed appropriate by the Adviser.

The Portfolio may lend its portfolio securities to earn additional income.	Same.

The Low Volatility Global Equity Portfolio and the Common Stock Index Portfolio have identical fundamental investment policies relating to borrowing, concentration, lending, underwriting, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how the Low Volatility Global Equity Portfolio’s average annual total returns for the past one- and five-year and since inception periods through December 31, 2021, and the Common Stock Index Portfolio’s average annual total returns for the past one-, five-, and ten-year periods through December 31, 2021, compared to the returns of a broad-based securities market index. The additional broad-based securities market index for the Low Volatility Global Equity Portfolio shows how the Portfolio’s performance compared with the returns of another index that has characteristics relevant to the Portfolio’s investment strategies. Past performance is not an indication of future performance.

After the close of business on January 12, 2022, operations for Class K shares of the Low Volatility Global Equity Portfolio ceased and shares were fully redeemed. Class K shares of the Low Volatility Global Equity Portfolio are not subject to the Reorganization.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Common Stock Index Portfolio will be the accounting survivor of the Reorganization. As such, the Common Stock Index Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Low Volatility Global Equity Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 10.03% (2019 1st Quarter)	Worst quarter (% and time period) -20.64% (2020 1st Quarter)

Common Stock Index Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 21.68% (2020 2nd Quarter)	Worst quarter (% and time period) -20.88% (2020 1st Quarter)

Low Volatility Global Equity Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Five Years	Since Inception (10/28/2013)
Low Volatility Global Equity Portfolio — Class IB Shares	15.38	9.30	7.66
MSCI ACWI Minimum Volatility (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	13.94	10.46	8.95
MSCI ACWI (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	18.54	14.40	10.18

Common Stock Index Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Five Years	Ten Years
Common Stock Index Portfolio — Class IB Shares	24.93	17.20	15.53
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)	25.66	17.97	16.30

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the Common Stock Index Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Common Stock Index Portfolio — Class IA Shares†	$4,295.5	$37.92	113,282,787

Low Volatility Global Equity Portfolio — Class IB Shares	$4.4	$12.28	357,358
Common Stock Index Portfolio — Class IB Shares	$1,595.3	$37.64	42,379,953
Adjustments*	$0.0		(238,599)
Pro forma Common Stock Index Portfolio — Class IB Shares (assuming the Reorganization is approved)	$1,599.7	$37.64	42,498,712

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$5,895.2

*	The adjustments reflect the exchange of Low Volatility Global Equity Portfolio’s shares for Common Stock Index Portfolio’s shares.
**	Adjusted to reflect Reorganization costs and to reflect that Class K shares of the Low Volatility Global Equity Portfolio ceased operations as of January 12, 2022.
†	Class IA Shares are not impacted by the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE LOW VOLATILITY GLOBAL EQUITY PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE LOW VOLATILITY GLOBAL EQUITY PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 1.

PROPOSAL 2: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE JPMORGAN GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 2 requests your approval of a Reorganization Agreement pursuant to which the Franklin Growth Allocation Portfolio will be reorganized into the JPMorgan Growth Allocation Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have substantially similar investment objectives. The Franklin Growth Allocation Portfolio seeks long-term capital appreciation while managing portfolio volatility. The JPMorgan Growth Allocation Portfolio seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio. Although the Portfolios’ investment objectives are stated differently, the investment objectives do not differ materially.

•	Both Portfolios provide diversified exposure to equity securities and fixed income securities. Both Portfolios target a long-term asset allocation of approximately 65% of assets in equity securities and 35% of assets in fixed income securities. Both Portfolios are sub-advised by a single sub-adviser, and each Portfolio’s respective sub-adviser may rebalance its Portfolio’s assets to maintain the target allocations. Both Portfolios may invest in ETFs, large-, mid- and small-cap companies, foreign developed markets securities, and investment grade securities. In addition, each Portfolio’s respective sub-adviser implements a proprietary volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. During such times, each Portfolio’s overall equity exposure may deviate significantly from its strategic asset allocation and could be substantially less than 65% of the Portfolio’s assets (and could be 0%). Both Portfolios also may invest in derivatives, including futures contracts and currency forwards, for a variety of purposes, including to implement the volatility management strategy.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	The Franklin Growth Allocation Portfolio’s equity allocation will be invested in the following equity asset categories: U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, and International Equity (excluding emerging markets). The Portfolio’s current target is to invest approximately the following percentages of its net assets in instruments that provide exposure to these equity asset categories: U.S. Large Cap Equity (34%), U.S. Mid Cap Equity (4%), U.S. Small Cap Equity (2%), and International Equity (25%). The sub-adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. Securities in which the Portfolio may invest may be denominated in any currency.

•	Substantially all of the Franklin Growth Allocation Portfolio’s fixed income allocation will be invested in ETFs and in instruments that provide exposure to the corporate debt asset category. In selecting the Portfolio’s investments in fixed income securities, the sub-adviser seeks to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.

•

In seeking to reduce the Franklin Growth Allocation Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility, the sub-adviser will implement a volatility management strategy. To implement this volatility management strategy, the sub-adviser’s analysis will emphasize short-term market movements while also considering market correlations over longer-term periods. When the expected market volatility increases to a certain level as determined by the sub-adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by shorting equity index futures or by investing up to 100% of its target equity allocation in cash or cash equivalents. Under normal market conditions, the Franklin Growth Allocation Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in its daily equity returns of not more than 20%.

•	The JPMorgan Growth Allocation Portfolio, under normal circumstances, invests primarily in a combination of ETFs, futures contracts, and individual equity and fixed income securities that provide exposure to global equity markets and U.S. Treasuries. The Sub-Adviser may decrease the JPMorgan Growth Allocation Portfolio’s equity exposure to 20% or less of net assets, and may increase the Portfolio’s fixed income exposure to 80% or more of net assets, based on a quantitatively-driven risk management framework, described below. However, under normal market conditions, the JPMorgan Growth Allocation Portfolio’s net allocation to equity or fixed income securities will not increase or decrease by more than 5% of net assets in a day.

•	The JPMorgan Growth Allocation Portfolio’s equity allocation will be invested in the following equity asset classes: U.S. Large Cap Equity, U.S. Small Cap Equity, United Kingdom Equity, European Equity, and Japanese Equity. The Portfolio’s equity investments will be allocated among discrete portions of the Portfolio that will invest in securities included in the Standard & Poor’s 500 Composite Stock Index, the Russell 2000 Index, the FTSE 100 Index, the DJ EuroSTOXX 50 Index, and the TOPIX Index, respectively, and in ETFs and futures contracts that provide exposure to these indexes and substantially similar indexes. The Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the relevant index. The sub-adviser may allocate the Portfolio’s investments among these indices based on its assessment of risk in the equity markets relative to potential return.

•	The JPMorgan Growth Allocation Portfolio’s fixed income allocation will be invested in the U.S. Treasuries asset class. The Portfolio’s fixed income investments will consist primarily of investments in securities included in the Bloomberg Intermediate U.S. Treasury Index and in ETFs and futures contracts that provide exposure to the index. The JPMorgan Growth Allocation Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the index. The Bloomberg Intermediate U.S. Treasury Index is a market-value weighted index that measures U.S. dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury with maturities of 1 to 9.9999 years to maturity.

•	The JPMorgan Growth Allocation Portfolio uses a strategy that is commonly referred to as an indexing strategy. The Portfolio may use a replication technique or sampling approach to execute its indexing strategy.

•	The sub-adviser for the JPMorgan Growth Allocation Portfolio uses a quantitatively-driven risk management framework to determine whether to decrease the Portfolio’s equity exposure and increase the Portfolio’s fixed income exposure. The risk management framework integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation.

•	The Portfolio’s sub-adviser uses momentum signals to identify adverse market environments. The sub-adviser believes that negative momentum indicates future periods of negative investment returns and increased volatility. When negative momentum deteriorates below a pre-set threshold determined by the sub-adviser based on its proprietary momentum-based model, the sub-adviser will reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. To reduce the Portfolio’s exposure to a particular asset class, the Sub-Adviser will primarily use derivatives, but may also sell physical securities. The sub-adviser may reduce the Portfolio’s exposure to a particular asset class to 0% if the momentum indicator becomes sufficiently negative for that asset class. The sub-adviser will reestablish the Portfolio’s exposure to an asset class once the market environment improves and momentum strengthens to surpass a pre-set threshold determined by the sub-adviser based on its proprietary model.

•	To implement volatility management, the Portfolio’s sub-adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. When the forecasted volatility is expected to exceed a pre-set threshold determined by the sub-adviser based on its proprietary volatility-based model, the sub-adviser will attempt to reduce the volatility below the threshold. To attempt to reduce the volatility, the Portfolio’s sub-adviser will primarily use derivatives, but may also sell physical securities. The sub-adviser may use these methods as often as daily to reduce the Portfolio’s expected volatility level. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially above or below the pre-set threshold.

•	Each Portfolio’s principal risks include market risk, asset allocation risk, volatility management risk, equity risk, investment grade securities risk, credit risk, interest rate risk, large-cap company risk, derivatives risk, leveraging risk, ETFs risk, portfolio management risk, cash management risk, foreign securities risk (including currency risk and geographic concentration risk), futures contract risk, liquidity risk, mid-cap and small-cap company risk, portfolio turnover risk, and redemption risk. The Franklin Growth Allocation Portfolio also is subject to short positions risk, convertible securities risk, new portfolio risk, preferred stock risk and securities lending risk as principal risks, which are not principal risks of the JPMorgan Growth Allocation Portfolio. The JPMorgan Growth Allocation Portfolio also is subject to U.S. government securities risk, index strategy risk and sector risk as principal risks, which are not principal risks of the Franklin Growth Allocation Portfolio. Each Portfolio is also subject to the risks associated with the ETFs’ investments; please see “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. Subject to EIM’s oversight, Franklin Advisers, Inc. currently serves as the sub-adviser to the Franklin Growth Allocation Portfolio. Subject to EIM’s oversight, J.P. Morgan Investment Management Inc. currently serves as the sub-adviser to the JPMorgan Growth Allocation Portfolio. EIM will advise, and it is anticipated that J.P. Morgan Investment Management Inc. will continue to sub-advise, the JPMorgan Growth Allocation Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•	EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the sub-advisers, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The Franklin Growth Allocation Portfolio and the JPMorgan Growth Allocation Portfolio had net assets of approximately $71.8 million and $342.6 million, respectively, as of March 31, 2022. Thus, if the Reorganization of the Franklin Growth Allocation Portfolio into the JPMorgan Growth Allocation Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $414.4 million.

•	As shown in the “Summary” above, the shareholders of Class IB shares of the Franklin Growth Allocation Portfolio will receive Class IB shares of the JPMorgan Growth Allocation Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•	It is estimated that the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the JPMorgan Growth Allocation Portfolio’s Class IB shares for the fiscal year following the Reorganization will be 1.22% and 1.20%, respectively, which are less than and equal to, respectively, the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the Franklin Growth Allocation Portfolio’s Class IB shares for the fiscal year ended December 31, 2021, which were 1.38% and 1.20%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the JPMorgan Growth Allocation Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The Portfolios are subject to the same advisory fee schedule. The maximum advisory fee for each Portfolio is equal to an annual rate of 0.80% of its average daily net assets.

•	The Portfolios are subject to the same administration fee schedule. Each Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with the assets of multiple other portfolios of EQ Trust and all the portfolios of VIP Trust (together, the “Aggregated Portfolios”). The Portfolios’ asset-based administration fee rates are as follows: 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775% of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	The Portfolios are subject to the same contractual expense caps, but the expense limitation arrangement for the JPMorgan Growth Allocation Portfolio extends one year beyond that for the Franklin Growth Allocation Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ advisory, administrative or other fees to limit the expenses of the Franklin Growth Allocation Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ advisory, administrative or other fees to limit the expenses of the JPMorgan Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the respective share classes.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Class IB shares of the JPMorgan Growth Allocation Portfolio slightly outperformed the Class IB shares of the Franklin Growth Allocation Portfolio for the one-year period ended December 31, 2021. The Class IB shares of the JPMorgan Growth Allocation Portfolio underperformed the Class IB shares of the Franklin Growth Allocation Portfolio for the periods since the Portfolios’ inception (November 13, 2017 and February 1, 2019, respectively) through December 31, 2021. Please see “Comparative Performance Information” below.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the JPMorgan Growth Allocation Portfolio. It is not expected that the JPMorgan Growth Allocation Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Franklin Growth Allocation Portfolio. EIM has reviewed the Franklin Growth Allocation Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the JPMorgan Growth Allocation Portfolio’s investment objective and policies. Thus, EIM believes that, if the Reorganization is approved, a substantial portion of the holdings of the Franklin Growth Allocation Portfolio could be transferred to and held by the JPMorgan Growth Allocation Portfolio. As described below, however, it is expected that, if the Reorganization is approved, a significant portion of the holdings of the Franklin Growth Allocation Portfolio will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in cash or temporary investments. The portion of the Franklin Growth Allocation Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by EIM of the compatibility of those holdings with the JPMorgan Growth Allocation Portfolio’s portfolio composition and investment strategies. The need for the Franklin Growth Allocation Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. The estimated percentage of the holdings of the Franklin Growth Allocation Portfolio that will be sold in connection with the Reorganization is 35%, based on EIM’s assessment of the compatibility of the Portfolio’s holdings with the JPMorgan Growth Allocation Portfolio’s portfolio composition, investment strategies and investment restrictions. The sale of the Franklin Growth Allocation Portfolio’s portfolio holdings is expected to result in portfolio transaction costs of approximately $2,850 (0.4 basis points). It is also expected that, over time, the JPMorgan Growth Allocation Portfolio will use the proceeds of these sales to invest in securities, as well as other investments, consistent with its principal investment strategy. The purchase of portfolio securities by the JPMorgan Growth Allocation Portfolio following the Reorganization may result in the JPMorgan Growth Allocation Portfolio buying securities at a disadvantageous time and price and could result in its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the Franklin Growth Allocation Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Franklin Growth Allocation Portfolio, which are estimated to be $70,248 (excluding portfolio transaction costs, which will be incurred indirectly by Contractholders both before and after the Reorganization), exceed the expense limit and are expected to be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. Each Portfolio is also subject to the risks associated with the underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks.

Risks	JPMorgan Growth Allocation Portfolio		Franklin Growth Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X	*	X
Convertible Securities Risk			X
Credit Risk	X		X	*
Derivatives Risk	X	*	X	*
Equity Risk	X	*	X	*
ETFs Risk	X	*	X	*
Foreign Securities Risk	X		X
Currency Risk	X		X
European Economic Risk	X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Index Strategy Risk	X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X	*
Large-Cap Company Risk	X		X	*
Leveraging Risk	X		X	*
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
New Portfolio Risk			X
Portfolio Management Risk	X		X
Portfolio Turnover Risk	X		X
Preferred Stock Risk			X
Redemption Risk	X		X
Sector Risk	X
Securities Lending Risk			X
Short Position Risk			X	*
U.S. Government Securities Risk	X	*
Volatility Management Risk	X	*	X	*

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares of the Franklin Growth Allocation Portfolio and the Class IB Shares of the JPMorgan Growth Allocation Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the JPMorgan Growth Allocation Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the JPMorgan Growth Allocation Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Franklin Growth Allocation Portfolio	JPMorgan Growth Allocation Portfolio	Pro Forma JPMorgan Growth Allocation Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Franklin Growth Allocation Portfolio	JPMorgan Growth Allocation Portfolio	Pro Forma JPMorgan Growth Allocation Portfolio (assuming the Reorganization is approved)
	Class IB	Class IB	Class IB
Management Fee	0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.25%	0.16%	0.12%
Acquired Fund Fees and Expenses	0.08%	0.05%	0.05%
Total Annual Portfolio Operating Expenses	1.38%	1.26%	1.22%
Fee Waiver and/or Expense Reimbursement†	(0.18)%	(0.06)%	(0.02)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%	1.20%

†	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the Franklin Growth Allocation Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio, and (2) the JPMorgan Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Franklin Growth Allocation Portfolio
Class IB	$122	$419	$738	$1,642
JPMorgan Growth Allocation Portfolio
Class IB	$122	$394	$686	$1,517
Pro Forma JPMorgan Growth Allocation Portfolio (assuming the Reorganization is approved)
Class IB	$122	$383	$666	$1,474

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the Franklin Growth Allocation Portfolio and the JPMorgan Growth Allocation Portfolio were 38% and 7%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Franklin Growth Allocation Portfolio with those of the JPMorgan Growth Allocation Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
JPMorgan Growth Allocation Portfolio	Franklin Growth Allocation Portfolio
Investment Objective	Investment Objective

Seeks to achieve long-term capital appreciation with an emphasis on risk-adjusted returns and managing volatility in the Portfolio.	Seeks long-term capital appreciation while managing portfolio volatility.

Principal Investment Strategies	Principal Investment Strategies

Under normal market conditions, the Portfolio will invest primarily in a combination of ETFs, futures contracts, and individual equity and fixed income securities that provide exposure to global equity markets and U.S. Treasuries. Under normal market conditions, it is expected that the Portfolio’s strategic long-term asset allocation will be approximately 65% in equity securities (or financial instruments that provide investment exposure to such securities) and approximately 35% in fixed income securities (or financial instruments that provide investment exposure to such securities), including cash equivalents. The actual percentage allocations at any time may vary. In monitoring and strategically adjusting the Portfolio’s exposures and weightings among the various asset classes, the sub-adviser for the Portfolio draws on the quantitative analysis and qualitative insights produced by dedicated research and strategy teams that support the investment process. By adjusting investment exposure among the various equity and fixed income asset classes in the Portfolio, the Sub-Adviser will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, without sacrificing long-term returns. The Portfolio may gain or adjust exposure to each asset class either through transactions in individual securities or through other instruments, including derivatives.	Under normal market conditions, the Sub-Adviser will allocate the Portfolio’s assets to achieve targeted exposures among equity investments and fixed income investments. The Portfolio’s current target allocation for long-term investments is approximately 65% of its net assets in equity investments and approximately 35% of its net assets in fixed income investments. On a periodic basis, the Sub-Adviser may rebalance the Portfolio’s investments in response to changes in market value or other factors to maintain these target allocations. During periods before or after such rebalancing, the Portfolio may deviate from its target allocations.

The Portfolio’s equity allocation will be invested in the following equity asset classes: U.S. Large Cap Equity, U.S. Small Cap Equity, United Kingdom Equity, European Equity, and Japanese Equity. The Portfolio’s equity investments will be allocated among discrete portions of the Portfolio that will invest in securities included in the Standard & Poor’s 500 Composite Stock Index (“S&P 500 Index”), the Russell 2000 Index (“Russell 2000 Index”), the FTSE 100 Index, the DJ EuroSTOXX 50 Index, and the TOPIX Index, respectively, and in ETFs and futures contracts that provide exposure to these indexes and substantially similar indexes. The Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the relevant index. As of December 31, 2021, the market capitalization of companies in the S&P 500 Index, which consists of common stocks of 500 of the largest U.S. companies, ranged from $6.53 billion to $2.9 trillion; in the Russell 2000 Index, which tracks the performance of approximately 2000 of the smallest companies in the Russell 3000	The Portfolio’s equity allocation will be invested in the following equity asset categories: U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, and International Equity (excluding emerging markets). The Portfolio’s current target is to invest approximately the following percentages of its net assets in instruments that provide exposure to these equity asset categories: U.S. Large Cap Equity (34%), U.S. Mid Cap Equity (4%), U.S. Small Cap Equity (2%), and International Equity (25%). The allocations among the equity asset categories may be changed by the Sub-Adviser without notice or shareholder approval. The Sub-Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. The Portfolio’s equity investments may include ETFs, common and preferred stocks, options, rights, warrants, convertible securities and other equity-related instruments, including, but not limited to, derivatives. Securities in which the Portfolio may invest may be denominated in any currency.

Acquiring Portfolio	Acquired Portfolio
JPMorgan Growth Allocation Portfolio	Franklin Growth Allocation Portfolio
Index, from $31.6 million to $32.9 billion; in the FTSE 100 Index, which represents the performance of the 100 largest UK-domiciled blue chip companies, from $6.0 billion to $181.9 billion; in the DJ EuroSTOXX 50 Index, which represents the performance of the 50 largest companies in 11 Eurozone countries, from $27.9 billion to $418.1 billion; and in the TOPIX Index, which comprises all companies listed on the First Section of the Tokyo Stock Exchange, from $15.6 million to $298.9 billion (approximately 2187 constituents). Each of these indexes is weighted by market capitalization. The Sub-Adviser may allocate the Portfolio’s investments among these indices based on its assessment of risk in the equity markets relative to potential return.

The Portfolio’s fixed income allocation will be invested in the U.S. Treasuries asset class. The Portfolio’s fixed income investments will consist primarily of investments in securities included in the Bloomberg Intermediate U.S. Treasury Index and in ETFs and futures contracts that provide exposure to the index. The Portfolio will invest in these securities and other instruments in a manner that is intended to track the performance (before fees and expenses) of the index. The Bloomberg Intermediate U.S. Treasury Index is a market-value weighted index that measures U.S. dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury with maturities of 1 to 9.9999 years to maturity.	Substantially all of the Portfolio’s fixed income allocation will be invested in ETFs and in instruments that provide exposure to the corporate debt asset category. The Portfolio’s fixed income allocation will be invested primarily (either directly or indirectly through other investments) in U.S. dollar-denominated corporate debt securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P or Fitch), or if unrated, determined by the Adviser or Sub-Adviser to be of comparable quality. The Portfolio’s investments in fixed income securities may include fixed coupon bonds, step-up bonds, bonds with sinking funds, medium term notes, callable and putable bonds, and 144A bonds. The Portfolio may also purchase or sell futures contracts on fixed income securities and enter into swap contracts in lieu of investing directly in fixed income securities themselves. In selecting the Portfolio’s investments in fixed income securities, the Sub-Adviser seeks to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.

The Sub-Adviser may decrease the Portfolio’s equity exposure to 20% or less of net assets, and may increase the Portfolio’s fixed income exposure to 80% or more of net assets, based on the Sub-Adviser’s quantitatively-driven risk management framework. However, under normal market conditions, the Portfolio’s net allocation to equity or fixed income securities will not increase or decrease by more than 5% of net assets in a day.	No corresponding strategy.

The Portfolio uses a strategy that is commonly referred to as an indexing strategy. The Portfolio may use a replication technique or sampling approach to execute its indexing strategy. Circumstances under which the Sub-Adviser may use a sampling approach to execute the indexing strategy include when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to track the performance (before fees and expenses) of the relevant index; where the relevant index contains component securities too numerous to purchase or sell efficiently; or in instances when a component security becomes temporarily illiquid, unavailable, or less liquid. The quantity of holdings in the Portfolio will be based on a number of factors, including the asset size of the Portfolio. Each index sponsor has its own method for periodically rebalancing the index by adding, removing or rebalancing the index components to take into account market changes.	No corresponding strategy.

The risk management framework integrates quantitative momentum and volatility models and signals to make systematic adjustments to the Portfolio’s strategic long-term asset allocation in order to determine a risk managed asset allocation. Momentum is the tendency of investments to exhibit persistence in their performance. The Sub-Adviser uses momentum signals to identify adverse market environments. The Sub-Adviser believes that negative momentum	The Sub-Adviser will implement a volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in the Portfolio’s returns. To implement this

Acquiring Portfolio	Acquired Portfolio
JPMorgan Growth Allocation Portfolio	Franklin Growth Allocation Portfolio
indicates future periods of negative investment returns and increased volatility. When negative momentum deteriorates below a pre-set threshold determined by the sub-adviser based on its proprietary momentum-based model, the Sub-Adviser will reduce, sometimes significantly, the Portfolio’s exposure to the particular asset class exhibiting the negative momentum. To reduce the Portfolio’s exposure to a particular asset class, the Sub-Adviser will primarily use derivatives, but may also sell physical securities. The Sub-Adviser may reduce the Portfolio’s exposure to a particular asset class to 0% if the momentum indicator becomes sufficiently negative for that asset class. The sub-adviser will reestablish the Portfolio’s exposure to an asset class once the market environment improves and momentum strengthens to surpass a pre-set threshold determined by the Sub-Adviser based on its proprietary model. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns, without regard to the direction of those changes. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. To implement volatility management, the Sub-Adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. When the forecasted volatility is expected to exceed a pre-set threshold determined by the Sub-Adviser based on its proprietary volatility-based model, the Sub-Adviser will attempt to reduce the volatility below the threshold. To attempt to reduce the volatility, the Sub-Adviser will primarily use derivatives, but may also sell physical securities. The Sub-Adviser may use these methods as often as daily to reduce the Portfolio’s expected volatility level. Due to market conditions or other factors, the actual or realized volatility of the Portfolio for any particular period of time may be materially above or below the pre-set threshold. During such times, the Portfolio’s overall equity exposure may deviate significantly from its strategic asset allocation and could be substantially less than 65% of the Portfolio’s assets (and could be 0%).	volatility management strategy, the Sub-Adviser’s analysis will emphasize short-term market movements while also considering market correlations over longer-term periods. When the expected market volatility increases to a certain level as determined by the Sub-Adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by shorting equity index futures or by investing up to 100% of its target equity allocation in cash or cash equivalents. During such times, the Portfolio’s overall exposure to equity investments may deviate significantly from its target allocation and could be substantially less than 65% of the Portfolio’s net assets (and could be 0% or a net short position in equity investments). In addition, over time the use of a volatility management strategy could result in the Portfolio’s having average exposure to equity investments that is lower than its target allocation. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, including during periods when market values are increasing, but market volatility is high. Under normal market conditions, the Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in the Portfolio’s daily equity returns of not more than 20%. The magnitude of the changes (or volatility) in the Portfolio’s daily equity returns is measured by standard deviation. The Sub-Adviser may determine, in its sole discretion, not to implement the volatility management strategy or to allocate the Portfolio’s assets in a manner different than the target allocations described above for various reasons including, but not limited to, if the volatility management strategy would result in de minimis trades or result in excess trading due to expected flows into or out of the Portfolio, or in connection with market events and conditions and other circumstances as determined by the Sub-Adviser.

Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products.	Same.

The Portfolio may invest in derivative instruments, including futures contracts and other instruments, for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of implementing the risk management framework) without having to purchase or sell underlying investments. For example, when the level of market volatility is increasing, the Sub-Adviser may attempt to limit the Portfolio’s equity exposure by closing existing long exchange-traded futures contracts, selling exposures that are derived using ETFs, shorting or selling long futures positions on an index or, in the case where physical securities are held, selling exchange-traded futures contracts. The Portfolio may also invest in derivative instruments to seek enhanced returns from certain asset classes. The Portfolio may use index futures, for example, to gain broad exposure to a particular segment of the market, while buying representative securities to achieve exposure to another. The Sub-Adviser will choose in each case based on considerations of cost and efficiency of access to the desired investment exposure. It is anticipated that the Portfolio’s derivative instruments will consist primarily of exchange-traded equity index, U.S. Treasury and currency futures. The Portfolio may also invest in currency forwards. The Portfolio’s holdings may be frequently adjusted to reflect the Sub-Adviser’s assessment of changing risks, which could result in high portfolio turnover. The Sub-Adviser believes that these adjustments also can frequently be made efficiently and economically through the use of derivative strategies. The Portfolio may invest in derivatives to the extent permitted by	In pursuing its investment objective, the Portfolio may also invest in derivatives for the efficient management of the Portfolio (including to enhance returns), to implement the volatility management strategy, or for the hedging of certain market risks. It is anticipated that the Portfolio’s derivative instruments will consist of long and short positions on exchange-traded equity and fixed income futures contracts as well as currency forwards. The Portfolio also may utilize other types of derivatives, such as swaps, and may engage in short sales.

Acquiring Portfolio	Acquired Portfolio
JPMorgan Growth Allocation Portfolio	Franklin Growth Allocation Portfolio
applicable law. It is anticipated that the Portfolio’s use of derivatives will be consistent with its overall investment strategy of obtaining and managing exposure to various asset classes. Because the Portfolio will use derivatives to obtain and manage the Portfolio’s exposure to different asset classes, the Portfolio’s use of derivatives may be substantial.

The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. In addition, the Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected that the Portfolio will be leveraged by borrowing for investment purposes.	Same.

From time to time or potentially for extended periods of time in periods of continued market distress, the Portfolio may maintain a considerable percentage of its total assets in cash and cash equivalent instruments as margin or collateral for the Portfolio’s obligations under derivative transactions, to implement the risk management strategies, and for other portfolio management purposes. The larger the value of the Portfolio’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Portfolio will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.	Same.

No corresponding strategy.	The Portfolio may engage in active and frequent trading of portfolio securities in pursuing its principal investment strategies.

No corresponding strategy.	The Portfolio also may lend its portfolio securities to earn additional income.

No corresponding strategy.	The Sub-Adviser may consider the size of the Portfolio when deciding how to implement the investment strategy. For example, the Portfolio may invest primarily in ETFs and derivative instruments, rather than in individual securities, to gain broad exposure to a particular asset category.

The Franklin Growth Allocation Portfolio and the JPMorgan Growth Allocation Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, concentration, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2021, compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index for each Portfolio show how the Portfolio’s performance compared with the returns of the other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and the additional comparative index) shown in the right hand column below is the return of the index since the inception of Class IB shares. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The JPMorgan Growth Allocation Portfolio will be the accounting survivor of the Reorganization. As such, the JPMorgan Growth Allocation Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Franklin Growth Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 10.52% (2020 4th Quarter)	Worst quarter (% and time period) -14.32% (2020 1st Quarter)

JPMorgan Growth Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 9.06% (2020 4th Quarter)	Worst quarter (% and time period) -9.68% (2020 1st Quarter)

Franklin Growth Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (2/1/2019)
Franklin Growth Allocation Portfolio — Class IB Shares	12.24	9.40
EQ/Franklin Growth Allocation Index (reflects no deduction for fees, expenses, or taxes)	13.25	14.96
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	23.61
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.52	6.56

JPMorgan Growth Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (11/13/2017)
JPMorgan Growth Allocation Portfolio — Class IB Shares	12.77	8.05
EQ/JPMorgan Growth Allocation Index (reflects no deduction for fees, expenses, or taxes)	14.71	10.54
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.08
Bloomberg U.S. Intermediate Government Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.69	2.51

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the JPMorgan Growth Allocation Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Franklin Growth Allocation Portfolio — Class IB Shares	$67.4	$10.13	6,652,925
JPMorgan Growth Allocation Portfolio — Class IB Shares	$327.7	$10.15	32,289,653
Adjustments*	$(0.1)		(30,528)
Pro forma JPMorgan Growth Allocation Portfolio — Class IB Shares (assuming the Reorganization is approved)	$395.0	$10.15	38,912,050

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$395.0

*	The adjustments reflect the exchange of Franklin Growth Allocation Portfolio’s shares for JPMorgan Growth Allocation Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE FRANKLIN GROWTH ALLOCATION PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE FRANKLIN GROWTH ALLOCATION PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 2.

PROPOSAL 3: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 3 requests your approval of a Reorganization Agreement pursuant to which the First Trust Moderate Growth Allocation Portfolio will be reorganized into the Invesco Moderate Growth Allocation Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have substantially similar investment objectives. The First Trust Moderate Growth Allocation Portfolio seeks long-term total return while managing portfolio volatility. The Invesco Moderate Growth Allocation Portfolio seeks long-term capital appreciation while managing portfolio volatility.

•

Both Portfolios provide diversified exposure (either directly or indirectly, as described below) to equity securities and fixed income securities. Both Portfolios target a long-term asset allocation of approximately 60% of assets in equity securities and 40% of assets in fixed income securities. Both portfolios are sub-advised by a single sub-adviser, and each Portfolio’s respective sub-adviser may rebalance its Portfolio’s assets to maintain the target allocations. Each Portfolio’s equity allocation is invested in the following equity asset categories: U.S. large-cap, U.S. mid-cap, U.S. small-cap, and international developed. Each Portfolio’s fixed income allocation is invested in the corporate debt asset category to create a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years. In addition, each Portfolio’s respective sub-adviser implements a proprietary volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. During such times, each Portfolio’s overall equity exposure may deviate significantly from its strategic asset allocation and could be substantially less than 60% of the Portfolio’s assets (and could be 0% or a net short position in equity investments). Both Portfolios also may invest in derivatives, including futures contracts and currency forwards, for a variety of purposes, including to implement the volatility management strategy.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	The First Trust Moderate Growth Allocation Portfolio operates under a “fund-of-funds” structure and invests in securities and other instruments indirectly, through investments in Underlying ETFs (as defined below). The First Trust Moderate Growth Allocation Portfolio pursues its investment objective by investing primarily in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) and other instruments, including derivatives, that provide exposure to global equity and fixed income markets.

•	The First Trust Moderate Growth Allocation Portfolio’s current target is to invest approximately the following percentages of its net assets in Underlying ETFs and other equity-related instruments, including derivatives, that provide exposure to the following equity asset categories: U.S. Large Cap Equity (25%), U.S. Mid Cap Equity (11.7%), U.S. Small Cap Equity (11.6%), and International Developed (11.7%). The Sub-Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. The Portfolio’s allocations to different market capitalizations will vary based on the Sub-Adviser’s tactical views and in response to changing market conditions. The Underlying ETFs in which the Portfolio invests may be invested in securities denominated in any currency.

•	The First Trust Moderate Growth Allocation Portfolio’s fixed income allocation will be invested primarily in Underlying ETFs and other fixed income-related instruments, including derivatives, to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index. The First Trust Moderate Growth Allocation Portfolio may also purchase or sell futures contracts on ETFs and enter into swap contracts in lieu of investing in Underlying ETFs themselves.

•	In seeking to reduce the First Trust Moderate Growth Allocation Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility, the sub-adviser will implement a volatility management strategy. To implement this volatility management strategy, the First Trust Moderate Growth Allocation Portfolio’s sub-adviser monitors the expected volatility of the Portfolio and the average expected volatility of the equity asset classes included within the Portfolio (U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, and International Developed). When either of these two measures exceeds certain levels, as determined by the sub-adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by shorting equity index futures or by investing up to 100% of its target equity allocation in cash or cash equivalents.

•	The Invesco Moderate Growth Allocation Portfolio, under normal circumstances, will invest in a combination of individual securities, ETFs and futures contracts that provide exposure to global equity markets and corporate debt securities. Unlike the First Trust Moderate Growth Allocation Portfolio, the Invesco Moderate Growth Allocation Portfolio does not operate under a “fund-of-funds” structure.

•	The Invesco Moderate Growth Allocation Portfolio’s current target is to invest approximately the following percentages of its assets in instruments that provide exposure to the following equity asset categories: Large Cap US (20-35%), Mid Cap US (1-5%), Small Cap US (1-5%), and International Developed (20-30%). The sub-adviser rebalances the equity portfolio as necessary to maintain weighting in proportion to market capitalization. Securities in which the Invesco Moderate Growth Allocation Portfolio may invest may be denominated in any currency.

•	The Invesco Moderate Growth Allocation Portfolio’s fixed income allocation will be invested in baskets of corporate debt securities, swap contracts, and ETFs to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index.

•	The sub-adviser will implement a volatility management strategy that seeks to manage the volatility level of the Invesco Moderate Growth Allocation Portfolio’s annual returns. To implement the volatility management strategy, the sub-adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. The sub-adviser generates a portfolio volatility forecast based on equity price returns. During periods of heightened forecasted volatility, the sub-adviser will attempt to lower volatility by closing existing long exchange-traded equity index futures contracts, selling equity exposures that are derived using ETFs or, in the case where physical securities are held, selling physical securities, or selling exchange-traded equity index futures contracts, in an effort to target a certain level of maximum annual volatility as determined by the sub-adviser based on its volatility management strategy. The sub-adviser may use these methods as often as daily to lower the Invesco Moderate Growth Allocation Portfolio’s expected volatility level.

•	The Portfolios have substantially similar principal risks. Each Portfolio’s principal risks include market risk, asset allocation risk, volatility management risk, equity risk, large-cap company risk, investment grade securities risk, credit risk, interest rate risk, derivatives risk, short position risk, portfolio management risk, cash management risk, ETF risk/risks related to investments in underlying ETFs, foreign securities risk, futures contract risk, leveraging risk, liquidity risk, mid-cap and small-cap company risk, portfolio turnover risk, redemption risk and securities lending risk. The First Trust Moderate Growth Allocation Portfolio is also subject to new portfolio risk, which is not a principal risk of the Invesco Moderate Growth Allocation Portfolio. The First Trust Moderate Growth Allocation Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. Subject to EIM’s oversight, First Trust Advisors L.P. (“First Trust Advisors”) currently serves as the sub-adviser to the First Trust Moderate Growth Allocation Portfolio, and Invesco Advisers, Inc. (“Invesco Advisers”) currently serves as the sub-adviser to the Invesco Moderate Growth Allocation Portfolio. EIM will advise, and it is anticipated that Invesco Advisers will continue to sub-advise, the Invesco Moderate Growth Allocation Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•

EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the sub-advisers, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The First Trust Moderate Growth Allocation Portfolio and the Invesco Moderate Growth Allocation Portfolio had net assets of approximately $99.6 million and $101.2 million, respectively, as of March 31, 2022. Thus, if the Reorganization of the First Trust Moderate Growth Allocation Portfolio into the Invesco Moderate Growth Allocation Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $200.8 million.

•	As shown in the “Summary” above, the shareholders of Class IB shares of the First Trust Moderate Growth Allocation Portfolio will receive Class IB shares of the Invesco Moderate Growth Allocation Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•	It is estimated that the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the Invesco Moderate Growth Allocation Portfolio’s Class IB shares for the fiscal year following the Reorganization will be 1.25% and 1.20%, respectively, which are less than and equal to, respectively, the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the First Trust Moderate Growth Allocation Portfolio’s Class IB shares for the fiscal year ended December 31, 2021, which were 1.34% and 1.20%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the Invesco Moderate Growth Allocation Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The Portfolios are subject to the same advisory fee schedule. The maximum advisory fee for each Portfolio is equal to an annual rate of 0.80% of its average daily net assets.

•	The Portfolios are subject to the same administration fee schedule. Each Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with the assets of multiple other portfolios of EQ Trust and all the portfolios of VIP Trust (together the “Aggregated Portfolios”). The Portfolios’ asset-based administration fee rates are as follows: 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775% of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	The Portfolios are subject to the same contractual expense caps, but the expense limitation arrangement for the Invesco Moderate Growth Allocation Portfolio extends one year beyond that for the First Trust Moderate Growth Allocation Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ advisory, administrative or other fees to limit the expenses of the First Trust Moderate Growth Allocation Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ advisory, administrative or other fees to limit the expenses of the Invesco Moderate Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement), so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the share class.

•	The Class IB shares of the Invesco Moderate Growth Allocation Portfolio underperformed the Class IB shares of the First Trust Moderate Growth Allocation Portfolio for the one-year period ended December 31, 2021, and outperformed the Class IB shares of the First Trust Moderate Growth Allocation Portfolio for the since inception period from February 1, 2019 through December 31, 2021. Please see “Comparative Performance Information” below.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Invesco Moderate Growth Allocation Portfolio. It is not expected that the Invesco Moderate Growth Allocation Portfolio will revise any of its investment policies following the Reorganization to reflect those of the First Trust Moderate Growth Allocation Portfolio. EIM has reviewed the First Trust Moderate Growth Allocation Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the Invesco Moderate Growth Allocation Portfolio’s investment objective and policies. Thus, EIM believes that, if the Reorganization is approved, all or a substantial portion of the holdings of the First Trust Moderate Growth Allocation Portfolio could be transferred to and held by the Invesco Moderate Growth Allocation Portfolio. It is expected that the First Trust Moderate Growth Allocation Portfolio will not sell any of its holdings in connection with the Reorganization. However, some of the First Trust Moderate Growth Allocation Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the First Trust Moderate Growth Allocation Portfolio involved therein that are not compatible with the Invesco Moderate Growth Allocation Portfolio’s investment objective and policies, if any, will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in cash or temporary investments. The portion of the First Trust Moderate Growth Allocation Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by EIM of the compatibility of those holdings with the Invesco Moderate Growth Allocation Portfolio’s portfolio composition and investment strategies. The need for the First Trust Moderate Growth Allocation Portfolio to sell investments in connection with the Reorganization may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. It is expected that the First Trust Moderate Growth Allocation Portfolio will not sell any of its holdings in connection with the Reorganization, and therefore no brokerage commissions or other transaction costs are expected to be incurred. This estimate is subject to change depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the First Trust Moderate Growth Allocation Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the First Trust Moderate Growth Allocation Portfolio, which are estimated to be $93,307 (excluding portfolio transaction costs, which, if any, could be incurred indirectly by Contractholders both before and after the Reorganization), exceed the expense limit and are expected to be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. The First Trust Moderate Growth Allocation Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Invesco Moderate Growth Allocation Portfolio		First Trust Moderate Growth Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X		X
Credit Risk	X	*	X	*
Derivatives Risk	X	*	X	*
ETFs Risk/Risks Related to Investments in Underlying ETFs	X		X
Equity Risk	X	*	X	*
Foreign Securities Risk	X		X
Currency Risk	X		X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X	*	X	*
Large-Cap Company Risk	X	*	X	*
Leveraging Risk	X		X
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
New Portfolio Risk			X
Portfolio Management Risk	X	*	X	*
Portfolio Turnover Risk	X		X
Redemption Risk	X		X
Securities Lending Risk	X		X
Short Position Risk	X		X
Volatility Management Risk	X	*	X	*

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares of the First Trust Moderate Growth Allocation Portfolio and the Class IB Shares of the Invesco Moderate Growth Allocation Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the Invesco Moderate Growth Allocation Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the Invesco Moderate Growth Allocation Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

First Trust Moderate Growth Allocation Portfolio	Invesco Moderate Growth Allocation Portfolio	Pro Forma Invesco Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	First Trust Moderate Growth Allocation Portfolio	Invesco Moderate Growth Allocation Portfolio	Pro Forma Invesco Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)
	Class IB	Class IB	Class IB
Management Fee	0.80%	0.80%	0.80%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.23%	0.24%	0.18%
Acquired Fund Fees and Expenses	0.06%	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.34%	1.31%	1.25%
Fee Waiver and/or Expense Reimbursement†	(0.14)%	(0.11)%	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.20%	1.20%

†	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the First Trust Moderate Growth Allocation Portfolio through April 30, 2023 so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio, and (2) the Invesco Moderate Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
First Trust Moderate Growth Allocation Portfolio
Class IB	$122	$411	$721	$1,600
Invesco Moderate Growth Allocation Portfolio
Class IB	$122	$404	$708	$1,569
Pro Forma Invesco Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)
Class IB	$122	$386	$676	$1,502

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the First Trust Moderate Growth Allocation Portfolio and the Invesco Moderate Growth Allocation Portfolio were 38% and 42%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the First Trust Moderate Growth Allocation Portfolio with those of the Invesco Moderate Growth Allocation Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Invesco Moderate Growth Allocation Portfolio	First Trust Moderate Growth Allocation Portfolio
Investment Objective	Investment Objective

Seeks long-term capital appreciation while managing portfolio volatility.	Seeks long-term total return while managing portfolio volatility.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. Under normal circumstances, the Sub-Adviser will invest in a combination of individual securities, ETFs and futures contracts that provide exposure to global equity markets, including large, mid and small cap stocks, and corporate debt securities.	The Portfolio pursues its investment objective by investing primarily in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) and other instruments, including derivatives, that provide exposure to global equity and fixed income markets.

The sub-adviser of the Portfolio targets an equity allocation of approximately 60% of its assets in U.S. and foreign large, mid and small cap stocks, as well as ETFs and futures contracts that provide exposure to such stocks. The Invesco Moderate Growth Allocation Portfolio’s sub-adviser targets a fixed income allocation of approximately 40% of its assets in baskets of corporate debt securities, swap contracts, and ETFs to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index.	Under normal market conditions, the Portfolio’s sub-adviser will allocate the Portfolio’s assets to achieve targeted exposures among equity investments and fixed income investments. The Portfolio’s current target allocation for long-term investments is approximately 60% of its net assets in equity investments and approximately 40% of its net assets in fixed income investments, through investments in Underlying ETFs and other instruments.

On a periodic basis, the Portfolio’s sub-adviser may rebalance the Portfolio’s equity and fixed income investments in response to changes in market value or other factors to maintain its target allocations. During periods before or after such rebalancing, the Portfolio may deviate from its target allocations.	Same.

Acquiring Portfolio	Acquired Portfolio
Invesco Moderate Growth Allocation Portfolio	First Trust Moderate Growth Allocation Portfolio

For its equity allocation, the Portfolio’s current target is to invest approximately the following percentages of its assets in instruments that provide exposure to the following equity asset categories: Large Cap US (20-35%), Mid Cap US (1-5%), Small Cap US (1-5%), and International Developed (20-30%). The Sub-Adviser rebalances the equity portfolio as necessary to maintain weighting in proportion to market capitalization. Securities in which the Portfolio may invest may be denominated in any currency.	The Portfolio’s equity allocation will be invested primarily in Underlying ETFs and other equity-related instruments, including derivatives, that provide exposure to U.S. large, mid, and small cap stocks and foreign developed markets securities. The Portfolio’s current target is to invest approximately the following percentages of its net assets in Underlying ETFs and other equity-related instruments, including derivatives as described below, that provide exposure to the following equity asset categories: U.S. Large Cap Equity (25%), U.S. Mid Cap Equity (11.7%), U.S. Small Cap Equity (11.6%), and International Developed (11.7%). The Sub-Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. The Portfolio’s allocations to different market capitalizations will vary based on the sub-adviser’s tactical views and in response to changing market conditions. The Underlying ETFs in which the Portfolio invests may be invested in securities denominated in any currency.

The allocations among the equity asset categories may be changed by the Sub-Adviser without notice or shareholder approval.	Same.

For its fixed income allocation, the Portfolio’s sub-adviser targets a fixed income allocation to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.	Substantially all of the Portfolio’s fixed income allocation will be invested in the corporate debt asset category. The Portfolio’s fixed income allocation will be invested primarily in Underlying ETFs and other fixed income-related instruments, including derivatives, to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.

The Portfolio’s investments may include fixed coupon bonds, step-up bonds, bonds with sinking funds, medium term notes, callable and putable bonds, and 144A bonds.	An Underlying ETF’s investments may include fixed coupon bonds, step-up bonds, bonds with sinking funds, medium term notes, callable and putable bonds, and 144A bonds.

No corresponding strategy.	The Portfolio may also purchase or sell futures contracts on ETFs and enter into swap contracts in lieu of investing in Underlying ETFs themselves.

The Portfolio’s sub-adviser also will implement a volatility management strategy that seeks to manage the volatility level of the Portfolio’s annual returns. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in the Portfolio’s returns.	The sub-adviser also will implement a volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in the Portfolio’s returns.

To implement this volatility management strategy, the Portfolio’s sub-adviser will monitor forecasted annualized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. The sub-adviser generates a portfolio volatility forecast based on equity price returns. During periods of heightened forecasted volatility, the Sub-Adviser will attempt to lower volatility by closing existing long exchange-traded equity index futures contracts, selling equity exposures that are derived using ETFs or, in the case where physical securities are held, selling physical securities, or selling exchange-traded equity index futures contracts, in the effort to target a certain level of maximum annual volatility as determined by the sub-adviser based on its volatility management strategy. The Sub-Adviser may use these methods as often as daily to lower the Portfolio’s expected volatility level. During such times, the Portfolio’s overall exposure to equity investments may deviate significantly from its target allocation and could be substantially less than 60% of the Portfolio’s assets (and could be 0% or a net short position in equity investments). In addition, over time the use of a volatility management strategy could result in the Portfolio’s having average exposure to equity investments that is lower than its target allocation. Due to market conditions or other factors, the actual or	To implement this volatility management strategy, the Portfolio’s sub-adviser monitors the expected volatility of the Portfolio and the average expected volatility of the equity asset classes included within the Portfolio (U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, and International Developed). When either of these two measures exceeds certain levels, as determined by the Sub-Adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by shorting equity index futures or by investing up to 100% of its target equity allocation in cash or cash equivalents. During such times, the Portfolio’s overall exposure to equity investments may deviate significantly from its target allocation and could be substantially less than 60% of the Portfolio’s net assets (and could be 0% or a net short position in equity investments). In addition, over time the use of a volatility management strategy could result in the Portfolio’s having average exposure to equity investments that is lower than its target allocation. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, including during periods when market values are increasing, but market volatility is high.

Acquiring Portfolio	Acquired Portfolio
Invesco Moderate Growth Allocation Portfolio	First Trust Moderate Growth Allocation Portfolio
realized volatility of the Portfolio for any particular period of time may be materially higher or lower than the target maximum annual level. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, including during periods when market values are increasing, but market volatility is high.

Under normal market conditions, the Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in the Portfolio’s daily equity returns of not more than 20%.	Same.

The magnitude of the changes (or volatility) in the Portfolio’s daily equity returns is measured by standard deviation.	Same.

The Portfolio’s sub-adviser may determine, in its sole discretion, not to implement the volatility management strategy or to allocate the Portfolio’s assets in a manner different than the target allocations described above for various reasons including, but not limited to, if the volatility management strategy would result in de minimis trades or result in excess trading due to expected flows into or out of the Portfolio, or in connection with market events and conditions and other circumstances as determined by the Sub-Adviser.	Same.

Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products.	Same.

In pursuing its investment objective, the Portfolio may also invest in derivatives for the efficient management of the Portfolio (including to enhance returns), to implement the volatility management strategy, or for the hedging of certain market risks. It is anticipated that the Portfolio’s derivative instruments will consist of long and short positions on exchange-traded equity and fixed income futures contracts as well as currency forwards. The Portfolio also may utilize other types of derivatives, such as swaps, and may engage in short sales. The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes.	Same.

From time to time or potentially for extended periods of time in periods of continued market distress, the Portfolio may maintain a considerable percentage of its total assets in cash and cash equivalent instruments, including money market funds, as margin or collateral for the Portfolio’s obligations under derivative transactions, to implement the volatility management strategy, and for other portfolio management purposes. The larger the value of the Portfolio’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Portfolio will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.	Same.

The Portfolio may engage in active and frequent trading of portfolio securities in pursuing its principal investment strategies.	Same.

The Portfolio may lend its portfolio securities to earn additional income.	Same.

The Sub-Adviser may consider the size of the Portfolio when deciding how to implement the investment strategy. For example, the Portfolio may invest primarily in ETFs and derivative instruments, rather than in individual securities, to gain broad exposure to a particular asset category.	No corresponding strategy.

The First Trust Moderate Growth Allocation Portfolio and the Invesco Moderate Growth Allocation Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, issuing senior securities, and investing in commodities and real estate, but different fundamental investment polices relating to concentration. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2021, compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index for each Portfolio show how that Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and the additional comparative index) shown in the right hand column below is the return of the index since the inception of Class IB shares. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Invesco Moderate Growth Allocation Portfolio will be the accounting survivor of the Reorganization. As such, the Invesco Moderate Growth Allocation Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

First Trust Moderate Growth Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 10.49% (2020 4th Quarter)	Worst quarter (% and time period) (-14.57)% (2020 1st Quarter)

Invesco Moderate Growth Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 8.66% (2020 2nd Quarter)	Worst quarter (% and time period) (-9.65)% (2020 1st Quarter)

First Trust Moderate Growth Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (2/1/2019)
First Trust Moderate Growth Allocation Portfolio — Class IB Shares	10.58	10.57
EQ/First Trust Moderate Growth Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.06	14.13
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	23.61
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.52	6.56

Invesco Moderate Growth Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (2/1/2019)
Invesco Moderate Growth Allocation Portfolio — Class IB Shares	10.13	11.33
EQ/Invesco Moderate Growth Allocation Index (reflects no deduction for fees, expenses, or taxes)	11.26	13.54
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	23.61
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.52	6.56

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the Invesco Moderate Growth Allocation Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
First Trust Moderate Growth Allocation Portfolio — Class IB Shares	$94.4	$10.37	9,101,665
Invesco Moderate Growth Allocation Portfolio — Class IB Shares	$98.5	$9.65	10,206,339
Adjustments*	$(0.1)		667,329
Pro forma Invesco Moderate Growth Allocation Portfolio — Class IB Shares (assuming the Reorganization is approved)	$192.8	$9.65	19,975,333

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$192.8

*	The adjustments reflect the exchange of First Trust Moderate Growth Allocation Portfolio’s shares for Invesco Moderate Growth Allocation Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 3.

PROPOSAL 4: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE AXA IM MODERATE ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST, INTO THE 1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 4 requests your approval of a Reorganization Agreement pursuant to which the AXA IM Moderate Allocation Portfolio will be reorganized into the 1290 VT Moderate Growth Allocation Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have substantially similar investment objectives. The AXA IM Moderate Allocation Portfolio seeks long-term total return while managing portfolio volatility. The 1290 VT Moderate Growth Allocation Portfolio seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Although the Portfolios’ investment objectives are stated differently, the investment objectives do not differ materially.

•	Both Portfolios provide diversified exposure (either directly or indirectly, as described below) to equity securities and fixed income securities. In addition, each Portfolio invests according to an “asset allocation target,” which represents an approximate percentage of the Portfolio’s assets that are invested in each asset class. The Portfolios’ asset allocation targets differ slightly, as indicated below. Each Portfolio’s equity allocation is invested in the following equity asset categories: U.S. large-cap, U.S. mid-cap, U.S. small-cap, and international developed. Each Portfolio’s fixed income allocation is invested in the corporate debt asset category to create a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years. In addition, the sub-adviser or the Adviser, as applicable, of each Portfolio implements a proprietary volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. Both Portfolios also may invest in derivatives, including futures contracts, for a variety of purposes, including to implement the volatility management strategy.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	The AXA IM Moderate Allocation Portfolio’s current target allocation for long-term investments is approximately 55% of its net assets in equity investments and approximately 45% of its net assets in fixed income investments. On a periodic basis, the Sub-Adviser may rebalance the Portfolio’s investments in response to changes in market value or other factors to maintain these target allocations.

•	The AXA IM Moderate Allocation Portfolio’s current target is to invest approximately the following percentages of its equity allocation in instruments that provide exposure to the following equity asset categories: U.S. Large Cap Equity (60%), U.S. Mid Cap Equity (10%), U.S. Small Cap Equity (7%), and International Equity (23%). The Portfolio’s sub-adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. The Portfolio’s allocations to different market capitalizations may vary based on the Sub-Adviser’s tactical views and in response to changing market conditions. Securities in which the Portfolio may invest may be denominated in any currency.

•	In selecting the AXA IM Moderate Allocation Portfolio’s investments in fixed income securities, the Portfolio’s sub-adviser seeks to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index. The AXA IM Moderate Allocation Portfolio may also purchase or sell futures contracts on fixed income securities and enter into swap contracts in lieu of investing directly in fixed income securities themselves.

•	In seeking to reduce the AXA IM Moderate Allocation Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility, the sub-adviser will implement a volatility management strategy. To implement this volatility management strategy, the sub-adviser focuses on equity portfolio beta compared to the S&P 500 Index and equity portfolio correlation to the S&P 500 Index. The sub-adviser’s volatility management strategy is based on a measure of annualized historical volatility computed using daily arithmetic returns. When the expected market volatility increases to a certain level as determined by the sub-adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by selling exposures that are derived using ETFs or, in the case where physical securities are held, selling physical securities, by shorting equity index futures, by shorting ETFs, or by investing up to 100% of its target equity allocation in cash, cash equivalents or U.S. Treasury notes. During such times, the Portfolio’s overall exposure to equity investments may deviate significantly from its target allocation and could be substantially less than 55% of the Portfolio’s net assets (and could be 0% or a net short position in equity investments). Under normal market conditions, the Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in the Portfolio’s daily equity returns of not more than 20%.

•	The AXA IM Moderate Allocation Portfolio’s sub-adviser may consider the size of the Portfolio when deciding how to implement the investment strategy. For example, the Portfolio may invest primarily in ETFs and derivative instruments, rather than in individual securities, to gain broad exposure to a particular asset category. As of December 31, 2021, approximately 98% of the Portfolio’s assets were invested in ETFs, rather than in individual securities, to gain exposure to equity and fixed income markets.

•	The 1290 VT Moderate Growth Allocation Portfolio operates under a “fund-of-funds” structure and invests in securities and other instruments indirectly, through investments in Underlying ETFs (as defined below). The 1290 VT Moderate Growth Allocation Portfolio pursues its investment objective by investing primarily in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) and/or futures contracts that provide exposure to equity and fixed income markets. The Adviser selects the Underlying ETFs in which to invest the 1290 VT Moderate Growth Allocation Portfolio’s assets.

•	The 1290 VT Moderate Growth Allocation Portfolio’s asset allocation targets differ slightly from the AXA IM Moderate Allocation Portfolio’s asset allocation targets. The 1290 VT Moderate Growth Allocation Portfolio’s current target allocation for long-term investments is approximately 60% of its assets in equity investments and approximately 40% of its assets in fixed income investments, through investments in Underlying ETFs and/or futures contracts. The Portfolio may from time to time make tactical increases or decreases beyond these target allocations based on momentum (i.e., the tendency of investments to exhibit persistence in their performance) factors to determine the relative attractiveness of equity and fixed income asset classes. This means at any time the Portfolio’s asset mix may differ from the target allocations. When momentum deteriorates, the Adviser may reduce the Portfolio’s exposure to a particular asset class.

•	The 1290 VT Moderate Growth Allocation Portfolio’s current target is to invest approximately the following percentages of its assets in Underlying ETFs and/or futures contracts that provide exposure to the following equity asset categories: U.S. Large Cap (35%), U.S. Mid Cap (5%), U.S. Small Cap (2%), and International Developed (18%). The Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category. The Underlying ETFs may be invested in securities denominated in any currency.

•	The Adviser invests the 1290 VT Moderate Growth Allocation Portfolio’s fixed income allocation in Underlying ETFs that invest in corporate debt securities and U.S. interest rate futures contracts, to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index.

•	The Adviser employs a volatility management strategy that seeks to manage the volatility level of the 1290 VT Moderate Growth Allocation Portfolio’s returns. To implement this volatility management strategy, the Adviser will monitor realized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. During periods of heightened realized volatility, the Adviser will attempt to lower volatility by selling Underlying ETFs, by closing existing long exchange-traded equity index futures contracts or by investing up to 100% of its target allocation to that category in cash or cash equivalents. During periods of heightened realized volatility, the Portfolio may deviate significantly from its target asset allocation. During such times, the Portfolio’s allocation to equity investments may decrease to 0% and its allocation to fixed income investments and cash instruments may increase to 100%. However, its equity allocation may remain sizeable. Under normal market conditions, the 1290 VT Moderate Growth Allocation Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in the Portfolio’s daily equity returns of not more than 20%. The Portfolio may maintain sizeable equity exposure during times of heightened volatility if in the Adviser’s judgment such equity exposure is warranted to produce better risk-adjusted returns over time.

•	The Portfolios have substantially similar principal risks. Each Portfolio’s principal risks include market risk, asset allocation risk, volatility management risk, equity risk, large-cap company risk, investment grade securities risk, credit risk, interest rate risk, ETF risk/risks related to investments in Underlying ETFs, portfolio management risk, cash management risk, derivatives risk, foreign securities risk, futures contract risk, leveraging risk, liquidity risk, mid-cap and small-cap company risk, new portfolio risk, redemption risk, securities lending risk, and short position risk. The AXA IM Moderate Allocation Portfolio is also subject to large transaction risk and portfolio turnover risk as principal risks, which are not principal risks of the 1290 VT Moderate Growth Allocation Portfolio. The 1290 VT Moderate Growth Allocation Portfolio is also subject to momentum risk as a principal risk, which is not a principal risk of the AXA IM Moderate Allocation Portfolio. Each Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. Subject to EIM’s oversight, AXA Investment Managers US Inc. (“AXA IM” or the “Sub-Adviser”) currently serves as the sub-adviser to the AXA IM Moderate Allocation Portfolio. EIM does not currently employ a sub-adviser for the 1290 VT Moderate Growth Allocation Portfolio. EIM will advise the 1290 VT Moderate Growth Allocation Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•	EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the Sub-Adviser to the AXA IM Moderate Allocation Portfolio, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The AXA IM Moderate Allocation Portfolio and the 1290 VT Moderate Growth Allocation Portfolio had net assets of approximately $46.1 million and $81.3 million, respectively, as of March 31, 2022. Thus, if the Reorganization of the AXA IM Moderate Allocation Portfolio into the 1290 VT Moderate Growth Allocation Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $127.4 million.

•	As shown in the “Summary” above, the shareholders of Class IB and (if any) Class K of the AXA IM Moderate Allocation Portfolio will receive Class IB and (if applicable) Class K shares, respectively, of the 1290 VT Moderate Growth Allocation Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•	It is estimated that the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the 1290 VT Moderate Growth Allocation Portfolio’s Class IB and Class K shares for the fiscal year following the Reorganization will be 1.21% and 1.10% for the Class IB shares, respectively, and 0.96% and 0.85% for the Class K shares, respectively, which are less than the total annual operating expense ratios (including acquired fund fees and expenses) before and after taking into account the expense limitation arrangement (described below) for the AXA IM Moderate Allocation Portfolio’s Class IB and Class K shares for the fiscal year ended December 31, 2021, which were 1.45% and 1.20% for the Class IB shares, respectively, and 1.21% and 0.95% for the Class K shares, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the 1290 VT Moderate Growth Allocation Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The 1290 VT Moderate Growth Allocation Portfolio is subject to a lower advisory fee schedule. The maximum advisory fee for the AXA IM Moderate Allocation Portfolio is equal to an annual rate of 0.80% of its average daily net assets, whereas the maximum advisory fee for the 1290 VT Moderate Growth Allocation Portfolio is equal to an annual rate of 0.70% of its average daily net assets.

•	The Portfolios are subject to the same administration fee schedule. Each Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolios are aggregated with the assets of multiple other portfolios of EQ Trust and all the portfolios of VIP Trust (together the “Aggregated Portfolios”). The Portfolios’ asset-based administration fee rates are as follows: 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775% of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	The 1290 VT Moderate Growth Allocation Portfolio is subject to lower contractual expense caps, and the expense limitation arrangement for the 1290 VT Moderate Growth Allocation Portfolio extends one year beyond that for the AXA IM Moderate Allocation Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the AXA IM Moderate Allocation Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares and 0.95% for Class K shares of the Portfolio.

•

Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the 1290 VT Moderate Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the share class.

•	The Class IB and Class K shares of the 1290 VT Moderate Growth Allocation Portfolio outperformed the Class IB and Class K shares of the AXA IM Moderate Allocation Portfolio for the one-year and since inception periods ended December 31, 2021. Please see “Comparative Performance Information” below.

•	In connection with the Reorganization, it is anticipated that EIM will redeem shares that it holds in the AXA IM Moderate Allocation Portfolio representing seed capital it has previously invested. The estimated percentage of the holdings of the AXA IM Moderate Allocation Portfolio that will be sold in connection with the redemption of shares by EIM is 25%, and such sales are expected to result in brokerage commissions or other transaction costs of approximately $850 (0.2 basis points). The withdrawal of such seed capital is not expected to have a material effect on the annual operating expenses of the combined Portfolio.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the 1290 VT Moderate Growth Allocation Portfolio. It is not expected that the 1290 VT Moderate Growth Allocation Portfolio will revise any of its investment policies following the Reorganization to reflect those of the AXA IM Moderate Allocation Portfolio. EIM has reviewed the AXA IM Moderate Allocation Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the 1290 VT Moderate Growth Allocation Portfolio’s investment objective and policies. Thus, EIM believes that, if the Reorganization is approved, a substantial portion of the holdings of the AXA IM Moderate Allocation Portfolio could be transferred to and held by the 1290 VT Moderate Growth Allocation Portfolio. It is estimated that the AXA IM Moderate Allocation Portfolio will not sell any holdings in connection with the Reorganization other than the holdings that will be sold in connection with the redemption of shares by EIM (described above). However, some of the AXA IM Moderate Allocation Portfolio’s holdings may not remain at the time of the Reorganization due to normal portfolio turnover. It is also expected that, if the Reorganization is approved, the holdings of the AXA IM Moderate Allocation Portfolio involved therein that are not compatible with the 1290 VT Moderate Growth Allocation Portfolio’s investment objective and policies, if any, will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in cash or temporary investments. The portion of the AXA IM Moderate Allocation Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by EIM of the compatibility of those holdings with the 1290 VT Moderate Growth Allocation Portfolio’s portfolio composition and investment strategies. The need for the AXA IM Moderate Allocation Portfolio to sell investments in connection with the Reorganization or the redemption of shares by EIM (described above) may result in its selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. It is expected that the AXA IM Moderate Allocation Portfolio will not sell any holdings in connection with the Reorganization other than the holdings that will be sold in connection with the redemption of shares by EIM (described above). Therefore, no brokerage commissions or other transaction costs other than the costs associated with the redemption of shares by EIM ($850 (0.2 basis points)) are expected to be incurred. This estimate is subject to change depending on the factors outlined above. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the AXA IM Moderate Allocation Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the AXA IM Moderate Allocation Portfolio, which are estimated to be $46,264 (excluding portfolio transaction costs associated with the redemption of shares by EIM, which will be incurred indirectly by Contractholders before the Reorganization), exceed the expense limit and are expected to be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below. Each Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks.

Risks	1290 VT Moderate Growth Allocation Portfolio		AXA IM Moderate Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X		X
Credit Risk	X	*	X	*
Derivatives Risk	X		X
ETFs Risk/Risks Related to Investments in Underlying ETFs	X	*	X	*
Equity Risk	X	*	X	*
Foreign Securities Risk	X		X
Currency Risk	X		X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X	*
Large Transaction Risk			X
Large-Cap Company Risk	X		X	*
Leveraging Risk	X		X
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
Momentum Risk	X
New Portfolio Risk	X		X
Portfolio Management Risk	X	*	X	*
Portfolio Turnover Risk			X
Redemption Risk	X		X
Securities Lending Risk	X		X
Short Position Risk	X		X
Volatility Management Risk	X	*	X	*

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares and Class K Shares of the AXA IM Moderate Allocation Portfolio and the Class IB Shares and Class K Shares of the 1290 VT Moderate Growth Allocation Portfolio and the estimated pro forma fees and expenses of the Class IB Shares and Class K Shares of the 1290 VT Moderate Growth Allocation Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the 1290 VT Moderate Growth Allocation Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

AXA IM Moderate Allocation Portfolio	1290 VT Moderate Growth Allocation Portfolio	Pro Forma 1290 VT Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	AXA IM Moderate Allocation Portfolio		1290 VT Moderate Growth Allocation Portfolio		Pro Forma 1290 VT Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)**
	Class IB	Class K	Class IB	Class K	Class IB	Class K
Management Fee	0.80%	0.80%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%	0.25%	0.00%	0.25%	0.00%
Other Expenses	0.31%	0.32%	0.23%	0.23%*	0.20%	0.20%*
Acquired Fund Fees and Expenses	0.09%	0.09%	0.06%	0.06%*	0.06%	0.06%*
Total Annual Portfolio Operating Expenses	1.45%	1.21%	1.24%	0.99%	1.21%	0.96%
Fee Waiver and/or Expense Reimbursement†	(0.25)%	(0.26)%	(0.14)%	(0.14)%	(0.11)%	(0.11)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	0.95%	1.10%	0.85%	1.10%	0.85%

†	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the AXA IM Moderate Allocation Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.20% for Class IB shares of the Portfolio and 0.95% for Class K shares of the Portfolio, and (2) the 1290 VT Moderate Growth Allocation Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares of the Portfolio and 0.85% for Class K shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.
*	Based on estimated amounts for the current fiscal year.
**	Pro forma annual operating expenses have been adjusted to reflect the anticipated withdrawal of seed capital by EIM from the AXA IM Moderate Allocation Portfolio in connection with the Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
AXA IM Moderate Allocation Portfolio
Class IB	$122	$434	$768	$1,714
Class K	$97	$358	$640	$1,443
1290 VT Moderate Growth Allocation Portfolio
Class IB	$112	$380	$668	$1,488
Class K	$87	$301	$533	$1,200

	1 Year	3 Years	5 Years	10 Years
Pro Forma 1290 VT Moderate Growth Allocation Portfolio (assuming the Reorganization is approved)
Class IB	$112	$362	$643	$1,446
Class K	$87	$283	$509	$1,157

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the AXA IM Moderate Allocation Portfolio and the 1290 VT Moderate Growth Allocation Portfolio were 8% and 7%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the AXA IM Moderate Allocation Portfolio with those of the 1290 VT Moderate Growth Allocation Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
1290 VT Moderate Growth Allocation Portfolio	AXA IM Moderate Allocation Portfolio
Investment Objective	Investment Objective

Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility.	Seeks long-term total return while managing portfolio volatility.

Principal Investment Strategies	Principal Investment Strategies

The Portfolio pursues its investment objective by investing primarily in exchange-traded securities of other investment companies or investment vehicles (“Underlying ETFs”) and/or futures contracts that provide exposure to equity and fixed income markets.	Under normal market conditions, the Sub-Adviser will allocate the Portfolio’s assets to achieve targeted exposures among equity investments and fixed income investments.

The Portfolio’s current target allocation for long-term investments is approximately 60% of its assets in equity investments and approximately 40% of its assets in fixed income investments, through investments in Underlying ETFs and/or futures contracts. The Portfolio may from time to time make tactical increases or decreases beyond these target allocations based on momentum factors to determine the relative attractiveness of equity and fixed income asset classes. This means at any time the Portfolio’s asset mix may differ from the target allocations.	The Portfolio’s current target allocation for long-term investments is approximately 55% of its net assets in equity investments and approximately 45% of its net assets in fixed income investments. On a periodic basis, the Sub-Adviser may rebalance the Portfolio’s investments in response to changes in market value or other factors to maintain these target allocations. During periods before or after such rebalancing, the Portfolio may deviate from its target allocations.

Momentum is the tendency of investments to exhibit persistence in their performance. When momentum deteriorates, the Adviser may reduce the Portfolio’s exposure to a particular asset class.	No corresponding strategy.

The Adviser targets an equity allocation of approximately 60% of the Portfolio’s assets in Underlying ETFs and/or futures contracts that provide exposure to U.S. large, mid and small cap stocks and foreign developed markets securities.	The Portfolio’s equity allocation will be invested in the following equity asset categories: U.S. Large Cap Equity, U.S. Mid Cap Equity, U.S. Small Cap Equity, and International Equity (excluding emerging markets).

The Portfolio’s current target is to invest approximately the following percentages of its assets in Underlying ETFs and/or futures contracts that provide exposure to the following equity asset categories: U.S. Large Cap (35%), U.S. Mid Cap (5%), U.S. Small Cap (2%), and	The Portfolio’s current target is to invest approximately the following percentages of its equity allocation in instruments that provide exposure to these equity asset categories: U.S. Large Cap Equity (60%), U.S. Mid Cap Equity (10%), U.S. Small Cap Equity

Acquiring Portfolio	Acquired Portfolio
1290 VT Moderate Growth Allocation Portfolio	AXA IM Moderate Allocation Portfolio
International Developed (18%). The allocations among the equity asset categories may be changed by the Adviser without notice or shareholder approval.	(7%), and International Equity (23%). The allocations among the equity asset categories may be changed by the Sub-Adviser without notice or shareholder approval. The Portfolio’s equity investments may include ETFs, common stocks, options, rights, warrants and other equity-related instruments, including, but not limited to, derivatives as described below.

The Underlying ETFs in which the Portfolio invests may be invested in securities denominated in any currency.	Securities in which the Portfolio may invest may be denominated in any currency.

No corresponding strategy.	The Portfolio’s allocations to different market capitalizations may vary based on the Sub-Adviser’s tactical views and in response to changing market conditions.

The Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category	The Sub-Adviser will periodically rebalance the Portfolio’s allocations among the equity asset categories to maintain the desired exposure to each asset category.

The Adviser targets a fixed income allocation of approximately 40% of the Portfolio’s assets in Underlying ETFs that invest in corporate debt securities and U.S. interest rate futures contracts, to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years.	Substantially all of the Portfolio’s fixed income allocation will be invested in ETFs and in instruments that provide exposure to the corporate debt asset category. In selecting the Portfolio’s investments in fixed income securities, the Sub-Adviser seeks to create a fixed income allocation with a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, which is an unmanaged index that includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility and financial companies, with maturities between 5 and 10 years. The Portfolio may also purchase or sell futures contracts on fixed income securities and enter into swap contracts in lieu of investing directly in fixed income securities themselves.

An Underlying ETF’s investments may include fixed coupon bonds, step-up bonds, bonds with sinking funds, medium term notes, callable and putable bonds, and 144A bonds.	The Portfolio’s investments in fixed income securities may include fixed coupon bonds, step-up bonds, bonds with sinking funds, medium term notes, callable and putable bonds, and 144A bonds.

No corresponding strategy.	Substantially all of the Portfolio’s fixed income allocation will be invested in ETFs and in instruments that provide exposure to the corporate debt asset category. The Portfolio’s fixed income allocation will be invested primarily (either directly or indirectly through other investments) in U.S. dollar-denominated corporate debt securities that are rated investment grade at the time of purchase (i.e., at least Baa by Moody’s or BBB by S&P or Fitch), or if unrated, determined by the Adviser or Sub-Adviser to be of comparable quality.

The Adviser selects the Underlying ETFs in which to invest the Portfolio’s assets. The Underlying ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based Underlying ETF generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, an index-based Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track. Underlying ETFs also may be actively managed.	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
1290 VT Moderate Growth Allocation Portfolio	AXA IM Moderate Allocation Portfolio

In selecting Underlying ETFs, the Adviser will utilize a proprietary investment process that may take into consideration a number of factors including, as appropriate and applicable, fund performance, management team, investment style, correlations, asset class exposure, industry classification, benchmark, risk adjusted return, volatility, expense ratio, asset size and portfolio turnover. For purposes of asset class and asset category target allocations, where an Underlying ETF could be assigned to more than one asset category, the Adviser may, in its discretion, assign an Underlying ETF to one or more asset categories. For purposes of complying with the Portfolio’s investment policies, the Adviser will identify Underlying ETFs in which to invest by reference to such Underlying ETFs’ investment policies at the time of investment. An Underlying ETF that changes its investment policies subsequent to the time of the Portfolio’s investment may continue to be considered an appropriate investment for purposes of the policy. The Adviser may add new Underlying ETFs or replace or eliminate existing Underlying ETFs without notice or shareholder approval. The Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio.	No corresponding strategy.

The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying ETF believed to offer superior investment opportunities.	No corresponding strategy.

The Adviser also employs a volatility management strategy that seeks to manage the volatility level of the Portfolio’s returns. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in the Portfolio’s returns.	The Sub-Adviser also will implement a volatility management strategy that seeks to reduce the Portfolio’s market risk exposure and overall volatility during periods of expected heightened market volatility. Volatility is a statistical measure of the magnitude of changes in the Portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in the Portfolio’s returns.

To implement this volatility management strategy, the Adviser will monitor realized volatility of the Portfolio’s returns, placing a greater weight on recent historic data. During periods of heightened realized volatility, the Adviser will attempt to lower volatility by selling Underlying ETFs, by closing existing long exchange-traded equity index futures contracts or by investing up to 100% of its target allocation to that category in cash or cash equivalents. During periods of heightened realized volatility, the Portfolio may deviate significantly from its target asset allocation. During such times, the Portfolio’s allocation to equity investments may decrease to 0% and its allocation to fixed income investments and cash instruments may increase to 100%; however, its equity allocation may remain sizeable. In addition, over time the use of a volatility management strategy could result in the Portfolio’s having average exposure to equity investments that is lower than its target allocation. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, including periods when market values are increasing but market volatility is high. The Portfolio may maintain sizeable equity exposure during times of heightened volatility if in the Adviser’s judgment such equity exposure is warranted to produce better risk-adjusted returns over time.	To implement its volatility management strategy, the Sub-Adviser focuses on equity portfolio beta compared to the S&P 500 Index and equity portfolio correlation to the S&P 500 Index. The Sub-Adviser’s volatility management strategy is based on a measure of annualized historical volatility computed using daily arithmetic returns. When the expected market volatility increases to a certain level as determined by the Sub-Adviser based on its volatility management strategy, the Portfolio may reduce its exposure to equity investments by selling exposures that are derived using ETFs or, in the case where physical securities are held, selling physical securities, by shorting equity index futures, by shorting ETFs, or by investing up to 100% of its target equity allocation in cash, cash equivalents or U.S. Treasury notes. During such times, the Portfolio’s overall exposure to equity investments may deviate significantly from its target allocation and could be substantially less than 55% of the Portfolio’s net assets (and could be 0% or a net short position in equity investments). In addition, over time the use of a volatility management strategy could result in the Portfolio’s having average exposure to equity investments that is lower than its target allocation. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance, including during periods when market values are increasing, but market volatility is high.

Under normal market conditions, the Portfolio seeks to maintain, over an extended period of years, an average annualized volatility in the Portfolio’s daily equity returns of not more than 20%.	Same.

Acquiring Portfolio	Acquired Portfolio
1290 VT Moderate Growth Allocation Portfolio	AXA IM Moderate Allocation Portfolio

The Adviser may determine, in its sole discretion, not to implement the volatility management strategy or to allocate the Portfolio’s assets in a manner different than the target allocations described above for various reasons including, but not limited to, if the volatility management strategy would result in de minimis trades or result in excess trading due to expected flows into or out of the Portfolio, or in connection with market events and conditions and other circumstances as determined by the Adviser.	The Sub-Adviser may determine, in its sole discretion, not to implement the volatility management strategy or to allocate the Portfolio’s assets in a manner different than the target allocations described above for various reasons including, but not limited to, if the volatility management strategy would result in de minimis trades or result in excess trading due to expected flows into or out of the Portfolio, or in connection with market events and conditions and other circumstances as determined by the Sub-Adviser.

The magnitude of the changes (or volatility) in the Portfolio’s daily equity returns is measured by standard deviation.	Same.

Volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits and guarantees available under the Contracts and offer the Portfolio as an investment option in their products.	Same.

In pursuing its investment objectives, the Portfolio may also invest in derivatives for the efficient management of the Portfolio (including to enhance returns), to implement the volatility management strategy, or for the hedging of certain market risks.	Same.

It is anticipated that the Portfolio’s derivative instruments will consist of long and short positions on exchange-traded equity and fixed income futures contracts.	It is anticipated that the Portfolio’s derivative instruments will consist of long and short positions on exchange-traded equity futures contracts as well as currency forwards. The Portfolio also may utilize other types of derivatives, such as swaps, and may engage in short sales.

The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes.	Same.

From time to time or potentially for extended periods of time in periods of continued market distress, the Portfolio may maintain a considerable percentage of its total assets in cash and cash equivalent instruments, including money market funds, as margin or collateral for the Portfolio’s obligations under derivative transactions, to implement the volatility management strategy, and for other portfolio management purposes. The larger the value of the Portfolio’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Portfolio will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.	Same.

The Portfolio may lend its portfolio securities to earn additional income.	Same.

No corresponding strategy.	The Portfolio may engage in active and frequent trading of portfolio securities in pursuing its principal investment strategies.

No corresponding strategy.	The Sub-Adviser may consider the size of the Portfolio when deciding how to implement the investment strategy. For example, the Portfolio may invest primarily in ETFs and derivative instruments, rather than in individual securities, to gain broad exposure to a particular asset category.

The AXA IM Moderate Allocation Portfolio and the 1290 VT Moderate Growth Allocation Portfolio have identical fundamental investment policies relating to borrowing, concentration, lending, underwriting, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how each Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2021, compared to the returns of a broad-based securities market index. The additional broad-based securities market index and the hypothetical composite index for each Portfolio show how the Portfolio’s performance compared with the returns of other asset classes in which the Portfolio may invest. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index since the inception of the share class. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The 1290 VT Moderate Growth Allocation Portfolio will be the accounting survivor of the Reorganization. As such, the 1290 VT Moderate Growth Allocation Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

AXA IM Moderate Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 8.47% (2020 4th Quarter)	Worst quarter (% and time period) -12.09% (2020 1st Quarter)

1290 VT Moderate Growth Allocation Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 9.47% (2020 4th Quarter)	Worst quarter (% and time period) -14.07% (2020 1st Quarter)

AXA IM Moderate Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since inception (02/01/2019)
AXA IM Moderate Allocation Portfolio — Class IB Shares	10.24	9.63
AXA IM Moderate Allocation Portfolio — Class K Shares	10.57	9.91
EQ/AXA Investment Managers Moderate Allocation Index (reflects no deduction for fees, expenses, or taxes)	11.53	13.94
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	23.61
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.52	6.56

1290 VT Moderate Growth Allocation Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (02/01/2019)
1290 VT Moderate Growth Allocation Portfolio — Class IB Shares	12.51	11.19
1290 VT Moderate Growth Allocation Portfolio — Class K Shares*	12.78	11.45
1290 VT Moderate Growth Allocation Index (reflects no deduction for fees, expenses, or taxes)	12.46	14.32
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71	23.61
Bloomberg U.S. 5-10 Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.52	6.56

*	After the close of business on March 22, 2021, operations for Class K shares of the 1290 VT Moderate Growth Allocation Portfolio ceased and shares of seed capital were fully redeemed. The historical performance for Class K shares for the period from March 22, 2021 through December 31, 2021, is based on the performance of Class IB shares, adjusted to reflect the fees and expenses of Class K shares.

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the 1290 VT Moderate Growth Allocation Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma capitalization of the combined Portfolio has been adjusted to reflect the anticipated withdrawal of seed capital by EIM from the AXA IM Moderate Allocation Portfolio in connection with the Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
AXA IM Moderate Allocation Portfolio — Class IB Shares	$31.9	$10.54	3,022,885
1290 VT Moderate Growth Allocation Portfolio — Class IB Shares	$74.7	$10.77	6,941,552
Adjustments**	$(0.1)		(81,054)
Pro forma 1290 VT Moderate Growth Allocation Portfolio — Class IB Shares (assuming the Reorganization is approved)	$106.5	$10.77	9,883,383

AXA IM Moderate Allocation Portfolio — Class K Shares	$10.8	$10.55	1,025,895
1290 VT Moderate Growth Allocation Portfolio — Class K Shares*	$—	$—	—
Adjustments**	$(10.8)		(1,025,895)
Pro forma 1290 VT Moderate Growth Allocation Portfolio — Class K Shares (assuming the Reorganization is approved)	$0	$0	0

Total Pro forma Net Assets (assuming the Reorganization is approved)***	$106.5

*	After the close of business on March 22, 2021, operations for Class K shares of the 1290 VT Moderate Growth Allocation Portfolio ceased and shares of seed capital were fully redeemed.
**	The adjustments reflect the anticipated withdrawal of seed capital by EIM from the AXA IM Moderate Allocation Portfolio in connection with the Reorganization.
***	Adjusted to reflect Reorganization costs.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE AXA IM MODERATE ALLOCATION PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE AXA IM MODERATE ALLOCATION PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 4.

PROPOSAL 5: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE INVESCO INTERNATIONAL GROWTH PORTFOLIO, A SERIES OF EQ TRUST, INTO THE MFS INTERNATIONAL GROWTH PORTFOLIO, A SERIES OF EQ TRUST.

This Proposal 5 requests your approval of a Reorganization Agreement pursuant to which the Invesco International Growth Portfolio will be reorganized into the MFS International Growth Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios have substantially similar investment objectives. The Invesco International Growth Portfolio seeks to achieve long-term growth of capital. The MFS International Growth Portfolio seeks to achieve capital appreciation. Although the Portfolios’ objectives are stated differently, the objectives do not differ materially.

•	Each Portfolio invests substantially in equity securities of foreign issuers (including securities that provide exposure to emerging markets) and is actively managed by a single investment sub-adviser that uses a “growth” style to select investments.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. These are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	The Invesco International Growth Portfolio invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Portfolio invests are common and preferred stock.

•	Under normal circumstances, the Invesco International Growth Portfolio will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. An issuer will be considered to be economically tied to a country outside of the U.S. if it is domiciled, derives a significant portion of its revenues from, or primarily trades in a market located outside of the U.S. The Invesco International Growth Portfolio may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI All Country World ex-U.S. Growth Index. Emerging markets countries are those countries that are generally in the early stages of their industrial cycles. The Portfolio’s common stock investments may also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

•	The Invesco International Growth Portfolio invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

•

The Invesco International Growth Portfolio can invest in derivative instruments, including forward foreign currency contracts and futures contracts. The Portfolio can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, if deemed appropriate by the Sub-Adviser. The Portfolio can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk. The Invesco International Growth

Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

•	Under normal circumstances, the MFS International Growth Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The MFS International Growth Portfolio intends to invest primarily in common stocks, but it may also invest in other types of equity securities, including depositary receipts, preferred stocks and warrants.

•	The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region. The Sub-Adviser normally allocates the Portfolio’s investments across different industries and sectors, but the Sub-Adviser may invest a significant percentage of the Portfolio’s assets in issuers in a single or small number of industries or sectors.

•	The Portfolio may invest in companies of any size.

•	The sub-adviser for the MFS International Growth Portfolio may consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where the sub-adviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

•	Each Portfolio’s principal risks include market risk, equity risk, foreign securities risk, investment style risk, large-cap company risk, mid-cap company risk, sector risk, portfolio management risk and securities lending risk. The Invesco International Growth Portfolio is also subject to cash management risk and derivatives risk as principal risks, which are not principal risks of the MFS International Growth Portfolio. The MFS International Growth Portfolio is also subject to small-cap company risk, large transaction risk and liquidity risk as principal risks, which are not principal risks of the Invesco International Growth Portfolio. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. Subject to EIM’s oversight, Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”), currently serves as the sub-adviser to the Invesco International Growth Portfolio. Subject to EIM’s oversight, Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”), currently serves as the sub-adviser to the MFS International Growth Portfolio. EIM will advise, and it is anticipated that MFS will continue to sub-advise, the MFS International Growth Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•	EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the Sub-Advisers, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The Invesco International Growth Portfolio and the MFS International Growth Portfolio had net assets of approximately $194.3 million and $1.2 billion, respectively, as of March 31, 2022. Thus, if the Reorganization of the Invesco International Growth Portfolio into the MFS International Growth Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $1.4 billion.

•	As shown in the “Summary” above, the shareholders of Class IB shares of the Invesco International Growth Portfolio will receive Class IB shares of the MFS International Growth Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•	It is estimated that the total annual operating expense ratios before and after taking into account the expense limitation arrangement (described below) for the MFS International Growth Portfolio’s Class IB shares for the fiscal year following the Reorganization will be 1.21% and 1.10%, respectively, which are higher than and lower than, respectively, the total annual operating expense ratios before and after taking into account the expense limitation arrangement (described below) for the Invesco International Growth Portfolio’s Class IB shares for the fiscal year ended December 31, 2021, which were 1.14% and 1.14%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the MFS International Growth Portfolio would terminate if it is not renewed by EIM and the Board of Trustees.

•	The MFS International Growth Portfolio is subject to a higher advisory fee schedule. The maximum advisory fee for the Invesco International Growth Portfolio is equal to an annual rate of 0.71% of its average daily net assets, whereas the maximum advisory fee for the MFS International Growth Portfolio is equal to an annual rate of 0.85% of its average daily net assets. However, as discussed below, the MFS International Growth Portfolio currently has a lower expense limitation arrangement in place than that for the Invesco International Growth Portfolio, which would offset the increase in the advisory fee.

•	The Portfolios are subject to the same administration fee schedule. Each Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000. For purposes of calculating the asset-based administration fee, the assets of the Portfolios and multiple other “single-advised” portfolios of EQ Trust (together, the “Single-Advised Portfolios”) are aggregated. The Portfolios’ asset-based administration fee rates are as follows: 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; 0.0775% of the next $10 billion; 0.0750% of the next $30 billion; and 0.0725% thereafter. A complete list of the Single-Advised Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	The MFS International Growth Portfolio is subject to a lower contractual expense cap, and the expense limitation arrangement for the MFS International Growth Portfolio extends one year beyond that for the Invesco International Growth Portfolio.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Invesco International Growth Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares of the Portfolio.

•

Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the MFS International Growth Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares of the Portfolio.

•	Unlike the Invesco International Growth Portfolio’s contractual expense cap, the MFS International Growth Portfolio’s contractual expense cap excludes acquired fund fees and expenses, meaning that any such expenses may cause the MFS International Growth Portfolio’s annual operating expenses to exceed its contractual expense cap. However, it is expected that the MFS International Growth Portfolio will invest in other investment companies only to a limited extent, if at all.

•	The Class IB shares of the Portfolios are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the share class.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Class IB shares of the MFS International Growth Portfolio outperformed the Class IB shares of the Invesco International Growth Portfolio for the one-year period ended December 31, 2021. Please see “Comparative Performance Information” below.

•	Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the MFS International Growth Portfolio. It is not expected that the MFS International Growth Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Invesco International Growth Portfolio. EIM has reviewed the Invesco International Growth Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the MFS International Growth Portfolio’s investment objective and policies. However, as described below, it is expected that, if the Reorganization is approved, a significant portion of the holdings of the Invesco International Growth Portfolio will be liquidated in an orderly manner in connection with the Reorganization, and the proceeds of these sales held in cash or temporary investments. The portion of the Invesco International Growth Portfolio’s assets that will be liquidated in connection with the Reorganization will depend on market conditions and on the assessment by EIM of the compatibility of those holdings with the MFS International Growth Portfolio’s portfolio composition and investment strategies. The need for the Invesco International Growth Portfolio to sell investments in connection with the Reorganization may result in the Invesco International Growth Portfolio selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. The estimated percentage of the holdings of the Invesco International Growth Portfolio that will be sold in connection with the Reorganization is 73%, based on EIM’s assessment of the compatibility of the Portfolio’s holdings with the MFS International Growth Portfolio’s portfolio composition and investment strategies. The sale of the Invesco International Growth Portfolio’s portfolio holdings is expected to result in portfolio transaction costs of approximately $229,197 (13.4 basis points). It is also expected that, over time, the MFS International Growth Portfolio will use the proceeds of these sales to invest in securities, as well as other investments, consistent with its principal investment strategy. The purchase of portfolio securities by the MFS International Growth Portfolio following the Reorganization may result in the MFS International Growth Portfolio buying securities at a disadvantageous time and price and could result in its (and indirectly its investors and Contractholders) incurring brokerage commissions or other transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the Invesco International Growth Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Invesco International Growth Portfolio, which are estimated to be $286,333 (excluding portfolio transaction costs, which will be incurred indirectly by Contractholders both before and after the Reorganization), are expected to exceed the expense limit and, therefore, are expected to be paid by EIM.

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective.

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	MFS International Growth Portfolio		Invesco International Growth Portfolio
Cash Management Risk			X
Derivatives Risk			X
Equity Risk	X	*	X	*
Foreign Securities Risk	X	*	X	*
Currency Risk	X		X
Depositary Receipts Risk			X
Emerging Markets Risk	X		X
European Economic Risk			X
Geographic Concentration Risk	X		X
Investment Style Risk	X	*	X	*
Large Transaction Risk	X
Large-Cap Company Risk	X		X
Liquidity Risk	X
Market Risk	X	*	X	*
Mid-Cap Company Risk	X		X
Portfolio Management Risk	X		X
Sector Risk	X		X
Securities Lending Risk	X		X
Small-Cap Company Risk	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares of the Invesco International Growth Portfolio and the Class IB Shares of the MFS International Growth Portfolio and the estimated pro forma fees and expenses of the Class IB Shares of the MFS International Growth Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the MFS International Growth Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Invesco International Growth Portfolio	MFS International Growth Portfolio	Pro Forma MFS International Growth Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Invesco International Growth Portfolio	MFS International Growth Portfolio	Pro Forma MFS International Growth Portfolio (assuming the Reorganization is approved)
	Class IB	Class IB	Class IB
Management Fee	0.71%	0.83%	0.82%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.18%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	1.14%	1.22%	1.21%
Fee Waiver and/or Expense Reimbursement†	(0.00)%	(0.12)%	(0.11)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%	1.10%	1.10%

†	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the Invesco International Growth Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.15% for Class IB shares of the Portfolio, and (2) the MFS International Growth Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, acquired fund fees and expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Invesco International Growth Portfolio
Class IB	$116	$362	$628	$1,386
MFS International Growth Portfolio
Class IB	$112	$375	$659	$1,467
Pro Forma MFS International Growth Portfolio (assuming the Reorganization is approved)
Class IB	$112	$362	$643	$1,446

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the Invesco International Growth Portfolio and the MFS International Growth Portfolio were 42% and 16%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Invesco International Growth Portfolio with those of the MFS International Growth Portfolio. The Board of EQ Trust may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
MFS International Growth Portfolio	Invesco International Growth Portfolio
Investment Objective	Investment Objective

Seeks to achieve capital appreciation.	Seeks to achieve long-term growth of capital.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio intends to invest at least 80% of its net assets in the equity securities of foreign companies, including emerging markets equity securities. The Portfolio intends to invest primarily in common stocks, but it may also invest in other types of equity securities. These may include depositary receipts, preferred stocks and warrants.	The Portfolio invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Portfolio invests are common and preferred stock.

The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.	Under normal circumstances, the Portfolio will provide exposure to investments that are economically tied to at least three different countries outside of the U.S. An issuer will be considered to be economically tied to a country outside of the U.S. if it is domiciled, derives a significant portion of its revenues from, or primarily trades in a market located outside of the U.S. The Portfolio may invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI All Country World ex-U.S. Growth Index. Emerging markets countries are those countries that are generally in the early stages of their industrial cycles. The Portfolio’s common stock investments may include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).

The Sub-Adviser normally allocates the Portfolio’s investments across different industries and sectors, but the Sub-Adviser may invest a significant percentage of the Portfolio’s assets in issuers in a single or small number of industries or sectors.	No corresponding strategy.

The Sub-Adviser focuses on investing the Portfolio’s assets in the stocks of companies it believes have above average earnings growth potential compared to other companies (i.e. growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.	The Portfolio invests primarily in securities of issuers that are considered by the Sub-Adviser to have potential for earnings or revenue growth.

The Portfolio may invest in companies of any size.	The Portfolio invests primarily in the securities of large-capitalization issuers and may invest a significant amount of its net assets in the securities of mid-capitalization issuers. The Portfolio considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period

Acquiring Portfolio	Acquired Portfolio
MFS International Growth Portfolio	Invesco International Growth Portfolio
(based on month-end data) plus the most recent data during the current month. The Portfolio considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.

No corresponding strategy.	The Portfolio can invest in derivative instruments, including forward foreign currency contracts and futures contracts. The Portfolio can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated, if deemed appropriate by the Sub-Adviser. The Portfolio can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk. The Portfolio’s investments in derivatives transactions may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. The Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

The Portfolio also may lend its portfolio securities to earn additional income.	Same.

The Sub-Adviser uses an active bottom-up approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. The Sub-Adviser may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where the Sub-Adviser believes such factors could materially impact the economic value of an issuer. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.	The Sub-Adviser employs a disciplined investment strategy that emphasizes fundamental research. The fundamental research primarily focuses on identifying quality growth companies and is supported by quantitative analysis, portfolio construction and risk management. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The Sub-Adviser’s strategy primarily focuses on identifying issuers that it believes have a strong “EQV” profile. The Sub-Adviser’s EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Valuation, demonstrated by attractive prices.

The Sub-Adviser may sell a security for a variety of reasons, such as to secure gains, to limit losses, or redeploy assets into opportunities believed to be more promising, among others.	The Sub-Adviser may consider selling a security for several reasons, including when (1) its price changes such that the Sub-Adviser believes it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

The Invesco International Growth Portfolio and the MFS International Growth Portfolio have identical fundamental investment policies relating to borrowing, concentration, lending, underwriting, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how the Invesco International Growth Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2021, and the MFS International Growth Portfolio’s average annual total returns for the past one-, five- and ten-year periods through December 31, 2021, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index (and any additional comparative index) shown in the right hand column below is the return of the index since the inception of the share class. Past performance is not an indication of future performance.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The MFS International Growth Portfolio will be the accounting survivor of the Reorganization. As such, the MFS International Growth Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Invesco International Growth Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 17.58% (2020 2nd Quarter)	Worst quarter (% and time period) -21.98% (2020 1st Quarter)

MFS International Growth Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 16.89% (2020 2nd Quarter)	Worst quarter (% and time period) -18.81% (2020 1st Quarter)

Invesco International Growth Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (10/22/2018)
Invesco International Growth Portfolio — Class IB Shares	5.78	12.62
MSCI ACWI ex U.S. Growth (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	5.09	14.82

MFS International Growth Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Five Years	Ten Years
MFS International Growth Portfolio — Class IB Shares	9.35	13.97	9.75
MSCI ACWI ex U.S. Growth (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes)	5.09	13.06	9.13

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the MFS International Growth Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
MFS International Growth Portfolio — Class IA Shares†	$37.5	$6.68	5,614,608

Invesco International Growth Portfolio — Class IB Shares	$170.4	$35.73	4,769,264
MFS International Growth Portfolio — Class IB Shares	$377.9	$6.70	56,420,305
Adjustments*	$(0.3)		20,624,822
Pro forma MFS International Growth Portfolio — Class IB Shares (assuming the Reorganization is approved)	$548.0	$6.70	81,814,391

MFS International Growth Portfolio — Class K Shares†	$612.8	$6.70	91,516,231

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$1,198.3

*	The adjustments reflect the exchange of Invesco International Growth Portfolio’s shares for MFS International Growth Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.
†	Class IA Shares and Class K Shares are not impacted by the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE INVESCO INTERNATIONAL GROWTH PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE INVESCO INTERNATIONAL GROWTH PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 5.

PROPOSAL 6: TO APPROVE THE REORGANIZATION AGREEMENT WITH RESPECT TO THE REORGANIZATION OF THE FRANKLIN STRATEGIC INCOME PORTFOLIO, A SERIES OF EQ TRUST, INTO THE CORE PLUS BOND PORTFOLIO, A SERIES OF VIP TRUST.

This Proposal 6 requests your approval of a Reorganization Agreement pursuant to which the Franklin Strategic Income Portfolio will be reorganized into the Core Plus Bond Portfolio. In considering whether you should approve the Proposal, you should note that:

•	The Portfolios are series of separate Trusts. The Franklin Strategic Income Portfolio is a series of EQ Trust, and the Core Plus Bond Portfolio is a series of VIP Trust.

•	The Portfolios have substantially similar investment objectives. The Franklin Strategic Income Portfolio seeks a high level of current income; a secondary goal is long-term capital appreciation. The Core Plus Bond Portfolio seeks to achieve high total return through a combination of current income and capital appreciation.

•

Each Portfolio invests substantially in a wide variety of debt securities, including U.S. and foreign (including emerging market) government and agency securities, corporate securities, mortgage- and asset-backed securities, collateralized debt obligations, 144A bonds, and inflation-indexed securities.

Each Portfolio may invest in both investment grade and below investment grade debt securities. Each Portfolio also may invest in a wide variety of derivative instruments, including options, futures contracts, forwards and swaps, and may engage in currency- and credit-related transactions involving derivatives. Each Portfolio may use derivatives for various purposes, including to hedge portfolio risk and to enhance portfolio returns. Each Portfolio is actively managed by one or more investment sub-advisers.

•	There are, however, differences between the two Portfolios’ principal investment policies and strategies of which you should be aware. The Portfolios’ principal investment policies and strategies are set forth immediately below. For a detailed comparison of the Portfolios’ investment policies and strategies, see “Comparison of Investment Objectives, Policies and Strategies” below.

•	Under normal market conditions, the Franklin Strategic Income Portfolio invests its assets primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

•	The Franklin Strategic Income Portfolio shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt or other income producing security.

•	The Franklin Strategic Income Portfolio may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as “junk bonds”).

•	The Franklin Strategic Income Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market, and may also invest a small portion of its assets directly in mortgage loans. The Franklin Strategic Income Portfolio may also invest in any class, or “tranche,” of collateralized debt obligations, which include certain collateralized loan obligations, and may invest in other investment companies, including ETFs, to gain exposure to certain asset classes.

•	For purposes of pursuing its investment goals, the Portfolio regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options, and may enter into options on all such instruments. The Portfolio also regularly enters into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts, as well as options on all such instruments. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Portfolio returns or to obtain exposure to various market sectors.

•	Under normal market conditions, the Core Plus Bond Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements.

•	Under normal circumstances, the Core Plus Bond Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities and mortgage- and asset-backed securities.

•	The Core Plus Bond Portfolio may invest in securities denominated in foreign currencies and will normally limit its foreign currency exposure to 40% of its total assets.

•	Although the portfolio managers intend to maintain an average weighted portfolio quality of BBB- or better, which is considered investment grade, the Core Plus Bond Portfolio may invest up to 40% of its total assets in below investment grade securities (also known as high yield or “junk” bonds).

•	Under normal circumstances, it is expected that the average portfolio duration of the Core Plus Bond Portfolio will be within 5 years of the duration of its benchmark, the Bloomberg U.S. Aggregate Bond Index. As of December 31, 2021, the average duration of the benchmark was 6.67 years. The Core Plus Bond Portfolio may invest in securities of any maturity. There is no limit on the weighted average maturity of the Core Plus Bond Portfolio’s fixed income portfolio.

•	The Core Plus Bond Portfolio may invest, without limitation, in forwards and derivative instruments such as options, futures contracts, structured securities or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset-backed securities, subject to applicable law and any other restrictions adopted for the Portfolio. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration.

•	The Core Plus Bond Portfolio may enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Core Plus Bond Portfolio may enter into forward currency exchange contracts and other currency derivatives, such as swaps, options and futures, to shift its investment exposure from one currency into another. This type of strategy, sometimes known as a “cross-hedge”, is intended to protect against losses resulting from a decline in the value of the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases, and may also limit any potential gain that might result should the value of such hedged currency increase.

•	The Core Plus Bond Portfolio may also invest in zero coupon and pay-in-kind securities.

•	Each Portfolio’s principal risks include market risk, interest rate risk, credit risk, derivatives risk, investment grade securities risk, non-investment grade securities risk, mortgage-related and other asset-backed securities risk, foreign securities risk (including currency risk and emerging markets risk), collateralized debt/loan obligations risk, loan risk, portfolio management risk, cash management risk, dollar roll and sale-buyback transactions risk, U.S. government securities risk, inflation-indexed bonds risk, leveraging risk, liquidity risk, prepayment risk and extension risk, privately placed and other restricted securities risk, redemption risk, variable and floating rate securities risk, and when-issued and delayed delivery securities and forward commitments risk. The Franklin Strategic Income Portfolio also is subject to geographic concentration risk, risks of investment in other investment companies, sovereign debt securities risk, and securities lending risk as principal risks, while the Core Plus Bond Portfolio generally is not. The Core Plus Bond Portfolio also is subject to European economic risk, convertible securities risk, futures contract risk, hedging risk, multiple sub-adviser risk, portfolio turnover risk, preferred stock risk, sector risk, and zero-coupon and pay-in-kind securities risk as principal risks, while the Franklin Strategic Income Portfolio generally is not. For a detailed comparison of the Portfolios’ principal risks, see “Comparison of Principal Risk Factors” below.

•	EIM serves as the investment adviser for both Portfolios. Subject to EIM’s oversight, Franklin Advisers, Inc. currently serves as the sub-adviser to the Franklin Strategic Income Portfolio. Subject to EIM’s oversight, each of AXA Investment Managers US Inc. (“AXA IM”), Brandywine Global Investment Management, LLC (“Brandywine”), and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) currently serves as a sub-adviser to the Core Plus Bond Portfolio. EIM will advise, and it is anticipated that AXA IM, Brandywine, and Loomis Sayles will continue to sub-advise, the Core Plus Bond Portfolio after the Reorganization. Equitable Investment Management, LLC serves as the administrator for both Portfolios.

•

EIM is responsible for overseeing sub-advisers and recommending their hiring, termination and replacement to the Board of Trustees. EIM has been granted relief by the SEC to hire, terminate and replace sub-advisers and amend sub-advisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, EIM may not enter into a sub-advisory agreement on behalf of a Portfolio with an “affiliated person” of EIM unless the sub-advisory agreement, including compensation, is approved by the Portfolio’s shareholders. The relief does not extend to any increase in the advisory fee paid by a Portfolio to the Adviser; any such increase would be subject to shareholder approval. For a detailed description of the Adviser and the Sub-Advisers, please see “Additional Information about the Portfolios — The Adviser” and “ — The Sub-Advisers” below.

•	The Franklin Strategic Income Portfolio and the Core Plus Bond Portfolio had net assets of approximately $104.1 million and $723.6 million, respectively, as of March 31, 2022. Thus, if the Reorganization of the Franklin Strategic Income Portfolio into the Core Plus Bond Portfolio had been in effect on that date, the combined Portfolio would have had net assets of approximately $827.7 million.

•	As shown in the “Summary” above, the shareholders of Class IB shares of the Franklin Strategic Income Portfolio will receive Class B shares of the Core Plus Portfolio pursuant to the Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization. Please see “Comparative Fee and Expense Tables,” “Additional Information about the Reorganizations” and “Additional Information about the Portfolios” below for more information.

•	It is estimated that the total annual operating expense ratios before and after taking into account the expense limitation arrangement (described below) for the Core Plus Bond Portfolio’s Class B shares for the fiscal year following the Reorganization will be 1.01% and 0.93%, respectively, which are less than and equal to, respectively, the total annual operating expense ratios before and after taking into account the expense limitation arrangement (described below) for the Franklin Strategic Income Portfolio’s Class IB shares for the fiscal year ended December 31, 2021, which were 1.10% and 0.93%, respectively. For a more detailed comparison of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below. There is no assurance that fees and expenses would not increase after April 30, 2024, when the expense limitation arrangement (described below) for the Core Plus Bond Portfolio would terminate if it is not renewed by EIM and the Board of Trustees. As discussed below, if Proposal 6 is approved, the Core Plus Bond Portfolio would have the same contractual expense cap in place as that for the Franklin Strategic Income Portfolio.

•	The Core Plus Bond Portfolio is subject to a higher advisory fee schedule. The maximum advisory fee for the Franklin Strategic Income Portfolio is equal to an annual rate of 0.59% of its average daily net assets, whereas the maximum advisory fee for the Core Plus Bond Portfolio is equal to an annual rate of 0.60% of its average daily net assets. However, as discussed below, if Proposal 6 is approved, the Core Plus Bond Portfolio would have the same contractual expense cap in place as that for the Franklin Strategic Income Portfolio.

•	The Portfolios are subject to different administration fee schedules.

•	The Franklin Strategic Income Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $30,000. For purposes of calculating the asset-based administration fee, the assets of the Portfolio and multiple other “single-advised” portfolios of EQ Trust (together, the “Single-Advised Portfolios”) are aggregated together. The Portfolio’s asset-based administration fee rates are as follows: 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios; 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; 0.0775% of the next $10 billion; 0.0750% of the next $30 billion; and 0.0725% thereafter. A complete list of the Single-Advised Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•

The Core Plus Bond Portfolio pays Equitable Investment Management, LLC, the Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500. For purposes of calculating the asset-based administration fee, the assets of the Portfolio are aggregated with the assets of all the other portfolios of VIP Trust and multiple portfolios of EQ Trust (together the “Aggregated Portfolios”). The Portfolio’s asset-based administration fee rates are as follows: 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios; 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775%

of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. A complete list of the Aggregated Portfolios is provided in “Additional Information about the Portfolios — Advisory and Administrative Fees” below.

•	Each Portfolio is subject to an expense limitation arrangement.

•	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Franklin Strategic Income Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class IB shares of the Portfolio.

•	If Proposal 6 is approved, EIM has undertaken to enter into a new contractual expense limitation arrangement with respect to the Core Plus Bond Portfolio. Under this contract, EIM would agree to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Core Plus Bond Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (other than taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class B shares of the Portfolio.

•	Under the new contractual expense limitation arrangement, the Core Plus Bond Portfolio would be subject to the same contractual expense cap as the Franklin Strategic Income Portfolio, and the expense limitation arrangement for the Core Plus Bond Portfolio would extend one year beyond that for the Franklin Strategic Income Portfolio.

•	The Class IB shares of the Franklin Strategic Income Portfolio and the Class B shares of the Core Plus Bond Portfolio are each subject to a Rule 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the respective share classes.

•	For a more detailed description of the fees and expenses of the Portfolios, please see “Comparative Fee and Expense Tables” and “Additional Information about the Portfolios” below.

•	The Class B shares of the Core Plus Bond Portfolio underperformed the Class IB shares of the Franklin Strategic Income Portfolio for the one-year period ended December 31, 2021. Please see “Comparative Performance Information” below.

•

Following the Reorganization, the combined Portfolio will be managed in accordance with the investment objective, policies and strategies of the Core Plus Bond Portfolio. It is not expected that the Core Plus Bond Portfolio will revise any of its investment policies following the Reorganization to reflect those of the Franklin Strategic Income Portfolio. EIM has reviewed the Franklin Strategic Income Portfolio’s current portfolio holdings and determined that the holdings generally are compatible with the Core Plus Bond Portfolio’s investment objective and policies. If the Reorganization is approved, all of the Franklin Strategic Income Portfolio’s assets (“Transferred Assets”) on the Closing Date will be transferred to the Core Plus Bond Portfolio. However, it is anticipated that immediately prior to the Closing Date, the Franklin Strategic Income Portfolio will liquidate substantially all of its securities holdings and hold cash. Therefore, it is anticipated that the Transferred Assets will consist of cash. The portion of the Franklin Strategic Income Portfolio’s assets anticipated to be liquidated in connection with the Reorganization is based on EIM’s assessment of the compatibility of the Portfolio’s holdings with the Core Plus Bond Portfolio’s portfolio composition and investment strategies. The sale of portfolio holdings by the Franklin Strategic Income Portfolio in connection with the Reorganization may result in the Franklin Strategic Income Portfolio selling securities at a disadvantageous time and price and could result in its realizing gains (or losses) that would not otherwise have been realized and its (and indirectly its investors and Contractholders) incurring transaction costs that would not otherwise have been incurred. The sale of all of the Franklin Strategic Income Portfolio’s portfolio holdings is expected to result in portfolio transaction costs (primarily bid-ask spreads) of approximately $669,200 (70 basis points). It is also expected that, over time, the Core Plus Bond Portfolio will use the Transferred Assets to invest in securities, as well as other investments, consistent with its principal investment strategy. The purchase of portfolio securities by the Core Plus Bond Portfolio following the Reorganization may result in the Core Plus Bond Portfolio buying securities at a disadvantageous time and price and could result in its (and indirectly its investors and Contractholders) incurring transaction costs that would not otherwise have been incurred. Such transaction costs could be significant, but EIM believes that such costs would be reasonable in relation to the anticipated benefits of the Reorganization. Contractholders will not recognize any gain or loss for federal income tax purposes as a result of the Reorganization.

•	EIM has agreed to pay expenses of the Reorganization that exceed the Franklin Strategic Income Portfolio’s expense limitation set forth in its expense limitation agreement. The Reorganization expenses for the Franklin Strategic Income Portfolio, which are estimated to be $127,584 (excluding portfolio transaction costs, which will be incurred indirectly by Contractholders both before and after the Reorganization), exceed the expense limit and are expected to be paid by EIM.

•	Each of EQ Trust and VIP Trust is a Delaware statutory trust. As such, each Trust’s operations are governed by its Declaration of Trust and By-laws and applicable Delaware law. The operations of each Trust are also subject to the provisions of the 1940 Act, and the rules and regulations thereunder. The rights of shareholders of the Core Plus Bond Portfolio are substantially similar to the rights of shareholders of the Franklin Strategic Income Portfolio. However, EQ Trust and VIP Trust are governed by different organizational documents, including separate Declarations of Trust. Among other differences, the EQ Trust Declaration of Trust contains provisions (i) limiting the scope of the Trustees’ fiduciary duties to the Trust, series or shareholders to those imposed by applicable federal law and those included in the Declaration of Trust and (ii) setting forth certain procedural requirements with respect to the ability of a shareholder to bring a derivative action against the Trust. A summary of the similarities and differences between the EQ Trust Declaration of Trust and the VIP Trust Declaration of Trust is provided below in the section entitled “Description of the Securities to Be Issued.”

Comparison of Principal Risk Factors

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in a Portfolio. There can be no assurance that a Portfolio will achieve its investment objective

The following table compares the principal risks of an investment in each Portfolio. For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). For an explanation of each risk, see “Additional Information about the Reorganizations — Descriptions of Risk Factors” below.

Risks	Core Plus Bond Portfolio		Franklin Strategic Income Portfolio
Cash Management Risk	X		X
Collateralized Debt Obligations Risk			X
Collateralized Loan Obligations Risk	X
Convertible Securities Risk	X
Credit Risk	X	*	X	*
Derivatives Risk	X		X
Dollar Roll and Sale-Buyback Transactions Risk	X		X
Foreign Securities Risk	X	*	X	*
Currency Risk	X	*	X	*
Emerging Markets Risk	X	*	X	*
European Economic Risk	X	*
Geographic Concentration Risk			X
Futures Contract Risk	X
Hedging Risk	X

Risks	Core Plus Bond Portfolio		Franklin Strategic Income Portfolio
Inflation-Indexed Bonds Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X
Leveraging Risk	X		X
Liquidity Risk	X		X
Loan Risk	X		X	*
Market Risk	X	*	X	*
Mortgage-Related and Other Asset-Backed Securities Risk	X	*	X	*
Multiple Sub-Adviser Risk	X
Non-Investment Grade Securities Risk	X	*	X	*
Other Investment Company Investment Risk			X
Portfolio Management Risk	X		X
Portfolio Turnover Risk	X
Preferred Stock Risk	X
Prepayment Risk and Extension Risk	X		X
Privately Placed and Other Restricted Securities Risk	X		X
Redemption Risk	X		X
Sector Risk	X
Securities Lending Risk			X
Sovereign Debt Securities Risk			X
U.S. Government Securities Risk	X		X
Variable and Floating Rate Securities Risk	X		X
When-Issued and Delayed Delivery Securities and Forward Commitments Risk	X		X
Zero Coupon and Pay-in-Kind Securities Risk	X

Comparative Fee and Expense Tables

The following tables show the fees and expenses of the Class IB Shares of the Franklin Strategic Income Portfolio and the Class B Shares of the Core Plus Bond Portfolio and the estimated pro forma fees and expenses of the Class B Shares of the Core Plus Bond Portfolio after giving effect to the proposed Reorganization. Fees and expenses for each Portfolio are based on those incurred by the relevant class of its shares for the fiscal year ended December 31, 2021. The pro forma fees and expenses of the Core Plus Bond Portfolio shares assume that the Reorganization was in effect for the year ended December 31, 2021. The tables below do not reflect any Contract-related fees and expenses, which would increase overall fees and expenses. See a Contract prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)

Franklin Strategic Income Portfolio	Core Plus Bond Portfolio	Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
Not Applicable.	Not Applicable.	Not Applicable.

Annual Operating Expenses

(expenses that you may pay each year as a percentage of the value of your investment)

	Franklin Strategic Income Portfolio	Core Plus Bond Portfolio	Pro Forma Core Plus Bond Portfolio
	Class IB	Class B	Class B
Management Fee	0.59%	0.60%	0.60%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%	0.25%
Other Expenses	0.26%	0.19%	0.16%
Total Annual Portfolio Operating Expenses	1.10%	1.04%	1.01%

	Franklin Strategic Income Portfolio	Core Plus Bond Portfolio	Pro Forma Core Plus Bond Portfolio
	Class IB	Class B	Class B
Fee Waiver and/or Expense Reimbursement†	(0.17)%	(0.09)%	(0.08)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	0.95%	0.93%

†	Pursuant to a contract, EIM has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of (1) the Franklin Strategic Income Portfolio through April 30, 2023 (unless the Board of Trustees consents to an earlier revision or termination of the arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 0.93% for Class IB shares of the Portfolio, and (2) the Core Plus Bond Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed 0.95% for Class B shares of the Portfolio. The expense limitation agreements may be terminated by EIM at any time after April 30, 2023 or April 30, 2024, as applicable. EIM may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and a Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the Acquired Portfolio is reorganized, EIM will forgo the recoupment of any amounts waived or reimbursed with respect to the Acquired Portfolio prior to its Reorganization. If Proposal 6 is approved, EIM has undertaken to enter into a new, lower contractual expense limitation arrangement with respect to the Core Plus Bond Portfolio under which the annual expense limit for the Core Plus Bond Portfolio referred to in clause (2) above would be 0.93% for Class B shares through April 30, 2024.

Example of Portfolio Expenses

This example is intended to help you compare the costs of investing in the Portfolios with the cost of investing in other investment options. The example assumes that:

•	You invest $10,000 in a Portfolio for the time periods indicated;

•	Your investment has a 5% return each year;

•	The Portfolio’s operating expenses remain the same; and

•	The expense limitation arrangement with respect to the Portfolio is not renewed.

This example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Franklin Strategic Income Portfolio
Class IB	$95	$333	$590	$1,325
Core Plus Bond Portfolio
Class B	$97	$322	$565	$1,263
Pro Forma Core Plus Bond Portfolio (assuming the Reorganization is approved)
Class B	$95	$305	$542	$1,221

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Portfolio’s performance. During the fiscal year ended December 31, 2021, the portfolio turnover rates for each of the Franklin Strategic Income Portfolio and the Core Plus Bond Portfolio were 63% and 200%, respectively, of the average value of its portfolio.

Comparison of Investment Objectives, Policies and Strategies

The following table compares the investment objectives and principal investment policies and strategies of the Franklin Strategic Income Portfolio with those of the Core Plus Bond Portfolio. The respective Board may change the investment objective of a Portfolio without a vote of that Portfolio’s shareholders. For more detailed information about each Portfolio’s investment strategies and risks, see Appendix B.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Franklin Strategic Income Portfolio
Investment Objective	Investment Objective

Seeks to achieve high total return through a combination of current income and capital appreciation.	Seeks a high level of current income. A secondary goal is long-term capital appreciation.

Principal Investment Strategies	Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements.	Under normal market conditions, the Portfolio invests its assets primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities, and 144A bonds.

No corresponding strategy.	The Portfolio shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt or other income producing security.

Under normal circumstances, the Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government securities, corporate securities and mortgage- and asset-backed securities.	The Portfolio may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities may be fixed-rate or adjustable rate mortgage-backed securities (ARMS).

No corresponding strategy.	The Portfolio may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date, but the delivered securities must meet specified terms and standards (such as yield, duration, and credit quality).

No corresponding strategy.	The Portfolio may invest a small portion of its assets directly in mortgage loans. The Portfolio may also invest in any class, or “tranche,” of collateralized debt obligations, which include collateralized loan obligations, excluding the “equity” tranche.

The Portfolio may invest in securities of any maturity. Under normal circumstances, it is expected that the average portfolio duration of the Portfolio will be within 5 years of the duration of the benchmark. As of December 31, 2021, the average duration of the benchmark, the Bloomberg U.S. Aggregate Bond Index, was 6.67 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates, which may increase the volatility of the security’s value and may lead to losses. As a separate measure, there is no limit on the weighted average maturity of the Portfolio’s fixed income portfolio.	No corresponding strategy.

The Portfolio may invest in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including securities and instruments that are economically tied to emerging market countries. The Portfolio will normally limit	No corresponding strategy.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Franklin Strategic Income Portfolio
its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 40% of its total assets (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity).

The Portfolio may invest in both investment grade securities and high yield securities (“junk bonds”) subject to a maximum of 40% of its total assets in securities rated below investment grade by S&P, Fitch, or Moody’s or, if unrated, determined by the Adviser or a sub-adviser to be of comparable quality. The below investment grade securities in which the Portfolio invests are generally rated at least CC by S&P or Fitch or at least Ca by Moody’s or, if unrated, determined by the Adviser or a sub-adviser of the Portfolio to be of comparable quality.	The Portfolio may invest up to 100% of its assets in high-yield, lower-quality debt securities (also known as “junk bonds”). The below-investment grade debt securities in which the Portfolio invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Adviser or the Sub-Adviser determines are of comparable quality.

The Portfolio may continue to hold securities that are downgraded below these ratings (or that default) subsequent to purchase. The Portfolio may have exposure to securities rated below CC or Ca, or to securities that are in default or have defaulted, through its investments in certain derivatives described below. The Portfolio does not normally invest in securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market or other conditions.	No corresponding strategy.

The portfolio managers intend to maintain an average weighted portfolio quality of BBB- or better, which is considered investment grade, whether composed of rated securities or unrated securities deemed by the portfolio managers to be of comparable quality.	No corresponding strategy.

No corresponding strategy.	The Portfolio may invest in other investment companies, including exchange-traded funds, to gain exposure to certain asset classes.

The Portfolio may enter into foreign currency exchange transactions to hedge against currency exposure in its portfolio. The Portfolio may enter into forward currency exchange contracts and other currency derivatives, such as swaps, options and futures, to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Portfolio had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges are intended to protect against losses resulting from a decline in the value of the hedged currency, but will cause the Portfolio to assume the risk of fluctuations in the value of the currency it purchases, and may also limit any potential gain that might result should the value of such hedged currency increase.	For purposes of pursuing its investment goals, the Portfolio regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options, and may enter into options on all such instruments.

The Portfolio may invest, without limitation, in forwards and derivative instruments such as options, futures contracts, structured securities or swap agreements (including total return swaps, credit default swaps and interest rate swaps), and in mortgage- and asset-backed securities, subject to applicable law and any other restrictions described in the Portfolio’s Prospectus or Statement of Additional Information. Derivatives may be used for various investment purposes, including to hedge portfolio risk, to gain exposure or to short individual securities, to earn income and enhance return, and to manage duration.	The Portfolio regularly enters into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and bond/interest rate futures contracts, as well as options on all such instruments. The use of these derivative transactions may allow the Portfolio to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may be used for hedging purposes, to enhance Portfolio returns or to obtain exposure to various market sectors. The Portfolio’s investments in derivatives may require it to maintain a percentage of its assets in cash and cash equivalent instruments to serve as margin or collateral for the Portfolio’s obligations under derivative transactions.

Acquiring Portfolio	Acquired Portfolio
Core Plus Bond Portfolio	Franklin Strategic Income Portfolio

The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. The Portfolio may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (such as contracts for derivative instruments) or by using other investment techniques (such as buy backs or dollar rolls). The Portfolio may invest in privately placed and restricted securities (including 144A bonds), collateralized loan obligations, inflation-indexed bonds, convertible bonds, preferred securities, bank loans, and loan participations and assignments. The Portfolio may also invest in zero coupon and pay-in-kind securities.	No corresponding strategy.

The Portfolio’s investments in derivatives may involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss.	The Portfolio’s investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio’s gain or loss. It is not expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes.

No corresponding strategy.	The Portfolio uses an active allocation strategy to try to achieve its investment goals. The Sub-Adviser uses a “top-down” analysis of macroeconomic trends combined with a “bottom-up” fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

No corresponding strategy.	The Portfolio also may lend its portfolio securities to earn additional income.

The Portfolio may engage in active and frequent trading to achieve its investment objective.	No corresponding strategy.

Notwithstanding the foregoing, the Portfolio may receive instruments prohibited or not contemplated herein through the conversion, exchange, reorganization, corporate action or bankruptcy of an otherwise permissible investment. The Portfolio may hold or dispose of these investments at the portfolio managers’ discretion.	No corresponding strategy.

The Franklin Strategic Income Portfolio and the Core Plus Bond Portfolio have identical fundamental investment policies relating to borrowing, lending, underwriting, concentration, issuing senior securities, and investing in commodities and real estate. Fundamental investment policies may be changed only by a vote of a Portfolio’s shareholders. More detailed information about the fundamental investment policies is available in the Statement of Additional Information.

Comparative Performance Information

The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in each Portfolio’s performance from year to year and by showing how the Franklin Strategic Income Portfolio’s average annual total returns for the past one-year and since inception periods through December 31, 2021, and the Core Plus Bond Portfolio’s average annual total returns for the past one-, five- and ten-year periods through December 31, 2021, compared to the returns of a broad-based securities market index. The return of the broad-based securities market index shown in the right hand column below is the return of the index for the last 10 years or, if shorter, since the inception of the share class, as applicable. Past performance is not an indication of future performance.

Effective May 1, 2020, the Core Plus Bond Portfolio was restructured from a fund-of-funds to a fund that invests directly in securities and other instruments and is actively managed by multiple sub-advisers. If the Core

Plus Bond Portfolio had historically been managed using its current investment strategies and policies, the performance of the Portfolio would have been different. From April 18, 2014 through April 30, 2020, the Core Plus Bond Portfolio was managed by EIM as a fund-of-funds and pursued its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, which incurred their own operating costs and expenses, including management fees payable to their investment advisers. The Core Plus Bond Portfolio’s performance as a fund-of-funds reflected the impact of these operating costs and expenses. Prior to April 18, 2014, the Core Plus Bond Portfolio invested directly in securities and other instruments, had different investment policies and strategies, was managed by multiple sub-advisers and, under normal circumstances, approximately 50% of the Portfolio’s net assets were actively managed and approximately 50% of the Portfolio’s net assets were managed to track the performance (before fees and expenses) of a particular index.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

The Core Plus Bond Portfolio will be the accounting survivor of the Reorganization. As such, the Core Plus Bond Portfolio will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Franklin Strategic Income Portfolio — Calendar Year Total Returns (Class IB)

Best quarter (% and time period) 7.24% (2020 2nd Quarter)	Worst quarter (% and time period) -8.08%% (2020 1st Quarter)

Core Plus Bond Portfolio — Calendar Year Total Returns (Class B)

Best quarter (% and time period) 6.74% (2020 2nd Quarter)	Worst quarter (% and time period) -1.98% (2013 2nd Quarter)

Franklin Strategic Income Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Since Inception (10/22/2018)
Franklin Strategic Income Portfolio — Class IB Shares	1.11	4.19
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	5.31

Core Plus Bond Portfolio — Average Annual Total Returns (%)

(For the periods ended December 31, 2021)

	One Year	Five Years	Ten Years
Core Plus Bond Portfolio — Class B Shares	-1.53	4.19	2.98
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	-1.54	3.57	2.90

Capitalization

The following table shows the capitalization of each Portfolio as of June 30, 2022, and of the Core Plus Bond Portfolio on a pro forma combined basis as of June 30, 2022, after giving effect to the proposed Reorganization. Pro forma net assets may not total and net asset values per share may not recalculate due to rounding of net assets.

	Net Assets (in millions)	Net Asset Value Per Share	Shares Outstanding
Core Plus Bond Portfolio — Class A Shares†	$135.8	$3.62	37,510,593

Franklin Strategic Income Portfolio — Class IB Shares	$95.6	$9.21	10,373,063
Core Plus Bond Portfolio — Class B Shares	$87.3	$3.61	24,205,943
Adjustments*	$(0.1)		16,045,143
Pro forma Core Plus Bond Portfolio — Class B Shares (assuming the Reorganization is approved)	$182.8	$3.61	50,624,149

Core Plus Bond Portfolio — Class K Shares†	$441.2	$3.64	121,266,350

Total Pro forma Net Assets (assuming the Reorganization is approved)**	$759.8

*	The adjustments reflect the exchange of Franklin Strategic Income Portfolio’s shares for Core Plus Bond Portfolio’s shares.
**	Adjusted to reflect Reorganization costs.
†	Class A Shares and Class K Shares are not impacted by the Reorganization.

AFTER CAREFUL CONSIDERATION, THE BOARD OF EQ TRUST UNANIMOUSLY APPROVED THE REORGANIZATION AGREEMENT WITH RESPECT TO THE FRANKLIN STRATEGIC INCOME PORTFOLIO. ACCORDINGLY, THE BOARD OF EQ TRUST HAS SUBMITTED THE REORGANIZATION AGREEMENT FOR APPROVAL BY THE FRANKLIN STRATEGIC INCOME PORTFOLIO’S SHAREHOLDERS. THE BOARD OF EQ TRUST RECOMMENDS THAT YOU VOTE “FOR” PROPOSAL 6.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Terms of the Reorganization Agreements

The terms and conditions under which each Reorganization would be completed are contained in the applicable Reorganization Agreement. The following is a summary of the material terms of the Reorganization Agreements. For additional information, please refer to the copies of the forms of the Reorganization Agreements, which are attached to this Combined Proxy Statement/Prospectus as Appendix A.

Each Reorganization will involve an Acquiring Portfolio acquiring all the assets of the corresponding Acquired Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio’s assumption of all of the Acquired Portfolio’s liabilities. Each Reorganization Agreement further provides that, on or as promptly as reasonably practicable after the Closing Date, each Acquired Portfolio will distribute the Acquiring Portfolio Shares it receives in its Reorganization to its shareholders (for the benefit of the Separate Accounts, as applicable, and thus the Contractholders). The account for each shareholder that holds Class IB shares of an Acquired Portfolio shall be credited with the number of full and fractional Class IB shares or Class B shares, as applicable, of the corresponding Acquiring Portfolio due that shareholder, and (if applicable) the account for each shareholder that holds Class K shares of the AXA IM Moderate Allocation Portfolio shall be credited with the number of full and fractional Class K shares of the corresponding Acquiring Portfolio due that shareholder. The number of full and fractional Acquiring Portfolio Shares each shareholder will receive will be equal in net asset value (as determined in accordance with the Trusts’ normal valuation procedures), as of immediately after the close of business (generally 4:00 p.m., Eastern time) on the Closing Date, to the Acquired Portfolio Shares the shareholder holds at that time. After that distribution to an Acquired Portfolio’s shareholders, EQ Trust, on behalf of the Acquired Portfolio, will take all necessary steps under its Declaration of Trust, and Delaware and any other applicable law to effect a complete termination of the Acquired Portfolio.

The Board of a Portfolio involved in a Reorganization may terminate or delay the Reorganization Agreement with respect to, and abandon or postpone, the Reorganization at any time prior to the Closing Date, before or after approval by the applicable Acquired Portfolio’s shareholders, if circumstances develop that, in the Board’s opinion, make proceeding with a Reorganization inadvisable for a Portfolio. The consummation of each Reorganization also is subject to various conditions, including approval of the Reorganization by the applicable Acquired Portfolio’s shareholders, completion of all filings with and receipt of all necessary approvals, if any, from the SEC, and other customary corporate and securities matters. Subject to the satisfaction of those conditions, each Reorganization will take place immediately after the close of business on its Closing Date. If a Reorganization Agreement is not approved by the applicable Acquired Portfolio’s shareholders or a Reorganization is not consummated for any other reason, the Board of the Acquired Portfolio will consider other possible courses of action for the Acquired Portfolio, which may include continuing to operate the Acquired Portfolio as a stand-alone portfolio; changes to the Acquired Portfolio’s investment objectives, policies and strategies; reorganizing the Acquired Portfolio into other acquiring portfolios; or such other options that the Board deems to be in the best interests of the Acquired Portfolio.

The Board of each Acquired Portfolio, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) of EQ Trust, has determined, with respect to each Acquired Portfolio, that the interests of the Acquired Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquired Portfolio. Similarly, the respective Board of each Acquiring Portfolio, including the Independent Trustees of the respective Trust, has determined, with respect to each Acquiring Portfolio, that the interests of the Acquiring Portfolio’s existing shareholders will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of the Acquiring Portfolio.

EIM has agreed to pay expenses of each Reorganization that exceed an Acquired Portfolio’s expense limitation set forth in its expense limitation arrangement. The estimated Reorganization expenses (excluding portfolio transaction costs, which, unless otherwise noted, will be incurred indirectly by Contractholders both before and after the Reorganization) for each Acquired Portfolio are expected to exceed its expense limit and are expected to be paid by EIM.

Approval of the Reorganization Agreement with respect to an Acquired Portfolio will require a majority vote of that Acquired Portfolio’s shareholders. Such majority is defined in the 1940 Act as the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at a meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. If a Reorganization Agreement is not approved by an Acquired Portfolio’s shareholders or a Reorganization is not consummated for any other reason, the Board of the Acquired Portfolio will consider other possible courses of action. Please see “Voting Information” below for more information.

Board Considerations

At a meeting of the Board of EQ Trust held on June 15-16, 2022, EIM recommended that: (1) the Low Volatility Global Equity Portfolio, a series of EQ Trust, be reorganized into the Common Stock Index Portfolio, also a series of EQ Trust; (2) the Franklin Growth Allocation Portfolio, a series of EQ Trust, be reorganized into the JPMorgan Growth Allocation Portfolio, also a series of EQ Trust; (3) the First Trust Moderate Growth Allocation Portfolio, a series of EQ Trust, be reorganized into the Invesco Moderate Growth Allocation Portfolio, also a series of EQ Trust; (4) the AXA IM Moderate Allocation Portfolio, a series of EQ Trust, be reorganized into the 1290 VT Moderate Growth Allocation Portfolio, also a series of EQ Trust; (5) the Invesco International Growth Portfolio, a series of EQ Trust, be reorganized into the MFS International Growth Portfolio, also a series of EQ Trust; and (6) the Franklin Strategic Income Portfolio, a series of EQ Trust, be reorganized into the Core Plus Bond Portfolio, a series of VIP Trust.

EIM noted that, in addition to regularly evaluating the performance of each portfolio of EQ Trust, it continually reviews the overall line-up of investment options and conducts in-depth analysis of its entire fund complex to provide recommendations to the Board to strengthen the fund complex’s line-up. EIM stated that it was recommending the Reorganizations to streamline and strengthen the fund complex’s line-up and to address certain other developments with respect to each Acquired Portfolio, including limited prospects for future growth and/or the failure to attract sufficient Contractholder interest and thus achieve a more sustainable asset base.

EIM noted that each Acquired Portfolio has a substantially similar (or, in the case of the Low Volatility Global Equity Portfolio, a broadly similar) investment objective as its corresponding Acquiring Portfolio. EIM also noted that, while each Acquired and corresponding Acquiring Portfolio has its own set of investment strategies that differ in certain respects, the investment strategies of each Acquired and corresponding Acquiring Portfolio are similar or substantially similar, and that each Acquiring Portfolio will provide comparable exposure to the corresponding Acquired Portfolio following the proposed Reorganization, including as follows: (1) the Low Volatility Global Equity Portfolio and the Common Stock Index Portfolio each seeks capital appreciation as a primary component of its investment objective, normally invests (either directly or indirectly, as described above) at least 80% of its net assets in equity securities, and may invest in large-, mid-, and small-cap companies; (2) the Franklin Growth Allocation Portfolio and the JPMorgan Growth Allocation Portfolio each provides diversified exposure to both equity securities and fixed income securities, targets a long-term asset allocation of approximately 65% of assets in equity securities and 35% of assets in fixed income securities, may invest in ETFs, large-, mid-, and small-cap companies, foreign developed markets securities, and investment grade securities, and may invest in derivatives for a variety of purposes, including to implement its volatility management strategy; (3) the First Trust Moderate Growth Allocation Portfolio and the Invesco Moderate Growth Allocation Portfolio each provides diversified exposure to equity securities and fixed income securities, targets a long-term asset allocation of approximately 60% of assets in equity securities and 40% of assets in fixed income securities, invests its equity allocation in the U.S. large-cap, U.S. mid-cap, U.S. small-cap, and international developed equity asset categories, invests its fixed income allocation in the corporate debt asset category to create a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, and may invest in derivatives for a variety of purposes, including to implement its volatility management strategy; (4) the AXA IM Moderate Allocation Portfolio and the 1290 VT Moderate Growth Allocation Portfolio each provides diversified exposure to equity securities and fixed income securities, targets a long-term asset allocation of approximately 55% and 60%, respectively, of assets in equity securities and 45% and 40%, respectively, of assets in fixed income securities, invests its equity allocation in the U.S. large-cap, U.S. mid-cap, U.S. small-cap, and international developed equity asset categories, invests its fixed income allocation in the corporate debt asset category to create a risk and return profile similar to that of the Bloomberg U.S. 5-10 Year Corporate Bond Index, and may invest in derivatives for a variety of purposes, including to implement its volatility management strategy; (5) the Invesco International Growth Portfolio and the MFS International Growth Portfolio each invests substantially in equity securities of foreign issuers (including securities that provide exposure to emerging markets) and is actively managed by a single investment sub-adviser that uses a “growth” style to select investments; and (6) the Franklin Strategic Income Portfolio and the Core Plus Bond Portfolio each invests substantially in a wide variety of debt securities, including U.S. and foreign (including emerging market) government and agency securities, corporate securities, mortgage- and asset-backed securities, collateralized debt obligations, 144A bonds, and inflation-indexed securities, may invest in both investment grade and below investment grade debt securities, and may invest in a wide variety of derivative instruments for various purposes, including to hedge portfolio risk and to enhance portfolio returns. EIM noted that, given each Acquired Portfolio’s failure to attract sufficient Contractholder interest as well as limited prospects for future growth, EIM believes that it would be appropriate to reorganize each Acquired Portfolio into its corresponding Acquiring Portfolio. EIM also noted that it believes the Reorganizations would be beneficial to the Contractholders invested in the Acquired Portfolios because the Reorganizations would provide a means by which Contractholders with amounts allocated to an Acquired Portfolio could pursue a substantially similar (or, in one case, broadly similar) investment objective in the context of a larger combined Portfolio that provides comparable exposure to similar or substantially similar asset classes and/or strategies with better growth prospects and the same or lower expenses.

In determining whether to approve the Reorganization Agreement with respect to each Acquired Portfolio and recommend its approval to shareholders, the Board of EQ Trust, including the Independent Trustees, with the advice and assistance of independent legal counsel, inquired into a number of matters and considered the following factors, among others: (1) the potential benefits of each Reorganization to shareholders, including, for shareholders of the Low Volatility Global Equity Portfolio, the AXA IM Moderate Allocation Portfolio and the Invesco International Growth Portfolio, estimated lower total net annual operating expenses following the Reorganization of each such Acquired Portfolio into its corresponding Acquiring Portfolio and, for each Acquired Portfolio, greater potential to increase assets and thereby realize economies of scale in the Portfolio’s expenses and portfolio management fees as a result of asset growth; (2) a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s investment objectives, policies (including fundamental investment policies), strategies, and risks; (3) the experience and qualifications of the Adviser, any sub-adviser(s), and key personnel managing each Acquiring Portfolio; (4) the effect of the respective Reorganization on an Acquired Portfolio’s annual operating expenses and shareholder fees and services, including a comparison of each Acquired Portfolio’s and its corresponding Acquiring Portfolio’s advisory fee and administration fee; (5) the relative historical performance records of each Acquired Portfolio and its corresponding Acquiring Portfolio; (6) any change in shareholder rights; (7) the direct or indirect federal income tax consequences of the Reorganizations to shareholders and Contractholders; (8) any fees or expenses that will be borne directly or indirectly by an Acquired Portfolio in connection with its respective Reorganization, including any costs to an Acquired Portfolio in repositioning its portfolio in anticipation of, or as a result of, its respective Reorganization; (9) the terms and conditions of the Reorganization Agreement and whether a Reorganization would result in dilution of shareholder interests; (10) the potential benefits of the Reorganizations to other persons, including EIM and its affiliates, as discussed below in the section entitled “Potential Benefits of the Reorganizations to EIM and its Affiliates,” and (11) possible alternatives to the Reorganizations, including the potential benefits and detriments of maintaining the current structure.

In connection with the Board’s consideration of the proposed Reorganizations, the Independent Trustees requested, and EIM provided to the Board, information regarding the factors set forth above as well as other information relating to the Reorganizations.

In reaching the decision to recommend approval of the Reorganizations, the Board, including the Independent Trustees, concluded that each Acquired Portfolio’s participation in its respective Reorganization is in its best interests and that the interests of existing shareholders of the Acquired Portfolios would not be diluted as a result of the Reorganizations. The Board’s conclusion was based on a number of factors, including the following:

•	The Reorganizations will permit shareholders invested in each Acquired Portfolio to allocate amounts to a larger combined Portfolio that pursues a substantially (or, in one case, broadly) similar investment objective, provides comparable exposure to similar or substantially similar asset classes and/or strategies, and has better prospects for attracting additional assets and realizing a lower total annual operating expense ratio (including acquired fund fees and expenses) than the relevant Acquired Portfolio.

•	The total net annual operating expense ratio for the Class IB, Class B or Class K shares, as applicable, of an Acquiring Portfolio is expected to be the same as, or lower than, that of the corresponding class(es) of shares of the corresponding Acquired Portfolio for the last fiscal year.

•	Each Acquired Portfolio is subject to an expense limitation agreement that is in effect until April 30, 2023, and each Acquiring Portfolio is subject to an expense limitation agreement that is in effect until April 30, 2024, and in each case the agreed upon expense limitation for the Acquiring Portfolio’s Class IB, Class B or Class K shares, as applicable, is the same as or lower than that for the corresponding Acquired Portfolio’s corresponding class(es) of shares. After April 30, 2024, any increase in an Acquiring Portfolio’s expense limitation in a renewed expense limitation agreement would require Board approval. The same Trustees serve on the Boards of both EQ Trust and VIP Trust.

•	Following the Reorganizations, EIM will continue to serve as the investment adviser, and Equitable Investment Management, LLC will continue to serve as the administrator, of each Acquiring Portfolio.

•	As a result of each Reorganization, each shareholder of an Acquired Portfolio would hold, immediately after the Closing Date, shares of the same class or a corresponding class of the applicable Acquiring Portfolio (as shown in the “Summary” above) having an aggregate net asset value equal to the aggregate net asset value of shares of the class of the Acquired Portfolio that were held by the shareholder as of the Closing Date.

•	Each Reorganization will be effected on the basis of each participating Portfolio’s net asset value, which will be determined in connection with each Reorganization in accordance with each Trust’s normal valuation procedures, which are identical for all of the Portfolios.

•	Shareholders will not pay sales charges in connection with the Reorganizations.

•	The Reorganizations are not expected to have any adverse tax results to Contractholders, as discussed below in the section entitled “Additional Information about the Reorganizations — Federal Income Tax Consequences of the Reorganizations.”

•	Each Portfolio has identical purchase and redemption procedures, distribution procedures, and exchange rights.

•	The Board’s consideration of potential conflicts of interest of EIM in proposing the Reorganizations, as discussed below in the section entitled “Potential Benefits of the Reorganizations to EIM and its Affiliates.”

•	The Acquired Portfolio involved in each Reorganization will bear the expenses of the Reorganization. However, EIM will reimburse an Acquired Portfolio for expenses of a Reorganization that exceed the Acquired Portfolio’s expense limitation set forth in its expense limitation agreement.

On the basis of the information provided to it and its evaluation of that information, the Board of EQ Trust, including the Independent Trustees, voted unanimously to approve each Reorganization Agreement and to recommend that the shareholders of each Acquired Portfolio also approve, respectively, the Reorganization Agreement.

Potential Benefits of the Reorganizations to EIM and its Affiliates

EIM may realize benefits in connection with the Reorganizations. For example, the profitability from the fees payable to EIM by an Acquiring Portfolio may be higher than the profits derived from the fees paid by the corresponding Acquired Portfolio. In addition, an affiliate, AllianceBernstein L.P., serves as an investment sub-adviser to an Acquiring Portfolio (i.e., Common Stock Index Portfolio) but not the corresponding Acquired Portfolio (i.e., Low Volatility Global Equity Portfolio). EIM may further benefit to the extent a Reorganization would eliminate or reduce EIM’s obligations under an expense limitation arrangement currently in effect for an Acquired Portfolio by reorganizing the Acquired Portfolio into a corresponding Acquiring Portfolio that is operating below its expense cap or, if over its expense cap, is operating at an annual expense ratio that requires a lower waiver or reimbursement amount by EIM. In addition, EIM owns a significant amount of shares of the AXA IM Moderate Allocation Portfolio representing investment of seed capital by EIM to facilitate the operations of that Portfolio. The Reorganization of the AXA IM Moderate Allocation Portfolio into the 1290 VT Moderate Growth Allocation Portfolio is expected to increase the size of the combined Portfolio such that EIM anticipates redeeming shares that it holds in the AXA IM Moderate Allocation Portfolio representing such seed capital investments. Redeeming seed capital from a Portfolio may enable EIM to reduce its costs associated with providing seed capital and/or use the proceeds to provide seed capital for other funds and products that it manages or is developing or realize other benefits. Furthermore, EIM is expected to experience and benefit from a number of efficiencies associated with the streamlining of the fund family. In considering whether to approve the proposed Reorganizations, the Board recognized these potential benefits to and conflicts of interest of EIM and its affiliates and concluded that the potential benefits of the proposed Reorganizations, including achieving the same or lower total operating expenses with improved prospects for attracting additional assets and lowering expenses, supported a decision to approve the Reorganizations.

Descriptions of Risk Factors

A Portfolio’s performance may be affected by one or more of the following risks, which are described in detail in Appendix B “More Information on Strategies and Risk Factors.” For ease of comparison, the principal risks are listed alphabetically, but for each Portfolio, the most significant principal risks as of the date of this Combined Proxy Statement/Prospectus are indicated with an asterisk (*). Each of the Low Volatility Global Equity Portfolio, the JPMorgan Growth Allocation Portfolio, the Franklin Growth Allocation Portfolio, the First Trust Moderate Growth Allocation Portfolio, the 1290 VT Moderate Growth Allocation Portfolio and the AXA IM Moderate Allocation Portfolio is also subject to the risks associated with the Underlying ETFs’ investments; please see the “Information Regarding the Underlying ETFs” in Appendix C for additional information about these risks.

Risks	Common Stock Index Portfolio		Low Volatility Global Equity Portfolio
Derivatives Risk	X
Equity Risk	X	*	X	*
Foreign Securities Risk			X	*
Currency Risk			X
Emerging Markets Risk			X
Index Strategy Risk	X	*
Large-Cap Company Risk	X	*	X
Market Risk	X	*	X	*
Micro-Cap Company Risk			X
Mid-Cap and Small-Cap Company Risk	X		X
Portfolio Management Risk	X		X
Risks Related to Investments in Underlying ETFs			X	*
Sector Risk	X
Securities Lending Risk	X		X
Volatility Risk			X	*

Risks	JPMorgan Growth Allocation Portfolio		Franklin Growth Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X	*	X
Convertible Securities Risk			X
Credit Risk	X		X	*
Derivatives Risk	X	*	X	*
Equity Risk	X	*	X	*
ETFs Risk	X	*	X
Foreign Securities Risk	X		X
Currency Risk	X		X
European Economic Risk	X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Index Strategy Risk	X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X	*
Large-Cap Company Risk	X		X	*
Leveraging Risk	X		X	*
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
New Portfolio Risk			X
Portfolio Management Risk	X		X
Portfolio Turnover Risk	X		X
Preferred Stock Risk			X
Redemption Risk	X		X
Sector Risk	X
Securities Lending Risk			X
Short Position Risk			X	*
U.S. Government Securities Risk	X	*
Volatility Management Risk	X	*	X	*

Risks	Invesco Moderate Growth Allocation Portfolio		First Trust Moderate Growth Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X		X
Credit Risk	X	*	X	*
Derivatives Risk	X	*	X	*
ETFs Risk/Risks Related to Investments in Underlying ETFs	X		X
Equity Risk	X	*	X	*
Foreign Securities Risk	X		X
Currency Risk	X		X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X	*	X	*
Large-Cap Company Risk	X	*	X	*
Leveraging Risk	X		X
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
New Portfolio Risk			X
Portfolio Management Risk	X	*	X	*
Portfolio Turnover Risk	X		X
Redemption Risk	X		X
Securities Lending Risk	X		X
Short Position Risk	X		X
Volatility Management Risk	X	*	X	*

Risks	1290 VT Moderate Growth Allocation Portfolio		AXA IM Moderate Allocation Portfolio
Asset Allocation Risk	X	*	X	*
Cash Management Risk	X		X
Credit Risk	X	*	X	*
Derivatives Risk	X		X
ETFs Risk/Risks Related to Investments in Underlying ETFs	X	*	X	*
Equity Risk	X	*	X	*
Foreign Securities Risk	X		X
Currency Risk	X		X
Geographic Concentration Risk	X		X
Futures Contract Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X	*
Large Transaction Risk			X
Large-Cap Company Risk	X		X	*
Leveraging Risk	X		X
Liquidity Risk	X		X
Market Risk	X	*	X	*
Mid-Cap and Small-Cap Company Risk	X		X
Momentum Risk	X
New Portfolio Risk	X		X
Portfolio Management Risk	X	*	X	*
Portfolio Turnover Risk			X
Redemption Risk	X		X
Securities Lending Risk	X		X
Short Position Risk	X		X
Volatility Management Risk	X	*	X	*

Risks	MFS International Growth Portfolio		Invesco International Growth Portfolio
Cash Management Risk			X
Derivatives Risk			X
Equity Risk	X	*	X	*
Foreign Securities Risk	X	*	X	*
Currency Risk	X		X
Depositary Receipts Risk			X
Emerging Markets Risk	X		X
European Economic Risk			X
Geographic Concentration Risk	X		X
Investment Style Risk	X	*	X	*
Large Transaction Risk	X
Large-Cap Company Risk	X		X
Liquidity Risk	X
Market Risk	X	*	X	*
Mid-Cap Company Risk	X		X
Portfolio Management Risk	X		X
Sector Risk	X		X
Securities Lending Risk	X		X
Small-Cap Company Risk	X

Risks	Core Plus Bond Portfolio		Franklin Strategic Income Portfolio
Cash Management Risk	X		X
Collateralized Debt Obligations Risk			X
Collateralized Loan Obligations Risk	X
Convertible Securities Risk	X
Credit Risk	X	*	X	*
Derivatives Risk	X		X
Dollar Roll and Sale-Buyback Transactions Risk	X		X
Foreign Securities Risk	X	*	X	*
Currency Risk	X	*	X	*
Emerging Markets Risk	X	*	X	*
European Economic Risk	X	*
Geographic Concentration Risk			X
Futures Contract Risk	X
Hedging Risk	X
Inflation-Indexed Bonds Risk	X		X
Interest Rate Risk	X	*	X	*
Investment Grade Securities Risk	X		X
Leveraging Risk	X		X
Liquidity Risk	X		X
Loan Risk	X		X	*
Market Risk	X	*	X	*
Mortgage-Related and Other Asset-Backed Securities Risk	X	*	X	*
Multiple Sub-Adviser Risk	X
Non-Investment Grade Securities Risk	X	*	X	*
Other Investment Company Investment Risk			X
Portfolio Management Risk	X		X
Portfolio Turnover Risk	X
Preferred Stock Risk	X
Prepayment Risk and Extension Risk	X		X
Privately Placed and Other Restricted Securities Risk	X		X
Redemption Risk	X		X
Sector Risk	X
Securities Lending Risk			X
Sovereign Debt Securities Risk			X
U.S. Government Securities Risk	X		X
Variable and Floating Rate Securities Risk	X		X
When-Issued and Delayed Delivery Securities and Forward Commitments Risk	X		X
Zero Coupon and Pay-in-Kind Securities Risk	X

Asset Allocation Risk:    The Portfolio’s investment performance depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations or the securities markets generally over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause the Portfolio to lose value and may not produce the desired results.

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, the Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, the Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure, and for other portfolio management purposes. As such, the Portfolio may maintain cash balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect the Portfolio’s performance due to missed investment opportunities and may also subject the Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations.

Collateralized Debt Obligations Risk:    Collateralized debt obligations (“CDOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CDO also depend largely on the quality and type of the collateral and the class or “tranche” of the CDO in which a Portfolio invests. Normally, collateralized bond obligations, collateralized loan obligations, and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid under a Portfolio’s liquidity policies. CDOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that a Portfolio may invest in CDOs that are subordinate to other classes; and (d) the risk that the complex structure of CDOs may produce disputes with the issuer or unexpected investment results. CDOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CDOs may result in losses to a Portfolio.

Collateralized Loan Obligations Risk:    Collateralized loan obligations (“CLOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CLO also depend largely on the quality and type of the collateral and the class or “tranche” of the CLO in which the Portfolio invests. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under the Portfolio’s liquidity policies. CLOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that the Portfolio may invest in CLOs that are subordinate to other classes; and (d) the risk that the complex structure of CLOs may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to the Portfolio.

Convertible Securities Risk:    A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock.

Credit Risk:    The Portfolio is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments, or otherwise honor its obligations, which may cause the Portfolio’s holdings to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Derivatives Risk:    The Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. Derivatives may be leveraged such that a small investment can have a significant impact on the Portfolio’s exposure to stock market values, interest rates, or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss, and the Portfolio could lose more than the amount it invested. Some derivatives can have the potential for unlimited losses. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, or to terminate or offset existing arrangements, which may result in a loss or may be costly to the Portfolio. Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. Derivatives may not behave as anticipated by the Portfolio, and derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. The Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. In certain cases, the Portfolio may be hindered or delayed in exercising remedies against or closing out derivatives with a counterparty, resulting in additional losses. Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Changing regulation may make derivatives more costly, limit their availability, impact the Portfolio’s ability to maintain its investments in derivatives, disrupt markets, or otherwise adversely affect their value or performance.

Dollar Roll and Sale-Buyback Transactions Risk:    Dollar roll and sale-buyback transactions may increase the Portfolio’s volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

Equity Risk:    In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. The Portfolio may experience a significant or complete loss on its investment in an equity security. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

ETFs Risk:    The Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks in addition to those associated with investments in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities, which could negatively impact the Portfolio’s investments and cause it to lose money. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, war or other political or economic actions, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.

Currency Risk:    Investments that are denominated in or that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. In the case of hedging positions, there is the risk that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates may fluctuate significantly over short periods of time.

Depositary Receipts Risk:    Investments in depositary receipts are generally subject to the same risks as direct investments in foreign securities. In addition, unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. The Portfolio may therefore receive less timely information or have less control than if it invested directly in the foreign issuer.

Emerging Markets Risk:    The risks associated with investments in emerging market countries often are significant, and vary from jurisdiction to jurisdiction and company to company. Investments in emerging market countries are more susceptible to loss than investments in more developed foreign countries and may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in more developed foreign countries. Emerging market countries may be more likely to experience rapid and significant adverse developments in their political or economic structures, intervene in financial markets, restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or nationalize or expropriate the assets of private companies, which may have negative impacts on transaction costs, market price, investment returns and the legal rights and remedies available to the Portfolio. In addition, the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of more developed foreign countries, and emerging market countries often have less uniformity in regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers, and less reliable clearance and settlement, registration and custodial procedures. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Securities of issuers traded on foreign exchanges may be suspended. The likelihood of such suspensions may be higher for securities of issuers in emerging market countries than in countries with more developed markets.

European Economic Risk:    The economies of European Union (“EU”) member countries and their trading partners, as well as the broader global economy, may be adversely affected by changes in the euro’s exchange rate, changes in EU or governmental regulations on trade, geopolitical tensions or conflicts, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact the Portfolio’s investments and cause it to lose money. Recent events in Europe may continue to impact the economies of every European country and their economic partners. Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. In addition, on January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact the Portfolio’s investments and cause it to lose money. Any further withdrawals from the EU could cause additional market disruption globally.

Geographic Concentration Risk:    To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

Futures Contract Risk:    The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Portfolio and the price of the futures contract; (b) liquidity risks, including the possible absence of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses (potentially unlimited) caused by unanticipated market movements; (d) an investment manager’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that a counterparty, clearing member or clearinghouse will default in the performance of its obligations; (f) if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Portfolio may have to sell securities at a time when it may be disadvantageous to do so; and (g) transaction costs associated with investments in futures contracts may be significant, which could cause or increase losses or reduce gains. Futures contracts are also subject to the same risks as the underlying investments to which they provide exposure. In addition, futures contracts may subject the Portfolio to leveraging risk.

Hedging Risk:    If the Portfolio takes a hedging position (such as long or short positions) in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for the Portfolio.

Index Strategy Risk:    The Portfolio (or a portion thereof) employs an index strategy and generally will not modify its index strategy to respond to changes in market trends or the economy, which means that the Portfolio may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track the relevant index, the Portfolio may not invest in all of the securities in the index. Therefore, there can be no assurance that the performance of the index strategy will match that of the relevant index. To the extent the Portfolio utilizes a representative sampling approach, it may experience tracking error to a greater extent than if the Portfolio sought to replicate the index.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise and rise in value when real interest rates decline. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-indexed debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments.

Interest Rate Risk:    Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of the Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of the Portfolio’s debt securities generally rises. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Very low or negative interest rates may magnify interest rate risk. A significant or rapid rise in interest rates also could result in losses to the Portfolio.

Investment Grade Securities Risk:    Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Investment Style Risk:    A Portfolio may use a particular style or set of styles, for example, a “growth” investing style, to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Large Transaction Risk:    A significant percentage of a Portfolio’s shares may be owned or controlled by the Adviser and its affiliates or other large shareholders, including primarily insurance company separate accounts. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect a Portfolio’s net asset value and performance.

Leveraging Risk:    When the Portfolio leverages its holdings, the value of an investment in the Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to the Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, relatively small market fluctuations can result in large changes in the value of such investments. There can be no assurance that the Portfolio’s use of any leverage will be successful.

Liquidity Risk:    From time to time, there may be little or no active trading market for a particular investment in which the Portfolio may invest or is invested. In such a market, the value of such an investment and the Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve the Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, the Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. An inability to sell a portfolio position can adversely affect the Portfolio’s value or prevent the Portfolio from being able to take advantage of other investment opportunities. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods. As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force the Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions. There is a risk that the value of any collateral securing a loan in which the Portfolio has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Portfolio’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans may not be considered “securities,” and purchasers, such as the Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws. To the extent that the Portfolio invests in loan participations and assignments, it is subject to the risk that the financial institution acting as agent for all interests in a loan might fail financially. It is also possible that the Portfolio could be held liable, or may be called upon to fulfill other obligations, as a co-lender.

Market Risk:    The Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions, such as real or perceived adverse economic or political conditions, inflation rates and/or investor expectations concerning such rates, changes in interest rates, or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Changes in the financial condition of a single issuer can impact a market as a whole.

Geopolitical events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility, and may have adverse long-term effects. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics),social unrest, and cybersecurity incidents, and governments’ reactions to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Impacts from climate change may include significant risks to global financial assets and economic growth. The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Portfolio. Whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions.

In addition, markets and market-participants are increasingly reliant on information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large.

In addition, the U.S. Federal Reserve has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    Mid-cap, small-cap and micro-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap and micro-cap companies than for mid-cap companies.

Momentum Risk:    Momentum entails investing more in securities that have recently had higher total returns and investing less in securities that have recently had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly, and utilizing momentum as a factor in the investment analysis process can cause significant variation from other types of investment strategies. The Portfolio may experience significant losses if a security’s momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Related and Other Asset-Backed Securities Risk:    Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities or instability in the markets for such securities may decrease the value of such securities, which could result in losses to the Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may “lock in” a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates, thereby reducing the Portfolio’s income.

Multiple Sub-Adviser Risk:    To a significant extent, the Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect the Portfolio’s performance. Because each Sub-Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate the Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

New Portfolio Risk:    The Portfolio is newly or recently established and has limited operating history. The Portfolio may not be successful in implementing its investment strategy, and there can be no assurance that the Portfolio will grow to or maintain an economically viable size, which could result in the Portfolio being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Investment Grade Securities Risk:    Bonds rated below BBB by Standard & Poor’s Global Ratings or Fitch Ratings, Ltd. or below Baa by Moody’s Investors Service, Inc. (or, if unrated, determined by the investment manager to be of comparable quality) are speculative in nature and are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on changes in interest rates. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and reliance on credit ratings may present additional risks.

Portfolio Management Risk:    The Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to the Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies. The Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. There can be no assurance that the use of these technologies will result in effective investment decisions for the Portfolio.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to the Portfolio, which may result in higher fund expenses and lower total return.

Preferred Stock Risk:    Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities.

Prepayment Risk and Extension Risk:    Prepayment risk is the risk that the issuer of a security held by the Portfolio may pay off principal more quickly than originally anticipated. This may occur when interest rates fall. The Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Extension risk is the risk that the issuer of a security held by the Portfolio may pay off principal more slowly than originally anticipated. This may occur when interest rates rise. The Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.

Privately Placed and Other Restricted Securities Risk:    Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Difficulty in selling securities may result in a loss or be costly to the Portfolio. The risk that securities may not be sold for the price at which the Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing the Portfolio’s net asset value.

Redemption Risk:    The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. In addition, significant securities market disruptions related to the coronavirus disease (COVID-19) pandemic have led to dislocation in the market for a variety of fixed income securities (including, without limitation, commercial paper, corporate debt securities, certificates of deposit, asset-backed debt securities and municipal obligations), which has decreased liquidity and sharply reduced returns in certain cases. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risks of Investing in Other Investment Companies:    A Portfolio that invests in other investment companies will indirectly bear fees and expenses paid by those investment companies, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the other investment companies invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their objectives.

Risks Related to Investments in Underlying ETFs:    The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying ETFs, as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. The Portfolio and the Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying ETFs that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying ETF, which will vary.

Sector Risk:    From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Securities Lending Risk:    The Portfolio may lend its portfolio securities to seek income. There is a risk that a borrower may default on its obligations to return loaned securities. The Portfolio will be responsible for the risks associated with the investment of cash collateral and may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet obligations to the borrower. Securities lending may introduce leverage into the Portfolio. In addition, delays may occur in the recovery of loaned securities from borrowers, which could interfere with the Portfolio’s ability to vote proxies or to settle transactions.

Short Position Risk:    The Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). The Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, particularly in cases where the Portfolio is unable, for whatever reason, to close out its short position, because the Portfolio may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. In addition, by investing the proceeds received from selling securities short, the Portfolio could be deemed to be employing a form of leverage, in that it amplifies changes in the Portfolio’s net asset value because it increases the Portfolio’s exposure to the market and may increase losses and the volatility of returns. Market or other factors may prevent the Portfolio from closing out a short position at the most desirable time or at a favorable price.

Sovereign Debt Securities Risk.    Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or principal on its sovereign debt. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Sovereign debt risk is increased for emerging market issuers.

U.S. Government Securities Risk:    Although the Portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Portfolio itself and do not guarantee the market prices of the securities. Securities issued by the U.S. Treasury or other agencies and instrumentalities of the U.S. government may decline in value as a result of, among other things, changes in interest rates, political events in the United States, international developments, including strained relations with foreign countries, and changes in the credit rating of, or investor perceptions regarding the creditworthiness of, the U.S. government. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Securities not backed by the full faith and credit of the U.S. Treasury involve greater credit risk than investments in other types of U.S. government securities.

Variable and Floating Rate Securities Risk:    The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities may be subject to greater liquidity risk than other debt securities.

Volatility Management Risk (1290 VT Moderate Growth Allocation Portfolio):    The Adviser from time to time may employ various volatility management techniques or make strategic adjustments to the Portfolio’s asset mix (such as by using ETFs or futures and options to manage equity exposure) in managing the Portfolio. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when the Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser.

The result of the Portfolio’s volatility management strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of the Portfolio’s volatility management strategy also will be subject to the Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser uses proprietary modeling tools to implement the Portfolio’s volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose the Portfolio to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose the Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments.

Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit the Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in the Portfolio, may result in underperformance by the Portfolio. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used.

Volatility Management Risk (JPMorgan Growth Allocation Portfolio):    Although the Sub-Adviser’s risk management framework is intended to moderate the Portfolio’s volatility and thereby reduce the overall risk of investing in the Portfolio, it may not work as intended and may result in losses by the Portfolio or periods of underperformance, including during periods when market values are increasing but market volatility is high or when the Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Sub-Adviser.

Because the characteristics of many securities change as markets change or time passes, the result of the risk management framework will be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as using futures to manage equity exposure) in an efficient manner. The result of the risk management framework also will be subject to the Sub-Adviser’s ability to correctly assess future market conditions as indicated by momentum signals. In addition, market conditions change, sometimes rapidly and unpredictably, and the Sub-Adviser may be unable to execute the strategy in a timely manner or at all.

The risk management framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions based on the models or signals may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The Sub-Adviser from time to time may make changes to its models or signals that do not require shareholder notice.

Moreover, volatility management techniques may expose the Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, the use of derivatives in connection with the risk management framework may expose the Portfolio to different and potentially greater risks than if it had only invested in the underlying investments. Futures contracts and other instruments used in connection with the risk management framework are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used.

Volatility Management Risk (AXA IM Moderate Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, Franklin Growth Allocation Portfolio, Invesco Moderate Growth Allocation Portfolio):    The Sub-Adviser from time to time may employ various volatility management techniques or make strategic adjustments to the Portfolio’s asset mix (such as by using ETFs or futures and options to manage equity exposure) in managing the Portfolio. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may not work as intended and may result in losses by the Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when the Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Sub-Adviser.

The result of the Portfolio’s volatility management strategy will be subject to the Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Sub-Adviser to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of the Portfolio’s volatility management strategy also will be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Sub-Adviser may be unable to execute the volatility management strategy in a timely manner or at all.

The Sub-Adviser uses proprietary modeling tools to implement the Portfolio’s volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose the Portfolio to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Sub-Adviser from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose the Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments.

Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit the Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in the Portfolio, may result in underperformance by the Portfolio. For example, if the Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used.

Volatility Risk:    The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that a Portfolio may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit an Underlying ETF’s and, in turn, a Portfolio’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk:    When-issued and delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will decline in value prior to its delivery. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk:    A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash.

Federal Income Tax Consequences of the Reorganizations

Taxable Reorganizations. It is anticipated that none of the Reorganizations of the Low Volatility Global Equity Portfolio into the Common Stock Index Portfolio, the AXA IM Moderate Allocation Portfolio into the 1290 VT Moderate Growth Allocation Portfolio, the Invesco International Growth Portfolio into the MFS International Growth Portfolio, and the Franklin Strategic Income Portfolio into the Core Plus Bond Portfolio will qualify, for federal income tax purposes, as a tax-free reorganization, and each such Reorganization will be treated as a taxable transaction. As a result, gain or loss will be recognized by the Low Volatility Global Equity Portfolio, AXA IM Moderate Allocation Portfolio, Invesco International Growth Portfolio or Franklin Strategic Income Portfolio on the transfer of its assets to the Common Stock Index Portfolio, 1290 VT Moderate Growth Allocation Portfolio, MFS International Growth Portfolio or Core Plus Bond Portfolio, respectively, or on the disposition of its securities holdings, and by such Portfolio’s shareholders, but no gain or loss will be recognized by the Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in shares of the Acquired Portfolio. In addition, pursuant to each such Reorganization, (1) a shareholder’s (a) adjusted basis for federal income tax purposes (“basis”) in the Common Stock Index Portfolio Shares, 1290 VT Moderate Growth Allocation Portfolio Shares, MFS International Growth Portfolio Shares or Core Plus Bond Portfolio Shares, as applicable, it receives in the Reorganization will be the fair market value thereof at the time the Reorganization is consummated (“Effective Time”) and (b) holding period for those Common Stock Index Portfolio Shares, 1290 VT Moderate Growth Allocation Portfolio Shares, MFS International Growth Portfolio Shares or Core Plus Bond Portfolio Shares will begin on the following day, and (2) with respect to each of the Common Stock Index Portfolio, 1290 VT Moderate Growth Allocation Portfolio, MFS International Growth Portfolio and Core Plus Bond Portfolio, the Portfolio’s (a) basis in the Transferred Assets it receives will be the fair market value thereof at the Effective Time and (b) holding period for those Transferred Assets will begin on the following day.

Tax-Free Reorganizations.    The Reorganization of each other Acquired Portfolio into the corresponding Acquiring Portfolio is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(D) of the Code. As a condition to consummation of each Reorganization, the Trusts will receive an opinion from K&L Gates LLP (“Counsel”), with respect to the Reorganization and the Portfolios participating therein and their shareholders, substantially to the effect that — based on the facts and assumptions stated therein and conditioned on certain representations of the Trusts being true and complete at the Effective Time and consummation of the Reorganization in accordance with the applicable Reorganization Agreement

(without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that Counsel has not approved) — for federal income tax purposes:

(1) the Reorganization will qualify as a “reorganization” (as defined in section 368(a)(1)(D) of the Code), and each Portfolio will be a “party to a reorganization” (within the meaning of section 368(b) of the Code);

(2) neither Portfolio will recognize any gain or loss on the Reorganization;

(3) an Acquired Portfolio shareholder will not recognize any gain or loss on the exchange of its Acquired Portfolio Shares for Acquiring Portfolio Shares;

(4) an Acquired Portfolio shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Acquired Portfolio Shares, provided the shareholder holds the latter as capital assets at the Effective Time; and

(5) the Acquiring Portfolio’s basis in each Transferred Asset the Acquired Portfolio transfers to it will be the same as the Acquired Portfolio’s basis therein immediately before the Reorganization, and the Acquiring Portfolio’s holding period for each such asset will include the Acquired Portfolio’s holding period therefor (except where the Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an asset’s holding period).

Notwithstanding clauses (2) and (5), such opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios participating therein or the participating Acquired Portfolio’s shareholders with respect to any Transferred Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

As a result of a tax-free Reorganization, the participating Acquiring Portfolio will succeed to certain tax attributes of the corresponding Acquired Portfolio, except that the amount of the latter’s accumulated capital loss carryovers that the former may use to offset capital gains it recognizes after its Reorganization will be subject to an annual limitation under sections 382 and 383 of the Code. An Acquiring Portfolio in a tax-free Reorganization may carry over to (and use in, subject to the sections 382/383 limitation) subsequent taxable years capital losses the corresponding Acquired Portfolio incurred, including any net capital loss that Acquired Portfolio sustains during its taxable year ending at the Effective Time and any net unrealized built-in loss that Acquired Portfolio has on that date, for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

In general, the sections 382/383 limitation applicable to an Acquiring Portfolio for each taxable year will equal the sum of (1) the product of the net asset value of the corresponding Acquired Portfolio as of the Effective Time multiplied by the “long-term tax-exempt rate” (which is a market-based rate published by the Internal Revenue Service (“Service”) each month, 2.36% as of June 2022) for the month in which the Effective Time occurs plus (2) the amount of any net unrealized built-in gain of that Acquired Portfolio as of the Effective Time that it recognizes in any taxable year all or part of which is in the period through the fifth anniversary of the Effective Time (as long as the amount of that net unrealized built-in gain is greater than the lesser of (i) 15% of that net asset value or (ii) $10,000,000). The annual limitation will be proportionately reduced for the portion of an Acquiring Portfolio’s current taxable year after the Effective Time and for any subsequent short taxable year.

In a taxable Reorganization, an Acquiring Portfolio does not succeed to any of the tax attributes of the corresponding Acquired Portfolio.

Both Types of Reorganizations. Contractholders who had premiums or contributions allocated to the investment divisions of the Separate Accounts that are invested in Acquired Portfolio Shares will not recognize any gain or loss as a result of the Reorganizations, whether such Reorganizations are taxable or tax-free. The Trusts will receive an opinion from Counsel that, assuming the variable contracts and the insurance companies issuing them are properly structured under the insurance company provisions of section 817(d) of the Code, and the ownership of shares in the Portfolios and access to the Portfolios satisfies the requirements of Treasury Regulations section 1.817-5(1), the Reorganizations will not be taxable events for Contractholders whose contract values are determined by investment in Acquired Portfolio Shares. For purposes of rendering its opinion, Counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Reorganization Agreements, this Combined Proxy Statement/Prospectus and related SAI, and on such other written representations as will have been verified as of the Effective Time of each Reorganization. If an Acquired Portfolio sells securities before its Reorganization, it may recognize gains or losses (which losses could be significant) on those sales. Any net gains recognized on those sales would increase the amount of any distribution the Acquired Portfolio must make to its shareholders before consummating its Reorganization.

The Trusts have not sought a tax ruling from the Service but instead are acting in reliance on the opinions of Counsel discussed above. Those opinions are not binding on the Service or the courts and do not preclude the Service from adopting a contrary position. Contractholders are urged to consult their tax advisers as to the specific consequences to them of the Reorganizations, including the applicability and effect of state, local, foreign and other taxes.

Description of the Securities to Be Issued

As shown in the “Summary” above, the shareholders of each Acquired Portfolio will receive Class IB, Class B, or Class K shares, as applicable, of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the applicable Reorganization Agreement. Each such share will be fully paid and non-assessable by the applicable Trust when issued and will have no preemptive or conversion rights.

Each Acquiring Portfolio (other than the Core Plus Bond Portfolio) is a series EQ Trust, and the Core Plus Bond Portfolio is a series of VIP Trust. Among the Acquiring Portfolios’ shares, each of the Common Stock Index Portfolio, the MFS International Growth Portfolio, the JPMorgan Growth Allocation Portfolio, and the Invesco Moderate Growth Allocation Portfolio has Class IB shares; the 1290 VT Moderate Growth Allocation Portfolio has Class IB and Class K shares; and the Core Plus Bond Portfolio has Class B shares.

Each Trust has adopted, in the manner prescribed under Rule 12b-1 under the 1940 Act, a plan of distribution pertaining to the Class IB and Class B shares, as applicable, of the Acquiring Portfolios. The maximum distribution and/or service (12b-1) fee for an Acquiring Portfolio’s Class IB and Class B shares, as applicable, is equal to an annual rate of 0.25% of the average daily net assets attributable to such share class. Because these distribution/service fees are paid out of an Acquiring Portfolio’s assets on an ongoing basis, over time these fees will increase your cost of investing and may cost more than paying other types of charges.

Each Trust is organized as a Delaware statutory trust. As such, each Trust’s operations are governed by its Declaration of Trust and By-laws and applicable Delaware law. The operations of each Trust are also subject to the provisions of the 1940 Act and the rules and regulations thereunder. While EQ Trust and VIP Trust are governed by different organizational documents, including separate Declarations of Trust, the rights of shareholders of EQ Trust portfolios (e.g., Franklin Strategic Income Portfolio) are substantially similar to the rights of shareholders of VIP Trust portfolios (e.g., Core Plus Bond Portfolio). Each Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or its portfolios (e.g., a Portfolio) and provides for indemnification from the portfolio’s property for all losses and expenses of any portfolio shareholder held personally liable for the obligations of the portfolio. Each Trust’s Declaration of Trust provides that the Board may establish portfolios and classes in addition to those currently established and that the Board may determine, in its sole discretion, the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the portfolios and classes. Under each Trust’s Declaration of Trust, the share of each class of a portfolio represents an identical interest in the portfolio’s investment portfolio and has the same rights, privileges and preferences. Each Declaration of Trust provides that a class may differ, however, with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege and/or conversion features, if any. Under each Declaration of Trust, each share of a portfolio is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the portfolio. Further, shareholder voting rights under each Declaration of Trust are substantially the same. Each Declaration of Trust provides for shareholder voting as required by the 1940 Act or other applicable laws, but otherwise permits, consistent with Delaware law, actions by the Trustees without seeking the consent of shareholders. Under each Declaration of Trust, shareholders of a portfolio are entitled to one vote for each full share held and fractional votes for fractional shares held. Each

Declaration of Trust provides that shares of a portfolio will be voted in the aggregate, except when a separate vote of the portfolio is required by law or when a matter involves the termination of the portfolio or any other action that the Board has determined will affect only the interests of one or more portfolio or class. Each Declaration of Trust does not provide for annual meetings of the Trust. Each Declaration of Trust provides that any Trustee may be removed at any meeting of shareholders by a vote of at least two-thirds of the outstanding shares of the Trust. Each Declaration of Trust further provides for shareholder voting with respect to the election or removal of Trustees, amendments to the Declaration of Trust affecting shareholder voting rights, and with respect to such additional matters relating to the Trust as may be required by applicable law, the governing documents, or as the Trustees may consider necessary or desirable.

The primary differences between the Trusts’ Declarations of Trust include the following: The EQ Trust Declaration of Trust includes provisions limiting the scope of the Trustees’ fiduciary duties to the Trust, series or shareholders to those imposed by applicable federal law and those included in the Declaration of Trust. The VIP Trust Declaration of Trust does not include this limitation. The EQ Trust Declaration of Trust also states that ownership of shares shall not entitle the shareholders to any rights under any contract or agreement entered into by the Trust or any series, including, without limitation, any third-party beneficiary rights, privileges, claims or remedies. In addition, the EQ Trust Declaration of Trust provides that, prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the Trustees. The EQ Trust Declaration of Trust details information, certifications, undertakings and acknowledgements that must be included in the demand. The Trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the EQ Trust Declaration of Trust. The EQ Trust Declaration of Trust also requires that, in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders representing, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, at least 5% of all shares issued or outstanding, or of the portfolios or classes to which such action relates if it does not relate to all portfolios and classes. The EQ Trust Declaration of Trust also provides that no shareholder may bring a direct action claiming injury as a shareholder of any portfolio or class thereof unless the shareholder has suffered an injury distinct from that suffered by shareholders of the portfolio or class, generally. A shareholder bringing a direct claim must be a shareholder of the portfolio or class against which the direct action is brought at the time of the injury complained of, or acquired the shares afterwards by operation of law from a person who was a shareholder at that time. The EQ Trust Declaration of Trust further requires that direct or derivative actions by shareholders against the Trust be brought only in the Court of Chancery of the State of Delaware to the extent there is subject matter jurisdiction in such court for the claims asserted or, if not, then in the Superior Court of the State of Delaware, and that the right to jury trial be waived to the fullest extent permitted by law. The VIP Trust Declaration of Trust does not include any corresponding provisions relating to derivative actions. In addition, the VIP Trust Declaration of Trust precludes the Trustees from making any changes to outstanding shares that would be materially adverse to shareholders. The EQ Trust Declaration of Trust does not include this limitation.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Management of EQ Trust and VIP Trust

This section provides information about the Trusts, the Adviser, and the Sub-Advisers for the Portfolios involved in the Reorganizations.

EQ Trust

EQ Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. EQ Trust’s Board is responsible for the overall management of EQ Trust and its portfolios. EQ Trust issues shares of beneficial interest that are currently divided among one hundred and four (104) Portfolios, forty-eight (48) of which are authorized to issue Class IA, Class IB and Class K shares, fifty-two (52) of which are authorized to issue Class IB and Class K shares, and four (4) of which are authorized to issue Class K shares. This Combined Proxy Statement/Prospectus describes the Class IB and Class K shares of the AXA IM Moderate Allocation Portfolio and 1290 VT Moderate Growth Allocation Portfolio, and the Class IB shares of the Low Volatility Global Equity Portfolio, Common Stock Index Portfolio, Franklin Growth Allocation Portfolio, JPMorgan Growth Allocation Portfolio, First Trust Moderate Growth

Allocation Portfolio, Invesco Moderate Growth Allocation Portfolio, Invesco International Growth Portfolio, MFS International Growth Portfolio, and Franklin Strategic Income Portfolio.

VIP Trust

VIP Trust is organized as a Delaware statutory trust and is registered with the SEC as an open-end management investment company. VIP Trust’s Board is responsible for the overall management of VIP Trust and its portfolios. VIP Trust issues shares of beneficial interest that are currently divided among eleven (11) Portfolios, eight (8) of which are authorized to issue Class A, Class B and Class K shares, and three (3) of which are authorized to issue Class B and Class K shares. This Combined Proxy Statement/Prospectus describes the Class B shares of the Core Plus Bond Portfolio.

The Adviser

EIM, 1290 Avenue of the Americas, New York, New York 10104, is the Adviser to each Acquired Portfolio and each Acquiring Portfolio. EIM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. EIM also is registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator (“CPO”) under the Commodity Exchange Act, as amended, and serves as a CPO with respect to certain portfolios of the Trust; however, EIM currently claims an exclusion (under CFTC Rule 4.5) from registration as a CPO with respect to each Acquired Portfolio and Acquiring Portfolio. Being subject to dual regulation by the SEC and the CFTC may increase compliance costs and may affect Portfolio returns. EIM is a wholly owned subsidiary of Equitable Financial Life Insurance Company (“Equitable Financial”). Equitable Financial is an indirect wholly-owned subsidiary of Equitable Holdings, Inc. (“Equitable Holdings”), which is a publicly-owned company. EIM serves as the investment adviser to mutual funds and other pooled investment vehicles and had approximately $135.2 billion in assets under management as of December 31, 2021. The Adviser has a variety of responsibilities for the general management and administration of the Trusts and their portfolios, including the Acquired Portfolios and the Acquiring Portfolios.

The Adviser provides or oversees the provision of all investment advisory, portfolio management, and administrative services to a Portfolio. The Adviser has supervisory responsibility for the management and investment of a Portfolio’s assets and develops the investment objectives and investment policies for a Portfolio. The Adviser also has full discretion to make all determinations with respect to the investment of a Portfolio’s assets that are not then managed by a Sub-Adviser. As further discussed below, the Adviser’s management responsibilities include the selection and monitoring of Sub-Advisers.

With respect to the Low Volatility Global Equity Portfolio and the 1290 VT Moderate Growth Allocation Portfolio, in addition to its managerial responsibilities, the Adviser is responsible for determining the strategic asset allocation for the Portfolios and the selection of the Underlying ETFs in which the Portfolios invest. The Adviser will make these determinations and engage in periodic rebalancing of each Portfolio’s investments.

The Adviser is responsible for overseeing Sub-Advisers and recommending their hiring, termination and replacement to the applicable Trust’s Board.

The Adviser selects Sub-Advisers to manage a sub-advised Portfolio’s assets by utilizing a due diligence process covering a number of key factors which include, but are not limited to, the Sub-Adviser’s reputation, organizational stability, investment personnel, long-term performance, investment philosophy and style and correlation with other Sub-Advisers (if any) retained for other allocated portions of the Portfolio.

The Adviser plays an active role in monitoring a Portfolio and Sub-Adviser and uses portfolio analytics systems to strengthenits evaluation of performance, style, risk levels, diversification and other criteria. The Adviser also monitors each Sub-Adviser’s portfolio management team to determine whether its investment activities remain consistent with a Portfolio’s investment style and objectives.

Beyond performance analysis, the Adviser monitors significant changes that may impact a Sub-Adviser’s overall business. The Adviser monitors continuity in each Sub-Adviser’s operations and changes in investment personnel and senior management. The Adviser performs due diligence reviews with each Sub-Adviser no less frequently than annually.

The Adviser obtains detailed, comprehensive information concerning Portfolio and Sub-Adviser performance and Portfolio operations that is used to supervise and monitor a Sub-Adviser and Portfolio operations. The Adviser has a team responsible for conducting ongoing investment reviews with each Sub-Adviser and for developing the criteria by which performance is measured.

The Adviser selects Sub-Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. The Adviser may hire, terminate and replace Sub-Advisers and amend sub-advisory agreements subject to the approval of the applicable Trust’s Board. The Adviser also may allocate a Portfolio’s assets to additional Sub-Advisers subject to the approval of the applicable Trust’s Board and has discretion to allocate a Portfolio’s assets among its current Sub-Advisers. The Adviser recommends Sub-Advisers for a Portfolio to the applicable Trust’s Board based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating a Sub-Adviser, and the Adviser does not expect to recommend frequent changes of Sub-Advisers.

If the Adviser hires, terminates or replaces a Sub-Adviser to a Portfolio (or a portion thereof) or adjusts the asset allocation among Sub-Advisers to a Portfolio, the affected Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Sub-Adviser(s). A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the change. Generally, transitions may be implemented before or after the effective date of the new Sub-Adviser’s appointment as a sub-adviser to the Portfolio, and may be completed in several days to several weeks, depending on the particular circumstances of the transition. In addition, the past performance of a Portfolio is not an indication of future performance. This may be particularly true for any Portfolio that has undergone Sub-Adviser changes and/or changes to its investment objectives or policies (such as the Core Plus Bond Portfolio).

The Adviser has been granted relief by the SEC to hire, terminate and replace Sub-Advisers of the Portfolios and to amend sub-advisory agreements without obtaining shareholder approval, subject to the approval of the applicable Trust’s Board. In addition, the Adviser has the ability to allocate a Portfolio’s assets to additional Sub-Advisers, subject to approval of the applicable Trust’s Board. The Adviser also has discretion to allocate a Portfolio’s assets among its current Sub-Advisers. If a new Sub-Adviser is retained for a Portfolio, the shareholders of the Portfolio would receive notice of such action. However, the Adviser may not enter into a sub-advisory agreement with an “affiliated person” of the Adviser (as that term is defined in the 1940 Act) (“Affiliated Sub-Adviser”), such as AllianceBernstein L.P., unless the sub-advisory agreement with the Affiliated Sub-Adviser, including compensation, is also approved by the affected Portfolio’s shareholders. Such approval has previously been obtained with respect to the sub-advisory agreement, including compensation, between the Adviser and AllianceBernstein L.P. with respect to the Common Stock Index Portfolio. The Adviser has the ability to hire Sub-Advisers to provide research, stock selection, and trading services for the Low Volatility Global Equity Portfolio and the 1290 VT Moderate Growth Allocation Portfolio, although these Portfolios do not currently have Sub-Advisers.

An amendment to an advisory agreement between EIM and the applicable Trust that would result in an increase in the advisory fee rate specified in that agreement (i.e., the aggregate advisory fee) charged to a Portfolio will also be submitted to shareholders for approval.

A committee of EIM investment personnel is primarily responsible for (i) selecting, monitoring and overseeing the Sub-Adviser(s) for each Acquired Portfolio and Acquiring Portfolio (other than the Low Volatility Global Equity Portfolio and the 1290 VT Moderate Growth Allocation Portfolio, which do not currently have Sub-Advisers); and (ii) the day-to-day management of the Low Volatility Global Equity Portfolio and the

1290 VT Moderate Growth Allocation Portfolio. The committee members also perform other duties for portfolios not described in this Combined Proxy Statement/Prospectus.

Kenneth T. Kozlowski, CFP®, ChFC, CLU has served as Executive Vice President and Chief Investment Officer of EIM since June 2012, as Executive Vice President of Equitable Investment Management, LLC since July 2021, and as Signatory Officer of Equitable Financial since November 2011. He served as Senior Vice President of EIM from May 2011 to June 2012, as Vice President of Equitable Financial from February 2001 to August 2011, and as Managing Director of Equitable Financial from September 2011 to November 2021.

Alwi Chan, CFA® has served as Senior Vice President and Deputy Chief Investment Officer of EIM since June 2012. He served as Vice President of EIM from May 2011 to June 2012. He has been an employee of Equitable Financial since 1999.

Xavier Poutas, CFA® has served as an Assistant Portfolio Manager of EIM since May 2011 and as a Vice President of EIM since June 2016. He joined EIM in October 2004 as a Fund Administrator and was involved in the implementation of the asset allocation strategy for the funds of funds managed by EIM. He has been an employee of Equitable Financial since August 2002.

Miao Hu, CFA® has served as an Assistant Portfolio Manager of EIM since May 2016 and as a Vice President of EIM since June 2016. She has served as a Director of Portfolio Analytics of EIM since December 2014. She has been an employee of Equitable Financial since November 2013.

Kevin McCarthy has served as an Assistant Portfolio Manager of EIM since December 2018. He is a manager of the asset allocation strategy for the funds of funds managed by EIM. He has been an employee of Equitable Financial since August 2015. Prior to joining Equitable Financial, he was a Senior Quantitative Analyst at Aviva Investors from October 2013 to August 2015.

The committee includes Mr. Kozlowski, Mr. Chan, Mr. Poutas, Ms. Hu, and Mr. McCarthy for the Low Volatility Global Equity Portfolio and 1290 VT Moderate Growth Allocation Portfolio, and Mr. Kozlowski and Mr. Chan for the Core Plus Bond Portfolio, Franklin Growth Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio, Invesco International Growth Portfolio, Franklin Strategic Income Portfolio, Common Stock Index Portfolio, JPMorgan Growth Allocation Portfolio, Invesco Moderate Growth Allocation Portfolio, and MFS International Growth Portfolio. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of a Portfolio is available in the Portfolios’ Statement of Additional Information.

Advisory and Administrative Fees

Each Portfolio pays a fee to the Adviser for advisory services. The table below shows the annual rate of the advisory fees (as a percentage of each Portfolio’s average daily net assets) that the Adviser received from each Portfolio in 2021 for providing advisory services to the Portfolio and the rate of the advisory fees waived by the Adviser in 2021 in accordance with the provisions of the Expense Limitation Arrangement, as defined below, between the Adviser and the respective Trust with respect to each Portfolio.

	Annual Rate Received All Classes
Acquiring Portfolios		Class IB	Class B	Class K
Common Stock Index Portfolio	0.31%	0.00%	N/A	N/A
JPMorgan Growth Allocation Portfolio	0.80%	(0.06)%	N/A	N/A
Invesco Moderate Growth Allocation Portfolio	0.80%	(0.03)%	N/A	N/A
1290 VT Moderate Growth Allocation Portfolio	0.70%	(0.14)%	N/A	N/A
MFS International Growth Portfolio	0.83%	(0.12)%	N/A	N/A
Core Plus Bond Portfolio	0.60%	N/A	(0.09)%	N/A

	Annual Rate Received All Classes
Acquired Portfolios		Class IB	Class K
Low Volatility Global Equity Portfolio	0.50%	(0.65)%	N/A
Franklin Growth Allocation Portfolio	0.80%	(0.18)%	N/A
First Trust Moderate Growth Allocation Portfolio	0.80%	(0.15)%	N/A
AXA IM Moderate Allocation Portfolio	0.80%	(0.25)%	(0.26)%
Invesco International Growth Portfolio	0.71%	0.00%	N/A
Franklin Strategic Income Portfolio	0.59%	(0.18)%	N/A

Effective October 1, 2021, the contractual rate of the advisory fee (as a percentage of the Portfolio’s average daily net assets) payable by the Common Stock Index Portfolio changed to the contractual fee rate shown in the following table:

Portfolio	First $2 Billion	Next $4 Billion	Next $2 Billion	Thereafter
Common Stock Index Portfolio	0.350%	0.300%	0.275%	0.250%

In the interest of limiting through April 30, 2024 (unless the Board of Trustees of the respective Trust consents to an earlier revision or termination of this arrangement) the expenses of each Acquiring Portfolio, the Adviser has entered into an expense limitation agreement with each Trust with respect to each of its respective Acquiring Portfolios. Pursuant to the expense limitation arrangements, the Adviser has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of each Acquiring Portfolio so that (1) the annual operating expenses of the Common Stock Index Portfolio and the MFS International Growth Portfolio (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below; and (2) the annual operating expenses (including acquired fund fees and expenses) of the other Acquiring Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below:

Acquiring Portfolios	Class IB	Class B	Class K
Common Stock Index Portfolio	0.68%	N/A	N/A
JPMorgan Growth Allocation Portfolio	1.20%	N/A	N/A
Invesco Moderate Growth Allocation Portfolio	1.20%	N/A	N/A
1290 VT Moderate Growth Allocation Portfolio	1.10%	N/A	0.85%
MFS International Growth Portfolio	1.10%	N/A	N/A
Core Plus Bond Portfolio*	N/A	0.95%	N/A

*	As indicated in Proposal 6, the Adviser has undertaken to enter into a new contractual expense limitation arrangement with respect to the Core Plus Bond Portfolio. Under this contract, the Adviser would agree to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) so that the annual operating expenses (including acquired fund fees and expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets of 0.93% for Class B shares of the Portfolio.

The expense limitation arrangements may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the Acquiring Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Acquiring Portfolio’s expense cap at the time of the waiver or the Acquiring Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments made, the Acquiring Portfolio will be charged such lower expenses.

In the interest of limiting through April 30, 2023 (unless the Board of Trustees of EQ Trust consents to an earlier revision or termination of this arrangement) the expenses of each Acquired Portfolio, the Adviser has entered into an expense limitation agreement with EQ Trust with respect to each of the Acquired Portfolios. Pursuant to the expense limitation arrangements, the Adviser has agreed to make payments or waive its and its affiliates’ management, administrative and other fees to limit the expenses of each Acquired Portfolio so that the annual operating expenses (including acquired fund fees and expenses) of the Acquired Portfolio (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses, and extraordinary expenses) do not exceed an annual rate of average daily net assets as set forth in the table below:

Acquired Portfolios	Class IB	Class K
Low Volatility Global Equity Portfolio	0.90%	N/A
Franklin Growth Allocation Portfolio	1.20%	N/A
First Trust Moderate Growth Allocation Portfolio	1.20%	N/A
AXA IM Moderate Allocation Portfolio	1.20%	0.95%
Invesco International Growth Portfolio	1.15%	N/A
Franklin Strategic Income Portfolio	0.93%	N/A

The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payment or waiver being made and the Acquired Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Acquired Portfolio’s expense cap at the time of the waiver or the Acquired Portfolio’s expense cap at the time of the reimbursement, whichever is lower. If the actual expense ratio is less than the expense cap and the Adviser has recouped any eligible previous payments made, the Acquired Portfolio will be charged such lower expenses.

The expense limitation described above for each Acquired Portfolio is the current arrangement of the Acquired Portfolio and will not continue if its Reorganization is approved. If an Acquired Portfolio is reorganized, the Adviser will forgo the recoupment of any amounts waived or reimbursed with respect to that Acquired Portfolio prior to its Reorganization.

Each Sub-Adviser to a Portfolio is paid by the Adviser. Changes to the sub-advisory fees may be negotiated, which could result in an increase or a decrease in the amount of the advisory fee retained by the Adviser, without shareholder approval.

A discussion of the basis for the decision by the Board of each of EQ Trust and VIP Trust to approve the investment advisory and sub-advisory agreements with respect to each Portfolio is available in each respective Trust’s Annual Report to Shareholders for the fiscal year ended December 31, 2021.

Equitable Investment Management, LLC (the “Administrator”), an affiliate of the Adviser, currently serves as the administrator of the Portfolios. The administrative services provided to the Trusts by the Administrator include, among others, coordination of each Trust’s audit, financial statements and tax returns; expense management and budgeting; legal administrative services and compliance monitoring; portfolio accounting services, including daily net asset value accounting; operational risk management; and assistance with the administration of each Trust’s proxy voting policies and procedures and anti-money laundering program. For these administrative services, each Portfolio pays the Administrator its proportionate share of an asset-based administration fee, as described below.

With respect to the Low Volatility Global Equity Portfolio, Common Stock Index Portfolio, MFS International Growth Portfolio, Invesco International Growth Portfolio and Franklin Strategic Income Portfolio, each Portfolio pays the Administrator its proportionate share of an asset-based administration fee of 0.100% of the first $30 billion of the aggregate average daily net assets of the Single-Advised Portfolios (as defined in the paragraph immediately below); 0.0975% of the next $10 billion; 0.0950% of the next $5 billion; 0.0775% of the next $10 billion; 0.0750% of the next $30 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly, and each Portfolio is subject to a minimum annual fee of $30,000.

For purposes of calculating the asset-based administration fee, the assets of the Portfolios named in the immediately preceding paragraph are aggregated with the assets of the following portfolios, each of which is a series of EQ Trust and is also managed by EIM: EQ/AB Short Duration Government Bond Portfolio, EQ/AB Sustainable U.S. Thematic Portfolio, EQ/ClearBridge Large Cap Growth ESG Portfolio, EQ/Janus Enterprise Portfolio, EQ/Loomis Sayles Growth Portfolio, EQ/Value Equity Portfolio, EQ/Capital Group Research Portfolio, EQ/Core Bond Index Portfolio, EQ/Equity 500 Index Portfolio, EQ/lnternational Equity Index Portfolio, EQ/lntermediate Government Bond Portfolio, EQ/lnvesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/Invesco Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/American Century Mid Cap Value Portfolio, EQ/Fidelity Institutional AM® Large Cap Portfolio, EQ/Franklin Rising Dividends Portfolio, EQ/Goldman Sachs Mid Cap Value Portfolio, EQ/Invesco Global Real Assets Portfolio, EQ/Wellington Energy Portfolio, EQ/MFS Mid Cap Focused Growth Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, EQ/MFS International Intrinsic Value Portfolio, EQ/MFS Technology Portfolio, EQ/MFS Utilities Series Portfolio, EQ/T. Rowe Price Health Sciences Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return ESG Portfolio, EQ/Long-Term Bond Portfolio, 1290 VT Convertible Securities Portfolio, 1290 VT DoubleLine Dynamic Allocation Portfolio, 1290 VT DoubleLine Opportunistic Bond Portfolio, 1290 VT Equity Income Portfolio, 1290 VT GAMCO Mergers & Acquisitions Portfolio, 1290 VT GAMCO Small Company Value Portfolio, 1290 VT Multi-Alternative Strategies Portfolio, 1290 VT Natural Resources Portfolio, 1290 VT Real Estate Portfolio, 1290 VT SmartBeta Equity ESG Portfolio, and 1290 VT Socially Responsible Portfolio (collectively, the “Single-Advised Portfolios”),

With respect to the AXA IM Moderate Allocation Portfolio, Franklin Growth Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, Invesco Moderate Growth Allocation Portfolio, JPMorgan Growth Allocation Portfolio, 1290 VT Moderate Growth Allocation Portfolio and Core Plus Bond Portfolio, each Portfolio pays the Administrator its proportionate share of an asset-based administration fee of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios (as defined in the paragraph immediately below); 0.110% of the next $20 billion; 0.0875% of the next $20 billion; 0.0775% of the next $20 billion; 0.0750% of the next $20 billion; and 0.0725% thereafter. The asset-based administration fee is calculated and billed monthly, and each Portfolio is subject to a minimum annual fee of $32,500.

For purposes of calculating the asset-based administration fee, the assets of the Portfolios named in the immediately preceding paragraph are aggregated with (i) the assets of the following portfolios, each of which is a series of EQ Trust and is also managed by EIM: EQ/Global Equity Managed Volatility Portfolio, EQ/International Core Managed Volatility Portfolio, EQ/International Value Managed Volatility Portfolio, EQ/Large Cap Core Managed Volatility Portfolio, EQ/Large Cap Growth Managed Volatility Portfolio, EQ/Large Cap Value Managed Volatility Portfolio, EQ/Mid Cap Value Managed Volatility Portfolio, EQ/AB Small Cap Growth Portfolio, EQ/Franklin Small Cap Value Managed Volatility Portfolio, EQ/Morgan Stanley Small Cap Growth Portfolio, EQ/ClearBridge Select Equity Managed Volatility Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager Technology Portfolio, ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, EQ/2000 Managed Volatility Portfolio, EQ/400 Managed Volatility Portfolio, EQ/500 Managed Volatility Portfolio, EQ/International Managed Volatility Portfolio, EQ/AB Dynamic Aggressive Growth Portfolio, EQ/AB Dynamic Growth Portfolio, EQ/AB Dynamic Moderate Growth Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/Franklin Moderate Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Goldman Sachs Moderate Growth Allocation Portfolio, EQ/Invesco Moderate Allocation Portfolio, 1290 VT High Yield Bond Portfolio, 1290 VT Micro Cap Portfolio, 1290 VT Small Cap Value Portfolio, EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio, EQ/Aggressive Growth Strategy Portfolio, EQ/All Asset Growth Allocation Portfolio, Equitable Growth MF/ETF Portfolio, and Equitable

Moderate Growth MF/ETF Portfolio, and (ii) the assets of the following portfolios, each of which is a series of VIP Trust and is also managed by EIM: EQ/Aggressive Allocation Portfolio, EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio, and Target 2055 Allocation Portfolio (collectively, the “Aggregated Portfolios”).

The Sub-Advisers

Investments for each of the Portfolios, other than the Low Volatility Global Equity Portfolio and the 1290 VT Moderate Growth Allocation Portfolio, are selected by its Sub-Adviser(s). The following table describes these Portfolios’ Sub-Adviser(s) and portfolio managers and each portfolio manager’s business experience. Information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities of a Portfolio is available in the Portfolios’ Statement of Additional Information.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience

Franklin Growth Allocation Portfolio	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906 Portfolio Managers Jacqueline Kenney Laura Green

Jacqueline Kenney is Vice President and Portfolio Manager for Franklin Templeton Investment Solutions. Prior to Franklin Templeton, Ms. Kenney was a member of the Portfolio Management group at QS Investors, a quantitative multi-asset and equity manager.

Laura Green is Vice President and Portfolio Manager within Franklin Templeton Investment Solutions. Ms. Green is responsible for asset allocation (multi-asset) strategies, including target-date, target-risk, volatility-controlled, ESG and customized solutions. Prior to joining Franklin Templeton, Ms. Green was a member of the Portfolio Management team at QS Investors, a quantitative multi-asset and equity manager.

First Trust Moderate Growth Allocation Portfolio	First Trust Advisors L.P. 120 East Liberty Drive Wheaton, IL 60187 Portfolio Managers John Gambla Rob Guttschow

John Gambla is a senior portfolio manager for the Alternatives Investment Team at First Trust. Mr. Gambla has served in a variety of roles throughout his career including: portfolio management, research, business development and strategy development. He joined First Trust in July 2011.

Rob Guttschow is a senior portfolio manager for the Alternatives Investment Team at First Trust. He joined First Trust in July 2011.

AXA IM Moderate Allocation Portfolio	AXA Investment Managers US Inc. 100 W. Putnam Avenue 4th Floor Greenwich, CT 06830 Portfolio Managers Benoit Delabre Laurent Rabatel Christophe Servoin

Benoit Delabre joined AXA IM in January 2007 as a Portfolio Manager.

Laurent Rabatel joined AXA IM in December 2014 as a Portfolio Manager. Prior to joining AXA IM, he spent seven years with Lyxor Asset Management in Paris, France, as a structured products Portfolio Manager.

Christophe Servoin joined AXA IM in June 2012 as a Portfolio Manager. Prior to joining AXA IM, he spent four years and half with Barclays Wealth as a structured products Portfolio Manager. He began his career in 2004 working for SGAM Alternative Investments as a Portfolio Manager Assistant. Christophe is graduated from the French Engineering

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience
school Ecole Centrale Lyon and from the French business school ESSEC. He is also a CFA charterholder.

Invesco International Growth Portfolio	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309 Portfolio Managers Clas Olsson Brent Bates Mark Jason Richard Nield

Clas Olsson, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 1994.

Brent Bates, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 1996.

Mark Jason, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 2001.

Richard Nield, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 2000.

Franklin Strategic Income Portfolio	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403-1906 Portfolio Managers Sonal Desai Patricia O’Connor Will Chong David Yuen

Dr. Sonal Desai is Executive Vice President and Chief Investment Officer of Franklin Templeton Fixed Income Group. She joined Franklin Templeton Investments in 2009.

Patricia O’Connor is a Vice President of Franklin Advisers. She joined Franklin Templeton Investments in 1997.

Will Chong, Vice President and Portfolio Manager for the Franklin Templeton Fixed Income Group, joined Franklin Templeton in 2008. Mr. Chong performs portfolio construction and implementation for multi-sector fixed income strategies.

David Yuen, Senior Vice President and Director of Quantitative Strategy in the Franklin Templeton Fixed Income department, joined Franklin Templeton in 1988. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures.

Common Stock Index Portfolio	AllianceBernstein, L.P. 501 Commerce Street Nashville, TN 37203 Portfolio Managers Joshua Lisser Katherine Robertson Geoff Tomlinson

Joshua Lisser Senior Vice President/Chief Investment Officer, Index Strategies and is a member of the Blend Solutions Team. He joined AllianceBernstein in 1992 as a portfolio manager in the index strategies group and developed the international and global risk controlled equity services.

Katherine Robertson is a Portfolio Manager for Index Strategies at AllianceBernstein. She joined AllianceBernstein in 2007 and transitioned into her current role in 2021, after seven years as a manager in the Multi-Asset Solutions Portfolio Management Group.

Geoff Tomlinson is a Portfolio Manager for Index Strategies at AllianceBernstein. He joined AllianceBernstein in 2006 as an associate in the Institutional Investment Management Sales Group. Prior to transitioning to his current role, from 2011 to 2019, Mr. Tomlinson was a portfolio analyst for Index Strategies, with a focus on custom index and enhanced index strategies.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience

JPMorgan Growth Allocation Portfolio	J.P. Morgan Investment Management Inc. 383 Madison Avenue New York, NY 10179 Portfolio Managers Michael Feser Grace Koo Matthew Cummings

Michael Feser, Managing Director, is a portfolio manager on the Multi-Asset Solutions team based in New York. In this role, Mr. Feser is responsible for managing portfolios and expanding the Multi-Asset Solutions team’s capabilities in the sub-advisory segment. A particular area of focus is the design and management of risk/volatility controlled investment strategies. In addition, Mr. Feser serves on J.P. Morgan Asset Management’s long-term capital markets assumptions committee, advises clients on investment strategy design and strategic asset allocation issues. An employee since 1994, Mr. Feser has more than two decades of markets, multi-asset and fixed income research and investment experience. He is a CFA charterholder.

Grace Koo, Executive Director, is a portfolio manager and quantitative research analyst in Multi-Asset Solutions, based in New York. Since joining the team in 2011, Ms. Koo has focused on the development of quantitative multi-asset portfolio strategies, global tactical asset allocation, dynamic asset allocation and Multi-Asset Solutions’ long-term capital market assumptions. Prior to joining the team, Ms. Koo was a strategist in the global asset allocation and alternative investments team for J.P. Morgan’s Investment Bank based in London.

Matthew Cummings, Executive Director, is a portfolio manager for J.P. Morgan Asset Management’s Multi-Asset Solutions team based in New York. An employee since 2008, Mr. Cummings is responsible for manager selection and portfolio construction. He focuses on portfolio management and the interpretation and implementation of tactical asset allocation strategy across multi-asset class portfolios, with a specific focus on target date, total return, and risk managed strategies. He is a CFA charterholder.

Invesco Moderate Growth Allocation Portfolio	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309 Portfolio Managers Duy Nguyen Jacob Borbidge Robert Young

Duy Nguyen is Chief Investment Officer and Portfolio Manager for the Invesco Solutions team at Invesco. Mr. Nguyen joined Invesco in 2000.

Jacob Borbidge serves as a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2004. He has been a portfolio manager of the Portfolio since February 2016.

Robert Young serves as a Portfolio Manager of Invesco. He has been associated with Invesco and/or its affiliates since 2001. He has been a portfolio manager of the Portfolio since March 2016.

MFS International Growth Portfolio	Massachusetts Financial Services Company d/b/a MFS Investment Management 111 Huntington Avenue Boston, MA 02199 Portfolio Managers Kevin Dwan Matthew Barrett

Kevin Dwan is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2005.

Matthew Barrett is an Investment Officer and Portfolio Manager of MFS and has been employed in the investment area of MFS since 2001.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience
	Brett Fleishman	Brett Fleishman is an Investment Officer and Institutional Portfolio Manager of MFS and has been employed in the investment area of MFS since 2001.

Core Plus Bond Portfolio	AXA Investment Managers US Inc. 100 W. Putnam Avenue 4th Floor Greenwich, CT 06830 Portfolio Managers Michael Graham Robert Houle

Michael Graham is the Head of U.S. High Yield and a Senior U.S. High Yield Portfolio Manager at AXA IM. Since joining AXA IM in 2007, Mr. Graham has held various leadership roles within the U.S. High Yield team.

Robert Houle is a Senior U.S. High Yield Portfolio Manager at AXA IM. Prior to joining AXA IM in 2005 as a U.S. high yield analyst, Mr. Houle was a trader at Lehman Brothers.

Brandywine Global Investment Management, LLC 1735 Market Street Philadelphia, PA 19103 Portfolio Managers Anujeet Sareen Brian Kloss Tracy Chen

Anujeet Sareen,is a portfolio manager for Brandywine Global’s global fixed income and related strategies. Prior to joining Brandywine Global in 2016, Mr. Sareen was employed at Wellington Management since 1994 where he served as a managing director of global fixed income and a global macro strategist, as well as Chair of the Currency Strategy Group.

Brian L. Kloss is a portfolio manager and head of high yield for Brandywine Global. Brian joined Brandywine Global in December 2009, bringing with him over 10 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Brian earned his J.D. from Villanova School of Law and graduated summa cum laude with B.S. in Accounting from University of Scranton. He is also a member of the New Jersey and Pennsylvania Bar and is a Pennsylvania Certified Public Accountant.

Tracy Chen is a portfolio manager and head of Structured Credit for Brandywine Global. Tracy is responsible for conducting credit analysis on mortgage-backed securities (MBS) with special emphasis on collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and other structured products. She also monitors and analyzes the investment merits of global corporate debt issues. She joined the firm in August 2008. Prior to joining Brandywine Global, she was with UBS Investment Bank as director of the fixed income valuation group (2006-2008), GMAC Mortgage Group as a mortgage pricing analyst (2003-2006), Deloitte Consulting as a senior corporate strategy consultant (2001-2003), and J&A Securities Ltd. in Shenzhen, China, as an international corporate finance associate (1995-1999).

	Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111	Christopher T. Harris is a Vice President of Loomis Sayles, portfolio manager for the Loomis Sayles fixed income group and co-head of the relative return team.

Portfolios	Sub-Adviser(s) and Portfolio Managers	Business Experience
Portfolio Managers Christopher T. Harris Clifton V. Rowe Daniel Conklin

He co-manages the Loomis Sayles Limited Term Government & Agency and Intermediate Duration Bond funds, in addition to the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core, Intermediate Duration and Short Duration strategies. Mr. Harms joined Loomis Sayles in 2010 and has 41 years of investment industry experience. He earned a BSBA from Villanova University and an MBA from Drexel University.

Clifton V. Rowe is a Vice President of Loomis Sayles and portfolio manager for the Loomis Sayles fixed income team and the mortgage and structured finance team. He co-manages the Loomis Sayles Limited Term Government & Agency and Intermediate Duration Bond funds, in addition to the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core, Short Duration, and Intermediate Duration strategies and the Loomis Sayles Securitized Asset Fund. Mr. Rowe joined Loomis Sayles in 1992 and has 29 years of investment industry experience. He earned a BBA from James Madison University and an MBA from the University of Chicago.

Daniel Conklin is a Vice President of Loomis Sayles and a portfolio manager for the relative return team. He co-manages the Loomis Sayles Intermediate Duration Bond and Limited Term Government & Agency funds, as well as the Natixis Loomis Sayles Short Duration Income ETF. He also co-manages the Loomis Sayles Core Fixed Income, Short Duration Fixed Income and Intermediate Duration Fixed Income strategies. Mr. Conklin joined Loomis Sayles in 2012 and has 11 years of investment industry experience. He earned a BS from the University of Massachusetts, Lowell and an MS in Finance from Northeastern University.

Portfolio Services

Portfolio Distribution Arrangements

EQ Trust

Equitable Distributors, LLC (“Equitable Distributors”) serves as the distributor for the Class IB and Class K shares of EQ Trust. Each class of shares is offered and redeemed at its net asset value without any sales load. Equitable Distributors is an affiliate of EIM. Equitable Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority, Inc. (FINRA).

EQ Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class IB shares (“Distribution Plan”). Under the Distribution Plan, the Class IB shares of EQ Trust are charged a distribution and/or service (12b-1) fee to compensate Equitable Distributors for promoting, selling and servicing shares of the portfolios of EQ Trust. The distribution and/or service (12b-1) fee may be retained by Equitable Distributors or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for a Portfolio’s Class IB shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class IB shares. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, the fees for Class IB shares will increase your cost of investing and may cost you more than other types of charges.

VIP Trust

Equitable Distributors serves as the distributor for the Class B shares of VIP Trust. The class of shares is offered and redeemed at its net asset value without any sales load.

VIP Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust’s Class B shares. Under the Distribution Plan, the Class B shares of VIP Trust are charged a distribution and/or service (12b-1) fee to compensate Equitable Distributors for promoting, selling and servicing shares of the portfolios of VIP Trust. The distribution and/or service (12b-1) fee may be retained by Equitable Distributors or used to pay financial intermediaries for similar services. The maximum distribution and/or service (12b-1) fee for a Portfolio’s Class B shares is equal to an annual rate of 0.25% of the average daily net assets attributable to the Portfolio’s Class B shares. Because these fees are paid out of a Portfolio’s assets on an ongoing basis, over time, the fees for Class B shares will increase your cost of investing and may cost you more than other types of charges.

The distributor also may receive payments from certain Sub-Advisers of a Portfolio or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the Portfolio. These sales meetings or seminar sponsorships may provide the Sub-Advisers with increased access to persons involved in the distribution of the Contracts. The distributor also may receive marketing support from the Sub-Advisers in connection with the distribution of the Contracts. These payments may provide an incentive to the Adviser in selecting one Sub-Adviser over another or a disincentive for the Adviser to recommend the termination of such Sub-Advisers.

Payments to Broker-Dealers and Other Financial Intermediaries

The Portfolios are not sold directly to the general public but instead are offered as underlying investment options for Contracts and retirement plans and to other eligible investors. The Portfolios and the Adviser and its affiliates may make payments to sponsoring insurance companies (and their affiliates) or other financial intermediaries for distribution and/or other services. These payments create a conflict of interest by influencing an insurance company or other financial intermediary and your financial adviser to recommend a Portfolio over another investment or by influencing an insurance company to include a Portfolio as an underlying investment option in the Contract. The prospectus (or other offering document) for your Contract may contain additional information about these payments. Ask your financial adviser or visit your financial intermediary’s website for more information.

Buying and Selling Shares

The Portfolios’ shares are currently sold only to insurance company separate accounts in connection with Contracts issued or to be issued by Equitable Financial or other affiliated or unaffiliated insurance companies and The Equitable 401(k) Plan. Shares also may be sold to other portfolios managed by EIM that currently sell their shares to such accounts and to other investors eligible under applicable federal tax regulations. Class K shares of the Portfolios are sold only to other portfolios of the Trusts and certain group annuity plans.

The Portfolios do not have minimum initial or subsequent investment requirements. Shares of the Portfolios are redeemable on any business day (normally any day on which the New York Stock Exchange (the “NYSE”) is open) upon receipt of a request. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. Please refer to your Contract prospectus for more information on purchasing and redeeming shares of the Portfolios.

All shares are purchased and sold at their net asset value without any sales load. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios typically expect to meet redemption requests by paying out available cash or proceeds from selling portfolio holdings, which may include cash equivalent portfolio holdings. Redemption methods also may include redeeming in kind under appropriate circumstances, such as in connection with transactions involving the substitution of shares of one Portfolio (the replacement portfolio) for shares of another Portfolio (the replaced portfolio) held by insurance company separate accounts to fund Contracts. The Portfolios reserve the right to suspend or change the terms of purchasing shares.

The Trusts may suspend the right of redemption for any period or postpone payment for more than seven days when the NYSE is closed (other than a weekend or holiday) or when trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions also may be suspended and payments may be postponed for more than seven days during other periods permitted by the SEC. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of EIM.

The Trusts, on behalf of each Portfolio, believe that it is in the best interests of their long-term investors to discourage frequent purchases, redemptions, exchanges and transfers (referred to collectively as “frequent trading”) of Portfolio shares. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Portfolios.

Frequent trading of Portfolio shares, including market timing and other program trading or short-term trading strategies, may be disruptive to the Portfolios. Frequent trading may adversely affect Portfolio performance and the interests of long-term investors by, among other things, requiring a Portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Portfolio may have to sell its holdings to have the cash necessary to redeem the market timer’s shares. This can happen when it is not advantageous to sell any securities, so the Portfolio’s performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because a Portfolio cannot predict how much cash it will have to invest, and the Portfolio’s portfolio management team may have to allocate a significant amount of assets to cash and other short-term investments or sell investments, rather than maintaining investments selected to achieve the Portfolio’s investment objective. In addition, frequent trading of Portfolio shares may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of frequent trading.

Portfolios (or Underlying ETFs in which a Portfolio invests) that invest a significant portion of their assets in foreign securities tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than funds that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. market. This short-term arbitrage activity can reduce the return received by long-term investors. The Portfolios will seek to minimize these opportunities by using fair value pricing, as described in “How Shares are Priced” below.

In addition, a Portfolio that invests in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid also may be vulnerable to market timing and short-term trading strategies. Traders using such strategies may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the value of the Portfolio’s shares and the latest indications of market values for those securities. For example, high-yield securities may present opportunities for short-term trading strategies because the market for such securities may be less liquid than the market for higher quality securities, which could result in pricing inefficiencies. One of the objectives of the Trusts’ fair value pricing procedures, as described in “How Shares are Priced” below, is to minimize the possibilities of this type of arbitrage; however, there can be no assurance that the Trusts’ valuation procedures will be successful in eliminating it.

Each Trust has adopted certain policies and procedures discussed below to discourage what it considers to be frequent trading. For Contractholders who have invested in shares of a Portfolio through an insurance company separate account, frequent trading includes frequent transfers between the Portfolios available through the policy or contract. The Trusts and the Portfolios discourage frequent trading of Portfolio shares by Contractholders and will not make special arrangements to accommodate such trading. As a general matter, each Trust and each Portfolio reserve the right to reject any transfer request that they believe, in their sole discretion, is disruptive (or potentially disruptive) to the management of the Portfolio.

If EIM, on behalf of a Trust, determines that a Contractholder’s transfer patterns are disruptive to the Trust’s Portfolios, EIM or an affiliate (including the Administrator) may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, internet services or any electronic transfer services. The Administrator is generally responsible for monitoring, testing and maintaining compliance policies, procedures and other items for the Trusts, and thus assists in monitoring each Trust’s compliance with applicable requirements pursuant to the policies and procedures described below. EIM or an affiliate may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner. In making these determinations, EIM or an affiliate may consider the combined transfer activity of Contracts that it believes are under common ownership, control or direction.

Each Trust currently considers transfers into and out of (or vice versa) the same Portfolio within a five-business day period as potentially disruptive trading activity. In order to reduce disruptive trading activity, each Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in the Portfolios. Each Trust aggregates inflows and outflows for each Portfolio on a daily basis. When a potentially disruptive transfer into or out of a Portfolio occurs on a day when the Portfolio’s net inflows and outflows exceed an established monitoring threshold, EIM or an affiliate sends a letter to the Contractholder explaining that there is a policy against disruptive trading activity and that if such activity continues, EIM or an affiliate may take the actions described above to restrict the availability of voice, fax and automated transaction services. If such Contractholder is identified a second time as engaging in potentially disruptive trading activity, EIM or an affiliate currently will restrict the availability of voice, fax and automated transaction services. EIM or an affiliate currently will apply such action for the remaining life of each affected Contract. Because EIM or an affiliate exercises discretion in determining whether or not to take the actions discussed above, some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent transfer activity while others will bear the effect of the frequent transfer activity. Although Contractholders who have engaged in disruptive trading activity currently receive letters notifying them of EIM’s or an affiliate’s intention to restrict access to communication services, such letters may not continue to be provided in the future.

The policies and procedures described above also apply to retirement plan participants.

The policies and procedures described above do not apply to funds of funds managed by EIM. The Trusts generally do not consider trading activity by any funds of funds managed by EIM or trading activity associated with approved asset allocation programs to be disruptive trading activity.

Each Trust seeks to apply its policies and procedures to all Contractholders, including Contractholders whose accounts are held through any omnibus accounts, uniformly. It should be recognized, however, that such policies and procedures are subject to limitations:

•	There is no assurance that the methods described above will prevent frequent trading or other trading that may be deemed disruptive. The Trusts’ procedures do not eliminate the possibility that frequent trading will occur or that Portfolio performance will be affected by such activity.

•	The design of such policies and procedures involves inherently subjective judgments, which EIM and its affiliates, on behalf of each Trust, seek to make in a fair and reasonable manner consistent with the interests of all Contractholders.

•	The limits on the ability to monitor potentially disruptive trading mean that some Contractholders may be treated differently than others, resulting in the risk that some Contractholders may be able to engage in frequent trading while others will bear the effect of such trading.

Consistent with seeking to discourage potentially disruptive trading, EIM, or an affiliate thereof, or a Trust also may, in its sole discretion and without further notice, change what it considers potentially disruptive trading and its monitoring procedures and thresholds, as well as change its procedures to restrict such trading. You should consult your Contract prospectus for information on other specific limitations on the transfer privilege.

Notwithstanding our efforts, we may be unable to detect or deter market timing activity by certain persons, which can lead to disruption of management of, and excess costs to, a particular Portfolio.

How Shares Are Priced

“Net asset value” is the price of one share of a portfolio of each Trust, including the Portfolios, without a sales charge, and is calculated each business day using the following formula:

Net Asset Value =	Total market value of securities	+	Cash and other assets	–	Liabilities
Number of outstanding shares

The net asset value of portfolio shares is determined according to this schedule:

•	A share’s net asset value is determined as of the close of regular trading on the NYSE on the days it is open for trading. This is normally 4:00 p.m. Eastern time.

•	The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is received and accepted by a portfolio or its designated agent.

•	A portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold because foreign securities sometimes trade on days when a portfolio’s shares are not priced.

Generally, other portfolio securities and assets of a Portfolio are valued as follows:

•	Equity securities (including securities issued by ETFs) — last sale price or official closing price or, if there is no sale or official closing price, latest available bid price provided by a pricing service.

•	Securities traded on foreign exchanges — most recent sales or bid price on the foreign exchange or market, unless a significant event or circumstance occurs after the close of that market or exchange that will materially affect its value. In that case, the security will be valued using the fair value procedures by or under the direction of the Trust’s Board of Trustees at the close of regular trading on the Exchange. Foreign currency is converted into U.S. dollar equivalent daily at current exchange rates.

•	Debt securities — valued on the basis of prices provided by an approved pricing service; however, when the prices of the securities cannot be obtained from an approved pricing service, such securities are generally valued at a bid price estimated by a broker.

•	Convertible bonds and unlisted convertible preferred stocks — valued at prices obtained from a pricing service for such instruments or, if a pricing service price is not available, at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

•	Options — for exchange traded options, last sales price or, if not available, the bid price. Options not traded on an exchange or actively traded are valued according to fair value methods.

•	Futures — last settlement price or, if there is no sale, latest available bid price.

•	Investment company securities — shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in such funds’ prospectuses.

•	Repurchase agreements and reverse repurchase agreements — valued at original cost (par) plus accrued interest. Other pricing methods may be utilized such as amortized cost depending on the features of the instrument.

•	Swaps — centrally cleared swaps are priced using the value determined by the central counterparty at the end of the day, which price may be provided by an approved pricing service. With respect to over-the-counter swaps and centrally cleared swaps where the central counterparty price is unavailable, a price provided by an approved pricing service will be used.

Securities and assets for which market quotations are not readily available, for which valuation cannot be provided or for which events or circumstances occurring after the close of the relevant market or exchange materially affect their value are valued pursuant to the fair value procedures in good faith by or under the direction of the Board. For example, a security whose trading has been halted during the trading day may be fair valued based on the available information at the time of the close of the trading market. Similarly, securities for which there is no ready market (e.g., securities of certain small capitalization issuers, high yield securities and securities of certain issuers located in emerging markets) also may be fair valued. Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined, such as foreign securities trading on foreign exchanges that close before the time the net asset value of portfolio shares is determined, may be reflected in a Trust’s calculations of net asset values for each applicable portfolio when the Trust deems that the particular event or circumstance would materially affect such portfolio’s net asset value. Such events or circumstances may be company specific, such as an earning report, country or region specific, such as a natural disaster, or global in nature. Such events or circumstances also may include price movements in the U.S. securities markets.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes will reflect fair value. As such, fair value pricing is based on subjective judgments and it is possible that fair value may differ materially from the value realized on a sale. This policy is intended to assure that the portfolio’s net asset value fairly reflects security values as of the time of pricing. Also, fair valuation of a portfolio’s securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the portfolio’s net asset value by those traders.

For an explanation of the circumstances under which the Underlying ETFs will use fair value pricing and the effects of using fair value pricing, see the Underlying ETFs’ prospectuses and statements of additional information.

Each business day, the portfolios’ net asset values, including the net asset values of any applicable Acquiring Portfolio, are transmitted electronically to insurance companies that use the portfolios as underlying investment options for Contracts.

Dividends and Other Distributions

Each Portfolio generally distributes most or all of its net investment income and net realized gains (collectively, “Taxable Income”), if any, annually. Dividends and other distributions by a Portfolio are automatically reinvested at net asset value in shares of the distributing class of the Portfolio.

Federal Income Tax Considerations

The Portfolios currently sell their shares only to insurance company separate accounts, qualified plans and other investors eligible under applicable tax regulations. Accordingly, distributions a Portfolio makes of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) (collectively, “Taxable Income”) and net gains realized on its shareholders’ redemptions or exchanges of Portfolio shares generally will not be taxable to them (or to the holders of underlying Contracts or plan participants or beneficiaries). See the prospectus for your Contract for further tax information.

Each Portfolio is treated as a separate corporation, and intends to continue to qualify each taxable year to be treated as a “regulated investment company” (a “RIC”), for federal tax purposes. Each Portfolio will be so treated if it meets specified federal income tax rules, including requirements regarding types of investments, diversification limits on investments, types of income, and distributions. To comply with all these requirements may, from time to time, necessitate a Portfolio’s disposition of one or more investments when it might not otherwise do so.

A Portfolio that satisfies the federal tax requirements to be treated as a RIC is not taxed at the entity (portfolio) level to the extent it passes through its Taxable Income to its shareholders by making distributions.

Although each Trust intends that each of its respective Portfolios will be operated to have no federal tax liability, if a Portfolio does have any federal tax liability, that would hurt its investment performance. Also, to the extent that a Portfolio invests in foreign securities or holds foreign currencies, it could be subject to foreign taxes that would reduce its investment performance.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because each shareholder of the Portfolio that is an insurance company separate account will then be able to use a “look-through” rule in determining whether the account meets federal tax investment diversification rules for those accounts. If a Portfolio failed to meet those diversification rules, owners of non-pension plan Contracts funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Contracts and would lose any benefit of tax deferral. Therefore, EIM and the Administrator carefully monitor the Portfolios’ compliance with all of the RIC rules and separate account investment diversification rules.

Contractholders seeking to more fully understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their Contract or refer to their Contract prospectus.

Portfolio Holdings Disclosure

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities holdings is available in the Portfolios’ Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the financial performance of the Class IB shares (or, in the case of the Core Plus Bond Portfolio, Class B shares) of each Portfolio and the Class K shares of the AXA IM Moderate Allocation Portfolio and 1290 VT Moderate Growth Allocation Portfolio. The financial information in the tables is for the past five years (or, if shorter, the period of operations). The financial information below for the Class IB, Class B, and Class K shares, as applicable, of the respective Portfolios has been derived from each Portfolio’s financial statements, which have been audited by PricewaterhouseCoopers LLP (“PwC”), an independent registered public accounting firm. PwC’s report on each Portfolio’s financial statements for the fiscal year ended December 31, 2021, and the financial statements themselves as of December 31, 2021, are incorporated by reference in the Statement of Additional Information relating to this Combined Proxy Statement/Prospectus. The information should be read in conjunction with these financial statement documents.

Certain information reflects financial results for a single share. The total returns in the table represent the rate that a shareholder would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and other distributions). The total return figures shown below do not reflect any Separate Account or Contract fees and charges. The total return figures would be lower if they did reflect such fees and charges.

EQ ADVISORS TRUST

1290 VT LOW VOLATILITY GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2021	2020		2019	2018	2017
Net asset value, beginning of year	$12.24	$12.79		$10.97	$11.76	$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.26	0.23		0.36	0.32	0.22
Net realized and unrealized gain (loss)	1.61	(0.41)		1.83	(0.72)	1.66

Total from investment operations	1.87	(0.18)		2.19	(0.40)	1.88

Less distributions:
Dividends from net investment income	(0.26)	(0.27)		(0.33)	(0.29)	(0.30)
Distributions from net realized gains	(0.02)	(0.05)		(0.04)	(0.10)	(0.03)
Return of capital	—	(0.05)		—	—	—

Total dividends and distributions	(0.28)	(0.37)		(0.37)	(0.39)	(0.33)

Net asset value, end of year	$13.83	$12.24		$12.79	$10.97	$11.76

Total return	15.38%	(1.33)%		19.98%	(3.58)%	18.45%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$4,533	$3,597		$3,733	$3,268	$2,520
Ratio of expenses to average net assets:
After waivers and reimbursements (f)	0.68% (j)	0.69%	**(k)	0.68% (j)	0.68% (j)	0.76% (m)
Before waivers and reimbursements (f)	1.33%	1.56%		1.59%	1.77%	1.65%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (f)(x)	1.98%	1.98%		2.95%	2.72%	1.98%
Before waivers and reimbursements (f)(x)	1.33%	1.11%		2.05%	1.64%	1.09%
Portfolio turnover rate^	3%	15%		9%	2%	34%

**	Includes Tax Expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.91% for Class IB.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.92% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2021	2020	2019	2018	2017
Net asset value, beginning of year	$41.07	$36.44	$29.67	$33.69	$28.31

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30	0.40	0.47	0.43	0.40
Net realized and unrealized gain (loss)	9.86	6.68	8.44	(2.27)	5.40

Total from investment operations	10.16	7.08	8.91	(1.84)	5.80

Less distributions:
Dividends from net investment income	(0.33)	(0.42)	(0.51)	(0.47)	(0.42)
Distributions from net realized gains	(3.15)	(2.03)	(1.63)	(1.71)	—

Total dividends and distributions	(3.48)	(2.45)	(2.14)	(2.18)	(0.42)

Net asset value, end of year	$47.75	$41.07	$36.44	$29.67	$33.69

Total return	24.93%	19.76%	30.26%	(5.82)%	20.50%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,088,870	$1,790,054	$1,608,682	$1,337,315	$1,549,446
Ratio of expenses to average net assets:
After waivers (f)	0.68%	0.69%	0.69%	0.70%	0.70%
Before waivers (f)	0.68%	0.69%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.65%	1.10%	1.35%	1.25%	1.28%
Before waivers (f)	0.65%	1.10%	1.35%	1.25%	1.28%
Portfolio turnover rate^	3%	4%	3%	3%	3%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		February 1, 2019* to December 31, 2019
Class IB	2021	2020
Net asset value, beginning of period	$11.31	$11.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.13	0.11	0.22
Net realized and unrealized gain (loss)	1.25	0.06	1.18

Total from investment operations	1.38	0.17	1.40

Less distributions:
Dividends from net investment income	(0.09)	(0.10)	(0.13)
Distributions from net realized gains	(0.40)	—	(0.03)

Total dividends and distributions	(0.49)	(0.10)	(0.16)

Net asset value, end of period	$12.20	$11.31	$11.24

Total return (b)	12.24%	1.58%	13.98%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,024	$46,902	$24,154
Ratio of expenses to average net assets:
After waivers (a)(f)	1.12% (j)	1.14% (j)	1.14%	(j)
Before waivers (a)(f)	1.30%	1.37%	1.70%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	1.10%	1.01%	2.25%	(l)
Before waivers (a)(f)(x)	0.92%	0.78%	1.69%	(l)
Portfolio turnover rate^	38%	17%	24%	(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,								November 13, 2017* to December 31, 2017
Class IB	2021		2020		2019		2018
Net asset value, beginning of period	$11.57		$10.85		$9.60		$10.15		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.09)		(0.04)		0.10		0.10		0.01
Net realized and unrealized gain (loss)	1.54		0.97		1.43		(0.58)		0.16

Total from investment operations	1.45		0.93		1.53		(0.48)		0.17

Less distributions:
Dividends from net investment income	—		—	#	(0.08)		(0.05)		(0.02)
Distributions from net realized gains	(1.35)		(0.21)		(0.20)		(0.02)		—

Total dividends and distributions	(1.35)		(0.21)		(0.28)		(0.07)		(0.02)

Net asset value, end of period	$11.67		$11.57		$10.85		$9.60		$10.15

Total return (b)	12.77%		8.76%		15.92%		(4.73)%		1.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341,188		$239,731		$165,453		$69,223		$102
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.15	%(j)	1.16	%(j)	1.15	%(k)	1.15	%(k)	1.17	%**(m)
Before waivers and reimbursements (a)(f)	1.21%		1.23%		1.25%		1.55%		3.10%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.74)%		(0.40)%		0.91%		0.99%		0.92	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.79)%		(0.47)%		0.82%		0.59%		(1.02	)%(l)
Portfolio turnover rate^	7%		50%		14%		62%		1	%(z)

*	Commencement of Operations.
**	Includes Tax Expense of 0.01%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class IB.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/FIRST TRUST MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				February 1, 2019* to December 31, 2019
Class IB	2021		2020
Net asset value, beginning of period	$11.84		$11.19		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.11		0.20
Net realized and unrealized gain (loss)	1.14		0.64		1.16

Total from investment operations	1.24		0.75		1.36

Less distributions:
Dividends from net investment income	(0.07)		(0.10)		(0.12)
Distributions from net realized gains	(0.38)		—	#	(0.05)

Total dividends and distributions	(0.45)		(0.10)		(0.17)

Net asset value, end of period	$12.63		$11.84		$11.19

Total return (b)	10.58%		6.73%		13.55%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$98,991		$55,317		$24,218
Ratio of expenses to average net assets:
After waivers (a)(f)	1.13%	(j)**	1.13%	(j)	1.13%	(j)
Before waivers (a)(f)	1.28%	**	1.35%		1.74%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	0.83%		0.99%		2.04%	(l)
Before waivers (a)(f)(x)	0.69%		0.76%		1.44%	(l)
Portfolio turnover rate^	38%		80%		40%	(z)

*	Commencement of Operations.
**	Includes Interest Expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds inwhich the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		February 1, 2019* to December 31, 2019
Class IB	2021	2020
Net asset value, beginning of period	$11.43	$10.99	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.07	0.13
Net realized and unrealized gain (loss)	1.11	0.92	1.24

Total from investment operations	1.14	0.99	1.37

Less distributions:
Dividends from net investment income	(0.03)	(0.06)	(0.09)
Distributions from net realized gains	(0.93)	(0.49)	(0.29)

Total dividends and distributions	(0.96)	(0.55)	(0.38)

Net asset value, end of period	$11.61	$11.43	$10.99

Total return (b)	10.13%	9.14%	13.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$100,635	$61,623	$30,019
Ratio of expenses to average net assets:
After waivers (a)(f)	1.17% (j)	1.17% (j)	1.15%	(j)
Before waivers (a)(f)	1.29%	1.38%	1.64%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.25%	0.67%	1.34%	(l)
Before waivers (a)(f)	0.14%	0.46%	0.85%	(l)
Portfolio turnover rate^	42%	57%	114%	(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,		February 1, 2019* to December 31, 2019
Class IB	2021	2020
Net asset value, beginning of period	$11.60	$11.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11	0.10	0.22
Net realized and unrealized gain (loss)	1.08	0.34	1.18

Total from investment operations	1.19	0.44	1.40

Less distributions:
Dividends from net investment income	(0.09)	(0.09)	(0.15)
Distributions from net realized gains	—	—	—	#

Total dividends and distributions	(0.09)	(0.09)	(0.15)

Net asset value, end of period	$12.70	$11.60	$11.25

Total return (b)	10.24%	3.94%	14.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,826	$21,071	$8,546
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.11% (j)	1.11% (j)	1.10%	(j)
Before waivers and reimbursements (a)(f)	1.36%	1.50%	2.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.91%	0.96%	2.21%	(l)
Before waivers and reimbursements (a)(f)(x)	0.65%	0.58%	1.20%	(l)
Portfolio turnover rate^	8%	131%	16%	(z)

EQ ADVISORS TRUST

EQ/AXA INVESTMENT MANAGERS MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,		February 1, 2019* to December 31, 2019
Class K	2021	2020
Net asset value, beginning of period	$11.60	$11.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.13	0.12	0.21
Net realized and unrealized gain (loss)	1.09	0.35	1.22

Total from investment operations	1.22	0.47	1.43

Less distributions:
Dividends from net investment income	(0.11)	(0.12)	(0.18)
Distributions from net realized gains	—	—	—	#

Total dividends and distributions	(0.11)	(0.12)	(0.18)

Net asset value, end of period	$12.71	$11.60	$11.25

Total return (b)	10.57%	4.19%	14.33%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,040	$11,798	$11,323
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.86% (j)	0.86% (j)	0.86%	(j)
Before waivers and reimbursements (a)(f)	1.12%	1.26%	1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.08%	1.09%	2.18%	(l)
Before waivers and reimbursements (a)(f)(x)	0.82%	0.69%	1.18%	(l)
Portfolio turnover rate^	8%	131%	16%	(z)

*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.20% for Class IB and 0.95% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			February 1, 2019* to December 31, 2019
Class IB	2021	2020
Net asset value, beginning of period	$11.75	$11.16		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.14	0.12		0.25
Net realized and unrealized gain (loss)	1.33	0.58		1.14

Total from investment operations	1.47	0.70		1.39

Less distributions:
Dividends from net investment income	(0.10)	(0.11)		(0.13)
Distributions from net realized gains	—	—	#	(0.10)

Total dividends and distributions	(0.10)	(0.11)		(0.23)

Net asset value, end of period	$13.12	$11.75		$11.16

Total return (b)	12.51%	6.33%		13.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,300	$44,418		$19,469
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.04% (j)	1.03%	(j)	1.04%	(j)
Before waivers and reimbursements (a)(f)	1.18%	1.28%		1.84%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.12%	1.15%		2.48%	(l)
Before waivers and reimbursements (a)(f)(x)	0.98%	0.90%		1.65%	(l)
Portfolio turnover rate^	7%	69%		50%	(z)

EQ ADVISORS TRUST

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2021 to March 22, 2021‡		Year Ended December 31, 2020		February 1, 2019* to December 31, 2019
Net asset value, beginning of period	$11.75		$11.17		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.23
Net realized and unrealized gain (loss)	0.29		0.59		1.19

Total from investment operations	0.28		0.72		1.42

Less distributions:
Dividends from net investment income	—		(0.14)		(0.15)
Distributions from net realized gains	—		—	#	(0.10)

Total dividends and distributions	—		(0.14)		(0.25)

Net asset value, end of period	$12.03		$11.75		$11.17

Total return (b)	2.38%		6.48%		14.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$3,872		$5,594
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.80	%(j)	0.78	%(j)	0.77	%(j)
Before waivers and reimbursements (a)(f)	0.96%		1.04%		1.76%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.21)%		1.17%		2.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.37)%		0.91%		1.38	%(l)
Portfolio turnover rate^	7%		69%		50	%(z)

*	Commencement of Operations.
‡	After the close of business on March 22, 2021 operations for Class K ceased and shares were fully redeemed. The shares are no longer operational, but are still registered.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class IB and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/INVESCO INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			October 22, 2018* to December 31, 2018
Class IB	2021	2020	2019
Net asset value, beginning of period	$45.55	$40.40	$32.57	$34.38

Income (loss) from investment operations:
Net investment income (loss) (e)	0.17	0.16	0.47	0.06
Net realized and unrealized gain (loss)	2.41	5.32	8.70	(1.80)

Total from investment operations	2.58	5.48	9.17	(1.74)

Less distributions:
Dividends from net investment income	(0.67)	(0.33)	(0.65)	(0.07)
Distributions from net realized gains	(1.72)	—	(0.69)	—

Total dividends and distributions	(2.39)	(0.33)	(1.34)	(0.07)

Net asset value, end of period	$45.74	$45.55	$40.40	$32.57

Total return (b)	5.78%	13.61%	28.21%	(5.06)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$219,105	$208,778	$195,501	$161,052
Ratio of expenses to average net assets:
After waivers (a)(f)	1.14% (j)	1.17% (k)	1.18% (m)	1.18%	(m)
Before waivers (a)(f)	1.14%	1.17%	1.18%	1.20%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.35%	0.42%	1.23%	0.92%	(l)
Before waivers (a)(f)	0.35%	0.42%	1.23%	0.90%	(l)
Portfolio turnover rate^	42%	57%	35%	9%	(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class IB.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class IB.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class IB	2021	2020	2019	2018	2017
Net asset value, beginning of year	$8.66	$8.24	$6.76	$8.33	$6.58

Income (loss) from investment operations:
Net investment income (loss) (e)	0.03	0.03	0.09	0.07	0.06
Net realized and unrealized gain (loss)	0.75	1.21	1.73	(0.81)	2.04

Total from investment operations	0.78	1.24	1.82	(0.74)	2.10

Less distributions:
Dividends from net investment income	(0.02)	(0.04)	(0.10)	(0.07)	(0.06)
Distributions from net realized gains	(1.11)	(0.78)	(0.24)	(0.76)	(0.29)

Total dividends and distributions	(1.13)	(0.82)	(0.34)	(0.83)	(0.35)

Net asset value, end of year	$8.31	$8.66	$8.24	$6.76	$8.33

Total return	9.35%	15.41%	27.16%	(9.28)%	32.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$458,875	$396,055	$346,565	$253,137	$262,212
Ratio of expenses to average net assets:
After waivers (f)	1.10%	1.15%	1.15%	1.19%	1.20%
Before waivers (f)	1.22%	1.22%	1.23%	1.22%	1.23%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	0.31%	0.42%	1.17%	0.88%	0.75%
Before waivers (f)	0.19%	0.35%	1.09%	0.85%	0.73%
Portfolio turnover rate^	16%	21%	7%	20%	12%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.

EQ ADVISORS TRUST

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			October 22, 2018* to December 31, 2018
Class IB	2021	2020	2019
Net asset value, beginning of period	$10.72	$10.52	$10.22	$10.42

Income (loss) from investment operations:
Net investment income (loss) (e)	0.31	0.28	0.39	0.07
Net realized and unrealized gain (loss)	(0.19)	0.24	0.50	(0.20)

Total from investment operations	0.12	0.52	0.89	(0.13)

Less distributions:
Dividends from net investment income	(0.33)	(0.32)	(0.44)	(0.07)
Distributions from net realized gains	(0.12)	—	(0.15)	—

Total dividends and distributions	(0.45)	(0.32)	(0.59)	(0.07)

Net asset value, end of period	$10.39	$10.72	$10.52	$10.22

Total return (b)	1.11%	4.99%	8.75%	(1.22)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$112,298	$113,989	$117,337	$111,157
Ratio of expenses to average net assets:
After waivers (a)(f)	0.92% (j)	0.93% (j)	0.91% (j)	0.88%	(j)
Before waivers (a)(f)	1.10%	1.13%	1.12%	1.12%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	2.91%	2.67%	3.61%	3.69%	(l)
Before waivers (a)(f)	2.73%	2.47%	3.39%	3.45%	(l)
Portfolio turnover rate^	63%	105%	108%	22%	(z)

*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 0.93% for Class IB.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class B	2021		2020		2019		2018		2017
Net asset value, beginning of year	$4.19		$3.87		$3.69		$3.80		$3.78

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.06		0.08		0.08		0.06
Net realized and unrealized gain (loss)	(0.13)		0.51		0.18		(0.10)		0.02

Total from investment operations	(0.06)		0.57		0.26		(0.02)		0.08

Less distributions:
Dividends from net investment income	(0.06)		(0.09)		(0.08)		(0.09)		(0.06)
Distributions from net realized gains	(0.04)		(0.16)		—		—		—

Total dividends and distributions	(0.10)		(0.25)		(0.08)		(0.09)		(0.06)

Net asset value, end of year	$4.03		$4.19		$3.87		$3.69		$3.80

Total return	(1.53)%		14.64%		7.10%		(0.63)%		2.18%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$100,338		$56,600		$48,006		$46,800		$49,500
Ratio of expenses to average net assets:
After waivers (f)	1.00%	(j)(o)	0.83%	(k)	0.55%	(m)	0.54%	(m)	0.54%	(m)
Before waivers (f)	1.09%		1.08%		0.61%		0.62%		0.61%
Ratio of net investment income (loss) to average net assets:
After waivers (f)	1.61%		1.53%	(x)	2.10%	(x)	2.19%	(X)	1.58%	(x)
Before waivers (f)	1.52%		1.28%	(x)	2.03%	(x)	2.12%	(x)	1.5%	(x)
Portfolio turnover rate^	200%		237%	(h)	5%		5%		7%

^	Portfolio turnover rate excludes derivatives, if any.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in higher portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class B.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B.
(o)	Includes extra ordinary expenses of 0.05% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

VOTING INFORMATION

The following information applies to the Reorganization of the Acquired Portfolio for which you are entitled to vote.

Voting Rights

Shareholders with amounts invested in shares of an Acquired Portfolio at the close of business on June 30, 2022 (the “Record Date”) will be entitled to be present and vote for the applicable Acquired Portfolio at the Meeting with respect to their shares as of the Record Date.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by a shareholder at the Meeting will be counted by persons appointed as inspectors of election for the Meeting. The table below shows the number of outstanding shares of each Acquired Portfolio as of the Record Date that are entitled to vote at the Meeting. Equitable Financial owned of record a substantial majority of those shares.

Acquired Portfolio	Total Number	Number of Class IB	Number of Class K
Low Volatility Global Equity Portfolio	357,358	357,358	N/A
Franklin Growth Allocation Portfolio	6,652,925	6,652,925	N/A
First Trust Moderate Growth Allocation Portfolio	9,101,665	9,101,665	N/A
AXA IM Moderate Allocation Portfolio	4,048,780	3,022,885	1,025,895
Invesco International Growth Portfolio	4,769,264	4,769,264	N/A
Franklin Strategic Income Portfolio	10,373,063	10,373,063	N/A

All properly executed and unrevoked proxies received in time for the Meeting will be voted as instructed by shareholders. If a shareholder executes a proxy but gives no voting instructions, that shareholder’s shares that are represented by that proxy will be voted “FOR” the respective Proposal and “FOR” or “AGAINST” any other business which may properly arise at the Meeting, in the proxies’ discretion. Any person giving a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to EQ Trust. To be effective, such revocation must be received by EQ Trust prior to the Meeting. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy by voting in person.

Contractholders with amounts allocated to an Acquired Portfolio on the Record Date will be entitled to be present and provide voting instructions for the Acquired Portfolio at the Meeting with respect to shares held indirectly as of the Record Date. Voting instructions may be solicited, and such instructions may be provided, in the same manner as proxies as described herein. An Insurance Company will vote the shares for which it receives timely voting instructions from Contractholders in accordance with those instructions. Shares in each investment division of a Separate Account that is invested in an Acquired Portfolio for which an Insurance Company receives a voting instruction card that is signed and timely returned but is not marked to indicate voting instructions will be treated as an instruction to vote the shares “FOR” the respective Proposal, and the Insurance Company may vote in its discretion with respect to other matters not now known that may be presented at the Meeting. An Insurance Company will vote in its discretion on any proposal to adjourn or postpone the Meeting. Shares in each investment division of a Separate Account for which an Insurance Company receives no timely voting instructions from Contractholders, or which are attributable to amounts retained by an Insurance Company and its affiliates as surplus or seed money, will be voted by the Insurance Company either “FOR” or “AGAINST” approval of the respective Proposal, or as an abstention, in the same proportion as the shares for which Contractholders have provided voting instructions to the Insurance Company. As a result of such proportional voting by an Insurance Company, it is possible that a small number of Contractholders could determine whether a Proposal is approved.

Voting instructions executed by a Contractholder may be revoked at any time prior to an Insurance Company’s voting the shares represented thereby by the Contractholder providing the Insurance Company with a properly executed written revocation of such voting instructions, or by the Contractholder providing the Insurance Company with proper later-dated voting instructions by voting instruction card, telephone or the Internet. In addition, any Contractholder who attends the Meeting in person may provide voting instructions by a voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by an Insurance Company may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by an Insurance Company representative attending the Meeting and voting in person.

Prompt execution and return of the enclosed voting instruction card is requested. A self-addressed, postage-paid envelope is enclosed for your convenience.

Required Shareholder Vote

Approval of the Reorganization Agreement with respect to a Reorganization involving an Acquired Portfolio will require the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of its outstanding voting securities are present or represented by proxy, or (2) more than 50% of its outstanding voting securities. “Voting securities” refers to the shares of an Acquired Portfolio.

The presence, in person or by proxy, of at least one-third of the shares of an Acquired Portfolio entitled to vote at the Meeting will constitute a quorum for the transaction of business, with respect to that Acquired Portfolio, at the Meeting. A quorum will be reached due to Equitable Financial’s direct or indirect ownership of EQ Trust’s shares, as described below.

Abstentions are counted as shares present at the Meeting in determining whether a quorum is present but do not count as votes cast for or against a Proposal. Therefore, abstentions will have the same effect as a vote “against” a Proposal because each Proposal requires the affirmative vote of a specified majority of the applicable Acquired Portfolio’s outstanding voting securities.

To EQ Trust’s knowledge, as of the Record Date, the officers and Trustees owned, as a group, less than 1% of the shares of each Acquired Portfolio.

Equitable Financial and certain of its affiliates may be deemed to be control persons of EQ Trust by virtue of their direct or indirect ownership of a substantial majority of EQ Trust’s shares. Shareholders owning more than 25% of the outstanding shares of an Acquired Portfolio may be able to determine the outcome of most issues that are submitted to shareholders for a vote. As of the Record Date, except as set forth in Appendix D, to EQ Trust’s knowledge, (1) no person, other than the Insurance Companies, owned beneficially or of record 5% or more of the outstanding Class IB or Class K shares, as applicable, of each Acquired Portfolio, and (2) no Contractholder owned Contracts entitling such Contractholder to provide voting instructions regarding 5% or more of the outstanding Class IB or Class K shares, as applicable, of each Acquired Portfolio.

Shareholders do not have appraisal or similar rights of dissenters with respect to the Proposals.

Solicitation of Proxies and Voting Instructions

Solicitation of proxies and voting instructions is being made by EQ Trust primarily by the mailing of this Notice and Combined Proxy Statement/Prospectus with its enclosures on or about August 19, 2022. The principal solicitation will be by mail, but proxies and voting instructions also may be solicited by telephone, fax, personal interview by directors, officers, employees or agents of the Adviser or its affiliates, or EQ Trust or its affiliates, without additional compensation, through the Internet, or other permissible means. Shareholders can vote proxies: (1) by Internet at our website at www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed proxy card. Contractholders can provide voting instructions: (1) by Internet at our website at

www.proxyvote.com; (2) by telephone at 1-800-690-6903; or (3) by mail, with the enclosed voting instruction card. In lieu of executing a proxy card or voting instruction card, you may attend the Meeting in person.

The cost of the Meeting, including the expenses of printing and mailing the Combined Proxy Statement/Prospectus, the cost of solicitation of proxies and voting instructions and the expenses associated with reimbursing insurance companies or others for their reasonable expenses in forwarding solicitation material to beneficial owners, as well as the legal costs of fund counsel relating thereto and the costs of the Trusts’ independent registered public accounting firm related thereto, will be borne by each class of each Acquired Portfolio. EQ Trust has engaged Broadridge Financial Solutions, Inc. (“Broadridge”) to assist in the distribution of proxy materials and the solicitation and tabulation of proxies for the Meeting. Broadridge will receive a total fee of approximately $98,500 for its proxy solicitation services. The cost of the Reorganizations is estimated to be $635,000 (excluding portfolio transaction costs). The aforementioned costs (other than legal and accounting costs) will be allocated among the Acquired Portfolios in proportion to their respective numbers of Contractholder accounts; legal costs will be allocated among the Acquired Portfolios in proportion to the average net assets of the Acquired Portfolios; and accounting costs will be allocated among the Acquired Portfolios pro rata. However, the Adviser has agreed to pay expenses relating to each Reorganization that exceed a class’s expense cap. The estimated Reorganization expenses (excluding portfolio transaction costs, which, unless otherwise noted, will be incurred indirectly by Contractholders both before and after the Reorganization) for each Acquired Portfolio are expected to exceed its (or its class’) expense cap and are expected to be paid by EIM.

Adjournment or Postponement

The Special Meeting of Shareholders of each Acquired Portfolio is a separate meeting, but these Special Meetings of Shareholders are being held jointly and are referred to herein together as the “Meeting,” and each such Special Meeting of Shareholders has a separate quorum requirement. If the quorum necessary to transact business at the Meeting is not established with respect to an Acquired Portfolio, or if sufficient votes in favor of a Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. Any adjournment or postponement of the Meeting will require the affirmative vote of a majority of the shares represented in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in their discretion on any such adjournment or postponement. A shareholder vote may be taken on one or more of the items in this Combined Proxy Statement/Prospectus prior to such adjournment if sufficient votes have been received and it is otherwise appropriate. The costs of any additional solicitation and any adjourned session will be borne as described above.

Submission of Certain Shareholder Proposals

EQ Trust is not required to hold regular shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation or regulatory policy or if otherwise deemed advisable by the Trust’s management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders. Shareholders will be given notice of any meeting of shareholders not less than ten days, and not more than ninety days, before the date of the meeting.

Other Matters

EQ Trust does not know of any matters to be presented at the Meeting other than those described in this Combined Proxy Statement/Prospectus. If other business properly comes before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

* * * * *

Copies of EQ Trust’s most recent annual and semi-annual reports, including financial statements, previously have been delivered to Contractholders. Contractholders may request additional copies of EQ Trust’s annual or semi-annual reports, free of charge, by writing to EQ Trust at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-522-5035.

We need your vote. It is important that you execute and return all of your proxy or voting instruction cards promptly.

APPENDIX A.1

FORM OF

PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION (“Plan”) is adopted by EQ ADVISORS TRUST, a Delaware statutory trust (“Trust”), on behalf of EQ/Franklin Growth Allocation Portfolio and EQ/First Trust Moderate Growth Allocation Portfolio, each a segregated portfolio of assets (“series”) thereof (each, a “Target”), and on behalf of EQ/JPMorgan Growth Allocation Portfolio and EQ/Invesco Moderate Growth Allocation Portfolio, each also a series thereof (each, an “Acquiring Portfolio”). (Each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Portfolio contained herein shall be deemed to be the Obligations of, and all rights and benefits created hereunder in favor of a Portfolio shall inure to and be enforceable by, the Trust acting on its behalf, and (2) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or the Trust of its Obligations set forth herein.

The Trust currently sells voting shares of beneficial interest in its Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of Equitable Financial Life Insurance Company (“Equitable”), Equitable Life and Annuity Company, or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other portfolios managed by Equitable Investment Management Group, LLC (“EIM”) and (5) other investors eligible under applicable regulations under the Internal Revenue Code of 1986, as amended (“Code”) (“Regulations”). The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Trust wishes to effect two separate reorganizations described in section 368(a)(1)(D) (all “section” references are to the Code, unless otherwise noted), and intends this Plan to be, and adopts it as, a “plan of reorganization” (within the meaning of the regulations under the Code (“Regulations”)). Each reorganization shall consist of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A to this Plan (“Schedule A”) opposite its name (“corresponding Acquiring Portfolio”) in exchange for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the Trust, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance hereof — except as otherwise specifically provided — refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

The Trust’s board of trustees (“Board”), including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)), (1) has duly adopted this Plan and the transactions contemplated hereby and has duly authorized its performance hereof on its Portfolio’s behalf and consummation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of each Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

EQ/Franklin Growth Allocation Portfolio and EQ/First Trust Moderate Growth Allocation Portfolio each offer one class of shares, designated Class IB shares (“Class IB Target Shares” or “Target Shares”). EQ/JPMorgan Growth Allocation Portfolio and EQ/Invesco Moderate Growth Allocation Portfolio each offer one class of shares, designated Class IB shares (“Class IB Acquiring Portfolio Shares” or “Acquiring Portfolio Shares”). The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1.    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place) Class IB Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IB Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IB Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time.

1.3.    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except expenses borne by another Target pursuant to paragraph 7.2. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4.    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5.    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Trust’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB Acquiring Portfolio Shares, as applicable, due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6.    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — (a) Target shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8.    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, the Trust shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1.    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in the Trust’s then-current prospectus and statement of additional information (“Pro/SAI”) including Target and valuation procedures established by the Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3.    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by Equitable Investment Management, LLC, in its capacity as the Trust’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the respective Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1.    Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [                ], 2022, or a later date as the Trust determines (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted, so that, in the Board’s judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of the class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Trust’s offices or at another place as the Trust determines.

3.2.    The Trust shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.    The Trust shall direct its transfer agent to deliver to the Trust at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    The Trust shall direct its transfer agent to deliver, (a) at the Closing, a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

4.    CONDITIONS PRECEDENT

4.1.    The Trust’s obligation to implement this Plan on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

4.1.1.    The Trust (a) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (a “Delaware Statutory Trust”), and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.1.2.    Target is a duly established and designated series of the Trust;

4.1.3.    The adoption and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Plan constitutes a valid and legally binding obligation of the Trust, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.    At the Effective Time, the Trust, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Trust, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.    The Trust, with respect to Target, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, or the Trust’s Second Amended and Restated Agreement and Declaration of Trust (“Declaration”) or Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Target or on its behalf, is a party or by which it is bound;

4.1.6.    At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge, and/or Acquiring

Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and the Trust, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or the Trust’s ability to consummate the transactions contemplated hereby;

4.1.8.    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2021, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9.    Since December 31, 2021, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute)

its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12.    Target is in the same line of business as Acquiring Portfolio is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated hereby (“Approval Time”) through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with the foregoing and paragraph 4.1.11; from the time it commenced operations through the Effective Time, Target has conducted and will conduct its “historic business” (within the meaning of that section) in a substantially unchanged manner; and from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (a) for the purpose of satisfying Acquiring Portfolio’s investment objective or policies or (b) for any other reason except in the ordinary course of its business as a RIC and (2) has not changed, and will not change, its historic investment policies in connection with the Reorganization;

4.1.13.    At the Effective Time, (1) at least 33 1⁄3% of Target’s portfolio assets — including, for these purposes, a proportionate share of the portfolio assets of any RIC (including an exchange-traded fund that is a RIC) in which Target invests — will meet Acquiring Portfolio’s investment objective, strategies, policies, risks, and restrictions (collectively, “Investment Criteria”), (2) Target will not have altered its portfolio in connection with the Reorganization to meet that 33 1⁄3% threshold, and (3) Target will not have modified any of its Investment Criteria as part of the plan of reorganization, for purposes of section 1.368-1(d)(2) of the Regulations;

4.1.14.    To the best of the Trust’s management’s knowledge, there is no plan or intention by Target’s shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Portfolio Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Portfolio Shares) to a number of shares that is less than 50% of the current number of Target Shares outstanding;

4.1.15.    During the five-year period ending at the Effective Time, neither Target nor any person “related” (within the meaning of section 1.368-1(e)(4) of the Regulations (“Related”), without regard to section 1.368-1(e)(4)(i)(A) thereof) to it will have (1) acquired Target Shares with consideration other than Acquiring Portfolio Shares or Target Shares, except for shares redeemed in the ordinary course of Target’s business as a series of an open-end investment company pursuant to section 22(e) of the 1940 Act, or (2) made distributions with respect to Target Shares except for (i) normal, regular dividend distributions made pursuant to Target’s historic dividend-paying practice and (ii) other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax;

4.1.16.    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.17.    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

4.1.18.    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.19.    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.1.20.    On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 4.3.14), and at the Effective Time, the Trust’s Pro/SAI including Target will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.21.    The information to be furnished by the Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.22.    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.23.    The Declaration permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets — each series thereof (including Target) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.2.    The Trust’s obligation to implement this Plan on Target’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

4.2.1.    The Trust (a) is a Delaware Statutory Trust, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.2.2.    Acquiring Portfolio is a duly established and designated series of the Trust;

4.2.3.    The adoption and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Plan constitutes a valid and legally binding obligation of the Trust, with respect to Acquiring Portfolio, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4.    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.    The Trust, with respect to Acquiring Portfolio, is not currently engaged in, and its adoption and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, the Declaration or the Trust’s Bylaws, or any Undertaking to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Trust, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

4.2.6.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Trust’s knowledge, threatened against the Trust, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Trust, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Trust’s ability to consummate the transactions contemplated hereby;

4.2.7.    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2021, have been audited by PwC and are in accordance with GAAP; those Statements present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Trust’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.2.8.    Since December 31, 2021, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this subparagraph, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

4.2.9.    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.    Acquiring Portfolio is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into that line of business as part of the plan of reorganization; and following the Reorganization, Acquiring Portfolio will continue, and has no plan or intention to change, that line of business;

4.2.12.    At the Effective Time, Acquiring Portfolio (1) will not have modified any of its Investment Criteria as part of the plan of reorganization and (2) will not have any plan or intention to change any of its Investment Criteria after the Reorganization;

4.2.13.    Following the Reorganization, Acquiring Portfolio will (1) continue Target’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) use a significant portion of Target’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of a significant part of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain that status;

4.2.14.    Acquiring Portfolio does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

4.2.15.    Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization, except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor will Acquiring Portfolio or any person Related to it have any plan or intention at the Effective Time to acquire or redeem any Acquiring Portfolio Shares issued in the Reorganization -- either directly or through any transaction, agreement, or arrangement with any other person -- except for redemptions Acquiring Portfolio will make as such a series pursuant to section 22(e) of the 1940 Act;

4.2.16.    Before or in the Reorganization, neither Acquiring Portfolio nor any person Related to it will have acquired, directly or through any transaction, agreement, or arrangement with any other person, Target Shares with consideration other than Acquiring Portfolio Shares;

4.2.17.    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.18.    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

4.2.19.    Assuming satisfaction of the condition in paragraph 4.1.19, immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Portfolio invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.2.20.    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by the Trust and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Trust;

4.2.21.    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) the Trust’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Trust for use therein;

4.2.22.    The information to be furnished by the Trust for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.2.23.    The Declaration permits the Trust to vary its shareholders’ investment; the Trust does not have a fixed pool of assets -- each series thereof (including Acquiring Portfolio) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.3.    The Trust’s obligation to implement this Plan on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time:

4.3.1.    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for the Trust’s adoption and performance hereof on either Portfolio’s behalf, except for (a) the Trust’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to the Trust’s registration statement on Form N-1A and (b) consents, filings, and orders that have been made or received or may be required after the Effective Time;

4.3.2.    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

4.3.3.    The Trust’s management (1) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person Related to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person Related to Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares in Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result, or at the time, of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

4.3.4.    Target’s shareholders will pay their own expenses (such as fees of personal investment or tax advisers for advice concerning the Reorganization), if any, incurred in connection with the Reorganization;

4.3.5.    The fair market value and “adjusted basis” (within the meaning of section 1011) of the Assets will equal or exceed the Liabilities to be assumed by Acquiring Portfolio and those to which the Assets are subject;

4.3.6.    At the Effective Time, there will be no intercompany indebtedness existing between the Portfolios that was issued, acquired, or settled at a discount;

4.3.7.    Pursuant to the Reorganization, Target will transfer to Acquiring Portfolio, and Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions pursuant to section 22(e) of the

1940 Act and (2) dividends and other distributions declared and paid to ensure Target’s continuing qualification as a RIC and to avoid the imposition of fund-level tax) will be included as assets it held immediately before the Reorganization;

4.3.8.    None of the compensation Equitable or any affiliate thereof receives as a service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Equitable (on any Shareholder’s behalf) holds; none of the Acquiring Portfolio Shares Equitable (on any Shareholder’s behalf) receives in the Reorganization will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to Equitable or any affiliate thereof will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

4.3.9.    Immediately after the Reorganization, Equitable (through the Separate Accounts) will own shares constituting “control” (within the meaning of section 368(a)(2)(H)(i), i.e., as defined in section 304(c)) of Acquiring Portfolio;

4.3.10.    No expenses incurred by Target or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Portfolio, Equitable or any affiliate thereof (including EIM), or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Portfolio Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

4.3.11.    There will be no dissenters to the Reorganization under the applicable provisions of Delaware law, and Acquiring Portfolio will not pay cash in lieu of fractional Acquiring Portfolio Shares in connection with the Reorganization;

4.3.12.    The Reorganization is being undertaken for bona fide business purposes (and not a purpose to avoid federal income tax);

4.3.13.    The principal purpose of Acquiring Portfolio’s assumption of the Liabilities is a bona fide business purpose and is not avoidance of federal income tax on the transaction.

4.3.14.    The Trust shall have called and held a meeting of Target’s shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3.15.    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties;

4.3.16.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to the Trust’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

4.3.17.    The Trust shall have received an opinion of K&L Gates LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this section 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on those representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel (collectively, “Representations”). The Tax Opinion shall be substantially to the effect that -- based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance herewith (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) -- for federal income tax purposes:

(a)    Target’s transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities, followed by Target’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Target Shares and in complete liquidation of Target, will qualify as a “reorganization” (as defined in section 368(a)(1)(D)), and each Portfolio will be “a party to a reorganization” (within the meaning of section 368(b));

(b)    Target will recognize no gain or loss on the transfer of the Assets to Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and Acquiring Portfolio’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

(c)    Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

(d)    Acquiring Portfolio’s basis in each Asset will be the same as Target’s basis therein immediately before the Reorganization, and Acquiring Portfolio’s holding period for each Asset will include Target’s holding period therefor (except where Acquiring Portfolio’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)    A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

(f)    A Shareholder’s aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds the latter as capital assets at the Effective Time.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

4.3.18. The Trust, on Acquiring Portfolio’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that the Trust, on Acquiring Portfolio’s behalf, assumes all of the Liabilities.

5.    EXPENSES

The expenses of the Reorganizations shall be borne by all the Targets as described in the Registration Statement, except that (a) no Target shall bear any brokerage or similar expenses incurred by or for the benefit of another Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC.

6.    ENTIRE PLAN; NO SURVIVAL

The Trust, on behalf of any Portfolio, has not made any representation, warranty, or covenant not set forth herein. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

7.    TERMINATION OF PLAN

The Board may terminate or delay this Plan with respect to any Reorganization and abandon or postpone the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Portfolio.

8.    AMENDMENTS

The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

9.    MISCELLANEOUS

9.1.    This Plan shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

9.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on a Portfolio’s behalf, and its successors and assigns any rights or remedies under or by reason hereof.

9.3    Notice is hereby given that this instrument is adopted on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the Portfolios but are only binding on and enforceable against the Trust’s property attributable to and held for the benefit of each respective Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims hereunder on either Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the Trust or to those trustees, officers, or shareholders.

9.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

Adopted as of             , 2022

SCHEDULE A

TARGETS	ACQUIRING PORTFOLIOS
EQ/Franklin Growth Allocation Portfolio Class IB	EQ/JPMorgan Growth Allocation Portfolio Class IB

EQ/First Trust Moderate Growth Allocation Portfolio Class IB	EQ/Invesco Moderate Growth Allocation Portfolio Class IB

APPENDIX A.2

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of [            ], 2022, between EQ ADVISORS TRUST, a Delaware statutory trust (“EQAT”), on behalf of 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Strategic Income Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio and EQ/Invesco International Growth Portfolio, each a segregated portfolio of assets (“series”) thereof (each, a “Target”), and on behalf of EQ/Common Stock Index Portfolio, 1290 VT Moderate Growth Allocation Portfolio and EQ/MFS International Growth Portfolio, each also a series thereof (each, an “Acquiring Portfolio”), and EQ PREMIER VIP TRUST, also a Delaware statutory trust (“VIP”), on behalf of EQ/Core Plus Bond Portfolio, a series thereof (also an “Acquiring Portfolio”). (Each Target and Acquiring Portfolio is sometimes referred to herein as a “Portfolio,” each of EQAT and VIP is sometimes referred to herein as an “Investment Company,” and the Investment Company of which an Acquiring Portfolio is a series is sometimes referred to herein as an “Acquiring Investment Company.”) Notwithstanding anything to the contrary contained herein, (1) all agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Portfolio, and of and by each Investment Company, as applicable, on its behalf, contained herein shall be deemed to be the Obligations of that Portfolio only, (2) all rights and benefits created hereunder in favor of a Portfolio shall inure to and be enforceable by the Investment Company of which that Portfolio is a series on that Portfolio’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Portfolio or Investment Company of its Obligations set forth herein.

Each Investment Company currently sells voting shares of beneficial interest in its Portfolios, $0.001 par value per share (“shares”), to (1) separate accounts of Equitable Financial Life Insurance Company (“Equitable”), Equitable Life and Annuity Company (in the case of EQAT), or other affiliated or unaffiliated insurance companies (“Separate Accounts”) in connection with certain variable annuity certificates and contracts and variable life insurance policies (collectively, “Contracts”) issued thereby and (2) The Equitable 401(k) Plan. Shares in each Portfolio also may be sold to (3) other tax-qualified retirement plans and (4) other portfolios managed by Equitable Investment Management Group, LLC (“EIM”) and (5) other investors eligible under applicable regulations under the Internal Revenue Code of 1986, as amended (“Code”) (“Regulations”). Class K shares of EQAT and VIP are sold only to other series thereof and certain group annuity and retirement plans. The Portfolios are underlying investment options for the Separate Accounts to fund Contracts. Under applicable law, the assets of all the Separate Accounts (i.e., the shares in the Portfolios) are the property of Equitable, which is the owner of record of those shares, and are held for the benefit of the Contract holders.

The Investment Companies wish to effect four separate reorganizations each consisting of (1) the transfer of all of a Target’s assets to the Acquiring Portfolio listed on Schedule A to this Agreement (“Schedule A”) opposite its name (“corresponding Acquiring Portfolio”) in exchange for shares in that Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of that Target’s liabilities, (2) the distribution of those shares pro rata to that Target’s shareholders in exchange for their shares therein and in complete liquidation thereof (for federal tax purposes), and (3) that Target’s termination as a series of the relevant Target Investment Company, all on the terms and conditions set forth herein (all the foregoing transactions involving each Target and its corresponding Acquiring Portfolio being referred to herein collectively as a “Reorganization”). The consummation of one Reorganization is not contingent on the consummation of any other Reorganization. (For convenience, the balance hereof — except the paragraph below describing the Portfolios’ share classes, paragraphs that mention a “VIP Reorganization” or an “EQAT Reorganization” or both, and paragraphs 1.3, 3.1 and 7.2 — refers only to a single Reorganization, one Target, and one Acquiring Portfolio, but the terms and conditions hereof shall apply separately to each Reorganization and the Portfolios participating therein.)

Each Investment Company’s board of trustees (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) of either Investment Company, (1) has duly approved this Agreement and the transactions contemplated hereby and has duly authorized its performance hereof on its Portfolio’s behalf and con-

summation of the Reorganization by all necessary Board action and (2) has determined that participation in the Reorganization is in the best interests of its Portfolio and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Strategic Income Portfolio and EQ/Invesco International Growth Portfolio each offer one class of shares, designated Class IB shares, and EQ/AXA Investment Managers Moderate Allocation Portfolio offers two classes of shares, designated Class IB and Class K shares (“Class IB Target Shares” and “Class K Target Shares,” respectively, and collectively, “Target Shares”). EQ/Common Stock Index Portfolio and EQ/MFS International Growth Portfolio each offer one class of shares, designated Class IB shares, 1290 VT Moderate Growth Allocation Portfolio offers two classes of shares, designated Class IB and Class K shares, and EQ/Core Plus Bond Portfolio offers one class of shares, designated Class B shares (“Class IB Acquiring Portfolio Shares”, “Class K Acquiring Portfolio Shares”, and “Class B Acquiring Portfolio Shares,” respectively, and collectively, “Acquiring Portfolio Shares”). EQ/Common Stock Index Portfolio offers an additional class of shares, designated Class IA shares, EQ/MFS International Growth Portfolio offers two additional classes of shares, designated Class IA and Class K shares, and EQ/Core Plus Bond Portfolio offers two additional classes of shares, designated Class A and Class K shares, all of which additional classes of shares are not involved in the Reorganizations and are not included in the term “Acquiring Portfolio Shares.” The Portfolios’ similarly designated classes of shares have identical characteristics, rights, and preferences.

In consideration of the mutual promises contained herein, the parties agree as follows:

1.    PLAN OF REORGANIZATION AND TERMINATION

1.1.    Subject to the requisite approval of Target’s shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Portfolio. In exchange therefor, Acquiring Portfolio shall —

(a) issue and deliver to Target the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the eighth decimal place)

(1) in the case of each Reorganization involving an Acquiring Portfolio that is a series of EQAT (i.e., the Reorganization involving the Portfolios listed on the first three lines of Schedule A) (each, an “EQAT Reorganization”), (i) Class IB Acquiring Portfolio Shares determined by dividing Target’s net value (computed as set forth in paragraph 2.1) (“Target Value”) attributable to the Class IB Target Shares by the net asset value (computed as set forth in paragraph 2.2) (“NAV”) of a Class IB Acquiring Portfolio Share, and (ii) Class K Acquiring Portfolio Shares determined by dividing the Target Value attributable to Class K Target Shares, if any, by the NAV of a Class K Acquiring Portfolio Share, and

(2) in the case of the Reorganization involving the Acquiring Portfolio that is a series of VIP (i.e., the Reorganization involving the Portfolios listed on the last line of Schedule A) (the “VIP Reorganization”), Class B Acquiring Portfolio Shares determined by dividing the Target Value attributable to the Class IB Target Shares by the NAV of a Class B Acquiring Portfolio Share, and

(b) assume all of Target’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 3.1).

1.2.    The Assets shall consist of all assets and property of every kind and nature — including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, goodwill, and books and records — Target owns at the Valuation Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on Target’s books at that time; and Target has no unamortized or unpaid organizational fees or expenses that, in the case of the VIP Reorganization, have not previously been disclosed in writing to the Acquiring Investment Company.

1.3.    The Liabilities shall consist of all of Target’s liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time (as defined in paragraph 3.1), and whether or not specifically referred to herein, except expenses borne by another Target pursuant to paragraph 7.2. Notwithstanding the foregoing, Target shall use its best efforts to discharge all its known liabilities, debts, obligations, and duties before the Effective Time.

1.4.    If the dividends and/or other distributions Target has paid through the Effective Time for its current taxable year do not equal or exceed the sum of its (a) “investment company taxable income” (within the meaning of section 852(b)(2)), computed without regard to any deduction for dividends paid, plus (b) “net capital gain” (as defined in section 1222(11)), after reduction by any capital loss carryovers, for that year through that time (including any such gain realized and recognized pursuant to the transactions comprising the Reorganization), then at or as soon as practicable before that time, Target shall declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of that income and gain — and in no event less than the sum of 98% of its “ordinary income” plus 98.2% of its “capital gain net income,” as those terms are defined in section 4982(e)(1) and (2), respectively — for all federal income and excise tax periods ending at or before the Effective Time, and treating its current taxable year as ending at that time, such that Target will have no tax liability under sections 852 or 4982 for the current and any prior tax periods.

1.5.    At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Portfolio Shares it receives pursuant to paragraph 1.1(a) to the Separate Accounts for which Equitable holds Target Shares of record at the Effective Time (each, a “Shareholder”), in proportion to their Target Shares then so held and in constructive exchange therefor, and shall completely liquidate (which shall be treated as a complete liquidation of Target for federal tax purposes, within the meaning of section 1.368-2(m)(1)(iv) of the Regulations). That distribution shall be accomplished by the Acquiring Investment Company’s transfer agent’s opening accounts on Acquiring Portfolio’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Acquiring Portfolio Shares to those newly opened and existing accounts. Pursuant to that transfer, each Shareholder’s account shall be credited with the respective pro rata number of full and fractional Acquiring Portfolio Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Class IB Target Shares shall be credited with the respective pro rata number of full and fractional Class IB or Class B Acquiring Portfolio Shares, as applicable, due that Shareholder, and the account for each Shareholder that holds Class K Target Shares shall be credited with the respective pro rata number of full and fractional Class K Acquiring Portfolio Shares due that Shareholder). The aggregate NAV of Acquiring Portfolio Shares of each class to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Shares of the corresponding class that Shareholder holds at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target’s shareholder records. The Acquiring Investment Company shall not issue certificates representing the Acquiring Portfolio Shares issued in connection with the Reorganization.

1.6.    Any transfer taxes payable on issuance and transfer of Acquiring Portfolio Shares in a name other than that of the registered holder on Target’s shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.    After the Effective Time, Target shall not conduct any business except in connection with its termination. As soon as reasonably practicable after distribution of the Acquiring Portfolio Shares pursuant to paragraph 1.5 — as provided there, on making that distribution Target’s liquidation shall be complete for federal tax purposes — (a) Target shall be terminated as a series of EQAT and (b) EQAT shall make all filings and take all other actions in connection therewith necessary and proper to effect that termination.

1.8.    Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated. In furtherance of the foregoing, after the Effective Time, except as otherwise agreed to by the Investment Companies, EQAT shall prepare, or shall cause its agents to prepare, any federal, state, and local tax returns required to be filed by it with respect to Target’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall cause those tax returns to be duly filed with the appropriate taxing authorities.

2.    VALUATION

2.1.    For purposes of paragraph 1.1(a), Target’s net value shall be (a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) and Target’s declaration of dividends and/or other distributions, if any, on the date of the Closing (“Valuation Time”), using the valuation procedures set forth in EQAT’s then-current prospectus and statement of additional information (“Pro/SAI”) including Target and valuation procedures established by its Board (collectively, “Valuation Procedures”), less (b) the amount of the Liabilities at the Valuation Time.

2.2.    For purposes of paragraph 1.1(a), the NAV per share of each class of Acquiring Portfolio Shares shall be computed at the Valuation Time, using the Valuation Procedures.

2.3.    All computations pursuant to paragraphs 2.1 and 2.2 shall be made (a) by Equitable Investment Management, LLC, in its capacity as each Investment Company’s administrator, or (b) in the case of securities subject to fair valuation, in accordance with the respective Valuation Procedures.

3.    CLOSING AND EFFECTIVE TIME

3.1.    Unless the Investment Companies agree otherwise (or, in the case of an EQAT Reorganization, EQAT determines otherwise), all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to occur simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on [                ], 2022, or a later date as to which they agree (or EQAT determines) (“Effective Time”). If, at or immediately before the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of either Portfolio (each, an “Exchange”) is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted, so that, in either Board’s (or, in the case of an EQAT Reorganization, EQAT’s Board’s) judgment, accurate appraisal of the value of either Portfolio’s net assets and/or the NAV per share of either class of Acquiring Portfolio Shares is impracticable, the date of the Closing (and, therefore, the Valuation Time and the Effective Time) shall be postponed until the first business day on which that Exchange is open for regular trading after the day when that trading has been fully resumed and that reporting has been restored. The Closing shall be held at the Investment Companies’ offices or at another place as to which they agree.

3.2.    EQAT shall direct the custodian of the Portfolios’ assets to deliver at the Closing a certificate of an authorized officer (“Certificate”) stating that (a) the Assets it holds will be transferred to Acquiring Portfolio at the Effective Time and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3.    EQAT shall direct its transfer agent to deliver to the Acquiring Investment Company at or immediately after the Closing a Certificate stating that its records contain (a) the name, address, and taxpayer identification number of each Shareholder, (b) the number of full and fractional shares in each outstanding class of Target Shares each Shareholder owns, and (c) the dividend reinvestment elections, if any, applicable to each Shareholder, all at the Effective Time.

3.4.    Each Acquiring Investment Company shall direct its transfer agent to deliver to EQAT, (a) at the Closing, a confirmation, or other evidence satisfactory to EQAT, that the Acquiring Portfolio Shares to be issued to Target pursuant to paragraph 1.1(a) have been credited to Target’s account on Acquiring Portfolio’s shareholder records and (b) at or as soon as reasonably practicable after the Closing, a Certificate as to the opening of accounts on those records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist).

3.5.    Each Investment Company in the VIP Reorganization shall deliver to the other at the Closing (a) a Certificate in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made herein are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby and (b) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests.

4.    REPRESENTATIONS AND WARRANTIES

4.1.    EQAT, on Target’s behalf, represents and warrants to each Acquiring Investment Company, on Acquiring Portfolio’s behalf, as follows (or, in the case of an EQAT Reorganization, EQAT’s obligation to implement this Agreement on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.1.1.    EQAT (a) is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware (a “Delaware Statutory Trust”), and its Certificate of Trust has been duly filed in the office of the Secretary of State thereof, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.1.2.    Target is a duly established and designated series thereof;

4.1.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of EQAT’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of EQAT, with respect to Target, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and by general principles of equity;

4.1.4.    At the Effective Time, EQAT, on Target’s behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or are restricted to resale by their terms); and on delivery and payment for the Assets, the Acquiring Investment Company, on Acquiring Portfolio’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

4.1.5.    EQAT, with respect to Target, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, or EQAT’s Second Amended and Restated Agreement and Declaration of Trust (“EQAT Declaration”) or Bylaws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which EQAT, with respect to Target or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which EQAT, with respect to Target or on its behalf, is a party or by which it is bound;

4.1.6.    At or before the Effective Time, either (a) all material contracts and other commitments of or applicable to Target (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate or (b) provision for discharge, and/or Acquiring Portfolio’s assumption, of any liabilities of Target thereunder will be made, without either Portfolio’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights EQAT, on Target’s behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

4.1.7.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to EQAT’s knowledge, threatened against EQAT, with respect to Target or any of its properties or assets attributable or allocable to Target, that, if adversely determined, would materially and adversely affect Target’s financial condition or the conduct of its business; and EQAT, on Target’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Target’s business or EQAT’s ability to consummate the transactions contemplated hereby;

4.1.8.    Target’s Statement of Assets and Liabilities, Portfolio of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended December 31, 2021, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm (“PwC”), and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); those Statements present fairly, in all material respects, Target’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to EQAT’s management’s best knowledge and belief, there are no known contingent liabilities of Target required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.1.9.    Since December 31, 2021, there has not been any material adverse change in Target’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Target’s NAV due to declines in market values of securities Target holds, the discharge of Target’s liabilities, or the redemption of Target Shares by its shareholders will not constitute a material adverse change;

4.1.10.    All federal, state, and local tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of Target required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof (except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect); to the best of EQAT’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Target (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.1.11.    Target is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“IRS”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Target is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Target has elected to be a “regulated investment company” under Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) (“RIC”); for each taxable year of its operation (including the taxable year that will end at the Effective Time (“current year”)), Target has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.12.    All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by EQAT and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target’s shareholder records (as provided in the Certificate to be delivered pursuant to paragraph 3.3); and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

4.1.13.    Target incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

4.1.14.    Target is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.1.15.    Not more than 25% of the value of Target’s total assets (excluding cash, cash items, and Government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Target invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.1.16.    On the effective date of the Registration Statement (as defined in paragraph 4.3.1), at the time of the Shareholders Meeting (as defined in paragraph 5.2), and at the Effective Time, EQAT’s Pro/SAI including Target will (a) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.17.    The information to be furnished by EQAT for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.18.    The Acquiring Portfolio Shares to be delivered to Target hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof; and

4.1.19.    The EQAT Declaration permits EQAT to vary its shareholders’ investment; EQAT does not have a fixed pool of assets -- each series thereof (including Target) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.2.    Each Acquiring Investment Company, on Acquiring Portfolio’s behalf, represents and warrants to EQAT, on Target’s behalf, as follows (or, in the case of the VIP Reorganization, VIP’s obligation to implement this Agreement on Acquiring Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.2.1.    The Acquiring Investment Company (a) is a Delaware Statutory Trust, and its Certificate of Trust has been duly filed in the office of the Secretary of State of Delaware, (b) is duly registered under the 1940 Act as an open-end management investment company, which registration is in full force and effect, and (c) has the power to own all its properties and assets and to carry on its business described in its current registration statement on Form N-1A;

4.2.2.    Acquiring Portfolio is a duly established and designated series of the Acquiring Investment Company;

4.2.3.    The execution, delivery, and performance hereof have been duly authorized at the date hereof by all necessary action on the part of the Acquiring Investment Company’s Board, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and this Agreement constitutes a valid and legally binding obligation of the Acquiring Investment Company, with respect to Acquiring Portfolio, enforceable in accordance with its terms, except as they may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and similar laws affecting the rights and remedies of creditors generally and general principles of equity;

4.2.4.    No consideration other than Acquiring Portfolio Shares (and Acquiring Portfolio’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5.    The Acquiring Investment Company, with respect to Acquiring Portfolio, is not currently engaged in, and its execution, delivery, and performance hereof and consummation of the Reorganization will not result in, (a) a conflict with or material violation of any provision of Delaware law, the EQAT Declaration or EQAT’s Bylaws or VIP’s Agreement and Declaration of Trust, as amended (“VIP Declaration”) or VIP’s Bylaws, as the case may be, or any Undertaking to which the Acquiring Investment Company, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound or (b) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Acquiring Investment Company, with respect to Acquiring Portfolio or on its behalf, is a party or by which it is bound;

4.2.6.    No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Acquiring Investment Company’s knowledge, threatened against the Acquiring Investment Company, with respect to Acquiring Portfolio or any of its properties or assets attributable or allocable to Acquiring Portfolio, that, if adversely determined, would materially and adversely affect Acquiring Portfolio’s financial condition or the conduct of its business; and the Acquiring Investment Company, on Acquiring Portfolio’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects Acquiring Portfolio’s business or the Acquiring Investment Company’s ability to consummate the transactions contemplated hereby;

4.2.7.    Acquiring Portfolio’s Statements at and for the fiscal year (in the case of the Statement of Changes in Net Assets, for the two fiscal years) ended December 31, 2021, have been audited by PwC and are in accordance with GAAP; those Statements (copies of which, in the case of a VIP Reorganization, VIP has furnished to EQAT) present fairly, in all material respects, Acquiring Portfolio’s financial condition at that date in accordance with GAAP and the results of its operations and changes in its net assets for the period(s) then ended; and, to the Acquiring Investment Company’s management’s best knowledge and belief, there are no known contingent liabilities of Acquiring Portfolio required to be reflected on a Statement of Assets and Liabilities (including the notes thereto) in accordance with GAAP at that date that are not disclosed therein;

4.2.8.    Since December 31, 2021, there has not been any material adverse change in Acquiring Portfolio’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Portfolio of indebtedness maturing more than one year from the date that indebtedness was incurred; for purposes of this representation and warranty, a decline in Acquiring Portfolio’s NAV due to declines in market values of securities Acquiring Portfolio holds, the discharge of Acquiring Portfolio’s liabilities, or the redemption of Acquiring Portfolio Shares by its shareholders will not constitute a material adverse change;

4.2.9.    All Returns of Acquiring Portfolio required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) will have been timely filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns will have been paid or provision will have been made for the payment thereof except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect; to the best of the Acquiring Investment Company’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and Acquiring Portfolio (a) is in compliance in all material respects with all applicable Regulations pertaining to (1) the reporting of dividends and other distributions on and redemptions of its shares, (2) withholding in respect thereof, and (3) shareholder basis reporting, (b) has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and (c) is not liable for any material penalties that could be imposed thereunder;

4.2.10.    Acquiring Portfolio is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the IRS or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; Acquiring Portfolio is an “investment company” (as defined in section 368(a)(2)(F)(iii)) and a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); Acquiring Portfolio has elected to be a RIC; for each taxable year of its operation (including the taxable year that includes the Effective Time (“current year”)), Acquiring Portfolio has met (and for the current year will meet) the requirements of Subchapter M for qualification and treatment as a RIC and has been (and for the current year will be) eligible to and has computed (and for the current year will compute) its federal income tax under section 852; Acquiring Portfolio will continue to meet all those requirements for the current year and intends to continue to do so, and to continue to be eligible to and to so compute its federal income tax, for succeeding taxable years; and Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.2.11.    Acquiring Portfolio is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

4.2.12.    There is no plan or intention for Acquiring Portfolio to be terminated, dissolved, or merged into another statutory or business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

4.2.13.    Assuming satisfaction of the condition in paragraph 4.1.15, immediately after the Reorganization (1) not more than 25% of the value of Acquiring Portfolio’s total assets (excluding cash, cash items, and Government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; provided that a proportionate share of the assets of any RIC in which Acquiring Portfolio invests (and not the securities issued by the RIC itself) shall be taken into account for this purpose;

4.2.14.    All issued and outstanding Acquiring Portfolio Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Acquiring Investment Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor are there outstanding any securities convertible into any Acquiring Portfolio Shares; and the Acquiring Portfolio Shares to be issued and delivered to Target, for the Shareholders’ accounts, pursuant to the terms hereof, (a) will have been duly authorized by the Acquiring Investment Company and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and (b) when so issued and delivered, will be duly and validly issued and outstanding Acquiring Portfolio Shares, fully paid and non-assessable by the Acquiring Investment Company;

4.2.15.    On the effective date of the Registration Statement, at the time of the Shareholders Meeting, and at the Effective Time, (a) the Acquiring Investment Company’s Pro/SAI including Acquiring Portfolio will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (b) that Pro/SAI and the prospectus included in the Registration Statement will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided that the foregoing will not apply to statements in or omissions from that prospectus made in reliance on and in conformity with information furnished by the Acquiring Investment Company for use therein;

4.2.16.    The information to be furnished by the Acquiring Investment Company for use in no-action letters, applications for orders, the Registration Statement, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby will be accurate and complete in all material respects, will comply in all material respects with federal securities laws and other laws and regulations, and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

4.2.17.    The EQAT Declaration or the VIP Declaration, as the case may be, permits the Acquiring Investment Company to vary its shareholders’ investment; the Acquiring Investment Company does not have a fixed pool of assets -- each series thereof (including Acquiring Portfolio) is a managed portfolio of securities, and EIM and each investment sub-adviser thereof have the authority to buy and sell securities for it.

4.3.    Each Investment Company, on its Portfolio’s behalf, represents and warrants to the other Investment Company, on its Portfolio’s behalf, as follows (or, in the case of an EQAT Reorganization, EQAT’s obligation to implement this Agreement on each Portfolio’s behalf shall be subject to satisfaction of the following conditions at or before, and continuing through, the Effective Time):

4.3.1.    No governmental consents, approvals, or authorizations (collectively, “consents”) or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents or orders of any court are required, for its execution, delivery, and performance hereof on its Portfolio’s behalf, except for (a) the Acquiring Investment Company’s filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and a post-effective amendment to the Acquiring Investment Company’s registration statement on Form N-1A and (b) consents, filings, and orders that have been made or received or may be required after the Effective Time; and

4.3.2.    The fair market value of the Acquiring Portfolio Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor.

5.    COVENANTS

5.1.    Each Investment Company covenants to operate its Portfolio’s business in the ordinary course between the date hereof and the Closing, it being understood that:

(a) such ordinary course will include declaring and paying customary dividends and other distributions and changes in operations contemplated by each Portfolio’s normal business activities; and

(b) each Portfolio will retain exclusive control of the composition of its portfolio until the Closing.

5.2.    EQAT covenants to call and hold a meeting of Target’s shareholders to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby (“Shareholders Meeting”).

5.3.    EQAT covenants that it will assist VIP in obtaining information VIP reasonably requests concerning the beneficial ownership of Target Shares.

5.4.    EQAT covenants that it will turn over its books and records regarding Target (including all tax books and records and all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to VIP at the Closing.

5.5.    Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

5.6.    Each Investment Company covenants that it will, from time to time, as and when requested by the other Investment Company, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken all further action, the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) the applicable Acquiring Investment Company, on Acquiring Portfolio’s behalf, title to and possession of all the Assets, and (b) EQAT, on Target’s behalf, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

5.7.    Each Acquiring Investment Company covenants to use all reasonable efforts to obtain the consents required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to continue Acquiring Portfolio’s operations after the Effective Time.

5.8.    EQAT covenants to distribute all the Acquiring Portfolio Shares it receives in the Reorganization to the Shareholders in complete liquidation of Target.

5.9.    Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.    CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) the other Investment Company’s performance of all its obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time (except that clauses (a) and (b) shall not apply in the case of an EQAT Reorganization), and (c) the following further conditions that, at or before that time:

6.1.    This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by both Boards and by Target’s shareholders at the Shareholders Meeting (including any adjournments or postponements thereof);

6.2.    All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to each Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or shall be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Portfolio’s assets or properties, provided that either Investment Company may for itself waive any of those conditions;

6.3.    At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

6.4.    The Acquiring Investment Company, on Acquiring Portfolio’s behalf, shall have executed and delivered at or before the Closing a Certificate confirming that the Acquiring Investment Company, on Acquiring Portfolio’s behalf, assumes all of the Liabilities; and

6.5.    At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraphs 6.1 and 6.4) if, in the judgment of its Board, that waiver will not have a material adverse effect on its Portfolio’s shareholders’ interests.

7.    BROKERAGE FEES AND EXPENSES

7.1.    Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

7.2.    The expenses of the Reorganizations shall be borne by all the Targets as described in the Registration Statement, except that (a) no Target shall bear any brokerage or similar expenses incurred by or for the benefit of another Portfolio in connection with the Reorganization, which shall be borne by the Portfolio that directly incurs them, and (b) expenses shall be paid by the Portfolio directly incurring them if and to the extent that the payment thereof by another person would result in that Portfolio’s disqualification as a RIC.

8.    ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

9.    TERMINATION OF AGREEMENT

This Agreement may be terminated at any time at or before the Closing:

9.1.    By either Investment Company (a) in the event of the other Investment Company’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before December 31, 2022, or another date to which the Investment Companies agree; or

9.2.    By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 9.1(c) or (d) or 9.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

10.    AMENDMENTS

In the case of the VIP Reorganization, the Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, and in the case of an EQAT Reorganization, EQAT’s Board may do so (solely with respect to that EQAT Reorganization), notwithstanding Target’s shareholders’ approval hereof; provided that, following that approval, no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

11.    MISCELLANEOUS

11.1.    This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

11.2.    Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than each Investment Company, on its Portfolio’s behalf, and their respective successors and assigns any rights or remedies under or by reason hereof.

11.3    Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Portfolio but are only binding on and enforceable against its property attributable to and held for the benefit of its Portfolio (“Portfolio’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims hereunder on its or its Portfolio’s behalf, shall look only to the other Portfolio’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

11.4    Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

11.5.    This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

EQ ADVISORS TRUST, on behalf of its series listed on Schedule A
By:
Name:

Title:

EQ PREMIER VIP TRUST, on behalf of its series listed on Schedule A

By:
Name:
Title:

SCHEDULE A

TARGETS	ACQUIRING PORTFOLIOS
(All Series of EQAT)	(Series of EQAT)

1290 VT Low Volatility Global Equity Portfolio Class IB	EQ/Common Stock Index Portfolio Class IB

EQ/Invesco International Growth Portfolio Class IB	EQ/MFS International Growth Portfolio Class IB

EQ/AXA Investment Managers Moderate Allocation Portfolio Class IB, Class K	1290 VT Moderate Growth Allocation Portfolio Class IB, Class K

(Series of VIP)

EQ/Franklin Strategic Income Portfolio Class IB	EQ/Core Plus Bond Portfolio Class B

APPENDIX B

MORE INFORMATION ON STRATEGIES AND RISK FACTORS

Investment Strategies

Changes in Investment Objectives and Principal Investment Strategies

Each Portfolio has its own investment objective(s), policies and strategies. There is no assurance that a Portfolio will achieve its investment objective. The investment objective of each Portfolio may be changed without shareholder approval. Except as otherwise noted, the investment policies and strategies of a Portfolio are not fundamental policies and may be changed without a shareholder vote. In addition, to the extent a Portfolio is undergoing a transition (such as a rebalancing, or experiences large inflows or outflows) or takes a temporary defensive position, it may not be pursuing its investment objective or executing its principal investment strategies.

80% Policies

Among the Acquired Portfolios, the Low Volatility Global Equity Portfolio, and among the Acquiring Portfolios, each of the Common Stock Index Portfolio, the Core Plus Bond Portfolio and the MFS International Growth Portfolio, has a policy that it will invest at least 80% of its net assets, plus borrowings for investment purposes, in the particular type of investment connoted by its name. Each such policy is subject to change only upon at least sixty (60) days’ prior notice to shareholders of the affected Portfolio. As applicable, to the extent a Portfolio invests in securities of other investment companies or investment vehicles (such as exchange-traded funds), it takes into consideration the investment policies of such investment companies and investment vehicles at the time of investment in determining compliance with its 80% policy. The 80% investment requirement is applied at the time a Portfolio invests its assets. If, subsequent to an investment by a Portfolio, this requirement is no longer met, the Portfolio’s future investments will be made in a manner consistent with bringing the Portfolio into compliance with this requirement. In addition, in appropriate circumstances, synthetic investments may count toward the 80% minimum if they have economic characteristics similar to the other investments included in the 80% policy.

Underlying ETFs

As described in the Combined Proxy Statement/Prospectus, the First Trust Moderate Growth Allocation Portfolio, Low Volatility Global Equity Portfolio, and 1290 VT Moderate Growth Allocation Portfolio invest primarily in securities issued by the Underlying ETFs. Also as described in the Combined Proxy Statement/Prospectus, the Sub-Adviser to the AXA IM Moderate Allocation Portfolio, the Sub-Adviser to the Franklin Growth Allocation Portfolio, and the Sub-Adviser to the JPMorgan Growth Allocation Portfolio may consider the size of the respective Portfolio when deciding how to implement the Portfolio’s investment strategy, and each Portfolio may invest primarily in ETFs (for purposes of this discussion, “Underlying ETFs”) and derivative instruments, rather than in individual securities, to gain broad exposure to a particular asset category.

Accordingly, a Portfolio’s performance depends upon a favorable allocation by the Adviser or the Sub-Adviser, as applicable, among the Underlying ETFs as well as the ability of the Underlying ETFs to generate favorable performance. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an index-based ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks, bonds or other instruments as the index it seeks to track (or it may hold a representative sample of such instruments). Accordingly, an index-based ETF is designed so that its performance will correspond closely with that of the index it seeks to track. ETFs also may be actively managed.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3%

of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are regulatory exemptions from these restrictions under the 1940 Act on which a Portfolio may rely to invest in Underlying ETFs in excess of these limits, subject to certain conditions.

The Underlying ETFs in which the Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, JPMorgan Growth Allocation Portfolio, and Franklin Growth Allocation Portfolio currently may invest are listed below. This list may change from time to time at the discretion of the Adviser. The Portfolios will not necessarily invest in every Underlying ETF at one time. Additional information regarding the Underlying ETFs is included in their current prospectuses.

Portfolio	Underlying ETFs
Low Volatility Global Equity Portfolio

Domestic Equity: Fidelity Low Volatility Factor ETF, iShares® Core S&P Total U.S. Stock Market ETF, iShares® MSCI USA Min Vol Factor ETF, iShares® MSCI USA Small-Cap Min Vol Factor ETF, Invesco® S&P 500® Low Volatility ETF, Invesco® S&P 500 High Dividend Low Volatility ETF, Invesco® S&P MidCap Low Volatility ETF, Invesco® S&P SmallCap High Dividend Low Volatility ETF, Invesco® S&P SmallCap Low Volatility ETF, SPDR® SSGA US Large Cap Low Volatility Index ETF, SPDR® SSGA US Small Cap Low Volatility Index ETF, Vanguard S&P 500 ETF

Emerging Equity: iShares® Core MSCI Emerging Markets ETF, iShares® MSCI Emerging Markets Min Vol Factor ETF, Invesco® S&P Emerging Markets Low Volatility ETF, Vanguard FTSE Emerging Markets ETF

Global Equity: iShares® MSCI Global Min Vol Factor ETF

International Developed Equity: iShares® Core MSCI EAFE ETF, iShares® MSCI EAFE Min Vol Factor ETF, Invesco® S&P International Developed Low Volatility ETF, Invesco® S&P International Developed High Dividend Low Volatility ETF, Vanguard FTSE Developed Markets ETF

1290 VT Moderate Growth Allocation Portfolio

US Large Cap: iShares® Core S&P 500 ETF, Vanguard 500 Index Fund ETF, Vanguard Large-Cap Index Fund ETF

US Mid Cap: iShares® Core S&P Mid-Cap ETF, Vanguard Mid-Cap Index Fund ETF

US Small Cap: iShares® Core S&P Small-Cap ETF, iShares® Russell 2000 ETF, Vanguard Small-Cap Index Fund ETF

International Developed: iShares® MSCI EAFE ETF, iShares® Core MSCI EAFE ETF, SPDR® Portfolio Developed World ex-US ETF

Investment Grade: iShares® iBoxx $ Investment Grade Corporate Bond ETF, Vanguard Intermediate-Term Corporate Bond ETF, Vanguard Total Corporate Bond ETF, SPDR® Portfolio Corporate Bond ETF

Short Term Treasury: SPDR® Bloomberg 1-3 Month T-Bill ETF, iShares® Short Treasury Bond ETF

AXA IM Moderate Allocation Portfolio

US Large Cap: iShares® Core S&P 500 ETF, SPDR® S&P 500® ETF Trust

US Mid Cap: SPDR® S&P MidCap 400 ETF

US Small Cap: iShares® Russell 2000 ETF

International Developed: iShares® Core MSCI EAFE ETF

Investment Grade: iShares® iBoxx $ Investment Grade Corporate Bond ETF, Vanguard Intermediate Term Corporate Bond ETF

Portfolio	Underlying ETFs
First Trust Moderate Growth Allocation Portfolio

US Large Cap: SPDR® S&P 500® ETF Trust, Vanguard S&P 500 ETF

US Mid Cap: iShares® Core S&P Mid-Cap ETF

US Small Cap: iShares® Russell 2000 ETF

International Developed: iShares® Core MSCI EAFE ETF

Investment Grade: Vanguard Intermediate Term Corporate Bond ETF

Franklin Growth Allocation Portfolio

US Large Cap: iShares® Core S&P 500 ETF, SPDR® S&P 500® ETF Trust

US Mid Cap: iShares® Core S&P Mid-Cap ETF

US Small Cap: iShares® Russell 2000 ETF

International Developed: iShares® Core MSCI EAFE ETF, iShares® MSCI EAFE ETF

Investment Grade: Vanguard Intermediate Term Corporate Bond ETF

JPMorgan Growth Allocation Portfolio

US Large Cap: Vanguard S&P 500 ETF

Investment Grade: iShares® 1-3 Year Treasury Bond ETF, iShares® 3-7 Year Treasury Bond ETF, iShares® 7-10 Year Treasury Bond ETF, SPDR® Portfolio Intermediate Term Corporate Bond ETF

Indexing Strategies

As discussed in the Combined Proxy Statement/Prospectus, the Common Stock Index Portfolio employs an index strategy. In managing the Common Stock Index Portfolio, the Portfolio’s Sub-Adviser does not utilize customary economic, financial or market analyses or other traditional investment techniques. Rather, the Sub-Adviser may employ a full replication technique or sampling technique in seeking to track the total return performance (before fees and expenses) of the index. A full replication technique generally involves holding each security in a particular index in approximately the same weight that the security represents in the index. Conversely, a sampling technique strives to match the characteristics of a particular index without having to purchase every stock in that index by selecting a representative sample of securities for the Portfolio (or portion thereof) based on the characteristics of the index and the particular securities included therein. Such characteristics may include, with respect to equity indexes, industry weightings, market capitalizations and fundamental characteristics and, with respect to fixed income indexes, interest rate sensitivity, credit quality and sector diversification.

In addition, during any period when the Adviser or the Sub-Adviser to the Common Stock Index Portfolio determines that it would be impracticable or uneconomical for the Portfolio to invest its assets in accordance with its primary investment policies (e.g., the Portfolio does not have sufficient assets to buy all of the securities in a particular broad-based index and to manage those assets in an efficient manner), the Portfolio may pursue its investment strategy by investing in other portfolios, to the extent consistent with the Portfolio’s investment policies and strategies, including portfolios managed by the Adviser, to the extent permitted by statute or regulation.

Active Management Strategies

With respect to Portfolios (or portions thereof) that utilize active management strategies, the Adviser or a Sub-Adviser has complete discretion to select portfolio securities for its portion of a Portfolio’s assets, subject to the Portfolio’s investment objectives, restrictions and policies and other parameters that maybe developed from time to time by the Adviser. In selecting investments, the Adviser or the Sub-Adviser(s) use their proprietary investment strategies, which are summarized above in the section “Comparison of Investment Objectives, Policies and Strategies.” The following is an additional general description of certain common types of active management strategies that may be used by the Sub-Advisers to the Portfolios.

Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. A Sub-Adviser using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Sub-Adviser also generally prefers companies with a competitive advantage such as unique management, marketing or research and development.

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. A Sub-Adviser using this approach generally selects stocks at prices that, in its view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

Core investing is an investment style that includes both the strategies used when seeking either growth companies (those with strong earnings growth) or value companies (those that may be temporarily out of favor or have earnings or assets not fully reflected in their stock price).

Fundamental analysis generally involves the analysis of the balance sheet and income statements of a company in order to forecast its future stock price movements. Fundamental analysis considers past records of assets, earnings, sales, products, management and markets in predicting future trends in these indicators of a company’s success or failure. By appraising a company’s prospects, analysts using such an approach assess whether a particular stock or group of stocks is undervalued or overvalued at its current market price.

Allocation Strategies

As described in the Combined Proxy Statement/Prospectus, by adjusting investment exposure among the various asset classes in certain of the allocation Portfolios, the Adviser or a Sub-Adviser, as the case may be, will attempt to reduce overall portfolio volatility and mitigate the effects of extreme market environments, without sacrificing long-term returns. A Portfolio may gain or adjust exposure to each asset class either through transactions in individual securities or Underlying ETFs, as applicable, or through other instruments, including derivatives.

Additional Strategies

The following provides additional information regarding the principal investment strategies discussed in “Comparison of Investment Objectives, Policies and Strategies,” in the Combined Proxy Statement/Prospectus and additional investment strategies that a Portfolio may employ in pursuing its investment objective. The Portfolios may make other types of investments to the extent permitted by applicable law. For further information about investment strategies, please see each Portfolio’s respective Statement of Additional Information.

Bank Loans. A Portfolio may invest in bank loans. A bank loan represents an interest in a loan or other direct indebtedness that entitles the acquirer of such interest to payments of interest, principal and/or other amounts due under the structure of the loan. A Portfolio may acquire a bank loan through a participation interest, which gives the Portfolio the right to receive payments of principal, interest and/or other amounts only from the lender selling the participation interest and only when the lender receives the payments from the borrower, or through an assignment in which the Portfolio succeeds to the rights of the assigning lender and becomes a lender under the loan agreement. Bank loans are typically borrowers’ senior debt obligations and, as such, are considered to hold a senior position in the borrower’s capital structure. The senior capital structure position generally gives the holders of bank loans a priority claim on some or all of the borrower’s assets in the event of a default. In many situations, the assets or cash flow of the borrowing corporation, partnership or other business entity may serve as collateral for the bank loan. Bank loans may be issued in connection with acquisitions, refinancings and recapitalizations.

Cash and Short-Term Investments. A Portfolio may hold cash or invest in short-term paper and other short-term investments as deemed appropriate by the Adviser or Sub-Adviser. Short-term paper generally includes any note, draft bill of exchange or banker’s acceptance payable on demand or having a maturity at the time of issuance that does not exceed nine months or any renewal thereof payable on demand or having a maturity that is likewise limited.

A Portfolio also may invest its uninvested cash in high quality, short-term debt securities, including repurchase agreements and high-quality money market instruments, and also may invest its uninvested cash in money market funds, including money market funds managed by the Adviser. To the extent a Portfolio invests in a money market fund, it generally is not subject to the limits placed on investments in other investment companies by the 1940 Act.

Generally, these securities offer less potential for gains than other types of securities.

Convertible Securities. A Portfolio may invest in convertible securities, including both convertible debt and convertible preferred stock. A convertible security is generally a bond, preferred stock or other security that may be converted within a specified period of time and at a pre-stated price or formula into the common stock of the same or a different issuer. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities; (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

Currency. A Portfolio may enter into foreign currency transactions for hedging and non-hedging purposes on a spot (i.e., cash) basis or through the use of derivatives. A forward foreign currency exchange contract (“forward contract”) is a type of derivative that involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement and no commissions are charged at any stage for trades.

Foreign currency transactions may be used to protect a Portfolio’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other currencies or securities. The value of these foreign currency transactions depends on, and will vary based on fluctuations in, the value of the underlying currency relative to the U.S. dollar.

If a particular currency is expected to decrease in value relative to another currency, a Portfolio may sell the currency expected to decrease and purchase a currency that is expected to increase against the currency sold. A Portfolio’s cross hedging transactions may involve currencies in which the Portfolio’s holdings are denominated. However, a Portfolio is not required to own securities in the particular currency being purchased or sold.

Derivatives. A Portfolio may use “derivative” instruments to hedge its portfolio against market, economic, currency, issuer and other risks, to gain or manage exposure to the markets, sectors and securities in which the Portfolio may invest and to other economic factors that affect the Portfolio’s performance (such as interest rate movements), to increase total return or income, to reduce transaction costs, to manage cash, and for other portfolio management purposes. In general terms, a derivative instrument is an investment contract, the value of which is linked to (or is derived from), in whole or in part, the value of an underlying asset, reference rate or index (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). Futures and options contracts (including futures and options on individual securities and equity and bond market indexes and options on futures contracts), swaps (including interest rate swaps, total return swaps, currency swaps, credit default swaps and contracts for difference) and forward contracts, and structured securities, including forward currency contracts, are examples of derivatives in which a Portfolio may invest. A Portfolio that engages in derivatives transactions may maintain a significant percentage of its assets in cash and cash equivalent instruments or other liquid assets, which may serve as margin or collateral for the Portfolio’s obligations under derivative transactions. A Portfolio’s percentage investment limits for derivative investments may be measured based on mark-to-market value rather than the notional value of the derivative instrument. Mark-to-market value is the current market value or fair value reflecting the price at which the derivative could be expected to be liquidated. In contrast, the notional value of a derivative instrument, such as a futures contract, is equal to the contract size (number of units per contract) multiplied by the current (spot)

unit price of the reference asset underlying the contract. Therefore, the investment exposure that a Portfolio obtains through a derivative investment measured based on notional value may exceed the mark-to-market value of the derivative investment.

Equity Securities. A Portfolio may invest in equity securities. Equity securities may be bought on stock exchanges or in the over-the-counter market. Equity securities generally include common stock, preferred stock, warrants, securities convertible into common stock, securities of other investment companies and securities of real estate investment trusts.

Exchange-Traded Funds (ETFs). A Portfolio may invest in ETFs. ETFs are investment companies or other investment vehicles whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, an index-based ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International) selects as representative of a market, market segment, industry sector, country or geographic region. An index-based ETF generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, an index-based ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track. ETFs also may be actively managed. By investing in a Portfolio that invests in ETFs, you will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses.

Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are regulatory exemptions from these restrictions under the 1940 Act on which a Portfolio may rely to invest in ETFs in excess of these limits, subject to certain conditions.

Fixed Income Securities. A Portfolio may invest in short- and long-term fixed income securities in pursuing its investment objective and for other portfolio management purposes, such as to manage cash. Fixed income securities are debt securities such as bonds, notes, debentures and commercial paper. Domestic and foreign governments, banks and companies raise cash by issuing or selling debt securities to investors. Most debt securities pay fixed or adjustable rates of interest at regular intervals until they mature, at which point investors receive their principal back.

Foreign Securities. A Portfolio may invest in foreign securities. Generally, foreign securities are issued by companies organized outside the U.S. or by foreign governments or international organizations, are traded primarily in markets outside the U.S., and are denominated in a foreign currency. Foreign securities may include securities of issuers in developing countries or emerging markets. In addition, foreign securities may include depositary receipts of foreign companies. American Depositary Receipts are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. Depositary receipts also may be convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Futures. A Portfolio may purchase or sell futures contracts on individual securities or securities indexes. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid market is available. The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Portfolio’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Portfolio sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold. Futures contracts in which a Portfolio may invest are highly standardized contracts that typically trade on futures exchanges.

The use of futures contracts and similar instruments may be deemed to involve the use of leverage because a Portfolio is not required to invest the full market value of the futures contract upon entering into the contract. Instead, a Portfolio, upon entering into a futures contract (and to maintain its open position in a futures contract), is required to post collateral for the contract, known as “initial margin” and “variation margin,” the amount of which may vary but which generally equals a relatively small percentage (e.g., less than 5%) of the value of the contract being traded.

Illiquid Investments. Each Portfolio may invest up to 15% of its net assets in illiquid investments. Illiquid investment means any investment the Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

Inflation-Indexed Bonds. A Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The U.S. Treasury Department uses the Consumer Price Index for Urban Consumers as the inflation measure for Treasury inflation-indexed bonds. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Department inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond is considered ordinary income in the taxable year of the increase to an investing Portfolio, which generally must distribute the amount of that income for federal income tax purposes even though it does not receive the increased principal until maturity.

Because market convention for bonds is to use nominal yields to measure duration, duration for real return bonds, which are based on real yields, are converted to nominal durations through a conversion factor. The resulting nominal duration typically can range from 20% and 90% of the respective real duration. All security holdings will be measured in effective (nominal) duration terms. Similarly, the effective duration of the relevant index (e.g., the Bloomberg World Government Inflation-Linked Index (hedged)) will be calculated using the same conversion factors.

Insured Bank Obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Portfolio may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, a Portfolio will treat such obligations as subject to the limit for illiquid investments for the Portfolio unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Inverse Floaters. A Portfolio may invest in inverse floaters. Inverse floaters are securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as the Secured Overnight Financing Rate or an alternative reference rate. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate, while any drop in the reference rate of an inverse floater causes an increase in the coupon rate.

Investment Grade Securities. A Portfolio may invest in investment grade debt securities. Investment grade securities are rated in one of the four highest rating categories by Moody’s, S&P or Fitch, comparably rated by another rating agency or, if unrated, determined by the Adviser or the applicable Sub-Adviser to be of comparable quality.

Loan Participations and Assignments. A Portfolio may invest in loan participations and assignments. These investments are typically secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions, and may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

Mortgage- and Asset-Backed Securities. A Portfolio may invest in mortgage- and asset-backed securities. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Non-Investment Grade Securities. A Portfolio may invest in securities rated below investment grade (i.e., BB or lower by S&P or Fitch, Inc. (“Fitch”), Ba or lower by Moody’s or deemed to be of comparable quality by the Adviser or a Sub-Adviser), sometimes referred to as “junk bonds.” Junk bonds are usually issued by companies without long track records of sales and earnings or by those companies with questionable credit strength.

Options. A Portfolio may write and purchase put and call options, including exchange-traded or over-the-counter put and call options on securities indices and put and call options on ETFs tracking certain securities indices, for hedging and non-hedging purposes and for the purpose of achieving its objective. In general, options give the purchaser the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. A securities index option and an ETF option are option contracts whose values are based on the value of a securities index at some future point in time. A securities index fluctuates with changes in the market values of the securities included in the index. The effectiveness of purchasing or writing securities index options will depend upon the extent to which price movements in the Portfolio’s investment portfolio correlate with price movements of the securities index. By writing (selling) a call option, the Portfolio forgoes, in exchange for the premium less the commission, the opportunity to profit during the option period from an increase in the market value of an index above the exercise price. By writing (selling) a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the index below the exercise price.

Portfolio Turnover. The Portfolios do not restrict the frequency of trading to limit expenses. A Portfolio may engage in active and frequent trading of portfolio securities to achieve its investment objective. A portfolio turnover rate of 100%, for example, is equivalent to a Portfolio buying and selling all of its portfolio securities once during the course of a given fiscal year. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return, and an increase in taxable capital gains distributions to the Portfolio’s shareholders (although tax implications for investments in Contracts typically are deferred during the accumulation phase).

Preferred Stocks. A Portfolio may invest in preferred stocks. Although preferred stocks represent a partial ownership interest in a company, preferred stocks generally do not carry voting rights and have economic characteristics similar to fixed-income securities. Preferred stocks generally are issued with a fixed par value and pay dividends based on a percentage of that par value at a fixed or variable rate. Preferred stocks often have a liquidation value that generally equals the original purchase price of the preferred stock at the date of issuance.

Securities of Other Investment Companies. A Portfolio may invest in the securities of other investment companies to the extent permitted by applicable law. Generally, a Portfolio’s investments in other investment companies are subject to statutory limitations in the 1940 Act, including in certain circumstances a prohibition against acquiring shares of another investment company if, immediately after such acquisition, the Portfolio and its affiliated persons (i) would hold more than 3% of such other investment company’s total outstanding shares, (ii) would have invested more than 5% of its total assets in such other investment company, or (iii) would have invested more than 10% of its total assets in investment companies. However, there are statutory and regulatory exemptions from these restrictions under the 1940 Act on which the Portfolios may rely to invest in other investment companies in excess of these limits, subject to certain conditions. Other investment companies in which certain Portfolios may invest include ETFs, as discussed in “Exchange-Traded Funds (ETFs)”.

Short Sales. A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A “short sale” is the sale by a Portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, a Portfolio will make a profit by purchasing the security in the open market at a price lower than the price at which it sold the security. If the price of the security rises, a Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss.

Swaps. A Portfolio may engage in swap transactions. Swap contracts are derivatives in the form of a contract or other similar instrument that is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified security or index and agreed upon notional amount. The term “specified index” includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, total return on equity securities, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices).

Temporary Defensive Investments. For temporary defensive purposes in response to adverse market, economic, political or other conditions, each Portfolio (except a Portfolio that seeks to track the performance (before fees and expenses) of a particular securities market index) may invest, without limit, in cash, money market instruments or high quality, short-term debt securities, including repurchase agreements. To the extent a Portfolio is invested in these instruments, the Portfolio will not be pursuing its principal investment strategies and may not achieve its investment objective.

U.S. Government Securities. A Portfolio may invest in U.S. government securities, which include direct obligations of the U.S. Treasury Department (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government or its agencies or instrumentalities. U.S. government securities include mortgage- and asset-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments. A Portfolio may purchase or sell securities that it is entitled to receive on a when issued basis. A Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment (including on a “TBA” (to be announced) basis). These transactions involve the purchase or sale of securities by a Portfolio at an established price with payment and delivery taking place in the future. A Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.

Zero Coupon and Pay-in-Kind Securities. A Portfolio may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. Convertible securities, corporate debt securities, mortgage- and asset-backed securities, U.S. government securities, foreign securities and other types of debt instruments may be structured as zero coupon or pay-in-kind securities.

Risks

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of a Portfolio’s shares may be affected by the Portfolio’s investment objective(s), principal investment strategies and particular risk factors. Consequently, each Portfolio may be subject to different risks. Some of the risks, including principal risks, of investing in the Portfolios are discussed below. However, other factors may also affect a Portfolio’s investment results. There is no guarantee that a Portfolio will achieve its investment objective(s) or that it will not lose value.

In this section, the term “Portfolio” may include a Portfolio, an Underlying ETF, or both.

Principal Risks:    As indicated in “Comparison of Principal Risks” in each Proposal in the Combined Proxy Statement/Prospectus, a Portfolio may be subject to the following principal risks. The risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect a Portfolio’s performance.

Asset Allocation Risk:    The investment performance of an allocation Portfolio depends upon how its assets are allocated across various asset classes and how its assets are invested within those asset classes. Some asset classes and investments may perform below expectations or the securities markets generally over short and extended periods. The allocation strategies used and the allocation and investment decisions made could cause a Portfolio to lose value, may not produce the desired results, or may cause a Portfolio’s results to lag relevant benchmarks or other portfolios with similar investment objectives. For example, weighting equity securities too heavily during a period of stock market decline may result in a failure to preserve capital. Conversely, weighting debt securities too heavily during a period of stock market appreciation may result in lower total return. In addition, the allocation and investment decisions made may not be timely relative to market, economic or other developments. Moreover, if a Portfolio has set limitations on the amount of assets that normally may be allocated to each asset class, the Portfolio will have less flexibility in its investment strategy than funds that are not subject to such limitations.

Cash Management Risk:    Upon entering into certain derivatives contracts, such as futures contracts, and to maintain open positions in certain derivatives contracts, a Portfolio may be required to post collateral for the contract, the amount of which may vary. In addition, a Portfolio may maintain cash and cash equivalent positions as part of the Portfolio’s strategy in order to take advantage of investment opportunities as they arise, to manage the Portfolio’s market exposure, and for other portfolio management purposes. As such, a Portfolio may maintain cash balances, including foreign currency balances, which may be significant, with counterparties such as the Trust’s custodian or its affiliates. Maintaining larger cash and cash equivalent positions could negatively affect a Portfolio’s performance due to missed investment opportunities and may also subject a Portfolio to additional risks, such as increased credit risk with respect to the custodian bank holding the assets and the risk that a counterparty may be unable or unwilling to honor its obligations, and costs, such as any fees imposed for large cash balances.

Collateralized Debt Obligations Risk:    Collateralized debt obligations (“CDOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CDO also depend largely on the quality and type of the collateral and the class or “tranche” of the CDO in which a Portfolio invests. Normally, collateralized bond obligations, collateralized loan obligations, and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CDOs allowing a CDO potentially to be deemed liquid under a Portfolio’s liquidity policies. CDOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that a Portfolio may invest in CDOs that are subordinate to other classes; and (d) the risk that the complex structure of CDOs may produce disputes with the issuer or unexpected investment results. CDOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CDOs may result in losses to a Portfolio.

Collateralized Loan Obligations Risk:    Collateralized loan obligations (“CLOs”) involve many of the risks associated with debt securities including, but not limited to, interest rate risk and credit risk. The risks of an investment in a CLO also depend largely on the quality and type of the collateral and the class or “tranche” of the CLO in which a Portfolio invests. Normally, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs may be characterized by a Portfolio as illiquid securities; however, an active dealer market, or other relevant measures of liquidity, may exist for CLOs allowing a CLO potentially to be deemed liquid under a Portfolio’s liquidity policies. CLOs carry risks including, but not limited to: (a) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (b) the risk that the quality of the collateral securities may decline in value or default, particularly during periods of economic downturn; (c) the possibility that a Portfolio may invest in CLOs that are subordinate to other classes; and (d) the risk that the complex structure of CLOs may produce disputes with the issuer or unexpected investment results. CLOs also can be difficult to value and may be highly leveraged (which could make them highly volatile), and the use of CLOs may result in losses to a Portfolio.

Convertible Securities Risk:    A convertible security is a form of hybrid security; that is, a security with both debt and equity characteristics. The value of a convertible security fluctuates in relation to changes in interest rates and the credit quality of the issuer and also fluctuates in relation to changes in the price of the underlying common stock. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security generally is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the current market price of the security. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security, convert it into underlying common stock or sell it to a third party. Investments by a Portfolio in convertible debt securities may not be subject to any ratings restrictions, but a Portfolio’s investment manager will consider ratings, and any changes to ratings, in its determination of whether the Portfolio should invest in and/or continue to hold the securities. Convertible securities are subject to equity risk, interest rate risk, and credit risk and are often lower-quality securities. Lower quality may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer-specific risks that apply to the underlying common stock. To the extent a Portfolio invests in convertible securities issued by small- or mid-cap companies, it also will be subject to the risks of investing in these companies. The securities of small- and mid-cap companies are often more volatile and less liquid than the securities of larger companies. Convertible securities are normally “junior” securities, which means an issuer usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and a Portfolio could lose its entire investment. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stock holders but after holders of any senior debt obligations of the company. To the extent a Portfolio invests in securities that may be considered “enhanced” convertible securities, some or all of these risks may be more pronounced.

Credit Risk:    A Portfolio is subject to the risk that the issuer or the guarantor (or other obligor, such as a party providing insurance or other credit enhancement) of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction, is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations, which may cause the Portfolio’s holdings to lose value. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings. Higher credit ratings correspond to lower perceived credit risk, and lower credit ratings correspond to higher perceived credit risk. However, rating agencies may fail to make timely changes to credit ratings in response to subsequent events, and a credit rating may become stale in that it fails to reflect changes in an issuer’s financial condition. Credit ratings also may be influenced by conflicts of interest. Credit ratings represent a rating agency’s opinion regarding the quality of a security and are not a guaranty of quality. Credit ratings do not protect against a decline in the value of a security. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly. When a fixed income security is not rated, an investment manager may have to assess the risk of the security itself. In addition, legislation and regulations to reform rating agencies could adversely impact a Portfolio’s investments or investment process.

Derivatives Risk:    A derivative instrument is generally an investment contract the value of which depends upon (or is derived from), in whole or in part, the value of an underlying asset, reference rate, index or event (e.g., stocks, bonds, commodities, currencies, interest rates and market indexes). A Portfolio’s investments in derivatives may rise or fall in value more rapidly than other investments and may reduce the Portfolio’s returns and increase the volatility of the Portfolio’s net asset value. Examples of derivative instruments include, among others, futures contracts, options contracts, options on futures contracts, forward contracts, and swaps. Particular derivative instruments that a Portfolio may use are described under “Investments, Risks, and Performance — Principal Investment Strategies” in this combined Proxy Statement/Prospectus. The following provides a more general discussion of important risk factors (e.g., management risk, leveraging risk, liquidity risk, market and interest rate risk, counterparty and credit risk, and other risks) relating to all derivative instruments that a Portfolio may use. A discussion of additional risks associated with particular derivative instruments follows the general discussion.

Management Risk:    Derivative products are highly specialized instruments. Investing in derivatives involves investment techniques and risk analyses different from, and risks in some respects greater than, those associated with investing in more traditional investments, such as stocks and bonds. The use of a derivative requires an understanding not only of the underlying asset, reference rate, index or event, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Leveraging Risk:    Derivatives may be leveraged such that a small investment can have a significant impact on a Portfolio’s exposure to stock market values, interest rates, currency exchange rates or other investments. As a result, a relatively small price movement in a derivatives contract may cause an immediate and substantial loss or gain, and a Portfolio could lose more than the amount it invested. A Portfolio may experience leveraging risk in connection with investments in derivatives because its investments in derivatives may be small relative to the investment exposure assumed, leaving more assets to be invested in other investments. Such investments may have the effect of leveraging a Portfolio because the Portfolio may experience gains or losses not only on its investments in derivatives, but also on the investments purchased with the remainder of the assets. If the value of a Portfolio’s investments in derivatives is increasing, this could be offset by declining values of the Portfolio’s other investments.

Conversely, it is possible that a rise in the value of a Portfolio’s non-derivative investments could be offset by a decline in the value of the Portfolio’s investments in derivatives. In either scenario, a Portfolio may experience losses. In a market where the value of a Portfolio’s investments in derivatives is declining and the value of its other investments is declining, the Portfolio may experience substantial losses. Some derivatives can have the potential for unlimited losses.

Liquidity Risk:    It may be difficult or impossible for a Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. In addition, the possible lack of a liquid secondary market for certain derivatives, and the resulting inability of a Portfolio to sell or otherwise close out a derivatives position, could expose the Portfolio to losses and could make such derivatives more difficult for the Portfolio to value accurately. When a Portfolio uses derivatives, it likely will be required to provide margin or collateral and/or segregate cash or other liquid assets. Assets segregated to cover these transactions may decline in value, may become illiquid, and are not available to meet redemptions. The need to segregate assets also could limit a Portfolio’s ability to pursue other opportunities as they arise.

Market and Interest Rate Risk:    Some derivatives are more sensitive to market price fluctuations and to interest rate changes than other investments. The successful use of derivatives will usually depend on the Adviser’s or a Sub-Adviser’s ability to accurately forecast movements in the market relating to the underlying asset, reference rate, index or event. If the Adviser or a Sub-Adviser does not predict correctly the direction of asset prices, interest rates and other economic factors, a Portfolio’s derivatives positions could lose value. Derivatives may not behave as anticipated by a Portfolio, especially in abnormal market conditions. Derivatives strategies that are successful under certain market conditions may be less successful or unsuccessful under other market conditions. While some derivatives strategies can reduce the risk of loss, they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other Portfolio investments.

Counterparty and Credit Risk:    A Portfolio also may be exposed to losses if the counterparty in the transaction is unable or unwilling to fulfill its contractual obligation. Counterparty risk may arise because of market activities and developments, the counterparty’s financial condition (including financial difficulties, bankruptcy, or insolvency), or other reasons. To the extent a Portfolio has significant exposure to a single counterparty or small group of counterparties, this risk will be particularly pronounced. In addition, derivatives traded over-the-counter that are uncleared do not benefit from the protections provided by exchanges and central counterparties (derivatives clearing organizations and clearing corporations) in the event that a counterparty is unable or unwilling to fulfill its contractual obligation. Such uncleared over-the-counter derivatives therefore involve greater counterparty and credit risk and may be more difficult to value than exchange-traded derivatives that are cleared by a central counterparty.

Valuation Risk:    Derivatives also may be subject to the risk of mispricing or improper valuation, and valuation may be more difficult in times of market turmoil. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Changes in the value of a derivative may not correlate perfectly, or at all, with the underlying asset, reference rate or index.

Other Risks:    Derivatives also may be subject to risks related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error, as well as legal risks, such as insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.

When a derivative is used as a hedge against a position that a Portfolio holds, any loss generated by the derivative should generally be offset by gains on the hedged instrument, and vice versa. While hedging can reduce or eliminate losses, it also can reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the hedged investment, and there can be no assurance that a Portfolio’s hedging transactions will be effective. Also, suitable derivative transactions may not be available in all circumstances, and there can be no assurance that a Portfolio will engage in derivative transactions to reduce exposure to other risks when that might be beneficial or that, if used, such strategies will be successful. Derivatives also may involve fees, commissions, or other costs that may reduce a Portfolio’s gains or exacerbate its losses from the derivatives.

The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income a Portfolio realizes from its investments. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. The federal income tax treatment of certain derivatives, such as swaps, is unsettled and may be subject to future legislation, regulation or administrative pronouncements issued by the Internal Revenue Service.

Legislative and regulatory developments may limit the availability of certain derivatives, may make the use of derivatives by a Portfolio more costly, and may otherwise adversely impact the performance and value of derivatives. Legislative and regulatory developments also may change the way in which a Portfolio itself is regulated. Such developments may impact a Portfolio’s ability to invest, or remain invested, in certain derivatives, adversely affect a Portfolio’s ability to achieve its investment objective, and subject a Portfolio to additional recordkeeping and reporting requirements. Complying with new requirements also may increase the cost of a Portfolio’s investments and the cost of implementing a Portfolio’s investment program and related operations, which could adversely affect a Portfolio and its investors. For example, in October 2020 the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”), which imposes new requirements and restrictions on registered funds’ (including the Portfolios’) use of derivatives, and with which the Portfolios generally will be required to comply in August 2022. Unless a Portfolio qualifies as a ‘‘limited derivatives user’’ as defined in Rule 18f-4, Rule 18f-4 would, among other things, require the Portfolio to establish a comprehensive derivatives risk management program, comply with certain value-at-risk based leverage limits, appoint a derivatives risk manager, and provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Portfolio qualifies as a limited derivatives user, Rule 18f-4 would require the Portfolio to have policies and procedures to manage its aggregate derivatives risk. Also, as a Portfolio transitions into reliance on the new requirements, the Portfolio’s approach to asset segregation and coverage requirements described in this combined Proxy Statement/Prospectus with respect to derivatives may be impacted.

A discussion of additional risks associated with particular derivative instruments follows:

Forward Contract Risk:    There are no limits on daily price fluctuations of forward contracts. Changes in foreign exchange regulations by governmental authorities might limit the trading of forward contracts on currencies. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (i.e., the difference between the price at which the counterparty is prepared to buy and the price at which it is prepared to sell).

Futures Contract Risk:    There is no assurance that a liquid market will exist for any particular futures contract at any particular time. Exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or other market conditions, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Portfolio to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Portfolio’s access to other assets held to cover its futures positions could also be impaired.

Options Contract Risk:    By writing put options, a Portfolio takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When a Portfolio writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Portfolio is not able to close out its written put options, it may result in substantial losses to the Portfolio. By writing a call option, a Portfolio may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss. When an uncovered call is exercised, a Portfolio must purchase the underlying instrument to meet its call obligations and the necessary instrument may be unavailable for purchase. Additionally, volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with options. When a Portfolio writes a covered call option, it gives up the opportunity to profit from a price increase in the underlying instrument above the strike price. If a covered call option that a Portfolio has written is exercised, the Portfolio will experience a gain or loss from the sale of the underlying instrument, depending on the price at which the Portfolio purchased the instrument and the strike price of the option. A Portfolio will receive a premium from writing options, but the premium received may not be sufficient to offset any losses sustained from exercised options. In the case of a covered call, the premium received may be offset by a decline in the market value of the underlying instrument during the option period. If an option that a Portfolio has purchased is never exercised or closed out, the Portfolio will lose the amount of the premium it paid and the use of those funds.

Swaps Risk:    Swap transactions generally do not involve delivery of reference instruments or payment of the notional amount of the contract. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that a Portfolio is contractually obligated to make or, in the case of the other party to a swap defaulting, the net amount of payments that a Portfolio is contractually entitled to receive. As a seller of a credit default swap, a Portfolio effectively adds economic leverage because, in addition to its total net assets, the Portfolio is subject to investment exposure on the entire notional amount of the contract. Additionally, holding a position in a credit default swap could result in losses if a Portfolio does not correctly evaluate the creditworthiness of the company on which the credit default swap is based. Some swaps are now executed through an organized exchange or regulated facility and cleared through a regulated clearing organization. The absence of an organized exchange or market for certain swap transactions may result in difficulties in trading and valuation, especially in the event of market disruptions. The use of an organized exchange or market for swap transactions is expected to result in swaps being easier to trade or value, but this may not always be the case.

Dollar Roll and Sale-Buyback Transactions Risk:    Dollar roll and sale-buyback transactions may increase a Portfolio’s volatility and may be viewed as a form of leverage. There is also a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio.

Equity Risk:    In general, the values of stocks and other equity securities fluctuate, and sometimes widely fluctuate, in response to changes in a company’s financial condition as well as general market, economic and political conditions and other factors. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. However, stock markets also can move up and down rapidly and unpredictably. Equity securities generally have greater price volatility than fixed income securities. A Portfolio may experience a significant or complete loss on its investment in an equity security. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

Exchange-Traded Funds (“ETFs”) Risk:    A Portfolio’s shareholders will indirectly bear fees and expenses paid by the ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in a Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, a Portfolio’s net asset value will be subject to fluctuations in the market values of the ETFs in which it invests. A Portfolio is also subject to the risks associated with the securities or other investments in which the ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the ETFs to meet their investment objectives. The extent to which the investment performance and risks associated with a Portfolio correlate to those of a particular ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the ETF, which will vary. A Portfolio does not control the investments of the ETFs, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an ETF at a time and price that is unfavorable to the Portfolio.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that such an ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an ETF’s performance not to match the performance of its index. An ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the ETF could result in a greater decline in net asset value than would be the case if the ETF held all of the securities in the index. To the extent the assets in the ETF are smaller, these risks will be greater. No ETF fully replicates its index, and an ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the ETF manager may not produce the intended results.

Moreover, there is the risk that an ETF may value certain securities at a price higher than the price at which it can sell them. Secondary market trading in shares of ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the ETFs could be substantially and adversely affected. In addition, because ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

Foreign Securities Risk:    Investments in foreign securities, including depositary receipts, involve risks not associated with, or more prevalent than those that may be associated with, investments in U.S. securities. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Over a given period of time, foreign securities may underperform U.S. securities — sometimes for years. A Portfolio could also underperform if it invests in countries or regions whose economic performance falls short. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets, and it may take more time to clear and settle trades involving foreign securities. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices, as well as trade barriers and other protectionist trade policies (including those of the U.S.), governmental instability, war or other political or economic actions or factors, also may adversely impact security values. Foreign securities are also subject to the risks associated with the potential imposition of economic or other sanctions against a particular foreign country, its nationals, businesses or industries. The costs of buying and selling foreign securities, including taxes, brokerage and custody costs, generally are higher than the costs of buying and selling domestic securities. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries. Regardless of where a company is organized or its stock is traded, its performance may be significantly affected by events in regions from which it derives its profits or in which it conducts significant operations.

Currency Risk:    Investments in foreign currencies and in securities that trade in, or receive revenues in, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. To the extent a Portfolio invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated. Currency rates may fluctuate significantly over short periods of time and can be affected unpredictably by a number of factors, including changes in interest rates; intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities; investor perception of a country’s economy; or the imposition of currency controls or other political developments in the U.S. or abroad. Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency risk may be particularly high to the extent that a Portfolio invests in foreign securities or currencies that are economically tied to emerging market countries.

Depositary Receipts Risk:    Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing directly in the foreign securities that they evidence or into which they may be converted. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. A Portfolio may therefore receive less timely information or have less control than if it invested directly in the foreign issuer. There also may be an imperfect correlation between the market value of depositary receipts and the underlying foreign securities.

Emerging Markets Risk:    Emerging market countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America, and Africa. There are greater risks and uncertainties involved in investing in emerging market countries and/or their securities markets, and investments in these countries and/or markets are more susceptible to loss than investments in developed countries and/or markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. For instance, these countries may be more likely than developed countries to experience rapid and significant adverse developments in their political, economic or social structures or intervene in or manipulate financial markets. Some emerging market countries restrict foreign investments, impose high withholding or other taxes on foreign investments, impose restrictive exchange control regulations, or may nationalize or expropriate the assets of private companies. Therefore, a Portfolio may be limited in its ability to make direct or additional investments in an emerging market country or could lose the entire value of its investment in the affected market. Such restrictions also may have negative impacts on transaction costs, market price, and investment returns. The U.S. government also may impose restrictions on the ability of U.S. investors to hold and/or acquire securities of certain companies in emerging market countries, which may adversely impact a Portfolio.

In addition, companies in emerging market countries may be newly organized, smaller and less seasoned, and the securities markets of emerging market countries generally are smaller, less liquid and more volatile than those of developed countries. Shareholder claims and legal remedies that are common in the United States may be difficult or impossible to pursue in many emerging market countries. In addition, due to jurisdictional limitations, matters of comity and various other factors, U.S. authorities may be limited in their ability to bring enforcement actions against non-U.S. companies and non-U.S. persons in certain emerging market countries. Emerging market countries often have less uniformity in (or may lack) regulatory, accounting, auditing and financial reporting requirements or standards, which may impact the availability and quality of information about issuers; less reliable clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; and less reliable registration and custodial procedures, which could result in ownership registration being completely lost. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, and higher custodial costs. A Portfolio may not know the identity of trading counterparties, which may increase the possibility of the Portfolio not receiving payment or delivery of securities in a transaction. Emerging market countries also may be subject to high inflation and rapid currency devaluations, and currency-hedging techniques may be unavailable in certain emerging market countries. In addition, some emerging market countries may be heavily dependent on international trade, which can materially affect their securities markets. Investments in frontier markets may be subject to greater levels of these risks than investments in more developed and traditional emerging markets.

Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other countries, including military conflicts in response to such events, may also disrupt economic development in China. Reduced spending on Chinese products and services, which may result in substantial price reductions of goods and services and possible failure of individual companies and/or large segments of China’s export industry; institution of additional tariffs or other trade barriers, including as a result of heightened trade or other tensions between China and the United States or other countries; or a downturn in any of the economies of China’s key trading partners, may have an adverse impact on the Chinese economy. China has experienced security concerns, such as terrorism and strained international relations, and China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

European Economic Risk:    The European Union’s (the “EU”) Economic and Monetary Union requires member countries to comply with restrictions on interest rates, deficits, debt levels, and inflation rates, and other factors, each of which may significantly impact every European country and their economic partners. The economies of EU member countries and their trading partners may be adversely affected by changes in the exchange rate of the euro (the common currency of the EU), changes in EU or governmental regulations on trade and other areas, geopolitical tensions or conflicts, and the threat of default or an actual default by an EU member country on its sovereign debt, which could negatively impact a Portfolio’s investments and cause it to lose money. In recent years, the European financial markets have been negatively impacted by concerns relating to rising government debt levels and national unemployment; possible default on or restructuring of sovereign debt in several European countries; and economic downturns. Responses to financial problems by European governments, central banks and others, including austerity measures and reforms, may not produce the desired results, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact global markets more generally. Recent events in Europe may adversely affect the euro’s exchange rate and value and may continue to impact the economies of every European country and their economic partners.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets.

In addition, uncertainties regarding the viability of the EU have impacted and may continue to impact markets in the United States and around the world. Withdrawals from the EU (or the possibility of such withdrawals or the dissolution of the EU) could cause additional and significant market disruption globally and introduce new legal and regulatory uncertainties.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. The full impact of Brexit and the nature of the future relationship between the UK and the EU remains uncertain. Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy, price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty, and declines in business and consumer spending as well as foreign direct investment. Until the economic effects of Brexit become clearer, and while a period of political, regulatory and commercial uncertainty continues, there remains a risk that Brexit may negatively impact a Portfolio’s investments and cause it to lose money.

Geographic Concentration Risk:    A Portfolio that invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse economic, political, social, currency, or regulatory developments. In addition, certain areas are prone to natural disasters such as earthquakes, volcanoes, fires, droughts or tsunamis and are economically sensitive to environmental events. The risks associated with investing in a narrowly defined geographic area also are generally more pronounced with respect to investments in emerging market countries.

Regulatory Risk:    Less information may be available about foreign companies. In general, foreign companies are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements as are U.S. companies. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. In addition, some countries may have legal systems that may make it difficult for a Portfolio to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

Settlement Risk:    Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically associated with the settlement of U.S. investments. At times, settlements in certain foreign countries have not kept pace with the number of securities transactions. These problems may make it difficult for a Portfolio to carry out transactions. If a Portfolio cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Trade Suspensions Risk:    Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging or less-developed market countries than in countries with more developed markets. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that a Portfolio holds material positions in such suspended securities or instruments, the Portfolio’s ability to liquidate its positions may be compromised and the Portfolio could incur significant losses. Trade suspensions, or other restrictions on trading, and market closures could lead to affected securities being valued at zero.

Hedging Risk:    If a Portfolio takes a hedging position (such as long or short positions) in a particular currency, security, or bond market, it will lose money if the currency, security, or bond market appreciates in value, or an expected credit event fails to occur. Any efforts at buying or selling currencies could result in significant losses for a Portfolio. Further, foreign currency transactions that are intended to hedge the currency risk associated with investing in foreign securities and protect against the risk of loss that would result from a decline in the value of the hedged currency may also limit any potential gain that might result should the value of such currency increase.

Index Strategy Risk:    A Portfolio (or a portion thereof) that employs an index strategy generally invests in all of the securities included in (or “replicates”) an index or invests in a representative sampling of such securities, regardless of market trends, to seek to track the performance of an unmanaged index of securities, whereas an actively managed Portfolio (or portion thereof) typically seeks to outperform a benchmark index. A Portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. To the extent that the companies represented in the index are concentrated in particular sectors or industries, a Portfolio will be subject to investment concentration risk. In addition, although the index strategy attempts to closely track the relevant index, a Portfolio may not invest in all of the securities in the index. Also, unlike index performance, a Portfolio’s performance will be reduced by its fees and expenses. Cash flow into and out of a Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio’s valuation procedures also may affect the Portfolio’s performance. Therefore, there can be no assurance that the performance of the index strategy will match or achieve a high degree of correlation to that of the relevant index. Tracking error may cause a Portfolio’s performance to be less than expected. In addition, to the extent a Portfolio’s investments track the relevant index, the Portfolio may underperform other portfolios that invest more broadly. To the extent that the securities of a limited number of companies represent a significant percentage of the relevant index, a Portfolio may be subject to more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Portfolio’s net asset value. A Portfolio may experience greater performance volatility than a portfolio that seeks to track the performance of an index that is more broadly diversified.

To the extent a Portfolio utilizes a representative sampling approach, it may experience tracking error to a greater extent than if the Portfolio sought to replicate the index. A Portfolio’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development with respect to an issuer of securities held by the Portfolio could result in a greater decline in net asset value than would be the case if the Portfolio held all of the securities in the index.

Inflation-Indexed Bonds Risk:    Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to inflation. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, inflation-indexed bonds, including Treasury inflation-indexed securities, decline in value when real interest rates rise and rise in value when real interest rates decline. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations. Interest payments on inflation-indexed debt securities can be unpredictable and may vary as the principal and/or interest is adjusted for inflation. In periods of deflation, a Portfolio may have no income at all from such investments. The principal value of an investment in a Portfolio is not protected or otherwise guaranteed by the value of the Portfolio’s investments in inflation-indexed debt securities.

Interest Rate Risk:    Changes in interest rates may affect the yield, liquidity and value of investments in income producing or debt securities. Changes in interest rates also may affect the value of other securities. When interest rates rise, the value of a Portfolio’s debt securities generally declines. Conversely, when interest rates decline, the value of a Portfolio’s debt securities generally rises. Typically, the longer the maturity (i.e., the term of a debt security) or duration (i.e., a measure of the sensitivity of a debt security to changes in market interest rates, based on the entire cash flow associated with the security) of a debt security, the greater the effect a change in interest rates could have on the security’s price. For example, if a debt security has a duration of five years and interest rates increase by 1%, the debt security’s price typically would be expected to decline by approximately 5%. Thus, the sensitivity of a Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. Greater sensitivity to changes in interest rates may increase the volatility of a debt security’s value and may lead to losses. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation rates and/or investor expectations concerning such rates, perceptions of risk, and supply and demand of bonds. Changes in government monetary policy, including changes in federal tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial and immediate impact on interest rates. However, there can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, or that any such policy will have the desired effect on interest rates. Short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount.

Interest rates in the United States and many parts of the world continue to be near historically low levels. The historically low interest rate environment was created in part by the world’s major central banks keeping their overnight policy interest rates at, near or below zero percent and implementing monetary policy facilities, such as asset purchase programs, to anchor longer-term interest rates below historical levels in response to economic challenges and uncertainty, including that brought on by the COVID-19 pandemic. Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk by, among other things, reducing or eliminating interest income and causing declines in the value of investments in income producing or debt securities. A significant or rapid rise in interest rates also could result in losses, which could be substantial, to a Portfolio. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Portfolio performance to the extent a Portfolio is exposed to such interest rates.

Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, it is expected that the U.S. and many foreign governments and monetary authorities will raise interest rates and implement other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation.

Investment Grade Securities Risk:    Debt securities generally are rated by national bond ratings agencies. A Portfolio considers securities to be investment grade if they are rated BBB or higher by S&P or Fitch, or Baa or higher by Moody’s, or, if unrated, determined by the investment manager to be of comparable quality. Securities rated in the lower investment grade rating categories (e.g., BBB or Baa) are considered investment grade securities, but are somewhat riskier than higher rated obligations because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may possess certain speculative characteristics.

Investment Style Risk:    A Portfolio may use a particular style or set of styles — for example, a “growth” investing style — to select investments. A particular style may be out of favor or may not produce the best results over short or longer time periods. Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. A Portfolio using this approach generally seeks out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such a Portfolio also prefers companies with a competitive advantage such as unique management, marketing or research and development. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Portfolio, regardless of movements in the securities market. Growth stocks tend to be more volatile than value stocks, so in a declining market their prices may decrease more than value stocks in general. Growth stocks also may increase the volatility of the Portfolio’s share price.

Large-Cap Company Risk:    Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes, which may lead to a decline in their market price. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Large Transaction Risk:    A significant percentage of a Portfolio’s shares may be owned or controlled by the Adviser and its affiliates, other Portfolios advised by the Adviser (including funds of funds), or other large shareholders, including primarily insurance company separate accounts. Accordingly, a Portfolio is subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders, including in connection with substitution and other transactions by affiliates of the Adviser. These inflows and outflows may be frequent and could negatively affect a Portfolio’s net asset value and performance, and could cause a Portfolio to purchase or sell securities at a time when it would not normally do so. It would be particularly disadvantageous for a Portfolio if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. These inflows and outflows also could negatively affect a Portfolio’s ability to meet shareholder redemption requests or could limit a Portfolio’s ability to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. During periods of declining or illiquid markets, the Adviser or its affiliates also may be subject to conflicts of interest in selecting shares of Portfolios for redemption and in deciding whether and when to redeem such shares. In addition, these inflows and outflows could increase a Portfolio’s brokerage or other transaction costs, and large-scale outflows could cause a Portfolio’s actual expenses to increase, or could result in a Portfolio’s current expenses being allocated over a smaller asset base, which, depending on any applicable expense caps, could lead to an increase in the Portfolio’s expense ratio.

Leveraging Risk:    When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. Investments that create leverage can result in losses to a Portfolio that exceed the amount originally invested and may accelerate the rate of losses (some of which may be sudden or substantial). For certain investments that create leverage, or have embedded leverage, relatively small market fluctuations can result in large changes in the value of such investments. In addition, the costs that a Portfolio pays to engage in these practices are additional costs borne by the Portfolio and could reduce or eliminate any net investment profits. Unless the profits from engaging in these practices exceed the costs of engaging in these practices, the use of leverage will diminish the investment performance of a Portfolio compared with what it would have been had the Portfolio not used leverage. There can be no assurance that a Portfolio’s use of any leverage will be successful. When a Portfolio utilizes certain of these practices, it must comply with certain asset segregation requirements, which at times may require the Portfolio to dispose of some of its holdings at an unfavorable time or price. The need to segregate assets also could limit a Portfolio’s ability to pursue its objectives or other opportunities as they arise.

Liquidity Risk:    From time to time, there may be little or no active trading market for a particular investment in which a Portfolio may invest or is invested due to a variety of circumstances, including but not limited to deterioration in the financial condition of an issuer or issuers in a particular industry or market segment, periods of economic and market stress, changes in investor perceptions regarding an issuer or industry, periods of market volatility that trigger market circuit breakers that halt trading in securities or close markets entirely, planned market closures, shortened trading hours, extended market holidays, and other reasons. In such a market, the value of such investments and a Portfolio’s share price may fall dramatically. Illiquid investments may be difficult or impossible to sell or purchase at an advantageous time or price or in sufficient amounts to achieve a Portfolio’s desired level of exposure. To meet redemption requests during periods of illiquidity, a Portfolio may be forced to dispose of investments at unfavorable times or prices and/or under unfavorable conditions, which may result in a loss or may be costly to the Portfolio. Judgment plays a greater role in valuing illiquid investments than investments with more active markets, and there is a greater risk that the investments may not be sold for the price at which a Portfolio is carrying them. A Portfolio also may not receive its proceeds from the sale of certain investments for an extended period of time. Certain investments that were liquid when purchased may later become illiquid, sometimes abruptly, particularly in times of overall economic distress or adverse investor perception. In addition, the trading market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. An inability to sell a portfolio position can adversely affect a Portfolio’s value or prevent a Portfolio from being able to take advantage of other investment opportunities. Market participants attempting to sell the same or a similar investment at the same time as a Portfolio could decrease the liquidity of such an investment, especially during periods of market stress. During periods of market stress, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect a Portfolio’s ability to limit losses. In addition, a reduction in the ability or willingness of dealers and other institutional investors to make a market in certain securities may result in decreased liquidity in certain markets.

The SEC has instituted various requirements for open-end funds, including the Portfolios, to establish, and the Portfolios have established, a program to manage liquidity risks. These requirements are intended to reduce liquidity risk, but they may not work as intended. Analyses, judgments and decisions made in connection with administering the liquidity risk management program may be incorrect or otherwise may not produce the desired results. In addition, changes in market conditions, which may occur rapidly and unpredictably, may adversely affect the administration of the program. Changes related to the requirements may increase a Portfolio’s expenses, may negatively affect a Portfolio’s yield and return potential, and may not reduce a Portfolio’s liquidity risk.

Additional legislative or regulatory actions to address perceived liquidity or other issues in markets generally, or in particular markets such as the fixed income securities markets, may alter or impair a Portfolio’s ability to pursue its investment objectives or utilize certain investment strategies and techniques.

Loan Risk:    Loan interests are subject to liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. Loan interests may be difficult to value and may have extended trade settlement periods (bank loans may have trade settlement periods that extend beyond seven days). As a result, the proceeds from the sale of a loan may not be available to make additional investments or to meet redemption obligations until potentially a substantial period after the sale of the loan. The extended trade settlement periods could force a Portfolio to liquidate other securities to meet redemptions and may present a risk that the Portfolio may incur losses in order to timely honor redemptions.

A Portfolio’s investments in loans are subject to the risk that the Portfolio will not receive payment of interest, principal and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Fully secured loans offer a Portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of a secured loan’s collateral would satisfy the borrower’s obligation or that the collateral could be readily liquidated. In addition, a Portfolio’s access to collateral may be limited by bankruptcy or other insolvency laws. In the event of a default, a Portfolio may not recover its principal, may experience a substantial delay in recovering its investment and may not receive interest during the delay. Unsecured loans are subject to a greater risk of default than secured loans, especially during periods of deteriorating economic conditions. Unsecured loans also have a greater risk of nonpayment in the event of a default than secured loans since there is no recourse for the lender to collateral. Loans in which a Portfolio may invest may be made to finance highly leveraged corporate transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan interests may be unrated, and a Portfolio’s Sub-Adviser may be required to rely exclusively on its own analysis of the borrower in determining whether to acquire, or to continue to hold, a loan. Loans may not be considered “securities,” and purchasers, such as a Portfolio, therefore may not have the benefit of the anti-fraud protections of the federal securities laws.

Loan agreements, which set forth the terms of a loan and the obligations of the borrower and lender, contain certain covenants that mandate or prohibit certain borrower actions, including financial covenants (or “maintenance covenants”) that dictate certain minimum and maximum financial performance levels. Certain types of loans contain fewer maintenance covenants than traditional loans (or no maintenance covenants at all) and may not include terms that permit the lender to monitor the financial performance of the borrower and declare an event of default if certain criteria are breached. This may hinder a Portfolio’s ability to reprice credit risk associated with the borrower and reduce a Portfolio’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Portfolio’s exposure to losses on these types of loans may be increased, especially during a downturn in the credit cycle.

A Portfolio may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, a Portfolio normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. A Portfolio may also purchase a participation in a loan interest that is held by another party. When a Portfolio’s loan interest is a participation, the Portfolio may have less control over the exercise of remedies than the party selling the participation interest, and the Portfolio normally would not have any direct rights against the borrower. It is possible that a Portfolio could be held liable, or may be called upon to fulfill other obligations, with respect to loans in which it receives an assignment in whole or in part, or in which it owns a participation. The potential for such liability is greater for an assignee than for a participant.

Market Risk:    A Portfolio is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect Portfolio performance. Securities markets also may experience long periods of decline in value. The value of a security may decline due to factors that are specifically related to a particular company, as well as general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, lack of liquidity in the markets, or adverse investor sentiment generally. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. The value of a security may also decline due to factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry.

Equity securities generally have greater price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Changes in value may be temporary or may last for extended periods. Changes in the financial condition of a single issuer can impact a market as a whole. A Portfolio may experience a substantial or complete loss on any individual security. Even when securities markets perform well, there is no assurance that the investments held by a Portfolio will increase in value along with the broader market. Market factors, such as the demand for particular portfolio securities, may cause the price of certain portfolio securities to fall while the prices of other securities rise or remain unchanged. Market speculation focused on profiting from fluctuations in the value of one or more securities or asset classes over a short period of time may result in large-scale and sudden purchases and sales of those securities or asset classes, which can significantly affect the value of those securities and asset classes as well as the market more broadly in unexpected ways, and cause significant share price volatility and losses for a Portfolio.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region or events affecting a single or small number of issuers might adversely impact issuers in a different country or region. World markets, or those in a particular region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as epidemics and pandemics), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. As a result, whether or not a Portfolio invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Portfolio’s investments may be negatively affected by developments in other countries and regions. Moreover, systemic market dislocations of the kind that occurred during the global financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments.

Scientific consensus indicates that elevated concentration of greenhouse gas emissions in the atmosphere is contributing to climate change. Impacts from climate change may include significant risks to global financial assets and economic growth. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

In addition, the U.S. Federal Reserve has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown.

Policy changes by the U.S. government and/or the U.S. Federal Reserve and political events within the United States, such as changes in the U.S. presidential administration and Congress, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may increase uncertainty in or impair the operation of the U.S. or other securities markets, perhaps suddenly and to a significant degree.

In addition, markets and market-participants are increasingly reliant on both publicly available and proprietary information data systems. Inaccurate data, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at-large. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Mid-Cap, Small-Cap and Micro-Cap Company Risk:    A Portfolio’s investments in mid-, small- and micro-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments, which can negatively affect their value. Such companies generally have narrower product lines, more limited financial and management resources and more limited markets for their securities as compared with larger companies. Their securities may be less well-known and trade less frequently and in limited volume compared with the securities of larger, more established companies. As a result, the value of such securities may be more volatile than the value of securities of larger companies, and the Portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount. Mid-, small- and micro-cap companies also are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of mid-, small- and micro-cap company securities tend to rise and fall in value more frequently than the prices of securities of larger companies. Although investing in mid-, small- and micro-cap companies offers potential for above-average returns, the companies may not succeed and the value of their securities could decline significantly. In general, these risks are greater for small- and micro-cap companies than for mid-cap companies. Investing more heavily in one market capitalization category (large, medium or small) carries the risk that due to market conditions that category may be out of favor with investors.

Momentum Risk:    Momentum entails investing more in securities that have recently had higher total returns and investing less in securities that have recently had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly, and utilizing momentum as a factor in the investment analysis process can cause significant variation from other types of investment strategies. A Portfolio may experience significant losses if a security’s momentum stops, turns or otherwise behaves differently than predicted.

Mortgage-Related and Other Asset-Backed Securities Risk:    Investments in mortgage-related and other asset-backed securities are subject to credit risk, liquidity risk, the risk of default, interest rate risk, and prepayment and extension risk, sometimes to a greater extent than various other types of fixed income investments. Declines in the credit quality of and defaults by the issuers of mortgage-related and other asset-backed securities may decrease the value of such securities, which could result in losses to a Portfolio, and may reduce the liquidity of such securities and make such securities more difficult to purchase or sell at an advantageous time and price. In addition, borrowers may default on the obligations that underlie mortgage-related and other asset-backed securities. The risk of defaults by borrowers generally is greater during times of rising interest rates and/or unemployment rates. The impairment (or loss) of the value of collateral or other assets underlying mortgage-related and other asset-backed securities will result in a reduction in the value of the securities. Certain collateral may be difficult to locate in the event of default, or may be lost, and recoveries of depreciated or damaged collateral may not fully cover payments due on such collateral. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk. In addition, even when there is no default or threat of default, instability in the markets for mortgage-related and other asset-backed securities may reduce (at times, significantly) the liquidity of such securities. As a result, the value of such securities may decrease and a Portfolio may incur greater losses on the sale of such securities than under more stable market conditions. Furthermore, instability and illiquidity in the market for lower-rated mortgage-related and other asset-backed securities may affect the overall market for such securities, thereby impacting the liquidity and value of higher-rated securities.

If a Portfolio purchases mortgage-related or other asset-backed securities that are “subordinated” to other interests in the same pool, the Portfolio, as a holder of those securities, may receive payments only after the pool’s obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. In addition, certain mortgage-related and other asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories. The underwriting standards for subprime loans may be lower and more flexible than the standards generally used by lenders for borrowers with non-blemished credit histories with regard to the borrowers’ credit standing and repayment ability. Borrowers who qualify generally have impaired credit histories, which may include a record of major derogatory credit items such as outstanding judgments or prior bankruptcies. In addition, they may not have the documentation required to qualify for a standard loan. As a result, the loans in the pool are likely to experience rates of delinquency, foreclosure, and bankruptcy that are higher, and that may be substantially higher, than those experienced by loans underwritten in a more traditional manner. In addition, changes in the values of the assets underlying the loans (if any), as well as changes in interest rates, may have a greater effect on the delinquency, foreclosure, bankruptcy, and loss experience of the loans in the pool than on loans originated in a more traditional manner. The risk of defaults by borrowers is generally higher in the case of asset or mortgage pools that include subprime assets or mortgages, and the liquidity and value of subprime mortgages and non-investment grade mortgage-backed securities that are not guaranteed by Ginnie Mae, Fannie Mae, and Freddie Mac could change dramatically over time.

Payment of interest and repayment of principal, the schedule for which varies based on the terms of the loan, may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by various forms of insurance or guarantees, including letters of credit, surety bonds, or other credit or liquidity enhancements. There can be no assurance that insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Furthermore, mortgage-related and other asset-backed securities typically provide the issuer with the right to prepay the security prior to maturity. During periods of rising interest rates, the rate of prepayments tends to decrease because borrowers are less likely to prepay debt (such as mortgage debt or automobile loans). Slower than expected payments can extend the average lives of mortgage-related and other asset-backed securities, and this may lock in a below market interest rate and increase the security’s duration and interest rate sensitivity, which may increase the volatility of the security’s value and may lead to losses. During periods of falling interest rates, the rate of prepayments tends to increase because borrowers are more likely to pay off debt and refinance at the lower interest rates then available. Unscheduled prepayments shorten the average lives of mortgage-related and other asset-backed securities and may result in the Portfolio’s having to reinvest the proceeds of the prepayments at lower interest rates. Unscheduled prepayments also would limit the potential for capital appreciation on these securities and may make them less effective than other fixed income securities as a means of “locking in” long-term interest rates, thereby reducing the Portfolio’s income. Prepayment rates are difficult to predict, and the potential impact of prepayments on the value of a mortgage-related or other asset-backed security depends on the terms of the instrument and can result in significant volatility.

Privately issued mortgage-related and other asset-backed securities may be subject to heightened liquidity risk. During periods of market stress or high redemptions, a Portfolio may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately issued mortgaged-related and other asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting standards for the underlying mortgages that are applicable to those mortgage-related securities that have U.S. government or government-sponsored enterprise (“GSE”) guarantees. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk, or other underwriting characteristics than U.S. government or GSE mortgage-related securities.

Mortgage-backed securities issued in the form of collateralized mortgage obligations (“CMOs”) are collateralized by mortgage loans or mortgage pass-through securities. In periods of supply and demand imbalances in the market for CMOs or in periods of sharp interest rate movements, the prices of CMOs may fluctuate to a greater extent than would be expected from interest rate movements alone. CMOs and other mortgage-backed securities may be structured similarly to collateralized debt obligations (“CDOs”) and may be subject to similar risks.

Multiple Sub-Adviser Risk:    The Adviser may allocate a Portfolio’s assets among multiple Sub-Advisers, each of which is responsible for investing its allocated portion of the Portfolio’s assets. To a significant extent, a Portfolio’s performance will depend on the success of the Adviser in allocating the Portfolio’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment strategies may not work together as planned, which could adversely affect a Portfolio’s performance. In addition, because each Sub-Adviser manages its allocated portion of a Portfolio independently from another Sub-Adviser, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when a Sub-Adviser to another portion deems it appropriate to dispose of the security from that other portion, resulting in higher expenses without accomplishing any net result in the Portfolio’s holdings. Similarly, under some market conditions, one Sub-Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate for its allocated portion of the Portfolio when another Sub-Adviser believes continued exposure to the equity or debt markets is appropriate for its allocated portion of the Portfolio. Because each Sub-Adviser directs the trading for its own portion of a Portfolio, and does not aggregate its transactions with those of the other Sub-Adviser, the Portfolio may incur higher brokerage costs than would be the case if a single Sub-Adviser were managing the entire Portfolio. In addition, while the Adviser seeks to allocate a Portfolio’s assets among the Portfolio’s Sub-Advisers in a manner that it believes is consistent with achieving the Portfolio’s investment objective(s), the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Sub-Advisers, including affiliated Sub-Advisers, because the Adviser pays different fees to the Sub-Advisers and due to other factors that could impact the Adviser’s revenues and profits.

If the Adviser hires, terminates or replaces a Sub-Adviser to a Portfolio or adjusts the asset allocation among Sub-Advisers in a Portfolio, the Portfolio may experience a period of transition during which the securities held in the Portfolio may be repositioned in connection with the change in Sub-Advisers. A Portfolio may not pursue its principal investment strategies during such a transition period and may incur increased brokerage commissions and other transaction costs in connection with the changes.

New Portfolio Risk:    Certain Portfolios may be relatively new and small with limited operating history. A new Portfolio’s performance may not represent how the Portfolio is expected to or may perform in the long-term and a Portfolio may not be successful in implementing its respective investment strategies. Portfolio performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Portfolio is fully invested. In addition, investment positions may have a disproportionate impact (negative or positive) on performance in new Portfolios. There can be no assurance that such Portfolios will grow to or maintain an economically viable size, which could result in a Portfolio, including a Portfolio offered by this Prospectus, being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

Non-Investment Grade Securities Risk:    Bonds rated below BBB by S&P or Fitch or below Baa by Moody’s or, if unrated, determined by the investment manager to be of comparable quality, are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities. Non-investment grade bonds, sometimes referred to as “junk bonds,” are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The creditworthiness of issuers of non-investment grade debt securities may be more complex to analyze than that of issuers of investment grade debt securities, and the reliance on credit ratings may present additional risks. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating a Portfolio’s net asset value. A Portfolio investing in “junk bonds” may also be subject to greater credit risk because it may invest in debt securities issued in connection with corporate restructuring by highly leveraged issuers or in debt securities not current in the payment of interest or principal or in default. If the issuer of a security is in default with respect to interest or principal payments, a Portfolio may lose its entire investment. The credit rating of a below investment grade security does not necessarily address its market value risk and may not reflect its actual credit risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer. Because of the risks involved in investing in below investment grade securities, an investment in a Portfolio that invests substantially in such securities should be considered speculative.

Portfolio Management Risk:    A Portfolio is subject to the risk that strategies used by an investment manager and its securities selections fail to produce the intended results. An investment manager’s judgments or decisions about the quality, relative yield or value of, or market trends affecting, a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates, may be incorrect or otherwise may not produce the intended results, which may result in losses to a Portfolio. In addition, many processes used in Portfolio management, including security selection, rely, in whole or in part, on the use of various technologies, some of which are created or maintained by an investment manager or its affiliates and some of which are created or maintained by third parties. A Portfolio may suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, or the analyses employed or relied on, by an investment manager, or if such tools, resources, information or data are used incorrectly, fail to produce the desired results, or otherwise do not work as intended. Imperfections, errors or limitations may go undetected for long periods of time or may never be detected, which could adversely affect decision making for a Portfolio, as well as a Portfolio’s operations or performance, and may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk-reducing actions. There can be no assurance that the use of these technologies will result in effective investment decisions for a Portfolio.

Portfolio Turnover Risk:    High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return. A Portfolio that adopts new investment objectives or policies or portfolio management strategies, has a new or an additional Sub-Adviser, and/or undergoes a reorganization with another Portfolio may experience substantially increased portfolio turnover due to the differences between the Portfolio’s previous and current investment objectives and policies and portfolio management strategies.

Preferred Stock Risk:    Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. In certain situations an issuer may call or redeem its preferred stock or convert it to common stock. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities. Preferred stock also may be less liquid than common stock. To the extent that a Portfolio invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Portfolio’s investments to decline.

Prepayment Risk and Extension Risk:    Prepayment risk is the risk that the issuer of a security held by a Portfolio may pay off principal more quickly than originally anticipated, and the Portfolio may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Falling interest rates generally result in quicker payoffs as borrowers are motivated to pay off debt and refinance at new lower rates. Extension risk is the risk that the issuer of a security held by a Portfolio may pay off principal more slowly than originally anticipated. Rising interest rates generally result in slower payoffs, which effectively increase the duration of certain debt securities and heighten interest rate risk. Additionally, a Portfolio may be prevented from reinvesting the proceeds it would have received at a given time in an investment offering a higher yield.

Privately Placed and Other Restricted Securities Risk:    Restricted securities, which include privately placed securities, are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Difficulty in selling securities may result in a loss or be costly to a Portfolio. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent restricted securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio’s illiquidity. The Adviser or Sub-Adviser may determine that certain securities qualified for trading under Rule 144A are liquid. Where registration of a security is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time the Portfolio desires to sell (and therefore decides to seek registration of) the security, and the time the Portfolio may be permitted to sell the security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it desired to sell. The risk that securities may not be sold for the price at which a Portfolio is carrying them is greater with respect to restricted securities than it is with respect to registered securities. The illiquidity of the market, as well as the lack of publicly available information regarding these securities, also may make it difficult to determine a fair value for certain securities for purposes of computing a Portfolio’s net asset value.

Redemption Risk:    A Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times, which could have a negative impact on the Portfolio’s overall liquidity, or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Redemption risk also is greater to the extent that one or more investors control a large percentage of investments in a Portfolio, have short investment horizons, or have unpredictable cash flow needs. Heavy redemptions could hurt a Portfolio’s performance and increase transaction costs.

Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The market-making capacity of dealers has been reduced in recent years, in part as a result of structural changes, such as fewer proprietary trading desks at broker-dealers and increased regulatory capital requirements. In addition, significant securities market disruptions related to the COVID-19 pandemic have led to dislocation in the market for a variety of fixed income securities (including, without limitation, commercial paper, corporate debt securities, certificates of deposit, asset-backed debt securities and municipal obligations), which has decreased liquidity and sharply reduced returns in certain cases. Increased redemptions from mutual funds that hold large amounts of fixed income securities, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increased volatility in the fixed income markets.

Risks of Investment in Other Investment Companies:    A Portfolio that invests in other investment companies will indirectly bear fees and expenses paid by those investment companies, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. In addition, the Portfolio’s net asset value is subject to fluctuations in the net asset values of the other investment companies in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the other investment companies invest, and the ability of the Portfolio to meet its investment objective will depend, to a significant degree, on the ability of the other investment companies to meet their objectives. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular investment company will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the investment company, which will vary. A Portfolio does not control the investments of the other investment companies, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The other investment companies may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to withdraw its investment from the investment company at a time and price that is unfavorable to the Portfolio.

Risks Related to Investments in Underlying ETFs:    A Portfolio that invests in Underlying ETFs (i.e., operates under a “fund of funds” arrangement) will indirectly bear fees and expenses paid by those Underlying ETFs, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying ETFs, as well as the ability of the Underlying ETFs to generate favorable performance. The Underlying ETFs’ investment programs may not be complementary, which could adversely affect a Portfolio’s performance. In addition, the Portfolio’s net asset value is subject to fluctuations in the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying ETFs to meet their investment objectives. In addition, because each Underlying ETF is managed independently, the same security may be held by different Underlying ETFs, or may be acquired for one portfolio at a time when another portfolio deems it appropriate to dispose of the security, resulting in higher indirect expenses without accomplishing any net investment result. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying ETF, which will vary. A Portfolio does not control the investments of the Underlying ETFs, which may have different investment objectives and may engage in investment strategies that the Portfolio would not engage in directly. The Underlying ETFs may change their investment objectives or policies without the approval of a Portfolio. If that were to occur, the Portfolio might be forced to sell its investment in an Underlying ETF at a time and price that is unfavorable to the Portfolio.

In addition, many ETFs invest in securities included in, or representative of, underlying indexes regardless of investment merit or market trends and, therefore, these ETFs do not change their investment strategies to respond to changes in the economy, which means that such an Underlying ETF may be particularly susceptible to a general decline in the market segment relating to the relevant index. Imperfect correlation between an Underlying ETF’s securities and those in the index it seeks to track, rounding of prices, changes to the indices and regulatory policies may cause an Underlying ETF’s performance not to match the performance of its index. An Underlying ETF’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the index it seeks to track. As a result, an adverse development respecting an issuer of securities held by the Underlying ETF could result in a greater decline in net asset value than would be the case if the Underlying ETF held all of the securities in the index. To the extent the assets in the Underlying ETF are smaller, these risks will be greater. No ETF fully replicates its index, and an Underlying ETF may hold securities not included in its index. Therefore, there is a risk that the investment strategy of the Underlying ETF manager may not produce the intended results.

Moreover, there is the risk that an Underlying ETF may value certain securities at a price higher than the price at which it can sell them. Secondary market trading in shares of Underlying ETFs may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in these shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares will continue to be met or will remain unchanged. In addition, although ETFs are listed for trading on national securities exchanges, certain foreign exchanges and in over-the-counter markets, there can be no assurance that an active trading market for such shares will develop or be maintained, in which case the liquidity and value of a Portfolio’s investment in the Underlying ETFs could be substantially and adversely affected. In addition, because Underlying ETFs are traded on these exchanges and in these markets, the purchase and sale of their shares involve transaction fees and commissions. The market price of an Underlying ETF may be different from the net asset value of such ETF (i.e., an Underlying ETF may trade at a discount or premium to its net asset value). The performance of a Portfolio that invests in such an ETF could be adversely impacted.

In addition, new regulations relating to “fund of funds” arrangements may impact a Portfolio’s or an Underlying ETF’s ability to achieve its investment objective, impact a Portfolio’s or an Underlying ETF’s investment policies or strategies, adversely affect a Portfolio’s or an Underlying ETF’s efficiency in implementing its investment strategies, increase operating costs, and/or adversely affect a Portfolio’s or an Underlying ETF’s performance.

Sector Risk:    To the extent a Portfolio invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect that sector, industry, or sub-sector. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. A Portfolio’s performance could also be affected if the sector, industry, or sub-sector does not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Securities Lending Risk:    A Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions to seek income. Generally, any such loan of portfolio securities will be continuously secured by collateral at least equal to the value of the security loaned. Such collateral will be in the form of cash, marketable securities issued or guaranteed by the U.S. government or its agencies, or a standby letter of credit issued by qualified banks. A Portfolio could lose money on its investment of cash collateral. To the extent that portfolio securities acquired with such collateral have decreased in value, it may result in a Portfolio realizing a loss at a time when it would not otherwise do so. As such, securities lending may introduce leverage into a Portfolio. The risks of lending portfolio securities, as with other extensions of secured credit, also consist of possible delay in receiving additional collateral (to cover an increase in the market value of the loaned securities or a decrease in the value of any securities collateral) or in the recovery of the loaned securities, or possible loss of rights in the collateral should the borrower fail financially. There is a risk that a borrower may default on its obligations to return loaned securities. Securities loans are subject to termination by a Portfolio (lender) or a borrower at any time. If a Portfolio terminates a securities loan, it will forego any income on the loan after the termination. Loans will be made only to firms deemed by the Adviser to be of good standing and approved by the Board and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Short Position Risk:    A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A Portfolio will incur a loss as a result of a short position if the price of the asset sold short increases between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains. Short sales involve greater reliance on an investment adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Short sales, at least theoretically, present a risk of unlimited loss on an individual security basis, particularly in cases where a Portfolio is unable, for whatever reason, to close out its short position, because the Portfolio may be required to buy the security sold short at a time when the security has appreciated in value, and there is potentially no limit to the amount of such appreciation. Volatility in the market for equity securities, which has been dramatically increased recently for certain stocks, can meaningfully increase the risk of loss associated with short sales. In addition, by investing the proceeds received from selling securities short, a Portfolio could be deemed to be employing a form of leverage, which creates special risks. A Portfolio’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Portfolio’s overall potential for loss more than it would be without the use of leverage. Market or other factors may prevent a Portfolio from closing out a short position at the most desirable time or at a favorable price. In addition, a lender of securities may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice. If this happens, the Portfolio may have to buy the securities sold short at an unfavorable price, which will potentially reduce or eliminate any gain or cause a loss to the Portfolio. When a Portfolio is selling a security short, it must maintain a segregated account of cash or high-grade securities equal to the margin requirement. As a result, a Portfolio may maintain high levels of cash or other liquid assets (such as U.S. Treasury bills, money market accounts, repurchase agreements, certificates of deposit, high quality commercial paper and long equity positions) or may utilize borrowings or the collateral obtained from securities lending for this cash. The need to maintain cash or other liquid assets in segregated accounts could limit a Portfolio’s ability to pursue other opportunities as they arise.

Sovereign Debt Securities Risk:    Sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt for a variety of reasons including, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the size of the governmental entity’s debt position in relation to the economy, or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. In addition, there are generally no bankruptcy proceedings similar to those in the U.S. by which defaulted sovereign debt obligations may be collected and there may be few or no effective legal remedies for collecting on such debt. Sovereign debt risk is increased for emerging market issuers. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulties in servicing their sovereign debt on a timely basis, which has led to defaults and the restructuring of certain indebtedness.

U.S. Government Securities Risk:    Although a Portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Portfolio itself and do not guarantee the market prices of the securities. Securities issued by the U.S. Treasury or other agencies and instrumentalities of the U.S. government may decline in value as a result of, among other things, changes in interest rates, political events in the United States, international developments, including strained relations with foreign countries, and changes in the credit rating of, or investor perceptions regarding the creditworthiness of, the U.S. government. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the issuer’s right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Securities not backed by the full faith and credit of the U.S. Treasury involve greater credit risk than investments in other types of U.S. government securities. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. Increases or decreases in the demand for U.S. government securities may occur at any time and may result in increased volatility in the values of those securities.

Variable and Floating Rate Securities Risk:    The market prices of securities with variable and floating interest rates are generally less sensitive to interest rate changes than are the market prices of securities with fixed interest rates. Variable and floating rate securities may decline in value if market interest rates or interest rates paid by such securities do not move as expected. Conversely, variable and floating rate securities will not generally rise in value if market interest rates decline. Certain types of floating rate securities, such as interests in bank loans, may be subject to greater liquidity risk than other debt securities.

Certain variable and floating rate securities have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). Such a floor protects a Portfolio from losses resulting from a decrease in the reference rate below the specified level. However, if the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the security, and a Portfolio may not benefit from increasing interest rates for a significant period of time. Rates on certain variable rate securities typically reset only periodically. As a result, changes in prevailing interest rates, particularly sudden and significant changes, can cause some fluctuations in a Portfolio’s value to the extent that it invests in variable rate securities.

Volatility Management Risk (JPMorgan Growth Allocation Portfolio):    Although the Sub-Adviser’s risk management framework is intended to moderate the Portfolio’s volatility and thereby reduce the overall risk of investing in the Portfolio, it may not work as intended and may result in losses by the Portfolio or periods of underperformance, including during periods when market values are increasing but market volatility is high or when the Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Sub-Adviser.

Because the characteristics of many securities change as markets change or time passes, the result of the risk management framework will be subject to the Sub-Adviser’s ability to continually recalculate, readjust, and execute volatility management techniques (such as using futures to manage equity exposure) in an efficient manner. The result of the risk management framework also will be subject to the Sub-Adviser’s ability to correctly assess future market conditions as indicated by momentum signals. In addition, market conditions change, sometimes rapidly and unpredictably, and the Sub-Adviser may be unable to execute the strategy in a timely manner or at all.

The risk management framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model.

Moreover, volatility management strategies may expose the Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. In addition, the use of derivatives in connection with the risk management framework may expose the Portfolio to different and potentially greater risks than if it had only invested in the underlying investments. Futures contracts and other instruments used in connection with the risk management framework are not necessarily held by the Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments. When equity exposure is reduced, a lack of correlation between the changes in the value of the futures contracts or other instruments used in connection with the volatility management strategy and the value of the Portfolio’s other equity investments (if any) being hedged could result in losses.

Any one or more of these factors may prevent the Portfolio from achieving the intended volatility management or could cause the Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower than intended. In addition, the use of volatility management techniques may not protect against market declines and may limit the Portfolio’s participation in market gains, even during periods when the market is rising. The Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used. In addition, volatility management techniques may reduce potential losses and/or mitigate financial risks to insurance companies that provide certain benefits or guarantees available under the Contracts and offer the Portfolio as an investment option in their products.

Volatility Management Risk (1290 VT Moderate Growth Allocation Portfolio, Franklin Growth Allocation Portfolio, Invesco Moderate Growth Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio):    The Adviser (or a Sub-Adviser, as the case may be) from time to time may employ various volatility management techniques or make strategic adjustments to a Portfolio’s asset mix (such as by using ETFs or futures and options to manage equity exposure) in managing certain Portfolios. Although these actions are intended to reduce the overall risk of investing in a Portfolio, they may not work as intended and may result in losses by a Portfolio or periods of underperformance, particularly during periods when market values are increasing but market volatility is high or when a Portfolio has reduced its equity exposure but market changes do not impact equity returns adversely to the extent predicted by the Adviser (or a Sub-Adviser). Volatility is a statistical measure of the magnitude of changes in a portfolio’s returns. A higher volatility level generally indicates higher risk and often results in more frequent and sometimes significant changes in a portfolio’s returns.

The result of a Portfolio’s volatility management strategy will be subject to the Adviser’s (or a Sub-Adviser’s) ability to correctly assess the degree of correlation between the performance of the relevant market index and the metrics used by the Adviser (or a Sub-Adviser) to measure market volatility. Since the characteristics of many securities change as markets change or time passes, the result of a Portfolio’s volatility management strategy also will be subject to the Adviser’s (or a Sub-Adviser’s) ability to continually recalculate, readjust, and execute volatility management techniques in an efficient manner. In addition, market conditions change, sometimes rapidly and unpredictably, and the Adviser (or a Sub-Adviser) may be unable to execute the volatility management strategy in a timely manner or at all.

The Adviser (or a Sub-Adviser) uses proprietary modeling tools to implement a Portfolio’s volatility management strategy. If the proprietary modeling tools prove to be flawed or for other reasons do not produce the desired results, any decisions based on the modeling tools may expose a Portfolio to additional risks and losses. The use of modeling tools has inherent risks, and the success of using a modeling tool depends, among other things, on the accuracy and completeness of the tool’s development, implementation and maintenance; on the tool’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the tool. The Adviser (or a Sub-Adviser) from time to time may make changes to its proprietary modeling tools that do not require shareholder notice.

Moreover, volatility management strategies may expose a Portfolio to costs, such as increased portfolio transaction costs, which could cause or increase losses or reduce gains. In addition, it is not possible to manage volatility fully or perfectly. Futures contracts and other instruments used in connection with the volatility management strategy are not necessarily held by a Portfolio to hedge the value of the Portfolio’s other investments and, as a result, these futures contracts and other instruments may decline in value at the same time as the Portfolio’s other investments. When equity exposure is reduced, a lack of correlation between the changes in the value of the futures contracts or other instruments used in connection with the volatility management strategy and the value of a Portfolio’s other equity investments (if any) being hedged could result in losses.

Any one or more of these factors may prevent a Portfolio from achieving the intended volatility management or could cause a Portfolio to underperform or experience losses (some of which may be sudden or substantial) or volatility for any particular period that may be higher or lower. In addition, the use of volatility management techniques may not protect against market declines and may limit a Portfolio’s participation in market gains, even during periods when the market is rising. Volatility management techniques, when implemented effectively to reduce the overall risk of investing in a Portfolio, may result in underperformance by a

Portfolio. For example, if a Portfolio has reduced its overall exposure to equities to avoid losses in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values. A Portfolio’s performance may be lower than the performance of similar funds where volatility management techniques are not used. In addition, the Adviser and its insurance company affiliates manage or advise other funds and accounts that engage in and compete for transactions in the same types of securities and instruments (such as futures contracts) as a Portfolio. Such transactions could affect the prices and availability of the securities and instruments in which a Portfolio invests, directly or indirectly, and could have an adverse impact on a Portfolio’s performance. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies.

Volatility Risk:    The Underlying ETFs selected by the Adviser may be unsuccessful in maintaining portfolios of investments that minimize volatility, and there is a risk that a Portfolio may experience more than minimum volatility. Securities held by the Underlying ETFs may be subject to price volatility and the prices may not be any less volatile than the market as a whole and could be more volatile. In addition, the use of volatility management techniques may limit an Underlying ETF’s and, in turn, a Portfolio’s participation in market gains, particularly during periods when market values are increasing, but market volatility is high.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk:    When-issued and delayed delivery securities and forward commitments involve the risk that the security a Portfolio buys will decline in value prior to its delivery. This risk is in addition to the risk that a Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Zero Coupon and Pay-in-Kind Securities Risk:    A zero coupon or pay-in-kind security pays no interest in cash to its holder during its life. Accordingly, zero coupon securities usually trade at a deep discount from their face or par value and, together with pay-in-kind securities, will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current distribution of interest in cash. There is a risk that zero coupon securities may not keep pace with inflation.

General Investment Risks:    Each Portfolio may be subject to certain general risks, as discussed below. The risks, which are described in alphabetical order and not in order of importance or potential exposure, can negatively affect a Portfolio’s performance.

Asset Class Risk:    A Portfolio is subject to the risk that the returns from the asset classes, or types of securities, in which it invests will underperform the general securities markets or different asset classes. Different asset classes tend to go through cycles of outperformance and underperformance in comparison to each other and to the general securities markets.

Cybersecurity and Operational Risk:    A Portfolio and its service providers, and shareholders’ ability to transact with a Portfolio, may be negatively impacted due to operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to Portfolio assets, customer data, or proprietary information, or cause a Portfolio or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or “hacking”) or unintentional events (e.g., inadvertent release of confidential information, including by a Portfolio or its service providers). Recently, geopolitical tensions may have increased the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. Any of these results could have a substantial adverse impact on a Portfolio and its shareholders.

The occurrence of any of these problems could result in a loss of information, the inability to process Portfolio transactions or calculate a Portfolio’s net asset value, violations of applicable privacy and other laws, regulatory scrutiny, penalties, fines, reputational damage, additional compliance costs or other consequences, any of which could have a material adverse effect on a Portfolio or its shareholders. The Adviser, through its monitoring and oversight of Portfolio service providers, seeks to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. However, it is not possible for the Adviser or Portfolio service providers to identify all of the cybersecurity or other operational risks that may affect a Portfolio or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Technology is continuously changing, and new ways to carry out cyber attacks are always developing.

Among other situations, disruptions (for example, pandemics or health crises) or other developments that cause prolonged periods of remote work or significant employee absences at a Portfolio’s service providers could impact the ability to conduct the Portfolio’s operations. Most issuers in which a Portfolio invests are heavily dependent on computers for data storage and operations and require ready access to the internet to conduct their businesses. Thus, cybersecurity incidents could also affect issuers of securities in which a Portfolio invests, leading to significant loss of value. A Portfolio may incur substantial costs to prevent or address cybersecurity incidents in the future.

Insurance Fund Risk:    The Portfolios are available through Contracts offered by insurance company affiliates of the Adviser, and the Portfolios may be used to fund all or a portion of certain benefits and guarantees available under the Contracts. To the extent the assets in a Portfolio are insufficient to fund those benefits and guarantees, the Adviser’s insurance company affiliates might otherwise be obligated to fulfill them out of their own resources. The Adviser is subject to conflicts of interest in connection with providing advice to, or developing strategies and modeling tools used to manage, a Portfolio (e.g., with respect to the allocation of assets between passively and actively managed portions of a Portfolio and the development and implementation of the modeling tools used to manage a Portfolio). The performance of a Portfolio may impact the obligations and financial exposure of the Adviser’s insurance company affiliates under any death benefit, income benefit and other guarantees provided through Contracts that offer the Portfolio as an investment option, and the ability of an insurance company affiliate to manage (e.g., through the use of various hedging techniques) the risks associated with these benefits and guarantees. The Adviser’s investment decisions and the design of the Portfolios may be influenced by these factors. For example, the Portfolios or modeling tools and strategies may be managed or designed in a manner (e.g., using more conservative or less volatile investment styles, including volatility management strategies) that could reduce potential losses and/or mitigate financial risks to insurance company affiliates that provide the benefits and guarantees and offer the Portfolios as investment options in their products, and also could facilitate such an insurance company’s ability to provide benefits and guarantees under its Contracts, including by making more predictable the costs of the benefits and guarantees and by reducing the regulatory capital needed to provide them. The financial benefits to the Adviser’s insurance company affiliates may be material. The performance of a Portfolio also may adversely impact the value of Contracts that offer the Portfolio as an investment option and could suppress the value of the benefits and guarantees offered under a Contract. Please refer to your Contract prospectus for more information about any benefits and guarantees offered under the Contract. Consistent with its fiduciary duties, the Adviser seeks to implement each Portfolio’s investment program in a manner that is in the best interests of the Portfolio and that is consistent with the Portfolio’s investment objective, policies and strategies described in detail in this Combined Proxy Statement/Prospectus.

Issuer-Specific Risk:    The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of a security may decline for a number of reasons which directly relate to the issuer, such as poor management performance; reduced demand for the issuer’s goods or services; investigations or other controversies related to the issuer; strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives; and the historical and prospective earnings of the issuer and the value of its assets. Certain unanticipated events, such as litigation or natural disasters, can have a dramatic adverse effect on the value of an issuer’s securities. A change in the financial condition of a single issuer may affect securities markets as a whole.

Recent Market Conditions Risk:    The novel coronavirus (COVID-19) pandemic and efforts to contain its spread have resulted, and may continue to result, in significant disruptions to business operations, supply chains and customer activity, widespread business closures and layoffs, travel restrictions, international, national and local border closings, extended quarantines and stay-at-home orders, event cancellations, service cancellations, reductions and other changes, labor shortages, and significant challenges in healthcare service preparation and delivery, as well as general concern, uncertainty and social unrest. Global financial markets have experienced, and may continue to experience, significant volatility and severe losses, and the pandemic has resulted in an economic slowdown that has negatively affected national and global economies, as well as national and global securities and commodities markets, which may continue for an extended period of time and have unforeseen impacts. Any deterioration in economic fundamentals may increase the risk of default or insolvency of particular companies, negatively impact market values, increase market volatility, cause credit spreads to widen, and reduce liquidity. The pandemic has accelerated trends toward working remotely and shopping online, which may negatively affect the value of office and commercial real estate and the value of investments in other companies and industries that historically have relied on higher concentrations of people working in traditional office and commercial environments. The travel, hospitality, and public transit industries, among others, may suffer long-term negative effects from the pandemic and resulting changes to public behavior. In addition, companies and industries may lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. Although COVID-19 vaccines have been released, countries have struggled to control the spread of the virus and re-open their economies. The prevalence of new COVID-19 variants or other unforeseen circumstances may result in the continued spread of the virus.

Public health crises caused by outbreaks of infectious diseases or other public health issues, such as the COVID-19 pandemic, may exacerbate other pre-existing political, social, and economic tensions and risks, disrupt market conditions and operations and economies around the world, and negatively affect market performance and the value of investments in individual companies in significant and unforeseen ways. The impact of infectious diseases may be greater in countries that do not move effectively to control them or that have limited access to vaccines, which may occur because of a lack of health care or economic resources or for political or other reasons.

Governments, including the U.S. federal government, and central banks have taken extraordinary and unprecedented actions to support local and global economies and the financial markets during the COVID-19 pandemic and may continue to do so, but the ultimate impact of these efforts is uncertain, and they may not be successful. Governments’ efforts to limit potential negative economic effects of the COVID-19 pandemic may be altered, delayed, or eliminated at inopportune times for political, policy or other reasons. Central banks may increase interest rates or begin phasing out, or “tapering,” accommodative monetary policy facilities. The timing, coordination, magnitude and effect of such policy changes on various markets are uncertain, and such changes in monetary policy may adversely affect the value of the Portfolio’s investments.

In the future, the U.S. federal government or other governments may take actions that could affect the overall economy as well as the securities in which the Portfolios invest, the markets in which they trade, or the issuers of such securities, in ways that cannot necessarily be foreseen at the present time. Governmental and quasi-governmental authorities and regulators throughout the world, such as the U.S. Federal Reserve, have in the past responded to major economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. Certain of those policy changes were implemented or considered in response to the COVID-19 pandemic. Changes in government or central bank policies could negatively affect the value and liquidity of a Portfolio’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

The COVID-19 pandemic, and other outbreaks of infectious diseases or other public health issues that may arise in the future, could also impair the information technology and other operational systems upon which the Adviser relies, and could otherwise disrupt the ability of a Portfolio’s service providers to perform essential tasks. Such impacts could impair a Portfolio’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of a Portfolio’s service providers, and negatively impact a

Portfolio’s performance. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Portfolio being, among other things, unable to buy or sell certain securities or financial instruments or accurately value its investments.

Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. The rise in protectionist trade policies, and changes to some major international trade agreements and the potential for changes to others, could affect the economies of many countries in ways that cannot necessarily be foreseen at the present time. Political and diplomatic events within the United States and abroad, including the current contentious domestic political environment and changes in the U.S. presidential administration and Congress, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. Financial markets in the United States and China have been sensitive to the outlook for resolving ongoing U.S.-China trade disputes, a trend that may continue in the future.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Portfolio has exposure to Russian investments or investments in countries affected by the invasion, the Portfolio’s ability to price, buy, sell receive or deliver such investments may be impaired. In addition, any exposure that a Portfolio may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Portfolio’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Portfolio’s performance and the value of an investment in a Portfolio beyond any direct exposure the Portfolio may have to Russian issuers or issuers in other countries affected by the invasion.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU, commonly referred to as “Brexit.” Following a transition period, the UK’s post-Brexit trade agreement with the EU went into effect on January 1, 2021. The full impact of Brexit and the nature of the future relationship between the UK and the EU remains uncertain. The effects of Brexit on the UK and EU economies and the broader global economy could be significant, resulting in negative impacts, such as business and trade disruptions, increased volatility and illiquidity, and potentially lower economic growth of markets in the UK, EU and globally, which could negatively impact the value of a Portfolio’s investments. There is some uncertainty as to whether dislocations in the UK’s economy are mainly the result of the COVID-19 pandemic (as the government claims) or the result of the country’s having left the EU.

High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty, and there has been a significant increase in the amount of debt due to the economic effects of the COVID-19 pandemic and ensuing economic relief and public health measures. Economic, political and other developments may result in a further increase in the amount of public debt, including in the United States.

The long-term consequences of high public debt are not known, but high levels of public debt may negatively affect economic conditions and the value of markets, sectors and companies in which a Portfolio invests.

Interest rates have been unusually low in recent years in the United States and abroad, and central banks reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase or other significant policy changes. However, due to concerns regarding rising inflation in many sectors of the U.S. and global economy, it is expected that the U.S. and many foreign governments and monetary authorities will raise interest rates and implement other policy initiatives that are intended to contain the impacts of rising inflation. Rising interest rates may present a particularly greater risk than has historically been the case due to the current period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Portfolio’s investments may not keep pace with inflation, and the value of an investment in a Portfolio may be eroded over time by inflation.

Extremely low or negative interest rates may persist or become more prevalent. In that event, to the extent a Portfolio has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the Portfolio would generate a negative return on that investment. Similarly, negative rates on investments by a fund that is a money market fund would make it difficult, if not impossible, for the fund to maintain a stable $1.00 net asset value per share without financial support from the fund’s sponsor or other persons. There is no assurance that such support would be provided, which could lead to losses on investments in the fund, including on investments by a Portfolio that uses the fund as an investment option for the Portfolio’s uninvested cash. While negative yields may reduce the demand, liquidity and valuation of fixed income investments, investors may be willing to continue to purchase such investments for a number of reasons, including, but not limited to, price insensitivity, arbitrage opportunities across fixed income markets or rules-based investment strategies. If negative interest rates persist or become more prevalent, investors may over time seek to reallocate assets to other income-producing assets or equity investments that pay a dividend, which may cause the price of such instruments to rise while triggering a corresponding decrease in yield and the value of debt instruments over time.

Funds and their advisers, as well as many of the companies in which they invest, are subject to regulation by the federal government. There is a potential for materially increased regulation in the future, as well as higher taxes or taxes restructured to incentivize different activities. These changes, should they occur, may impose added costs on a Portfolio and its service providers, and affect the businesses of various portfolio companies, in ways that cannot necessarily be foreseen at the present time.

In addition, global climate change may have an adverse effect on property and security values. A rise in sea levels, an increase in powerful storms and/or an increase in flooding could cause coastal properties to lose value or become unmarketable altogether. Economists warn that, unlike previous declines in the real estate market, properties in affected coastal zones may never recover their value. Large wildfires have devastated, and in the future may devastate, entire communities and may be very costly to any business found to be responsible for the fire or conducting operations in affected areas. The current U.S. administration may focus regulatory and public works projects around climate change concerns. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change. Losses related to climate change could adversely affect corporate borrowers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax revenues and tourist dollars generated by such properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these effects might unfold.

All of these risks may have a material adverse effect on the performance and financial condition of the companies and other issuers in which the Portfolios invest, and on the overall performance of a Portfolio.

Regulatory Risk:    Each Portfolio is subject to extensive laws and regulations that govern its operations. Each Portfolio is subject to regulation by the SEC and is also subject to regulations imposed by other governmental regulatory authorities and self-regulatory organizations. Similarly, the businesses and other issuers of the securities and other instruments in which a Portfolio invests are also subject to considerable regulation. These laws and regulations are subject to change. Extensive regulation or a change in existing laws or regulations may have unpredictable and unintended effects and may materially impact a Portfolio, a security, business, sector or market. For example, extensive regulation or a change in existing laws or regulations made by the government or a regulatory body may limit or preclude a Portfolio’s ability to achieve its investment objective, impact a Portfolio’s investment policies or strategies, adversely affect a Portfolio’s efficiency in implementing its investment strategies, reduce the attractiveness or increase the cost of an investment, and/or adversely affect a Portfolio’s performance. A Portfolio also may incur additional costs to comply with any new requirements as well as to monitor for compliance with any new requirements going forward. A Portfolio also may be adversely affected by changes in the interpretation or enforcement of existing laws or regulations.

Risk Management:    The Adviser and Sub-Advisers undertake certain analyses with the intention of identifying particular types of risks and reducing a Portfolio’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate a Portfolio’s exposure to such events; at best, it can only reduce the possibility that the Portfolio will be affected by adverse events, and especially those risks that are not intrinsic to the Portfolio’s investment program. While the prospectus describes material risk factors associated with a Portfolio’s investment program, there is no assurance that as a particular situation unfolds in the markets, the Adviser or Sub-Advisers will identify all of the risks that might affect the Portfolio, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Portfolio’s exposure to them. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.

Sub-Adviser Selection Risk:    A Portfolio is subject to the risk that the Adviser’s process for selecting or replacing a Sub-Adviser and its decision to select or replace a Sub-Adviser does not produce the intended results.

In addition, the Adviser is subject to certain conflicts of interest in connection with recommending the appointment and continued service of Sub-Advisers. The Adviser is affiliated with certain Sub-Advisers and, therefore, the Adviser will benefit not only from the net management fee the Adviser retains, but also from the advisory fees paid by the Adviser to an Affiliated Sub-Adviser. Since the Adviser pays fees to the Sub-Advisers from the management fees that it earns from the Portfolios, any increase or decrease in the advisory fees negotiated with proposed or current Sub-Advisers will result in a corresponding decrease or increase, respectively, in the amount of the management fee retained by the Adviser. The Adviser or its affiliates also have distribution relationships with certain Sub-Advisers or their affiliates under which the Sub-Advisers or their affiliates distribute or support the distribution of investment products issued or sold by the Adviser or its affiliates (including those in which the Portfolios serve as investment options), which could financially benefit the Adviser and its affiliates or provide an incentive to the Adviser in selecting one Sub-Adviser over another. In addition, the Adviser’s and/or its affiliates’ other existing or potential business relationships, including with Sub-Advisers and/or their affiliates, or other financial or personal relationships, could influence the Adviser’s selection and retention or termination of Sub-Advisers. When recommending the appointment or continued service of a Sub-Adviser, consistent with its fiduciary duties, the Adviser relies primarily on the qualitative and quantitative factors described in detail in the Combined Proxy Statement/Prospectus.

Valuation Risk:    The price at which a Portfolio sells any particular investment may differ from the Portfolio’s valuation of the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require a Portfolio to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. An investment’s valuation may differ depending on the method used for determining value. Investors who purchase or redeem Portfolio shares on days when the Portfolio is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Portfolio had not held fair-valued securities or had used a different valuation methodology. The value of foreign securities, certain futures and fixed income securities, and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded but before a Portfolio determines its net asset value. A Portfolio’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.

Additional Information about Risks:    Additional information that may be associated with a Portfolio’s principal risks but that may not be principal to a Portfolio’s investment strategies follows:

Banking Industry Sector Risk:    To the extent a Portfolio invests in the banking industry, it is exposed to the risks generally associated with such industry, including interest rate risk, credit risk and the risk that regulatory developments relating to the banking industry may affect its investment. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

Concentration Risk:    If an Underlying ETF concentrates, or invests a higher percentage of its assets, in the securities of a particular issuer or issuers in a particular country, group of countries, region, market, industry, group of industries, sector or asset class, that Underlying ETF may be adversely affected by the performance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Counterparty Risk:    A Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance or non-performance by, another party to a transaction.

Financial Services Sector Risk:    To the extent a Portfolio invests in the financial services sector, the value of the Portfolio’s shares may be particularly vulnerable to factors affecting that sector, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation and price competition. The value of a Portfolio’s shares could experience significantly greater volatility than the value of shares of portfolios investing more broadly.

LIBOR Risk:    Trillions of dollars’ worth of financial products and contracts around the world, including some of the Funds’ investments, utilize the London Interbank Offered Rate (or “LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is produced daily by averaging the rates reported by a number of banks. LIBOR may be a significant factor in determining a Fund’s payment obligations under a derivative investment, the cost of financing to a Fund, or an investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance. The publication of various LIBOR settings either has been, or is in the process of being, discontinued. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Portfolio’s performance or net asset value. While some LIBOR-based instruments may contemplate a scenario where LIBOR becomes unreliable or is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to LIBOR ceasing to be published. In addition, the SOFR or other alternative reference or benchmark rate may be an ineffective substitute with respect to an existing or new investment or transaction, resulting in prolonged adverse market conditions for a Portfolio, which could negatively affect the Portfolio’s performance and/or net asset value.

SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities and has been published by the Federal Reserve Bank of New York since April 2018. The Federal Reserve Bank of New York also has been publishing historical indicative Secured Overnight Financing Rates from 2014. Historical changes or trends in SOFR may not be reliable as indicators of future changes in SOFR. The composition and characteristics of SOFR are not the same as those of LIBOR, and SOFR is fundamentally different from LIBOR because (1) SOFR is a secured rate, while LIBOR is an unsecured rate, and (2) SOFR is an overnight rate, while LIBOR is a forward-looking rate that represents interbank funding over different maturities. As a result, there can be no assurance that SOFR will perform in the same way as LIBOR would have at any time, including, without limitation, as a result of changes in interest and yield rates in the market, market volatility, or global or regional economic, financial, political, regulatory, judicial or other events.

Additionally, daily changes in SOFR have, on occasion, been more volatile than daily changes in other benchmark or market rates, such as LIBOR. The return on and value of an investment in notes or other investments linked to SOFR may fluctuate more than the value of investments that are linked to less volatile rates. In addition, the volatility of SOFR has reflected the underlying volatility of the overnight U.S. Treasury repo market. The Federal Reserve Bank of New York has at times conducted operations in the overnight U.S. Treasury repo market in order to help maintain the federal funds rate within a target range. There can be no assurance that the Federal Reserve Bank of New York will continue to conduct such operations in the future, and the duration and extent of any such operations is inherently uncertain. The effect of any such operations, or of the cessation of such operations to the extent they are commenced, is uncertain and could result in losses to a Portfolio.

SOFR is published by the Federal Reserve Bank of New York based on data that it receives from various sources. There can be no guarantee, particularly given its relatively recent introduction, that SOFR will not be discontinued or fundamentally altered in a manner that is materially adverse to the interests of investors in a Portfolio. If the manner in which SOFR is calculated is changed, that change may result in a reduction in the amount of interest payable on a Portfolio’s investments and the trading prices of those investments. In addition, the Federal Reserve Bank of New York may withdraw, modify or amend published SOFR data in its sole discretion and without notice. The interest rate for any interest period typically will not be adjusted for any modifications or amendments to SOFR data that may be published after the interest rate for that interest period has been determined.

Since SOFR is a relatively new reference rate, a Portfolio’s investments in debt securities and other instruments linked to SOFR may not have an established trading market, and an established trading market may never develop or may not be very liquid. Market terms for instruments linked to SOFR, such as the spread over the base rate reflected in interest rate provisions or the manner of compounding the base rate, may evolve over time, and trading prices for such instruments may be lower than those of later-issued SOFR-based debt instruments as a result. Similarly, if SOFR does not prove to be widely used, the trading price of investments linked to SOFR may be lower than those of investments linked to reference rates that are more widely used. A Portfolio may not be able to sell the investments at all or may not be able to sell them at prices that will provide a yield comparable to similar investments that have a developed secondary market, and may consequently suffer from increased pricing volatility and market risk.

Listed Private Equity Company Risk:    Listed private equity companies include publicly traded vehicles whose purpose is to invest in privately held companies. Generally, little public information exists for privately held companies, and there is a risk that investors may not be able to make a fully informed investment decision. Investing in less mature privately held companies involves greater risk than investing in well-established, publicly-traded companies.

Repurchase Agreements Risk:    Repurchase agreements carry certain risks, including risks that are not associated with direct investments in securities. If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, a Portfolio would look to the collateral underlying the seller’s repurchase agreement, including the securities or other obligations subject to the repurchase agreement, for satisfaction of the seller’s obligation to the Portfolio. A Portfolio’s right to liquidate the securities or other obligations subject to the repurchase agreement in the event of a default by the seller could involve certain costs and delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price (e.g., due to transactions costs or a decline in the value of the collateral), the Portfolio could suffer a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.

Tax Risk:    A Portfolio is subject to the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes and commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Portfolio’s taxable income or gains and distributions.

Unseasoned Companies Risk:    Unseasoned companies are companies that have been in operation for less than three years, including operations of any predecessors. These securities may have limited liquidity and their prices may be very volatile.

APPENDIX C

INFORMATION REGARDING THE UNDERLYING ETFs

The following is additional information regarding certain of the Underlying ETFs. If you would like more information about the Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional.

The Adviser may add new Underlying ETFs or replace existing Underlying ETFs without notice or shareholder approval. The Adviser’s selection of Underlying ETFs may have a positive or negative impact on its revenues and/or profits and may present a conflict of interest for the Adviser. The information below is derived from disclosures contained in each Underlying ETF’s Prospectus. With respect to the Underlying ETFs, the Adviser makes no representations regarding the accuracy or completeness of this information.

Below is a list of the Underlying ETFs in which the Low Volatility Global Equity Portfolio, 1290 VT Moderate Growth Allocation Portfolio, AXA IM Moderate Allocation Portfolio, First Trust Moderate Growth Allocation Portfolio, JPMorgan Growth Allocation Portfolio, and Franklin Growth Allocation Portfolio may invest.

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® S&P 500® ETF Trust	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”)	The Fund seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.	• Passive Strategy/Index Risk • Index Tracking Risk • Equity Investing and Market Risk

Vanguard S&P 500 ETF	Seeks to track performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Fund employs an indexing investment approach designed to track the performance of the Standard & Poor’s 500 Index (the “Index”), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	• Stock Market Risk • Investment Style Risk • ETF Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares® Core S&P 500 ETF	Seeks to track the investment results of an index composed of large-capitalization U.S. equities.	The Fund employs an indexing investment approach designed to track the performance of the S&P 500 Index (the “Index”), by generally investing at least 80 of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Technology Sector Risk

•  Tracking Error Risk

iShares® Core S&P Mid-Cap ETF	Seeks to track the investment results of an index composed of mid-capitalization U.S. equities.	The Fund employs an indexing investment approach designed to track the performance of the S&P MidCap 400 Index (the “Index”), by generally investing at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

SPDR® S&P MidCap 400 ETF	Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P MidCap 400® Index™ (the “Index”).	The Trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.	• Equity Investing and Market Risk • Passive Strategy/Index Risk • Index Tracking Risk • Mid-Capitalization Companies Risk

iShares® Russell 2000 ETF	Seeks to track the investment results of an index composed of small-capitalization U.S. equities.	The Fund employs an indexing investment approach designed to track the performance of the Russell 2000® Index (the “Index”), by generally investing at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

iShares® Core MSCI EAFE ETF	Seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.	The Fund employs an indexing approach to track the performance of the MSCI EAFE IMI Index (the “Index”), by generally investing at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component

•  Currency Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
securities of the Index. The Fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

•  Securities Lending Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

iShares® MSCI EAFE ETF	Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.

The Fund employs an indexing approach to track the performance of the MSCI EAFE Index (the “Index”), by generally investing at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track the Index.

The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Currency Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
• Securities Lending Risk • Structural Risk • Tracking Error Risk • Valuation Risk

iShares® 1-3 Year Treasury Bond ETF	Seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.	The fund seeks to track the investment results of the ICE U.S. Treasury 1-3 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that the Fund’s adviser believes will help the Fund track the Underlying Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

iShares® 3-7 Year Treasury Bond ETF	Seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.

The Fund seeks to track the investment results of the ICE U.S. Treasury 3-7 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S.

Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. The Fund generally invests at least 90% of its assets in the bonds of the Underlying Index and at least 95% of its assets in U.S. government bonds. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

iShares® 7-10 Year Treasury Bond ETF	Seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years	The Fund seeks to track the investment results of the ICE U.S. Treasury 7-10 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years, be generally investing at least 80% of its assets in the component securities of the Underlying Index, and at least 90% of its assets in U.S. Treasury securities that the Fund’s adviser believes will help the Fund track the Underlying Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

iShares® iBoxx $ Investment Grade Corporate Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, investment grade corporate bonds.	The Fund employs an indexing approach designed to track the performance of the Markit iBoxx® USD Liquid Investment Grade Index (the “Index”), by generally investing at least 90% of its assets in component securities of the Index and at least 95% of its assets in investment-grade corporate bonds. The Fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents as well as bonds not included in the Index, but which the Fund’s adviser believes will help the Fund track

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Cybersecurity Risk

•  Financials Sector Risk

•  Geographic Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
		the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.	• Security Risk • Tracking Error Risk • Valuation Risk

SPDR® Bloomberg 1-3 Month T-Bill ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market.	The fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that SSGA Funds Management, Inc. determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

•  Market Risk

•  Debt Securities Risk

•  U.S. Treasury Obligations Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Income Risk

•  Indexing Strategy/Index Tracking Risk

•  Liquidity Risk

•  Low Short-Term Interest Rates Risk

•  Securities Lending Risk

•  Valuation Risk

SPDR® Portfolio Intermediate Term Corporate Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market.	The Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”). The Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that SSGA Funds Management, Inc. determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index.

•  Market Risk

•  Debt Securities Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Counterparty Risk

•  Derivatives Risk

•  Financial Sector Risk

•  Income Risk

•  Indexing Strategy/Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Non-U.S. Securities Risk

•  Restricted Securities Risk

•  Valuation Risk

Vanguard Intermediate-Term Corporate Bond ETF	Seeks to track the performance of a market-weighted corporate bond	The fund employs an indexing investment approach designed to track	• Interest Rate Risk • Credit Risk • Income Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	index with an intermediate-term dollar-weighted average maturity.	the performance of the Bloomberg U.S. 5-10 Year Corporate Bond Index (the “Index”). This Index includes U.S. dollar-denominated investment-grade fixed-rate taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the fund’s assets will be invested in bonds included in the Index.

•  Index Sampling Risk

•  Liquidity Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

Fidelity Low Volatility Factor ETF	Seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the Fidelity U.S. Low Volatility Factor IndexSM.	The Fund invests at least 80% of assets in securities included in the Fidelity U.S. Low Volatility Factor IndexSM, which is designed to reflect the performance of stocks of large and mid-capitalization U.S. companies with lower volatility than the broader market.

•  Low Volatility Strategy

•  Stock Market Volatility

•  Issuer-Specific Changes

•  Fluctuation of Net Asset Value and Share Price

•  Correlation to Index

•  Passive Management Risk

•  Trading Issues

•  Mid Cap Investing

•  Securities Lending Risk

iShares® Core S&P Total U.S. Stock Market ETF	Seeks to track the investment results of a broad-based index composed of U.S. equities.	The fund employs an indexing investment approach designed to track the performance of the S&P Total Market Index™ (the “Index”), by generally investing at least 80% of its assets in securities of	• Asset Class Risk • Authorized Participant Concentration Risk • Concentration Risk • Cybersecurity Risk • Equity Securities Risk • Index-Related Risk • Infectious Illness Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index. The fund’s adviser uses a representative sampling indexing strategy to manage the fund.

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Small-Capitalization Companies Risk

•  Technology Sector Risk

•  Tracking Error Risk

iShares® MSCI USA Min Vol Factor ETF	Seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.	The fund employs an indexing investment approach designed to track the performance of the MSCI USA Minimum Volatility (USD) Index (the “Index”), by generally investing at least 80% of its assets in the component securities of the Index. The fund’s adviser uses a representative sampling indexing strategy to manage the fund. The fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Calculation Methodology Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  Volatility Risk

iShares® MSCI USA Small-Cap Min Vol Factor ETF	Seeks to track the investment results of an index composed of small	The fund employs an indexing investment approach designed to track	• Asset Class Risk • Authorized Participant Concentration Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market.	the performance of the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”), by generally investing at least 80% of its assets in the component securities of the Index. The fund’s adviser uses a representative sampling indexing strategy to manage the fund. The fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index.

•  Calculation Methodology Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Small-Capitalization Companies Risk

•  Tracking Error Risk

•  Volatility Risk

Invesco® S&P 500 Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility Index.	The fund generally will invest at least 90% of its total assets in the securities that comprise the S&P 500 Low Volatility Index (“Index”). S&P Dow Jones Indices LLC (“S&P DJI”) selects 100 securities from the S&P 500 Index for inclusion in the Index that have the lowest realized volatility over the past 12 months as determined by S&P DJI. The fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

•  COVID-19 Risk

•  Equity Risk

•  Index Risk

•  Industry Concentration Risk

•  Issuer-Specific Changes Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Operational Risk

Invesco® S&P 500 High Dividend Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P 500® Low Volatility High Dividend Index.	The fund generally will invest at least 90% of its total assets in the securities that comprise the S&P 500® Low Volatility High Dividend	• High Dividend Paying Securities Risk • Equity Risk • Industry Concentration Risk • Non-Correlation Risk • Market Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

Index (“Index”). S&P Dow Jones

Indices LLC (“S&P DJI”) identifies from the S&P 500® Index the 75 securities with the highest dividend yields over the past 12 months, with no one sector with the S&P 500® Index allowed to contribute more than 10 securities. From those securities, S&P DJI selects for inclusion in the Index the 50 securities with the lowest volatility over the past 12 months. The fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.

• COVID-19 Risk • Market Trading Risk • Index Risk • Issuer-Specific Changes Risk • Authorized Participant Concentration Risk • Non-Diversification Risk • Operational Risk

Invesco® S&P MidCap Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Low Volatility Index.	The fund generally will invest at least 90% of its total assets in the securities that comprise the S&P MidCap 400® Low Volatility Index (“Index”). S&P Dow Jones Indices LLC (“S&P DJI”) selects for inclusion in the Index the 80 securities that it has determined have the lowest volatility over the past 12 months out of the 400 medium capitalization range securities that are contained in the S&P MidCap 400® Index. S&P DJI weights the 80 securities within the Index based upon the inverse of each security’s volatility, with the least volatile securities receiving the highest weights in the Index. The fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.

•  Equity Risk

•  Mid-Capitalization Company Risk

•  Industry Concentration Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Issuer-Specific Changes Risk

•  COVID-19 Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Operational Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

Invesco® S&P SmallCap High Dividend Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility High Dividend Index.

The Fund generally will invest at least 90% of its total assets in the securities that comprise the S&P SmallCap 600 Low Volatility High

Dividend Index (“Index”). The Index is composed of 60 securities in the S&P SmallCap 600® Index that historically have provided high dividend yields with lower volatility. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.

•  Authorized Participant Concentration Risk

•  COVID-19 Risk

•  Equity Risk

•  Financials Sector Risk

•  High Dividend Paying Securities Risk

•  Index Risk

•  Industry Concentration Risk

•  Issuer-Specific Changes Risk

•  Large Shareholder Risk

•  Market Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Operational Risk

•  Small-Capitalization Company Risk

Invesco® S&P SmallCap Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Low Volatility Index.	The fund generally will invest at least 90% of its total assets in the securities that comprise the S&P SmallCap 600® Low Volatility Index (“Index”). S&P Dow Jones Indices LLC (“S&P DJI”) selects for inclusion in the Index the 120 securities that it has determined have the lowest volatility over the past 12 months out of the 600 small capitalization range securities that are contained in the Index.

•  Equity Risk

•  Small-Capitalization Company Risk

•  Industry Concentration Risk

•  Non-Correlation Risk

•  Index Risk

•  Market Risk

•  Market Trading Risk

•  Authorized Participant Concentration Risk

•  Issuer-Specific Changes Risk

•  COVID-19 Risk

•  Non-Diversification Risk

•  Operational Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
S&P DJI weights the 120 securities within the Index based on the inverse of each security’s volatility, with the least volatile securities receiving the highest weights in the Index. The fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

SPDR® SSGA US Large Cap Low Volatility Index ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index.	The fund employs a sampling strategy, which means it may purchase a subset of the securities in the SSGA US Large Cap Low Volatility Index (“Index”), in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the fund’s Adviser). Futures contracts may be used by the fund in seeking performance that corresponds to the Index and in managing cash flows.

•  Equity Investing Risk

•  Financial Sector Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Indexing Strategy/Index Tracking Risk

•  Large-Capitalization Securities Risk

•  Low Volatility Risk

•  Market Risk

•  Non-Diversification Risk

•  Unconstrained Sector Risk

•  Counterparty Risk

•  Derivatives Risk

•  Liquidity Risk

•  Industrial Sector Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® SSGA US Small Cap Low Volatility Index ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index.	The fund employs a sampling strategy, which means that it is not required to purchase all of the securities represented in the SSGA US Small Cap Low Volatility Index (“Index”). Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. Under normal market conditions the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the fund’s Adviser). Futures contracts may be used by the fund in seeking performance that corresponds to the Index and in managing cash flows.

•  Equity Investing Risk

•  Financial Sector Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Indexing Strategy/Index Tracking Risk

•  Liquidity Risk

•  Market Risk

•  Non-Diversification Risk

•  Unconstrained Sector Risk

•  Counterparty Risk

•  Derivatives Risk

•  Low Volatility Risk

•  Small-Capitalization Securities Risk

•  Valuation Risk

iShares®Core MSCI Emerging Markets ETF	Seeks to track the investment results of an Index composed of large-, mid- and small-capitalization emerging market equities.	The fund employs an indexing investment approach designed to track the performance of the MSCI Emerging Markets Investable Market Index (“Index”), by generally investing at least 80% of its assets in the component securities of the Index and in investments that have

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Commodity Risk

•  Concentration Risk

•  Currency Risk

•  Custody Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
economic characteristics that are substantially identical to the component securities of the Index. The fund’s adviser uses a representative sampling index strategy to manage the fund. The fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index.

•  Index-Related Risk

•  Infectious Illness Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Non-Diversification Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Emerging Markets

•  Risk of Investing in India

•  Risk of Investing in Russia

•  Risk of Investing in Saudi Arabia

•  Saudi Arabia Broker Risk

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Treaty/Tax Risk

•  Valuation Risk

iShares®MSCI Emerging Markets Min Vol Factor ETF	Seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets.	The fund employs an indexing investment approach designed to track the performance of the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”), by generally investing at least 80% of its assets in the component securities of the Index and	• Asset Class Risk • Authorized Participant Concentration Risk • Calculation Methodology Risk • Commodity Risk • Communication Services Sector Risk • Concentration Risk • Currency Risk • Custody Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
in investments that have economic characteristics that are substantially identical to the component securities of the Index. The fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index. The fund’s adviser uses a representative sampling indexing strategy to manage the fund.

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Privatization Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Emerging Markets

•  Risk of Investing in India

•  Risk of Investing in Russia

•  Risk of Investing in Saudi Arabia

•  Saudi Arabia Broker Risk

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Tax Risk

•  Valuation Risk

•  Volatility Risk

Invesco® S&P Emerging MarketsLow Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P BMI Emerging Markets Low Volatility Index™.	The fund generally will invest at least 90% of its total assets in the securities of companies that comprise the S&P BMI Emerging Markets Low Volatility Index™	• Authorized Participant Concentration Risk • Emerging Markets Investment Risk • Equity Risk • Foreign Investment Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
(“Index”). The Index is designed to measure the performance of 200 of the least volatile stocks of the S&P Emerging Plus LargeMidCap Index. Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI”) determines which securities are the least volatile over the past 12 months of companies in the S&P Emerging Plus LargeMidCap Index for inclusion in the Index. The fund generally invests in all of the securities comprising its Index in proportion to their weightings in the Index.

•  Geographic Concentration Risk

•  Index Risk

•  Industry Concentration Risk

•  Issuer-Specific-Changes Risk

•  Market Risk

•  Mid-Capitalization Company Risk

•  Non-Diversification Risk

•  Market Trading Risk

•  Non-Correlation Risk

•  Operational Risk

•  Portfolio Turnover Risk

•  Valuation Risk

•  Valuation Time Risk

•  COVID-19 Risk

•  Taiwan Investment Risk

•  Financials Sector Risk

VanguardFTSE Emerging Markets ETF	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.	The fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index (“Index”), a market-capitalization-weighted index that is made up of approximately 4,125 common stocks of large-, mid-, and small- cap companies located in emerging markets around the world. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics.

•  Stock Market Risk

•  Emerging Markets Risk

•  Country/Regional Risk

•  Currency Risk

•  China A-Shares Risk

•  Index Sampling Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

iShares®MSCI Global Min Vol Factor ETF	Seeks to track the investment results of an index composed of	The fund employs an indexing investment approach designed to track	• Asset Class Risk • Authorized Participant Concentration Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.	the performance of the MSCI ACWI Minimum Volatility (USD) Index (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Calculation Methodology Risk

•  Concentration Risk

•  Currency Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Geographic Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in China

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in Saudi Arabia

•  Saudi Arabia Broker Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

•  Volatility Risk

iShares®MSCI EAFE Min Vol Factor ETF	Seeks to track the investment results of an index, which is composed of developed market equities that, in the aggregate, have lower	The fund employs an indexing investment approach designed to track the performance of the MSCI EAFE Minimum Volatility (USD) Index	• Asset Class Risk • Authorized Participant Concentration Risk • Calculation Methodology Risk • Concentration Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.

(“Index”), by generally investing at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index. The fund may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund track the Index.

The fund’s adviser uses a representative sampling indexing strategy to manage the Fund.

•  Consumer Staples Sector Risk

•  Currency Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Geographic Risk

•  Healthcare Sector Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk

•  Risk of Investing in Developed Countries

•  Risk of Investing in Japan

•  Securities Lending Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

•  Volatility Risk

Invesco®S&P International Developed Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P BMI International Developed Low Volatility Index™.	The fund will invest at least 90% of its total assets in the securities that comprise the S&P BMI International Developed Low Volatility Index™ (“Index”). The Index is designed to measure the performance of 200 of the least volatile stocks of the S&P Developed ex US and South Korea LargeMidCap Index. Strictly in accordance with its guidelines and mandated procedures,

•  Authorized Participant Concentration Risk

•  Currency Risk

•  Equity Risk

•  Foreign Investment Risk

•  Geographic Concentration Risk

•  Index Risk

•  Industry Concentration Risk

•  Issuer-Specific Changes Risk

•  Market Risk

•  Market Trading Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
S&P Dow Jones Indices (“S&P DJI”) determines which securities are the least volatile over the past 12 months of companies in the S&P Developed ex US and South Korea LargeMidCap Index for inclusion in the Index. The fund generally invests in all of the securities comprising its (Index in proportion to their weightings in the Index.

•  Mid-Capitalization Company Risk

•  Non-Diversification Risk

•  Non-Correlation Risk

•  Operational Risk

•  Portfolio Turnover Risk

•  Valuation Risk

•  Valuation Time Risk

•  COVID-19 Risk

•  Japan Investment Risk

Invesco®S&P International Developed High Dividend Low Volatility ETF	Seeks to track the investment results (before fees and expenses) of the S&P EPAC Ex-Korea Low Volatility High Dividend Index.	The Fund generally will invest at least 90% of its total assets in securities that comprise the S&P EPAC Ex-Korea Low Volatility High Dividend Index (the “Index”). The index is composed of 100 securities in the S&P EPAC Ex-Korea LargeMidCap Index that historically have provided high dividend yields with lower volatility. The Fund generally invests in all of the components of the Index in proportion to their weightings in the Index. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Index reflects a concentration in that industry or group of industries.

•  Authorized Participant Concentration Risk

•  Currency Risk

•  Equity Risk

•  Foreign Investment Risk

•  Geographic Concentration Risk

•  High Dividend Paying Securities Risk

•  Index Risk

•  Industry Concentration Risk

•  Issuer-Specific Changes Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Company Risk

•  Non-Correlation Risk

•  Non-Diversification Risk

•  Operational Risk

•  Valuation Risk

•  Valuation Time Risk

•  COVID-19 Risk

•  Asia Pacific Investment Risk

VanguardFTSE Developed Markets ETF	Seeks to track the performance of the FTSE Developed All Cap ex US Index, which measures the investment return of stocks issued by companies	The fund employs an indexing investment approach designed to track the performance of the FTSE Developed All Cap ex US Index (“Index”), a	• Stock Market Risk • Country/Regional Risk • Investment Style Risk • Currency Risk • Risk that the market price of the Fund’s ETF

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
	located in Canada and the major markets of Europe and the Pacific region.	market-capitalization- weighted index that is made up of approximately 3,865 common stocks of large-, mid-, and small- cap companies located in Canada and the major markets of Europe and the Pacific region. The fund attempts to replicate the performance of the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

Vanguard500 Index Fund ETF	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

The Fund employs an indexing investment approach designed to track the performance of the Standard & Poor’s 500 Index (the “Index”), a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

•  Stock Market Risk

•  Investment Style Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

VanguardLarge-Cap Index Fund ETF	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Large Cap Index (the “Index”), a broadly diversified index of large U.S. companies representing approximately the top

•  Stock Market Risk

•  Investment Style Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
		85% of the U.S. market capitalization. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.	Fund’s ETF shares may not be maintained • Risk that trading in the Fund’s ETF shares may be halted

VanguardMid-Cap Index Fund ETF	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Mid Cap Index (the “Index”), a broadly diversified index of stocks of mid-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

•  Stock Market Risk

•  Investment Style Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

iShares®Core S&P Small-Cap ETF	Seeks to track the investment results of an index composed of small-capitalization U.S. equities.	The Fund employs an indexing investment approach designed to track the performance of the S&P SmallCap 600® Index (the “Index”), by generally investing at least 80% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The Fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, as well as in securities not included in the Index, but which the Fund’s adviser believes will help the Fund track

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Consumer Discretionary Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Index-Related Risk

•  Industrials Sector Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
		the Index. The Fund’s adviser uses a representative sampling indexing strategy to manage the Fund.	• Small-Capitalization Companies Risk • Tracking Error Risk

Vanguard Small-Cap Index Fund ETF	Seeks to track the performance of an index, which measures the investment return of small-capitalization stocks.	The Fund employs an indexing investment approach designed to track the performance of the CRSP US Small-Cap Index (the “Index”), a broadly diversified index of stocks of small U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

•  Stock Market Risk

•  Investment Style Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

SPDR® Portfolio Developed World ex-US ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets.

In seeking to track the

performance of the S&P

Developed Ex-U.S. BMI Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Under normal market conditions, the

Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts based on securities comprising the Index. In addition, the Fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

•  Currency Risk

•  Depositary Receipts Risk

•  Equity Investing Risk

•  Financial Sector Risk

•  Geographic Focus Risk

•  Indexing Strategy/Index Tracking Risk

•  Market Risk

•  Non-Diversification Risk

•  Non-U.S. Securities Risk

•  Unconstrained Sector Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Industrial Sector Risk

•  Counterparty Risk

•  Derivatives Risk

•  Liquidity Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard Total Corporate Bond ETF	Seeks to track the performance of a broad, market-weighted corporate bond index.	The fund is a fund of funds and employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Corporate Bond Index (the “Index”), which measure the investment-grade, fixed-rate, taxable corporate bond market. The fund intends to obtain its exposure to the bond held in the Index by investing all, or substantially all, of its assets in a mix of Vanguard bond index ETFs, rather than in individual securities held in the Index. Each of the underlying funds seeks to track the performance of an index that represents a subset of the Index.

•  Interest Rate Risk

•  Credit Risk

•  Income Risk

•  Liquidity Risk

•  Index Sampling Risk

•  Risk that the market price of the Fund’s ETF shares and the net asset value of those shares will differ significantly

•  Risk that an active trading market for the Fund’s ETF shares may not be maintained

•  Risk that trading in the Fund’s ETF shares may be halted

SPDR® Portfolio Corporate Bond ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield information of an index that tracks the U.S. corporate bond market.	The Fund generally invests substantially all, but at least 80%, or its total assets in the securities comprising the Bloomberg US Corporate Bond Index (the “Index”) and in securities that the Fund’s adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. The Index is designed to measure the performance of the investment grade corporate bond market.

•  Counterparty Risk

•  Debt Securities Risk

•  Derivatives Risk

•  Financial Sector Risk

•  Income Risk

•  Indexing Strategy/Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Market Risk

•  Non-U.S. Securities Risk

•  Restricted Securities Risk

•  Valuation Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Short Treasury Bond ETF	Seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities one year or less.	The Fund seeks to track the investment results of the ICE Short US Treasury Securities Index (the “Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of less than or equal to one year. The Fund will invest at least 80% of its assets in the component securities of the Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that the fund’s adviser believes will help the Fund track the Index. The Fund may invest up to 10% of its assets in futures, options, and swaps contracts that the fund’s adviser believes will help the Fund track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  High Portfolio Turnover Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the United States

•  Securities Lending Risk

•  Tracking Error Risk

•  U.S. Treasury Obligations Risk

APPENDIX D

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS

As of June 30, 2022, to EQ Trust’s knowledge, no person owned beneficially or of record 5% or more of the outstanding shares of any class of an Acquired Portfolio or an Acquiring Portfolio.

As of June 30, 2022, to VIP Trust’s knowledge, no person owned beneficially or of record 5% or more of the outstanding shares of any class of the EQ/Core Plus Bond Portfolio.

As of June 30, 2022, to EQ Trust’s knowledge, the following portfolios of VIP Trust owned shares of record in the following Acquiring Portfolio entitling such portfolios to give voting instructions regarding 5% or more of the outstanding shares of any class of such Acquiring Portfolio.

Portfolio/Class	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/MFS International Growth Portfolio — Class K*

EQ/MODERATE ALLOCATION PORTFOLIO	23.47%	23.47%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO	38.82%	38.82%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO	21.52%	21.52%

*	Class K shares are not impacted by the Reorganization.

As of June 30, 2022, to VIP Trust’s knowledge, the following portfolios of VIP Trust owned shares of record in the following Acquiring Portfolio entitling such portfolios to give voting instructions regarding 5% or more of the outstanding shares of any class of such Acquiring Portfolio.

Portfolio/Class	Percent Beneficial Ownership of Shares of the Portfolio	Percent Beneficial Ownership of Shares of the Combined Portfolio (assuming the Reorganization occurs)

EQ/Core Plus Bond Portfolio — Class K*

EQ/CONSERVATIVE ALLOCATION PORTFOLIO	9.35%	9.35%

EQ/CONSERVATIVE PLUS ALLOCATION PORTFOLIO	8.17%	8.17%

EQ/MODERATE ALLOCATION PORTFOLIO	40.22%	40.22%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO	25.07%	25.07%

*	Class K shares are not impacted by the Reorganization.

D-1

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

1.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of 1290 VT Low Volatility Global Equity Portfolio, a series of the Trust, into EQ/Common Stock Index Portfolio, a series of the Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is in vested in the portfolio being acquired in the proposed Agreement and Plan of Reorganization and
Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, there fore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjourn ment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and
Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its dis cretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the
Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy
Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

2.  To approve the Plan of Reorganization and Termination with respect to the reorganization of EQ/Franklin Growth Allocation Portfolio, a series of EQ Advisors Trust, into EQ/JPMorgan Growth Allocation Portfolio, a series of EQ Advisors Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in the portfolio being acquired in the proposed Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its discretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

3.  To approve the Plan of Reorganization and Termination with respect to the reorganization of EQ/First Trust Moderate Growth Allocation Portfolio, a series of EQ Advisors Trust, into EQ/Invesco Moderate Growth Allocation Portfolio, a series of EQ Advisors Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in the portfolio being acquired in the proposed Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its discretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

4.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of EQ Advisors Trust, into 1290 VT Moderate Growth Allocation Portfolio, a series of EQ Advisors Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in the portfolio being acquired in the proposed Agreement and Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its discretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

5.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/Invesco International Growth Portfolio, a series of EQ Advisors Trust, into EQ/MFS International Growth Portfolio, a series of EQ Advisors Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in the portfolio being acquired in the proposed Agreement and Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its discretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

PROXY TABULATOR P.O. BOX 9112 FARMINGDALE, NY 11735

To vote by Internet
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the voting instruction card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the voting instruction card below.
	3)	Sign and date the voting instruction card.
	4)	Return the voting instruction card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT CONTRACTHOLDERS INSTRUCT THE INSURANCE COMPANY TO VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

6.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/Franklin Strategic Income Portfolio, a series of EQ Advisors Trust, into EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust.

To Transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the insurance company and date. If joint owners, each holder should sign this Voting Instruction Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

VOTING INSTRUCTION CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

The person signing on the reverse side of this card, the owner of one or more variable life insurance policies and/or variable annuity contracts or certificates (the “Contracts”) whose account value is invested in the portfolio being acquired in the proposed Agreement and Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of EQ Advisors Trust (the “Trust”), hereby instructs the insurance company, the owner of the shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust, (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in its discretion, on such other matters as may properly come before the Meeting.

This Voting Instruction Card is solicited by the insurance company as a shareholder of the Trust. Receipt of the Notice of Meeting, Contractholder Voting Instructions and the Proxy Statement/Prospectus relating to the Voting Instruction Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

1.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of 1290 VT Low Volatility Global Equity Portfolio, a series of the Trust, into EQ/Common Stock Index Portfolio, a series of the Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on behalf of the portfolio being acquired in the proposed Agreement and Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of substitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

2.  To approve the Plan of Reorganization and Termination with respect to the reorganization of EQ/Franklin Growth Allocation Portfolio, a series of the Trust, into EQ/JPMorgan Growth Allocation Portfolio, a series of the Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on
behalf of the portfolio being acquired in the proposed Plan of Reorganization and Termination (the
“Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of sub stitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the
Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated Au
gust     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this
Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

3.  To approve the Plan of Reorganization and Termination with respect to the reorganization of EQ/First Trust Moderate Growth Allocation Portfolio, a series of the Trust, into EQ/Invesco Moderate Growth Allocation Portfolio, a series of the Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on behalf of the portfolio being acquired in the proposed Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of substitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

4.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of the Trust, into 1290 VT Moderate Growth Allocation Portfolio, a series of the Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on
behalf of the portfolio being acquired in the proposed Agreement and Plan of Reorganization and
Termination (the “Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of substitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postpone ment thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated
August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this
Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

5.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/Invesco International Growth Portfolio, a series of the Trust, into EQ/MFS International Growth Portfolio, a series of the Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on behalf of the portfolio being acquired in the proposed Agreement and Plan of Reorganization and Termination (the “Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of substitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postponement thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

EQ ADVISORS TRUST 1290 AVENUE OF THE AMERICAS NEW YORK, NY 10104-1472

To vote by Internet
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Go to website www.proxyvote.com or scan the QR Barcode above
	3)	Follow the instructions provided on the website.

To vote by Telephone
	1)	Read the Proxy Statement and have the proxy card below at hand.
	2)	Call 1-800-690-6903
	3)	Follow the instructions.

To vote by Mail
	1)	Read the Proxy Statement.
	2)	Check the appropriate box on the proxy card below.
	3)	Sign and date the proxy card.
	4)	Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:

KEEP THIS PORTION FOR YOUR RECORDS

DETACH AND RETURN THIS PORTION ONLY

PRELIMINARY COPY

THE BOARD OF TRUSTEES OF EQ ADVISORS TRUST (THE “TRUST”) UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” THE FOLLOWING PROPOSAL:

PROPOSAL				For	Against	Abstain

6.  To approve the Agreement and Plan of Reorganization and Termination with respect to the reorganization of EQ/Franklin Strategic Income Portfolio, a series of the Trust, into EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust.

To transact such other business that may properly come before the Meeting and any adjournment(s) or postponement(s) thereof.

IF YOU SIGN AND RETURN THIS PROXY CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS PROXY CARD WILL BE VOTED “FOR” THE PROPOSAL.

NOTE: Please sign exactly as your name appears on the records of the Trust and date. If joint owners, each holder should sign this Proxy Card. When signing as attorney, executor, administrator, trustee, guardian, officer of a corporation or other entity or in another representative capacity, please give your full title. If a corporation, please sign in full corporate name by the President or other authorized officer. If a partnership, please sign in partnership name by an authorized person.

				☐	☐	☐

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting.

The Combined Proxy Statement and Prospectus is available at www.proxyvote.com.

PROXY CARD

SPECIAL MEETING OF THE SHAREHOLDERS TO BE HELD ON

SEPTEMBER 28, 2022

This proxy is being solicited for the Board of Trustees of EQ Advisors Trust (the “Trust”) on
behalf of the portfolio being acquired in the proposed Agreement and Plan of Reorganization and
Termination (the “Acquired Portfolio”), a series of the Trust. The person signing on the reverse side of this card hereby appoints as proxies James Kelly and Lisa Perrelli, and each of them (with power of substitution) (i) to vote as indicated on the reverse side on the proposal that will be considered at the Special Meeting of the Shareholders of the Acquired Portfolio, or any adjournment or postpone ment thereof (the “Meeting”), as described in the Combined Proxy Statement and Prospectus dated
August     , 2022 (the “Proxy Statement/Prospectus”), (ii) to vote, in adjournment or postponement thereof, as described in the Proxy Statement/Prospectus, and (iii) to vote, in their discretion, on such other matters as may properly come before the Meeting, with all the power that the person signing on the reverse side of this card would have if personally present. The shares represented by this proxy will be voted as instructed on the reverse side of this proxy card. Unless indicated to the contrary, this proxy shall be deemed to grant authority to vote “FOR” the proposal.

Receipt of the Notice of Meeting and the Proxy Statement/Prospectus accompanying this
Proxy Card is acknowledged by the person signing on the reverse side of this card.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

STATEMENT OF ADDITIONAL INFORMATION

Dated August     , 2022

EQ ADVISORS TRUST

1290 VT Low Volatility Global Equity Portfolio

EQ/Franklin Growth Allocation Portfolio

EQ/First Trust Moderate Growth Allocation Portfolio

EQ/AXA Investment Managers Moderate Allocation Portfolio

EQ/Invesco International Growth Portfolio

EQ/Franklin Strategic Income Portfolio,

each a series of EQ Advisors Trust

(each, an “Acquired Portfolio” and together, the “Acquired Portfolios”)

AND

EQ ADVISORS TRUST

EQ/Common Stock Index Portfolio

EQ/JPMorgan Growth Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

1290 VT Moderate Growth Allocation Portfolio

EQ/MFS International Growth Portfolio,

each a series of EQ Advisors Trust

EQ PREMIER VIP TRUST EQ/Core Plus Bond Portfolio, a series of EQ Premier VIP Trust

(each, an “Acquiring Portfolio” and together, the “Acquiring Portfolios”)

1290 Avenue of the Americas

New York, New York 10104

(877) 222-2144

Acquisition of the assets and assumption of the liabilities of:	By and in exchange for shares of:

1290 VT Low Volatility Global Equity Portfolio

EQ/Franklin Growth Allocation Portfolio

EQ/First Trust Moderate Growth Allocation Portfolio

EQ/AXA Investment Managers Moderate Allocation Portfolio

EQ/Invesco International Growth Portfolio

EQ/Franklin Strategic Income Portfolio

EQ/Common Stock Index Portfolio

EQ/JPMorgan Growth Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

1290 VT Moderate Growth Allocation Portfolio

EQ/MFS International Growth Portfolio

EQ/Core Plus Bond Portfolio

This Statement of Additional Information (the “SAI”) relates specifically to the proposed reorganization of each Acquired Portfolio into the corresponding Acquiring Portfolio under which the Acquiring Portfolio would acquire all of the assets of the Acquired Portfolio in exchange solely for shares of the Acquiring Portfolio and that Acquiring Portfolio’s assumption of all of the corresponding Acquired Portfolio’s liabilities (the “Reorganizations”). This SAI is available to owners of and participants in variable life insurance contracts and variable annuity contracts and certificates (the “Contracts”) with amounts allocated to an Acquired Portfolio and to other shareholders of the Acquired Portfolios as of June 30, 2022.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated August     , 2022, relating to the Reorganizations (the “Combined Proxy Statement/Prospectus”) may be obtained, without charge, by writing to EQ Advisors Trust (“EQ Trust”) or EQ Premier VIP Trust (“VIP Trust”) at 1290 Avenue of the Americas, New York, New York 10104 or by calling 1-877-222-2144. This SAI should be read in conjunction with the Combined Proxy Statement/Prospectus.

1

Contents of the SAI

This SAI consists of the cover page, the information set forth below, and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein:

With respect to the Reorganization of each Acquired Portfolio (other than the EQ/Franklin Strategic Income Portfolio), each a series of EQ Trust, merging into each corresponding Acquiring Portfolio (other than the EQ/Core Plus Bond Portfolio), each a series of EQ Trust:

•	The combined Statement of Additional Information of EQ Trust dated May 1, 2022, as supplemented, with respect to the 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, and EQ/Invesco International Growth Portfolio, each an Acquired Portfolio, and the EQ/Common Stock Index Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, 1290 VT Moderate Growth Allocation Portfolio, and EQ/MFS International Growth Portfolio, each an Acquiring Portfolio, is incorporated by reference to Post-Effective Amendment No. 162 to EQ Trust’s registration statement on Form N-1A (File Nos. 333-17217 and 811-07953) as filed with the SEC on April 28, 2022. The combined Statement of Additional Information includes information about other EQ Trust portfolios that are not relevant to the Reorganizations. Please disregard that information.

•	The audited financial statements for the year ended December 31, 2021, including the financial highlights, for the 1290 VT Low Volatility Global Equity Portfolio, EQ/Franklin Growth Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/Invesco International Growth Portfolio, EQ/Common Stock Index Portfolio, EQ/JPMorgan Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, 1290 VT Moderate Growth Allocation Portfolio, and EQ/MFS International Growth Portfolio appearing in EQ Trust’s Annual Report to Shareholders, are incorporated by reference to EQ Trust’s Form N-CSR (File No. 811-07953) filed with the SEC on March 3, 2022. The Annual Report to Shareholders includes information about other EQ Trust portfolios that are not relevant to the Reorganizations. Please disregard that information.

With respect to the Reorganization of the EQ/Franklin Strategic Income Portfolio, a series of EQ Trust, merging into the EQ/Core Plus Bond Portfolio, a series of VIP Trust:

•	The combined Statement of Additional Information of EQ Trust dated May 1, 2022, as supplemented, with respect to the EQ/Franklin Strategic Income Portfolio, an Acquired Portfolio, is incorporated by reference to Post-Effective Amendment No. 162 to EQ Trust’s registration statement on Form N-1A (File Nos. 333-17217 and 811-07953) as filed with the SEC on April 28, 2022. The combined Statement of Additional Information includes information about other EQ Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

•	The audited financial statements for the year ended December 31, 2021, including the financial highlights, for the EQ/Franklin Strategic Income Portfolio appearing in EQ Trust’s Annual Report to Shareholders, are incorporated by reference to EQ Trust’s Form N-CSR (File No. 811-07953) filed with the SEC on March 3, 2022. The Annual Report to Shareholders includes information about other EQ Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

•	The Statement of Additional Information of VIP Trust dated May 1, 2022, as supplemented, with respect to the EQ/Core Plus Bond Portfolio, an Acquiring Portfolio, is incorporated by reference to Post-Effective Amendment No. 69 to VIP Trust’s registration statement on Form N-1A (File Nos. 333-70754 and 811-10509) as filed with the SEC on April 28, 2022.

2

•	The audited financial statements for the year ended December 31, 2021, including the financial highlights, for the EQ/Core Plus Bond Portfolio appearing in VIP Trust’s Annual Report to Shareholders, are incorporated by reference to VIP Trust’s Form N-CSR (File No. 811-10509) filed with the SEC on March 3, 2022. The Annual Report to Shareholders includes information about other VIP Trust portfolios that are not relevant to the Reorganization. Please disregard that information.

3

Supplemental Financial Information (Unaudited)

A table showing the current fees and expenses of each Acquired Portfolio and the fees and expenses of each corresponding Acquiring Portfolio on a pro forma basis after giving effect to the proposed Reorganization is included in the following sections of the Combined Proxy Statement/Prospectus:

•	With respect to the Reorganization of the 1290 VT Low Volatility Global Equity Portfolio, a series of EQ Trust, merging into the EQ/Common Stock Index Portfolio, a series of EQ Trust: “Proposal 1 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•	With respect to the Reorganization of the EQ/Franklin Growth Allocation Portfolio, a series of EQ Trust, merging into the EQ/JPMorgan Growth Allocation Portfolio, a series of EQ Trust: “Proposal 2 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•	With respect to the Reorganization of the EQ/First Trust Moderate Growth Allocation Portfolio, a series of EQ Trust, merging into the EQ/Invesco Moderate Growth Allocation Portfolio, a series of EQ Trust: “Proposal 3 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•	With respect to the Reorganization of the EQ/AXA Investment Managers Moderate Allocation Portfolio, a series of EQ Trust, merging into the 1290 VT Moderate Growth Allocation Portfolio, a series of EQ Trust: “Proposal 4 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•	With respect to the Reorganization of the EQ/Invesco International Growth Portfolio, a series of EQ Trust, merging into the EQ/MFS International Growth Portfolio, a series of EQ Trust: “Proposal 5 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

•	With respect to the Reorganization of the EQ/Franklin Strategic Income Portfolio, a series of EQ Trust, merging into the EQ/Core Plus Bond Portfolio, a series of VIP Trust: “Proposal 6 — Comparative Fee and Expense Tables — Shareholder Fees and Annual Operating Expenses”

With respect to the Reorganization of each of the EQ/First Trust Moderate Growth Allocation Portfolio, the EQ/AXA Investment Managers Moderate Allocation Portfolio, the EQ/Invesco International Growth Portfolio, and the EQ/Franklin Strategic Income Portfolio, the Reorganization will not result in a material change to the Acquired Portfolio’s investment portfolio due to the investment restrictions of its corresponding Acquiring Portfolio. Each security held by each such Acquired Portfolio is eligible to be held by its corresponding Acquiring Portfolio based on the investment restrictions of the Acquiring Portfolio. Notwithstanding the foregoing, changes may be made to each such Acquired Portfolio’s portfolio in advance of the Reorganization and/or its corresponding Acquiring Portfolio’s portfolio following the Reorganization.

With respect to the Reorganization of the 1290 VT Low Volatility Global Equity Portfolio, the Reorganization will result in a material change to the Portfolio’s investment portfolio. All of the 1290 VT Low Volatility Global Equity Portfolio’s securities holdings will be sold due to the investment restrictions of its corresponding Acquiring Portfolio. Notwithstanding the foregoing, changes may be made to the 1290 VT Low Volatility Global Equity Portfolio’s portfolio in advance of the Reorganization and/or its corresponding Acquiring Portfolio’s portfolio following the Reorganization.

With respect to the Reorganization of the EQ/Franklin Growth Allocation Portfolio, the Reorganization will result in a material change to the Portfolio’s investment portfolio. It is estimated that 35% of the EQ/Franklin Growth Allocation Portfolio’s securities holdings will be sold due to the investment restrictions of its corresponding Acquiring Portfolio. Portfolios of Investments of the EQ/Franklin Growth Allocation Portfolio included below reflect: (1) the EQ/Franklin Growth Allocation Portfolio’s actual portfolio holdings as of December 31, 2021, and (2) the EQ/Franklin Growth Allocation Portfolio’s hypothetical portfolio holdings as of December 31, 2021, reflecting the sale of the EQ/Franklin Growth Allocation Portfolio’s portfolio holdings in

4

connection with the Reorganization. Notwithstanding the foregoing, changes may be made to the EQ/Franklin Growth Allocation Portfolio’s portfolio in advance of the Reorganization and/or its corresponding Acquiring Portfolio’s portfolio following the Reorganization.

There are no material differences in accounting policies of each Acquired Portfolio as compared to those of the corresponding Acquiring Portfolio.

5

EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2021

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.4%)
iShares Core MSCI EAFE ETF	171,822	$12,824,794
iShares Core S&P 500 ETF	25,569	12,196,157
iShares Core S&P Mid-Cap ETF	10,007	2,832,781
iShares MSCI EAFE ETF (x)	63,203	4,972,812
iShares Russell 2000 ETF (x)	6,195	1,378,078
SPDR S&P 500 ETF Trust	25,680	12,196,973

Total Equity		46,401,595

Fixed Income (34.0%)
Vanguard Intermediate-Term Corporate Bond ETF (x)	264,206	24,507,749

Total Exchange Traded Funds (98.4%) (Cost $59,611,446)		70,909,344

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.8%)
Societe Generale SA, 0.03%, dated 12/31/21, due 1/3/22, repurchase price $1,763,099, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 1/4/22-11/15/51; total market value $1,798,357. (xx)	$1,763,095	1,763,095

TD Prime Services LLC, 0.14%, dated 12/31/21, due 1/3/22, repurchase price $1,670,066, collateralized by various Common Stocks; total market value $1,846,010. (xx)	1,670,046	1,670,046

Total Repurchase Agreements		3,433,141

Total Short-Term Investments (4.8%) (Cost $3,433,141)		3,433,141

Total Investments in Securities (103.2%) (Cost $63,044,587)		74,342,485
Other Assets Less Liabilities (-3.2%)		(2,318,086)

Net Assets (100%)		$72,024,399

(x)	All or a portion of security is on loan at December 31, 2021.
(xx)

At December 31, 2021, the Portfolio had loaned securities with a total value of $5,172,990. This was collateralized by $1,862,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 1/31/22 - 8/15/50 and by cash of $3,433,141 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

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EQ ADVISORS TRUST

EQ/FRANKLIN GROWTH ALLOCATION PORTFOLIO

HYPOTHETICAL PORTFOLIO OF INVESTMENTS AFTER SALE OF SECURITY

December 31, 2021 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (64.4%)
iShares Core MSCI EAFE ETF	171,822	$12,824,794
iShares Core S&P 500 ETF	25,569	12,196,157
iShares Core S&P Mid-Cap ETF	10,007	2,832,781
iShares MSCI EAFE ETF (x)	63,203	4,972,812
iShares Russell 2000 ETF (x)	6,195	1,378,078
SPDR S&P 500 ETF Trust	25,680	12,196,973

Total Equity		46,401,595

Total Exchange Traded Funds (64.4%) (Cost $35,093,523)		46,401,595

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.8%)
Societe Generale SA, 0.03%, dated 12/31/21, due 1/3/22, repurchase price $1,763,099, collateralized by various U.S. Government Treasury Securities, ranging from 0.000%-7.625%, maturing 1/4/22-11/15/51; total market value $1,798,357. (xx)	$1,763,095	1,763,095

TD Prime Services LLC, 0.14%, dated 12/31/21, due 1/3/22, repurchase price $1,670,066, collateralized by various Common Stocks; total market value $1,846,010. (xx)	1,670,046	1,670,046

Total Repurchase Agreements		3,433,141

Total Short-Term Investments (4.8%) (Cost $3,433,141)		3,433,141

Total Investments in Securities (69.2%) (Cost $38,526,664)		49,834,736
Other Assets Less Liabilities (30.8%)		22,189,663

Net Assets (100%)		$72,024,399

(x)	All or a portion of security is on loan at December 31, 2021.
(xx)

At December 31, 2021, the Portfolio had loaned securities with a total value of $2,679,137. This was collateralized by $1,862,433 of various U.S. Government Treasury Securities, ranging from 0.000% - 4.375%, maturing 1/31/22 - 8/15/50 and by cash of $3,433,141 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements. This hypothetical Portfolio of Investments does not reflect any potential impact to the securities lending collateralization as of December 31, 2021.

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PART C: OTHER INFORMATION

Item 15.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

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Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. K of the Registrant’s Amended and Restated Investment Advisory Agreement states:

Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.

Registrant’s Investment Sub-Advisory Agreements generally state:

6. LIABILITY	AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Portfolio(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered

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by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) Administrator shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on Administrator’s part (or on the part of any third party to whom Administrator has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by Administrator (or by such third party) of its obligations and duties under this Agreement (in the case of

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Administrator) or under an agreement with Administrator (in the case of such third party) or, subject to Section 10 below, Administrator’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of Administrator) or an agreement with Administrator (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of Administrator) or under an agreement with Administrator (in the case of such third party). In no event shall Administrator (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if Administrator (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b)    Except to the extent that Administrator may be held liable pursuant to Section 6(a) above, Administrator shall not be responsible for, and the Trust shall indemnify and hold Administrator harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i)    any and all actions of Administrator or its officers or agents required to be taken pursuant to this Agreement;

(ii)    the reliance on or use by Administrator or its officers or agents of information, records, or documents which are received by Administrator or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii)    the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv)    the breach of any representation or warranty of the Trust hereunder;

(v)    the reliance on or the carrying out by Administrator or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi)    any delays, inaccuracies, errors in or omissions from information or data provided to Administrator by data services, including data services providing information in connection with any third party computer system licensed to Administrator, and by any corporate action services, pricing services or securities brokers and dealers;

(vii)    the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii)    any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix)    except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment sub-advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

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(x)    all actions, inactions, omissions, or errors caused by third parties to whom Administrator or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Fund, investment sub-advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify Administrator pursuant to this Agreement.

(c)     Until such time as Administrator becomes the investment adviser to the Trust, in connection with the indemnity provided to the Trust by the Administrator pursuant to Section 6(a) hereof, and solely in the event that Administrator fails to pay any indemnity properly due and owing to the Trust after the passage of a reasonable amount of time after the Trust’s written demand upon Administrator in accordance with Section 9 hereof, upon a written demand upon EIM pursuant to Section 9 hereof setting forth in detail the basis for an indemnity being required of EIM, EIM shall reimburse the Trust for any shortfall properly due and owing to the Trust by Administrator.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilities, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements states:

8.1(a). Equitable agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributor, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or contained in the Equitable Contracts or sales literature for the Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the Equitable Contracts or in the Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations

5

contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by Equitable or persons under its control) or wrongful conduct of Equitable or persons under its control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of Equitable; or

(iv) arise as a result of any failure by Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). The Distributor agrees to indemnify and hold harmless Equitable, and the Trust and each of their directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributor), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributor or Trust by or on behalf of Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the Equitable Contracts not supplied by the Distributor or persons under their control) or wrongful conduct of the Distributor or persons under their control, with respect to the sale or distribution of the Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to Equitable by or on behalf of the Distributor or the Trust; or

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(iv) arise as a result of any failure by the Distributor or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributor or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributor in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributor;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless Equitable and each of its directors and officers and each person, if any, who controls Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 16.	Exhibits:

(1)(a)(i)	Agreement and Declaration of Trust of Registrant.[1]

(1)(a)(ii)	Amendment No. 1 to Agreement and Declaration of Trust of Registrant.[30]

(1)(b)(i)	Certificate of Trust of Registrant. [1]

(1)(b)(ii)	Certificate of Amendment to Certificate of Trust of Registrant.[30]

(2)(a)	By-laws of Registrant. [1]

(2)(b)(i)	Second Amended and Restated By-laws of Registrant. [26]

(2)(b)(ii)	Amendment No. 1 to Second Amended and Restated By-laws of Registrant. [30]

(3)	None.

(4)	Form of Agreement and Plan of Reorganization and Termination between EQ Advisors Trust, on behalf of EQ/Franklin Strategic Income Portfolio, a segregated portfolio of assets (“series”) thereof, and EQ Premier VIP Trust, on behalf of EQ/Core Plus Bond Portfolio, a series thereof. (filed herewith as Appendix A.2 to the Combined Proxy Statement and Prospectus)

(5)	None other than provisions contained in Exhibits (1)(a)(i) and (2)(b)(i)

(6)	Investment Advisory Contracts

(6)(a)(i)	Amended and Restated Investment Advisory Agreement between Registrant and Equitable Investment Management Group, LLC (“EIM”) dated as of July 16, 2020. [31]

(6)(a)(ii)	Amendment No. 1 dated October 1, 2021 to the Amended and Restated Investment Advisory Agreement between Registrant and EIM dated as of July 16, 2020. [32]

(6)(b)(i)	Investment Sub-Advisory Agreement between EIM and AXA Investment Managers US Inc. (formerly, AXA Investment Managers, Inc.) (“AXA IM”) dated as of July 16, 2020. [31]

(6)(b)(ii)	Amendment No. 1 effective as of January 1, 2022 to the Investment Sub-Advisory Agreement between EIM and AXA IM dated as of July 16, 2020. [32]

(6)(c)(i)	Investment Sub-Advisory Agreement between EIM and Brandywine Global Investment Management, LLC (“Brandywine”) dated as of July 31, 2020. [31]

(6)(d)(i)	Investment Sub-Advisory Agreement between EIM and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) dated as of July 16, 2020. [31]

(7)	Underwriting Contracts or Distribution Agreements

(7)(a)(i)	Distribution Agreement between Registrant and Equitable Distributors, LLC (“Equitable Distributors”) dated as of July 16, 2020 with respect to the Class A shares. [31]

(7)(b)(i)	Distribution Agreement between Registrant and Equitable Distributors dated as of July 16, 2020 with respect to the Class B shares. [31]

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(7)(c)(i)	Distribution Agreement between Registrant and Equitable Distributors dated as of July 16, 2020 with respect to the Class K shares. [31]

(8)	Deferred Compensation Plan. [1]

(9)	Custodian Agreements

(9)(a)(i)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(9)(a)(ii)	Amendment No. 1 dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[3]

(9)(a)(iii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(9)(a)(iv)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(v)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(vi)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(9)(a)(vii)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[9]

(9)(a)(viii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[10]

(9)(a)(ix)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [11]

(9)(a)(x)	Amendment No. 9 dated as of October 26, 2012 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[14]

(9)(a)(xi)	Amendment No. 10 dated as of October 21, 2013 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[17]

(9)(a)(xii)	Amendment No. 11 dated as of April 18, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[19]

(9)(a)(xiii)	Amendment No. 12 dated June 13, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [20]

(9)(a)(xiv)	Amendment No. 13 dated December 10, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [21]

(9)(a)(xv)	Amendment No. 14 dated September 26, 2015 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [23]

(9)(a)(xvi)	Amendment No. 15 dated May 1, 2020 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [31]

(9)(a)(xvii)	Amendment No. 16 dated July 16, 2020 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [31]

(10)	Distribution Plan and Multiple Share Class Plan

(10)(a)(i)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant. [11]

(10)(b)(i)	Shareholder Services and Distribution Plan with respect to Class A shares of the Registrant.[13]

(10)(c)(i)	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, amended August 2021. [32]

(11)	Opinion and Consent of Counsel regarding the legality of the securities being registered. (filed herewith)

(12)	Form of Opinion and Consent of Counsel as to tax matters. (filed herewith)

9

(13)	Other Material Contracts

(13)(a)(i)	Mutual Funds Service Agreement among Registrant, Equitable Investment Management, LLC (“Administrator”) and EIM dated as of August 1, 2021. [32]

(13)(b)(i)	Amended and Restated Expense Limitation Agreement among Registrant, the Administrator and EIM dated as of August 1, 2021. [32]

(13)(b)(ii)	Form of Amendment No. dated , 2022, to the Amended and Restated Expense Limitation Agreement among Registrant, the Administrator and EIM dated as of August 1, 2021. (filed herewith)

(13)(c)(i)	Amended and Restated Participation Agreement among Registrant, AXA Equitable Life Insurance Company (“AXA Equitable”), FMG LLC and AXA Distributors dated as of May 23, 2012. [16]

(13)(c)(ii)	Amendment No. 1 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012.[17]

(13)(c)(iii)	Amendment No. 2 dated as of April 18, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

10

(13)(c)(iv)	Amendment No. 3 dated as of July 8, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(13)(c)(v)	Amendment No. 4 dated as of December 10, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(13)(c)(vi)	Amendment No. 5 dated as of September 26, 2015 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [23]

(13)(c)(vii)	Amendment No. 6 dated as of July 19, 2018 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [31]

(13)(c)(viii)	Amendment No. 7 dated July 16, 2020 to the Amended and Restated Participation Agreement among Registrant, Equitable Financial Life Insurance Company (“Equitable”), EIM and Equitable Distributors, dated May 23, 2012. [31]

(13)(d)(i)	Participation Agreement among Registrant, American General Life Insurance Company (“American General”), AXA Advisors and AXA Distributors dated as of August 15, 2003.[3]

(13)(d)(ii)	Amendment No. 1 dated as of April 1, 2015 to the Participation Agreement among Registrant, American General and AXA Distributors dated as of August 15, 2003. [23]

(13)(d)(iii)	Amendment No. 2 dated as of December 4, 2020 to the Participation Agreement among Registrant, American General and Equitable Distributors dated as of August 15, 2003. [31]

(13)(e)(i)	Participation Agreement among Registrant, MONY Life Insurance Company (“MONY”) and AXA Distributors dated as of October 1, 2013. [18]

(13)(e)(ii)	Amendment No. 1 dated as of April 18, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(13)(e)(iii)	Amendment No. 2 dated as of July 8, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(13)(e)(iv)	Amendment No. 3 dated as of September 26, 2015 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [23]

(13)(e)(v)	Amendment No. 4 dated as of July 19, 2018 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013.[27]

(13)(e)(vi)	Amendment No. 5 dated July 16, 2020 to the Participation Agreement among Registrant, MONY and Equitable Distributors dated as of October 1, 2013. [31]

(13)(f)(i)	Amended and Restated Participation Agreement among Registrant, MONY Life Insurance Company of America (“MLOA”) and AXA Distributors dated as of May 23, 2012.[17]

(13)(f)(ii)	Amendment No. 1 dated as of October 21, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012.[17]

(13)(f)(iii)	Amendment No. 2 dated as of November 1, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [18]

(13)(f)(iv)	Amendment No. 3 dated as of April 18, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(13)(f)(v)	Amendment No. 4 dated as of July 8, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(13)(f)(vi)	Amendment No. 5 dated as of September 26, 2015 to Amended and Restated

11

Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [23]

(13)(f)(vii)	Amendment No. 6 dated as of July 19, 2018 to Amended and Restated Participation Agreement among Registrant, MLOA and Equitable Distributors dated as of May 23, 2012. [31]

(13)(f)(viii)	Amendment No. 7 dated as of July 16, 2020 to Amended and Restated Participation Agreement among Registrant, Equitable Financial Life Insurance Company of America (“EFLOA”) and Equitable Distributors dated as of May 23, 2012. [31]

(14)	Consent of Independent Registered Public Accounting Firm. (filed herewith)

(15)	Not Applicable.

(16)	Powers of Attorney. [33]

(17)	Not applicable.

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).
[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).
[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
[11]	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).

12

[13]	Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-70754).
[14]	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on February 6, 2013 (File No. 333-70754).
16.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on July 22, 2013 (File No. 333-70754).
17.	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on October 2, 2013 (File No. 333-70754).
18.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on February 11, 2014 (File No. 333-70754).
19.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (File No. 333-70754).
20.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on January 12, 2015 (File No. 333-70754).
21.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2015 (File No. 333-70754).
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on June 20, 2015 (File No. 333-205385).
23.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2016 (File No. 333-70754).
24.	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2017 (File No. 333-70754).
25.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017 (File No. 333-70754).
26.	Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2018 (File No. 333-70754).
[27]	Incorporated herein by reference to Post Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2019 (File No. 333-70754)
[28]	Incorporated herein by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2020 (File No. 333-70754).
[30]	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2020 (File No. 333-70754).
31.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on March 12, 2021 (File No. 333-254204).
32.	Incorporated herein by reference to Post Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2022 (File No. 333-70754).
33.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on June 30, 2022 (File No. 333-265919).

13

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file an executed copy of the opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this registration statement within a reasonable time after receipt of such opinion.

14

SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and the State of New York on the 3rd day of August 2022.

EQ PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	August 3, 2022

/s/ Gary S. Schpero* Gary S. Schpero	Trustee and Chairman of the Board	August 3, 2022

/s/ Donald E. Foley* Donald E. Foley	Trustee	August 3, 2022

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	August 3, 2022

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	August 3, 2022

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	August 3, 2022

/s/ Michael Clement* Michael Clement	Trustee	August 3, 2022

/s/ Kathleen Stephansen* Kathleen Stephansen	Trustee	August 3, 2022

/s/ Patricia M. Haverland* Patricia M. Haverland*	Trustee	August 3, 2022

/s/ Jeffery S. Perry* Jeffery S. Perry*	Trustee	August 3, 2022

/s/ Brian Walsh Brian Walsh	Treasurer and Chief Financial Officer (Principal Accounting Officer)	August 3, 2022

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)